UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Funds

Semi-Annual Report

June 30, 2019

Alternatives Funds

Lazard Emerging Markets Income Portfolio
Lazard Enhanced Opportunities Portfolio
Lazard Explorer Total Return Portfolio

Important Information on Paperless Delivery

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing up for paperless delivery at www.icsdelivery.com/lazardassetmanagement. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure and visiting www.fundreports.com. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

PRIVACY NOTICE

WHAT DOES LAZARD DO WITH YOUR PERSONAL INFORMATION?

Financial companies choose how they share your personal information. U.S. federal law gives our clients the right to limit some but not all sharing. U.S. federal and other applicable law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

We do not disclose nonpublic personal information about our clients or former clients to third parties other than as described below.

Personal information we collect. We collect personal information about you in connection with our providing advisory services to you. The legal basis for our collection of your personal information is our contract with you and our legitimate business interest to provide contractual services to you. The collection of this information is necessary for us to be able to provide advisory services to you and the failure to provide such information will result in our inability to provide our services. This information includes your social security number (for U.S. persons) and may include other information such as your:

●	Assets and income;

●	Investment experience;

●	Transaction history;

●	Credit history; and

●	Wire transfer instructions.

How we collect this information. We collect this information from you through various means. For example, when you give us your contact information, enter into an investment advisory contract with us, buy securities (i.e., interests in a fund) from us, direct us to buy or sell securities for your account, tell us where to send money, or make a wire transfer. We also may collect your personal information from other sources, such as our affiliates1 or other non-affiliated companies (such as credit bureaus).

[1]	Our affiliates are companies related to us by common ownership or control and can include both financial and nonfinancial companies. Non-affiliates are companies not related to us by common ownership or control and can include both financial and nonfinancial companies.

How we use this information. All financial companies need to share customers’ personal information to run their everyday business and we use the personal information we collect from you for our everyday business purposes. These purposes may include for example:

●	To provide advisory services to you;

●	To open an account for you;

●	To process a transaction for your account;

●	To market products and services to you; and/or

●	To respond to court orders and legal investigations.

If you are an investor located within a European Union country, please note that personal information may be collected, shared and/or stored outside of the European Union.

Disclosure to others. We may provide your personal information to our affiliates and to firms that assist us in servicing your account and have a need for such information, such as a broker, counterparty, fund administrator or third party service provider that aggregates data in a central repository for access by a broker, counterparty or fund administrator to provide its services. We may also disclose such information to service providers and financial institutions with which we have a formal agreement to provide services relating to our arrangements with you. We require third party service providers and financial institutions with which we have a formal agreement to provide services relating to our arrangements with you to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them. These sharing practices are consistent with applicable privacy and related laws, and in general, you may not limit our use of your personal information for these purposes under such laws. We note that the U.S. federal privacy laws only give you the right to limit the certain types of information sharing that we do not engage in (e.g., sharing with our affiliates certain information relating to your transaction history or creditworthiness for their use in marketing to you, or sharing any personal information with non-affiliates for them to market to you). We may also share your personal information with nonaffiliates (such as a government agency or regulatory authority) as required by applicable law.

How we protect your personal information. To protect your personal information from unauthorized access and use, we use security measures that comply with applicable law. These measures include computer safeguards and secured files and buildings.

How long we keep your personal information. We retain your personal information for the duration of your advisory relationship with us and for a period of time thereafter as required by applicable law.

Your rights with respect to this information. If you are an investor located within a European Union country, you have the following rights with respect to your personal information:

●	The right to request and obtain a copy of your personal information that we maintain;

●	The right to correct your personal information that we maintain;

●	The right to request the erasure of your personal information from our systems, subject to applicable recordkeeping requirements applicable to us; and

●	The right to lodge a complaint with a supervisory authority.

Who is providing this Privacy Notice. This Privacy Notice relates to the following entities:

●	Lazard Asset Management LLC

●	Lazard Asset Management (Canada), Inc.[2]

●	Lazard Asset Management Securities LLC

Who to contact with questions. If you have any questions about this Privacy Notice, please call (800) 823-6300 or visit our website at http://www.lazardassetmanagement.com.

[2]	Lazard Asset Management (Canada), Inc. does not disclose any non-public personal information about its customers to any third party, except as permitted by or required by any applicable law, including the laws of the United States and Canada.

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard

4	Performance Overviews (unaudited)

8	Information About Your Portfolio’s Expenses (unaudited)

10	Portfolio Holdings (unaudited)

11	Portfolios of Investments (unaudited)

11	Lazard Emerging Markets Income Portfolio

15	Lazard Enhanced Opportunities Portfolio

26	Lazard Explorer Total Return Portfolio

38	Notes to Portfolios of Investments (unaudited)

42	Statements of Assets and Liabilities (unaudited)

46	Statements of Operations (unaudited)

50	Statements of Changes in Net Assets (unaudited)

54	Financial Highlights (unaudited)

61	Notes to Financial Statements (unaudited)

93	Board of Directors and Officers Information (unaudited)

96	Other Information

Please consider a Portfolio’s investment objectives, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or each Portfolio’s summary prospectus carefully before you invest. The prospectus and each Portfolio’s summary prospectus contain the investment objectives, risks, charges, expenses and other information about each Portfolio of the Fund, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

A MESSAGE FROM LAZARD

Dear Shareholder,

Global markets registered strong gains in the first half of 2019. They reached near-record highs in April, thanks to strong corporate earnings and better-than-expected quarterly US GDP growth. However, heightened trade tensions and mixed economic data gave investors pause in May as China and the United States again raised tariffs on each other’s imports after trade talks stalled.

The US equity market rose strongly during the period, boosted by hopes that renewed trade negotiations and a potential interest rate cut by the Federal Reserve in July would keep the United States on strong economic footing. Financials, materials, and technology outperformed, while energy lagged against a backdrop of falling oil prices, concerns about global demand, and rising inventories. Volatility as measured by the CBOE Volatility Index (VIX) rose mildly but remained well below levels at the end of 2018.

European equity markets have been caught in the middle of opposing forces, mainly growing tensions around global trade and increasingly dovish central banks. This has pushed European government bond yields to fresh lows and caused bond-sensitive sectors to climb higher, further stretching valuations.

Emerging markets equities gained more than 10% year to date. The asset class’s performance was volatile over the latter half of the period, reflecting extraordinary uncertainty among investors about the geopolitical environment, particularly US actions on trade in May and early June. Emerging markets debt also delivered strong year-to-date returns, supported by liquidity from central banks. However, the global growth outlook has become more uncertain and current valuations provide less compensation for the increased risks.

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In this environment, we believe it is becoming increasingly important for investors to be discerning, to focus on fundamentals and not short-term macro drivers, particularly as sentiment is vulnerable to rapid shifts. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Lazard Emerging Markets Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Income Portfolio and JPMorgan Emerging Local Markets® Index Plus*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One Year	Five Years	Since Inception†
Institutional Shares**	3.82%	–1.17%	–0.84%
Open Shares**	3.69%	–1.39%	–1.08%
JPMorgan Emerging Local Markets Index Plus	3.65%	–0.59%	–0.28%
†	The inception date for the Portfolio was April 30, 2014.

4   Semi-Annual Report

Lazard Enhanced Opportunities Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Enhanced Opportunities Portfolio, ICE BofAML U.S. Convertible ex Mandatory® Index and HFRX Global Hedge Fund® Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One Year	Since Inception†
Institutional Shares**	3.54%	2.59%
Open Shares**	3.28%	2.34%
ICE BofAML U.S. Convertible ex Mandatory Index	7.91%	8.54%
HFRX Global Hedge Fund Index	–1.95%	0.39%
†	The inception date for the Portfolio was December 31, 2014.

Semi-Annual Report   5

Lazard Explorer Total Return Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Explorer Total Return Portfolio, JPMorgan EMBI Global Diversified® Index, JPMorgan GBI-EM Global Diversified® Index and Global Diversified Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One Year	Five Years	Since Inception†
Institutional Shares**	4.76%	0.34%	0.95%
Open Shares**	4.51%	0.03%	0.64%
JPMorgan EMBI Global Diversified Index	12.45%	5.30%	6.33%
JPMorgan GBI-EM Global Diversified Index	8.99%	–0.45%	0.26%
Global Diversified Index	10.77%	2.46%	3.32%
†	The inception date for the Portfolio was June 28, 2013.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”) or DST Asset Manager Solutions, Inc., the Fund’s transfer and dividend distributing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles, if any, and may differ from amounts reported in the financial highlights. For Institutional Shares and Open Shares of Lazard Enhanced Opportunities Portfolio, a one-time voluntary reimbursement by the administrator increased the total return ratio by 0.49% for year ended December 31, 2017.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

6   Semi-Annual Report

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The JPMorgan Emerging Local Markets Index Plus tracks total returns for local currency-denominated money market instruments.

The ICE BofAML U.S. Convertible ex Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

The JPMorgan EMBI Global Diversified Index is a uniquely weighted version of the EMBI Global. Risks associated with the securities comprising this index include fixed income and emerging markets. The JPMorgan GBI-EM Global Diversified Index is a uniquely weighted version of the GBI-EM Global. Risks include fixed income, emerging markets and derivatives. These indices limit the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The countries covered in both indices are identical.

The Global Diversified Index is an unmanaged Index created by the Investment Manager and is a 50/50 blend of the JPMorgan EMBI Global Diversified Index and the JPMorgan GBI-EM Global Diversified Index.

**	The performance of Institutional Shares and Open Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

Semi-Annual Report   7

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2019 through June 30, 2019 and held for the entire period.

Actual Expenses

For each Share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each Share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

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Portfolio	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19	*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19
Emerging Markets Income
Institutional Shares
Actual	$1,000.00	$1,048.80	$4.52		0.89%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46		0.89%
Open Shares
Actual	$1,000.00	$1,048.90	$5.23		1.03%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16		1.03%
Enhanced Opportunities†
Institutional Shares
Actual	$1,000.00	$1,059.00	$15.01		2.94%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.22	$14.65		2.94%
Open Shares
Actual	$1,000.00	$1,057.80	$16.43		3.22%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,008.83	$16.04		3.22%
Explorer Total Return
Institutional Shares
Actual	$1,000.00	$1,077.80	$5.62		1.09%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.46		1.09%
Open Shares
Actual	$1,000.00	$1,077.70	$3.04		0.59%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$2.96		0.59%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each Share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

†	The expense ratios include broker expense and dividend expense on securities sold short.

Semi-Annual Report   9

The Lazard Funds, Inc. Portfolio Holdings Presented by Asset Class/Sector and Region June 30, 2019 (unaudited)

	Lazard Enhanced Opportunities Portfolio
Asset Class/Sector	Long *	Short †
Equity
Communication Services	8.2%	–9.0%
Consumer Discretionary	2.5	–3.9
Consumer Staples	0.8	–0.8
Energy	2.0	–1.4
Financials	13.3	–6.9
Health Care	18.3	–20.3
Industrials	4.3	–3.7
Information Technology	19.3	–28.0
Materials	3.8	–2.6
Real Estate	0.9	–15.1
Utilities	1.3	–0.9
Exchange-Traded Funds	—	–7.4
Short-Term Investments	25.3	—
Total Investments	100.0%	–100.0%

*	Represents percentage of total investments excluding securities sold short.

†	Represents percentage of total securities sold short.

Asset Class/Region*	Lazard Emerging Markets Income Portfolio	Lazard Explorer Total Return Portfolio
Fixed Income
Africa	10.0%	4.7%
Asia	4.4	21.7
Europe	2.2	18.2
North America	57.6	36.9
South America	6.4	18.1
Purchased Options	—	0.2
Short-Term Investments	19.4	0.2
Total Investments	100.0%	100.0%

*	Represents percentage of total investments.

10   Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments June 30, 2019 (unaudited)

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Income Portfolio

Foreign Government Obligations | 24.7%

Brazil | 6.0%
Brazil NTN-B:
6.000%, 05/15/21	BRL	90	$80,931
6.000%, 05/15/23	BRL	150	140,893
Brazil NTN-F, 10.000%, 01/01/27	BRL	348	104,077
			325,901
Dominican Republic | 2.9%
Dominican Republic Bonds:
16.950%, 02/04/22 (#)	DOP	1,000	23,440
10.500%, 04/07/23 (#)	DOP	6,400	132,692
			156,132
Egypt | 9.5%
Egypt Treasury Bills:
0.000%, 08/20/19	EGP	7,100	416,797
0.000%, 05/26/20	EGP	1,875	97,059
			513,856
Malaysia | 4.2%
Malaysia Government Bonds:
3.654%, 10/31/19	MYR	750	181,800
3.620%, 11/30/21	MYR	180	43,864
			225,664
Russia | 2.1%
Russia Government Bonds - OFZ:
7.950%, 10/07/26	RUB	3,220	52,777
7.050%, 01/19/28	RUB	4,000	62,466
			115,243
Total Foreign Government Obligations (Cost $1,313,781)			1,336,796

US Treasury Securities | 51.8%
US Treasury Notes:
1.625%, 07/31/19	USD	210	209,891
3.625%, 08/15/19	USD	200	200,331

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   11

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Income Portfolio (continued)

1.625%, 08/31/19	USD	205	$204,774
1.750%, 09/30/19	USD	126	125,872
1.000%, 10/15/19	USD	250	249,199
1.500%, 10/31/19	USD	890	888,192
3.375%, 11/15/19	USD	220	220,988
1.750%, 11/30/19	USD	460	459,264
1.375%, 12/15/19	USD	240	239,250

Total US Treasury Securities (Cost $2,794,870)			2,797,761

		Fair
Description	Shares	Value

Short-Term Investments | 18.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $992,415)	992,415	$992,415

Total Investments | 94.8% (Cost $5,101,066) (»)		$5,126,972

Cash and Other Assets in Excess of Liabilities | 5.2%		282,030

Net Assets | 100.0%		$5,409,002

The accompanying notes are an integral part of these financial statements.

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Lazard Emerging Markets Income Portfolio (continued)

Forward Currency Contracts open at June 30, 2019:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

ARS	3,262,450	USD	71,000	CIT	07/18/19	$3,899	$—
CLP	15,996,730	USD	23,000	HSB	07/12/19	610	—
CLP	36,666,540	USD	54,000	HSB	07/12/19	117	—
CNY	2,555,042	USD	377,000	CIT	07/11/19	—	4,527
CNY	1,036,275	USD	150,000	CIT	08/08/19	1,010	—
COP	85,932,600	USD	26,000	SCB	07/12/19	729	—
COP	167,665,000	USD	50,000	SCB	07/12/19	2,152	—
COP	75,180,100	USD	23,000	SCB	07/26/19	358	—
CZK	3,381,000	USD	146,732	BNP	07/26/19	4,540	—
CZK	2,158,000	USD	95,909	CIT	06/08/20	1,027	—
CZK	3,318,000	USD	145,863	CIT	06/08/20	3,179	—
CZK	1,223,000	USD	53,750	SCB	06/08/20	1,186	—
HUF	36,393,000	USD	128,533	CIT	07/19/19	—	299
HUF	15,310,000	USD	53,887	CIT	08/01/19	104	—
IDR	2,943,270,320	USD	205,796	BNP	09/20/19	469	—
IDR	363,225,000	USD	25,000	CIT	09/20/19	455	—
IDR	29,610,000	USD	2,000	HSB	09/20/19	75	—
IDR	796,000,000	USD	50,000	HSB	09/20/19	5,784	—
ILS	136,000	USD	37,947	BNP	07/02/19	161	—
ILS	45,000	USD	12,467	CIT	07/02/19	142	—
ILS	174,000	USD	48,774	CIT	08/01/19	72	—
INR	22,091,255	USD	317,000	CIT	07/16/19	2,798	—
KRW	415,379,000	USD	351,275	HSB	07/19/19	7,698	—
KZT	60,483,500	USD	154,000	HSB	09/19/19	2,728	—
KZT	2,361,000	USD	6,000	SCB	10/30/19	69	—
MXN	698,000	USD	35,309	CIT	07/12/19	998	—
MXN	100,000	USD	4,981	HSB	07/12/19	220	—
MXN	555,000	USD	28,890	HSB	07/12/19	—	21
MXN	1,325,000	USD	68,779	HSB	08/01/19	—	82
MXN	5,038,784	USD	262,000	JPM	07/12/19	96	—
PEN	354,570	USD	106,000	HSB	08/09/19	1,505	—
PEN	172,115	USD	52,000	HSB	09/06/19	129	—
PHP	4,884,140	USD	95,000	HSB	07/25/19	242	—
PLN	1,028,000	USD	270,075	BNP	07/11/19	5,330	—
RUB	3,254,750	USD	50,000	CIT	07/17/19	1,376	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

Lazard Emerging Markets Income Portfolio (concluded)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

RUB	11,214,725	USD	173,000	HSB	07/17/19	$4,023	$—
SGD	439,000	USD	322,276	HSB	07/12/19	2,253	—
SGD	98,000	USD	70,966	HSB	08/16/19	1,521	—
THB	3,817,000	USD	122,293	CIT	08/16/19	2,300	—
THB	2,814,000	USD	91,975	HSB	07/26/19	—	169
TRY	368,000	USD	62,701	CIT	07/11/19	503	—
TRY	945,000	USD	161,078	HSB	07/26/19	—	111
UGX	301,101,300	USD	81,000	CIT	07/09/19	165	—
USD	213,225	AUD	307,000	HSB	08/22/19	—	2,656
USD	17,000	BRL	69,930	CIT	05/18/20	—	692
USD	147,679	CZK	3,381,000	CIT	07/26/19	—	3,593
USD	53,000	DOP	2,716,754	CIT	08/01/19	—	406
USD	37,000	EGP	633,255	CIT	09/19/19	—	21
USD	50,639	ILS	181,000	CIT	07/02/19	—	78
USD	50,033	RUB	3,254,750	CIT	07/17/19	—	1,343
USD	132,180	ZAR	1,874,000	SCB	07/12/19	—	704
UYU	1,902,340	USD	55,000	HSB	09/06/19	—	1,613
UYU	1,913,230	USD	55,000	HSB	10/04/19	—	1,602
UYU	1,888,700	USD	50,000	HSB	05/29/20	—	87
ZAR	1,488,000	USD	100,999	HSB	07/12/19	4,513	—
ZAR	1,874,000	USD	132,445	HSB	07/12/19	438	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$64,974	$18,004

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio

Common Stocks | 0.0%
Change Healthcare, Inc. (*) (Cost $15)	1	$15

Preferred Stocks | 0.3%
Change Healthcare, Inc. (Cost $23,084)	434	24,434

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Convertible Corporate Bonds | 115.3%

Bermuda | 0.6%
Teekay Corp., 5.000%, 01/15/23 (±)	USD	75	$58,734

Canada | 8.9%
Aphria, Inc., 5.250%, 06/01/24 (±)	USD	107	95,498
Aurora Cannabis, Inc., 5.500%, 02/28/24 (#), (±)	USD	156	188,760
Canopy Growth Corp., 4.250%, 07/15/23 (#), (±)	CAD	186	187,839
Element Fleet Management Corp.:
4.250%, 06/30/20 (±)	CAD	38	29,103
4.250%, 06/30/24 (±)	CAD	91	74,952
First Majestic Silver Corp., 1.875%, 03/01/23 (±)	USD	40	42,600
SSR Mining, Inc., 2.500%, 04/01/39 (#), (±)	USD	40	42,626
Tilray, Inc., 5.000%, 10/01/23 (±)	USD	198	159,638
			821,016

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Chile | 0.6%
Liberty Latin America, Ltd., 2.000%, 07/15/24 (±)	USD	59	$59,401

China | 1.7%
Qudian, Inc., 1.000%, 07/01/26	USD	79	80,443
YY, Inc., 1.375%, 06/15/26 (#), (±)	USD	79	80,186
			160,629
Mexico | 3.6%
Cemex SAB de CV, 3.720%, 03/15/20 (±)	USD	328	326,997

Netherlands | 0.6%
NXP Semiconductors NV, 1.000%, 12/01/19 (±)	USD	55	57,955

Norway | 1.3%
Ship Finance International, Ltd., 5.750%, 10/15/21 (±)	USD	120	121,090

Thailand | 2.2%
Sea, Ltd., 2.250%, 07/01/23 (±)	USD	111	201,711

United States | 95.8%
Air Transport Services Group, Inc., 1.125%, 10/15/24 (±)	USD	83	84,533
Alder Biopharmaceuticals, Inc., 2.500%, 02/01/25 (±)	USD	47	43,681
Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20 (±)	USD	214	214,029
Altair Engineering, Inc., 0.250%, 06/01/24 (±)	USD	99	107,241

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Arconic, Inc., 1.625%, 10/15/19 (±)	USD	84	$84,855
Atlas Air Worldwide Holdings, Inc., 1.875%, 06/01/24 (±)	USD	79	81,105
Benefitfocus, Inc., 1.250%, 12/15/23 (±)	USD	123	109,728
Boingo Wireless, Inc., 1.000%, 10/01/23 (±)	USD	70	59,920
Carbonite, Inc., 2.500%, 04/01/22 (±)	USD	86	103,454
Chegg, Inc., 0.250%, 05/15/23 (±)	USD	117	179,176
Cleveland-Cliffs, Inc., 1.500%, 01/15/25 (±)	USD	82	118,333
CONMED Corp., 2.625%, 02/01/24 (±)	USD	33	38,019
Coupa Software, Inc., 0.125%, 06/15/25 (±)	USD	39	41,733
Cowen, Inc., 3.000%, 12/15/22 (±)	USD	102	117,787
CSG Systems International, Inc., 4.250%, 03/15/36 (±)	USD	110	121,698
Electronics For Imaging, Inc., 0.750%, 09/01/19 (±)	USD	66	65,634
Encore Capital Group, Inc., 3.250%, 03/15/22 (±)	USD	204	205,122
Enphase Energy, Inc., 1.000%, 06/01/24 (±)	USD	59	66,891
Evolent Health, Inc.:
2.000%, 12/01/21 (±)	USD	69	61,335
1.500%, 10/15/25 (±)	USD	85	54,905
EZCORP, Inc., 2.375%, 05/01/25 (±)	USD	103	92,921
Forestar Group, Inc., 3.750%, 03/01/20 (±)	USD	48	47,707

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

FTI Consulting, Inc., 2.000%, 08/15/23 (±)	USD	171	$182,969
Green Plains, Inc.:
4.125%, 09/01/22 (±)	USD	42	36,213
4.000%, 07/01/24 (±)	USD	79	74,853
Herbalife Nutrition, Ltd., 2.625%, 03/15/24 (±)	USD	113	109,615
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	87	79,452
IAC Financeco 3, Inc., 2.000%, 01/15/30 (±)	USD	51	52,477
IH Merger Sub LLC:
3.000%, 07/01/19	USD	326	472,089
3.500%, 01/15/22 (±)	USD	113	137,780
II VI, Inc., 0.250%, 09/01/22 (±)	USD	99	104,259
IIP Operating Partnership L.P., 3.750%, 02/21/24 (±)	USD	117	209,430
Innoviva, Inc., 2.125%, 01/15/23 (±)	USD	118	123,752
Inphi Corp., 0.750%, 09/01/21 (±)	USD	102	113,091
Intercept Pharmaceuticals, Inc.:
3.250%, 07/01/23 (±)	USD	145	129,284
2.000%, 05/15/26 (±)	USD	83	82,131
Ionis Pharmaceuticals, Inc., 1.000%, 11/15/21 (±)	USD	197	232,964
Jazz Investments I, Ltd., 1.500%, 08/15/24 (±)	USD	100	98,511
Kaman Corp., 3.250%, 05/01/24 (±)	USD	45	52,763
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	56	34,975
KBR, Inc., 2.500%, 11/01/23 (±)	USD	90	104,553

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Knowles Corp., 3.250%, 11/01/21 (±)	USD	147	$176,469
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	160	112,846
3.750%, 02/15/30 (±)	USD	101	69,400
Liberty Media Corp., 2.250%, 12/01/48 (±)	USD	160	182,642
Ligand Pharmaceuticals, Inc., 0.750%, 05/15/23 (±)	USD	133	114,827
Marriott Vacations Worldwide Corp., 1.500%, 09/15/22 (±)	USD	148	142,903
Microchip Technology, Inc., 1.625%, 02/15/27 (±)	USD	102	120,166
Neurocrine Biosciences, Inc., 2.250%, 05/15/24 (±)	USD	114	149,568
NRG Energy, Inc., 2.750%, 06/01/48 (±)	USD	173	184,778
Nuance Communications, Inc., 1.000%, 12/15/35 (±)	USD	175	164,250
Nutanix, Inc., 0.000%, 01/15/23 (±)	USD	40	37,347
Okta, Inc., 0.250%, 02/15/23 (±)	USD	58	150,284
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	88	104,297
Pacira BioSciences, Inc., 2.375%, 04/01/22 (±)	USD	143	146,412
Palo Alto Networks, Inc., 0.750%, 07/01/23 (±)	USD	88	92,714
PAR Technology Corp., 4.500%, 04/15/24 (±)	USD	40	48,747
PDL BioPharma, Inc., 2.750%, 12/01/21 (±)	USD	150	157,468
Perficient, Inc., 2.375%, 09/15/23 (#), (±)	USD	110	121,760

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Pluralsight, Inc., 0.375%, 03/01/24 (#), (±)	USD	143	$152,886
PRA Group, Inc.:
3.000%, 08/01/20 (±)	USD	91	90,120
3.500%, 06/01/23 (±)	USD	132	123,096
PROS Holdings, Inc.:
1.000%, 05/15/24 (±)	USD	51	58,222
2.000%, 06/01/47 (±)	USD	121	166,230
Q2 Holdings, Inc., 0.750%, 06/01/26 (±)	USD	8	8,604
Rapid7, Inc., 1.250%, 08/01/23 (±)	USD	104	158,730
Redfin Corp., 1.750%, 07/15/23 (±)	USD	87	80,682
Redwood Trust, Inc., 4.750%, 08/15/23 (±)	USD	80	78,000
Retrophin, Inc., 2.500%, 09/15/25 (±)	USD	110	98,548
RWT Holdings, Inc., 5.625%, 11/15/19 (±)	USD	111	111,675
Silicon Laboratories, Inc., 1.375%, 03/01/22 (±)	USD	61	75,808
Synaptics, Inc., 0.500%, 06/15/22 (±)	USD	53	47,336
Tabula Rasa HealthCare, Inc., 1.750%, 02/15/26 (±)	USD	111	111,125
Team, Inc., 5.000%, 08/01/23 (±)	USD	127	129,108
TerraVia Holdings, Inc., 5.000%, 10/01/19	USD	216	4,320
The Medicines Co., 3.500%, 01/15/24 (±)	USD	40	65,314
Twitter, Inc.:
0.250%, 09/15/19 (±)	USD	86	85,496
0.250%, 06/15/24 (±)	USD	55	53,562

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	87	$80,040
Wayfair, Inc., 0.375%, 09/01/22 (±)	USD	25	37,842
Zillow Group, Inc., 2.000%, 12/01/21 (±)	USD	124	140,323
Zynga, Inc., 0.250%, 06/01/24 (±)	USD	67	66,729
			8,831,642
Total Convertible Corporate Bonds (Cost $10,226,257)			10,639,175

		Number of	Exercise	Notional	Fair
Description	Counterparty	Contracts	Price	Amount	Value

Purchased Options | 0.0%

Call
Alder Biopharmaceuticals, Inc. 15, Expires 07/19/19	RBS	13	$15.00	$1,300	$195
Cemex SAB de CV 7, Expires 07/19/19	RBS	8	7.00	800	16
Evolent Health, Inc. 12.5, Expires 12/20/19	RBS	1	12.50	100	40
Infinera Corp. 4, Expires 10/18/19	RBS	16	4.00	1,600	256
Nutanix, Inc. 37.5, Expires 10/18/19	RBS	4	37.50	400	140
Team, Inc. 20, Expires 12/20/19	RBS	9	20.00	900	540
Vishay Intertechnology, Inc. 20, Expires 12/20/19	RBS	17	20.00	1,700	935

Total Purchased Options (Cost $3,292)					2,122

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Short-Term Investments | 39.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $3,613,950)	3,613,950	$3,613,950

Total Investments excluding Securities Sold Short | 154.8% (Cost $13,866,598)		14,279,696

Securities Sold Short | (56.6)%

Common Stocks | (52.4)%

Bermuda | (0.1)%
Teekay Corp.	(2,606)	(8,965)

Canada | (3.9)%
Aphria, Inc.	(6,920)	(48,509)
Aurora Cannabis, Inc.	(14,532)	(113,640)
Canopy Growth Corp.	(2,729)	(110,177)
Element Fleet Management Corp.	(3,422)	(24,981)
First Majestic Silver Corp.	(2,864)	(22,654)
SSR Mining, Inc.	(1,444)	(19,740)
Tilray, Inc.	(367)	(17,088)
		(356,789)
Chile | (0.3)%
Liberty Latin America, Ltd., Class C	(1,398)	(24,032)

China | (0.8)%
Qudian, Inc. Sponsored ADR	(5,119)	(38,393)
YY, Inc. ADR	(551)	(38,399)
		(76,792)
Netherlands | (0.3)%
NXP Semiconductors NV	(277)	(27,038)

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Norway | (0.2)%
Ship Finance International, Ltd.	(1,914)	$(23,944)

Thailand | (1.8)%
Sea, Ltd. ADR	(4,980)	(165,435)

United States | (45.0)%
Air Transport Services Group, Inc.	(1,679)	(40,968)
Alder Biopharmaceuticals, Inc.	(1,573)	(18,514)
Allscripts Healthcare Solutions, Inc.	(2,757)	(32,064)
Altair Engineering, Inc., Class A	(1,509)	(60,948)
Atlas Air Worldwide Holdings, Inc.	(824)	(36,783)
Benefitfocus, Inc.	(1,152)	(31,277)
Boingo Wireless, Inc.	(727)	(13,064)
Carbonite, Inc.	(2,009)	(52,314)
Chegg, Inc.	(3,685)	(142,204)
Cleveland-Cliffs, Inc.	(8,811)	(94,013)
CONMED Corp.	(243)	(20,793)
Coupa Software, Inc.	(169)	(21,397)
Cowen, Inc., Class A	(4,377)	(75,241)
CSG Systems International, Inc.	(679)	(33,156)
Encore Capital Group, Inc.	(2,615)	(88,570)
Enphase Energy, Inc.	(2,188)	(39,887)
Evolent Health, Inc., Class A	(1,649)	(13,110)
EZCORP, Inc. Class A	(4,378)	(41,460)
FTI Consulting, Inc.	(566)	(47,453)
Green Plains, Inc.	(3,591)	(38,711)
Herbalife Nutrition, Ltd.	(977)	(41,777)
Hope Bancorp, Inc.	(695)	(9,577)
IAC/InterActiveCorp	(121)	(26,321)
II-VI, Inc.	(1,245)	(45,517)
Innovative Industrial Properties, Inc. REIT	(1,556)	(192,259)
Innoviva, Inc.	(3,496)	(50,902)
Inphi Corp.	(1,067)	(53,457)
Intercept Pharmaceuticals, Inc.	(954)	(75,910)
Invitation Homes, Inc. REIT	(21,272)	(568,601)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   23

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Ionis Pharmaceuticals, Inc.	(1,978)	$(127,126)
Jazz Pharmaceuticals PLC	(214)	(30,508)
Kaman Corp.	(153)	(9,745)
Karyopharm Therapeutics, Inc.	(3,223)	(19,306)
KBR, Inc.	(2,494)	(62,200)
Knowles Corp.	(5,509)	(100,870)
Ligand Pharmaceuticals, Inc.	(188)	(21,460)
Live Nation Entertainment, Inc.	(1,575)	(104,344)
Marriott Vacations Worldwide Corp.	(343)	(33,065)
Microchip Technology, Inc.	(1,167)	(101,179)
Neurocrine Biosciences, Inc.	(1,054)	(88,989)
NRG Energy, Inc.	(1,338)	(46,991)
Nuance Communications, Inc.	(1,897)	(30,295)
Nutanix, Inc., Class A	(429)	(11,128)
Okta, Inc.	(1,137)	(140,431)
OSI Systems, Inc.	(623)	(70,168)
Pacira BioSciences, Inc.	(1,067)	(46,404)
Palo Alto Networks, Inc.	(180)	(36,677)
PAR Technology Corp.	(1,067)	(30,089)
PDL BioPharma, Inc.	(25,366)	(79,649)
Perficient, Inc.	(2,076)	(71,248)
Pluralsight, Inc., Class A	(2,452)	(74,345)
PRA Group, Inc.	(1,686)	(47,444)
PROS Holdings, Inc.	(2,621)	(165,804)
Q2 Holdings, Inc.	(55)	(4,200)
Rapid7, Inc.	(2,107)	(121,869)
Redfin Corp.	(1,561)	(28,067)
Redwood Trust, Inc. REIT	(2,115)	(34,961)
Retrophin, Inc.	(1,710)	(34,354)
Silicon Laboratories, Inc.	(458)	(47,357)
Synaptics, Inc.	(229)	(6,673)
Tabula Rasa HealthCare, Inc.	(1,191)	(59,467)
Team, Inc.	(3,850)	(58,982)
The Medicines Co.	(1,418)	(51,714)
Twitter, Inc.	(506)	(17,659)
Vishay Intertechnology, Inc.	(1,110)	(18,337)

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (concluded)

Wayfair, Inc., Class A	(198)	$(28,908)
Zillow Group, Inc. Class C	(1,199)	(55,622)
Zynga, Inc., Class A	(4,081)	(25,017)
		(4,148,900)
Total Common Stock (Proceeds $4,501,816)		(4,831,895)

Exchange-Traded Fund | (4.2)%
iShares 7-10 Year Treasury Bond ETF (Proceeds $374,044)	(3,496)	(384,630)

Total Securities Sold Short (Proceeds $4,875,860)		(5,216,525)

Total Investments | 98.2% (Cost and short proceeds $8,990,738) (»)		$9,063,171

Cash and Other Assets in Excess of Liabilities | 1.8%		159,801

Net Assets | 100.0%		$9,222,972

Forward Currency Contracts open at June 30, 2019:

Currency		Currency			Settlement	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Depreciation

USD	280,282	CAD	375,000	SSB	09/19/19	$6,486

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Explorer Total Return Portfolio

Corporate Bonds | 10.7%

Chile | 1.2%
AES Gener SA, 7.125%, 03/26/79 (#), (§)	USD	275	$293,992
Empresa Electrica Guacolda SA, 4.560%, 04/30/25	USD	525	493,008
Guanay Finance, Ltd., 6.000%, 12/15/20	USD	183	185,286
VTR Finance BV, 6.875%, 01/15/24	USD	359	372,126
			1,344,412
China | 0.0%
G3 Exploration, Ltd., 0.000%, 12/31/99 (¶)	USD	460	0

Colombia | 0.9%
AI Candelaria Spain SLU, 7.500%, 12/15/28 (#)	USD	500	550,000
Colombia Telecomunicaciones SA ESP, 8.500%, 12/29/49	USD	192	199,500
Termocandelaria Power, Ltd., 7.875%, 01/30/29 (#)	USD	250	271,562
			1,021,062
Guatemala | 1.1%
Comcel Trust, 6.875%, 02/06/24	USD	1,185	1,223,883

India | 0.8%
Adani Green Energy UP Ltd., 6.250%, 12/10/24 (#)	USD	275	280,844
Greenko Dutch BV, 5.250%, 07/24/24	USD	200	196,488
JSW Steel, Ltd., 4.750%, 11/12/19	USD	400	400,250
			877,582

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Explorer Total Return Portfolio (continued)

Indonesia | 0.8%
LLPL Capital Pte, Ltd., 6.875%, 02/04/39	USD	500	$570,308
Minejesa Capital BV, 4.625%, 08/10/30	USD	300	303,319
			873,627
Nigeria | 0.9%
IHS Netherlands Holdco BV:
9.500%, 10/27/21 (#)	USD	725	752,245
9.500%, 10/27/21	USD	225	233,456
			985,701
Panama | 0.2%
C&W Senior Financing DAC, 7.500%, 10/15/26 (#)	USD	200	208,500

Peru | 0.9%
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/28 (#)	USD	900	999,000

Saudi Arabia | 0.8%
Acwa Power Management And Investments One, Ltd., 5.950%, 12/15/39 (#)	USD	875	907,812

South Africa | 0.8%
Liquid Telecommunications Financing PLC, 8.500%, 07/13/22 (#)	USD	850	847,790

South Korea | 0.6%
Heungkuk Life Insurance Co., Ltd., 4.475%, 11/09/22 (§), (¶)	USD	200	193,000
SK E&S Co., Ltd., 4.875%, 11/26/19 (§), (¶)	USD	510	506,494
			699,494
Tanzania | 0.6%
HTA Group, Ltd., 9.125%, 03/08/22	USD	625	654,883

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Explorer Total Return Portfolio (continued)

Turkey | 0.7%
Petkim Petrokimya Holding AS, 5.875%, 01/26/23 (#)	USD	350	$338,625
Turkiye Is Bankasi AS, 5.000%, 04/30/20	USD	455	453,577
			792,202
Venezuela | 0.1%
Petroleos de Venezuela SA:
5.375%, 04/12/27 («)	USD	170	25,500
5.500%, 04/12/37 («)	USD	180	27,000
			52,500
Zambia | 0.3%
First Quantum Minerals, Ltd.:
7.000%, 02/15/21 (#)	USD	70	71,400
7.500%, 04/01/25 (#)	USD	200	190,500
			261,900
Total Corporate Bonds (Cost $11,810,763)			11,750,348

Foreign Government Obligations | 62.3%

Chile | 5.2%
Republic of Chile:
3.240%, 02/06/28	USD	450	471,797
0.830%, 07/02/31	EUR	1,060	1,205,326
3.860%, 06/21/47	USD	785	851,480
3.500%, 01/25/50	USD	3,075	3,130,350
			5,658,953
Congo | 2.0%
Republic of Congo, 6.000%, 06/30/29 (Ø)	USD	2,550	2,205,413

Costa Rica | 1.0%
Republic of Costa Rica:
5.520%, 05/26/21	USD	75	75,014
4.250%, 01/26/23	USD	180	177,750

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Explorer Total Return Portfolio (continued)

5.520%, 08/23/23	USD	770	$713,677
4.375%, 04/30/25	USD	160	153,500
			1,119,941
Guatemala | 1.3%
Guatemala Government Bonds:
4.900%, 06/01/30 (#)	USD	755	774,111
6.125%, 06/01/50 (#)	USD	590	620,606
			1,394,717
Hungary | 3.3%
Hungary:
5.375%, 02/21/23	USD	2,220	2,449,631
5.750%, 11/22/23	USD	1,034	1,172,944
			3,622,575
Indonesia | 4.8%
Indonesia Government Bonds, 8.125%, 05/15/24	IDR	71,229,000	5,301,525

Iraq | 2.2%
Republic of Iraq:
6.752%, 03/09/23	USD	1,285	1,320,337
5.800%, 01/15/28	USD	1,135	1,117,266
			2,437,603
Mexico | 5.7%
Mexican Bonos, 10.000%, 12/05/24	MXN	107,860	6,276,929

Mozambique | 3.0%
Mozambique International Bonds, 10.500%, 01/18/23	USD	3,278	3,300,536

Panama | 4.6%
Republic of Panama:
4.000%, 09/22/24	USD	365	389,295
3.750%, 03/16/25	USD	1,580	1,666,406
7.125%, 01/29/26	USD	550	686,125
8.875%, 09/30/27	USD	185	262,064

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Explorer Total Return Portfolio (continued)

3.875%, 03/17/28	USD	820	$876,888
4.500%, 05/15/47	USD	535	603,881
4.500%, 04/16/50	USD	475	533,039
			5,017,698
Paraguay | 3.0%
Republic of Paraguay:
4.700%, 03/27/27	USD	1,960	2,120,475
6.100%, 08/11/44	USD	485	578,059
5.600%, 03/13/48	USD	480	543,450
			3,241,984
Peru | 4.3%
Republic of Peru:
7.350%, 07/21/25	USD	265	337,958
4.125%, 08/25/27	USD	1,470	1,640,428
2.844%, 06/20/30	USD	2,764	2,781,966
			4,760,352
Philippines | 4.8%
Republic of Philippines, 3.750%, 01/14/29	USD	4,840	5,275,600

Qatar | 2.4%
State of Qatar, 5.103%, 04/23/48	USD	2,230	2,657,184

Russia | 3.5%
Russian Foreign Bond - Eurobond:
4.375%, 03/21/29	USD	800	828,000
4.375%, 03/21/29 (#)	USD	1,200	1,242,000
5.100%, 03/28/35 (#)	USD	1,600	1,737,600
			3,807,600
Saudi Arabia | 3.4%
Saudi Government International Bonds:
4.000%, 04/17/25	USD	3,115	3,320,590
3.250%, 10/26/26	USD	230	234,600
3.625%, 03/04/28	USD	135	138,578
			3,693,768

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Explorer Total Return Portfolio (continued)

Ukraine | 3.3%
Ukraine Government Bonds:
7.750%, 09/01/21	USD	485	$507,067
7.750%, 09/01/22	USD	85	89,888
8.994%, 02/01/24	USD	1,400	1,524,600
7.750%, 09/01/24	USD	1,240	1,295,180
7.750%, 09/01/25	USD	210	217,560
			3,634,295
United Arab Emirates | 3.2%
Abu Dhabi Government International Bonds:
2.500%, 10/11/22	USD	1,250	1,262,500
3.125%, 05/03/26	USD	205	212,944
3.125%, 10/11/27	USD	2,005	2,077,681
			3,553,125
Venezuela | 1.3%
Republic of Venezuela:
12.750%, 08/23/22 («)	USD	418	83,600
9.000%, 05/07/23 («)	USD	613	122,600
8.250%, 10/13/24 («)	USD	1,174	234,800
7.650%, 04/21/25 («)	USD	1,273	254,600
11.750%, 10/21/26 («)	USD	707	141,400
9.250%, 09/15/27 («)	USD	557	111,400
9.250%, 05/07/28 («)	USD	551	110,200
11.950%, 08/05/31 («)	USD	518	103,600
9.375%, 01/13/34 («)	USD	639	127,800
7.000%, 03/31/38 («)	USD	851	170,200
			1,460,200
Total Foreign Government Obligations (Cost $65,761,110)			68,419,998

Quasi Government Bonds | 0.4%

Venezuela | 0.4%
Petroleos de Venezuela SA:
9.000%, 11/17/21 («)	USD	280	42,000
6.000%, 05/16/24 («)	USD	780	117,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Explorer Total Return Portfolio (continued)

6.000%, 11/15/26 («)	USD	510	$76,500
5.375%, 04/12/27 («)	USD	315	47,250
9.750%, 05/17/35 («)	USD	280	42,000
5.500%, 04/12/37 («)	USD	470	70,500

Total Quasi Government Bonds (Cost $749,618)			395,250

Supranational Bonds | 0.4%
Africa Finance Corp., 4.375%, 04/17/26 (#) (Cost $397,103)	USD	400	410,060

US Treasury Securities | 21.3%
US Treasury Bills:
0.000%, 07/16/19	USD	3,000	2,997,418
0.000%, 07/23/19	USD	5,700	5,692,758
0.000%, 07/30/19	USD	5,710	5,700,380
0.000%, 08/06/19	USD	9,000	8,981,662

Total US Treasury Securities (Cost $23,371,362)			23,372,218

		Fair
Description	Shares	Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $221,410)	221,410	$221,410

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Report

				Notional
		Number of	Exercise	Amount	Fair
Description	Counterparty	Contracts	Price	(000)	Value

Lazard Explorer Total Return Portfolio (continued)

Purchased Options | 0.1%

Call
USD vs AUD Apr 20 1.55, Expires 04/29/20	GSC	62,800	$1.55	$6,280	$43,828
USD vs AUD Apr 20 1.55, Expires 04/29/20	JPMS	63,700	1.55	6,370	44,456
USD vs CNH Jul 19 6.87, Expires 07/01/19	BRC	56,900	6.87	5,690	11,079
USD vs CNH Jul 19 6.89, Expires 07/03/19	JPMS	42,500	6.89	4,250	9,333
USD vs EUR Apr 20 0.94, Expires 04/29/20	JPMS	102,200	0.94	10,220	22,862
USD vs EUR Apr 20 0.94, Expires 04/29/20	GSC	117,800	0.94	11,780	26,352

Put
USD vs BRL Jul 19 3.75, Expires 07/10/19	JPMS	19,700	3.75	1,970	3,830
USD vs BRL Jul 19 3.75, Expires 07/12/19	JPMS	40,100	3.75	4,010	9,251

Total Purchased Options (Cost $468,429)					170,991

Total Investments | 95.4% (Cost $102,779,795) (»)					$104,740,275

Cash and Other Assets in Excess of Liabilities | 4.6%					5,068,248

Net Assets | 100.0%					$109,808,523

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at June 30, 2019:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

BRL	2,073,973	USD	541,196	BOA	07/02/19	$—	$1,092
BRL	2,073,973	USD	539,928	BOA	08/02/19	—	1,360
BRL	465,231	USD	121,401	BRC	07/02/19	—	245
BRL	1,082,200	USD	282,397	BRC	07/02/19	—	570
BRL	2,120,341	USD	553,296	BRC	07/02/19	—	1,117
BRL	2,120,341	USD	551,540	BRC	08/02/19	—	931
BRL	1,351,204	USD	352,592	CIT	07/02/19	—	712
BRL	3,487,786	USD	910,126	GSC	07/02/19	—	1,837
BRL	3,487,786	USD	907,781	GSC	08/02/19	—	2,074
BRL	33,619	USD	8,657	JPM	07/02/19	98	—
BRL	827,198	USD	216,346	JPM	07/02/19	—	927
BRL	2,254,522	USD	585,438	JPM	07/02/19	1,685	—
BRL	2,280,116	USD	591,362	JPM	07/02/19	2,426	—
BRL	2,368,460	USD	618,114	JPM	07/02/19	—	1,320
BRL	4,511,538	USD	1,167,461	JPM	07/02/19	7,434	—
BRL	5,203,674	USD	1,349,641	JPM	08/02/19	1,647	—
BRL	1,428,293	USD	373,654	SCB	07/02/19	—	1,698
BRL	4,477,126	USD	1,168,291	SCB	07/02/19	—	2,358
BRL	6,653,979	USD	1,643,161	SCB	07/02/19	89,669	—
BRL	4,477,126	USD	1,165,569	SCB	08/02/19	—	2,951
BRL	2,224,026	USD	580,352	UBS	07/02/19	—	1,171
BRL	3,075,838	USD	802,630	UBS	07/02/19	—	1,620
BRL	2,224,026	USD	578,993	UBS	08/02/19	—	1,458
BRL	3,075,838	USD	800,374	UBS	08/02/19	—	1,642
COP	3,507,955,500	USD	1,034,978	UBS	07/08/19	56,427	—
COP	626,430,000	USD	196,352	UBS	07/25/19	—	1,710
CZK	7,696,452	EUR	298,796	BOA	07/08/19	4,295	—
CZK	8,241,615	EUR	322,442	BOA	09/20/19	41	—
CZK	5,087,204	EUR	197,640	BRC	07/08/19	2,677	—
CZK	29,081,916	EUR	1,126,610	BRC	07/08/19	18,985	—
CZK	8,241,615	EUR	322,411	BRC	09/20/19	76	—
CZK	8,241,615	EUR	322,442	SCB	09/20/19	41	—
CZK	10,152,310	EUR	393,546	UBS	07/08/19	6,339	—
CZK	8,241,615	EUR	322,432	UBS	09/20/19	52	—
CZK	185,548	USD	8,279	CIT	07/08/19	20	—
CZK	13,100,025	USD	570,000	GSC	07/08/19	15,908	—

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

Lazard Explorer Total Return Portfolio (continued)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

EUR	323,899	CZK	8,241,615	BOA	07/08/19	$—	$118
EUR	323,868	CZK	8,241,615	BRC	07/08/19	—	153
EUR	500,000	CZK	12,934,350	BRC	07/08/19	—	9,657
EUR	240,000	CZK	6,117,072	GSC	07/08/19	—	547
EUR	323,899	CZK	8,241,615	SCB	07/08/19	—	118
EUR	323,883	CZK	8,241,615	UBS	07/08/19	—	136
EUR	18,957	USD	21,582	UBS	07/22/19	9	—
IDR	1,413,884,210	USD	94,625	BRC	11/18/19	3,910	—
IDR	6,789,600,000	USD	480,000	SCB	07/17/19	—	192
IDR	976,705,040	USD	65,375	SCB	11/18/19	2,692	—
MXN	14,356,354	USD	750,159	BOA	07/22/19	—	4,621
MXN	7,798,235	USD	405,198	BRC	07/22/19	—	229
MXN	8,190,629	USD	427,537	CIT	07/22/19	—	2,191
MXN	33,142,264	USD	1,724,129	HSB	07/22/19	—	3,022
MXN	3,219,980	USD	167,383	SCB	07/22/19	—	167
MXN	13,971,761	USD	733,218	UBS	07/22/19	—	7,652
MYR	702,300	USD	167,342	SCB	07/29/19	2,540	—
PLN	1,649,920	USD	436,949	BOA	09/24/19	5,776	—
PLN	1,181,221	USD	312,702	BRC	09/24/19	4,256	—
PLN	1,542,383	USD	408,389	CIT	09/24/19	5,481	—
PLN	1,600,654	USD	423,420	HSB	09/24/19	6,086	—
PLN	1,527,316	USD	404,485	SCB	09/24/19	5,342	—
PLN	1,331,461	USD	352,583	UBS	09/24/19	4,690	—
THB	1,843,800	USD	60,000	SCB	09/23/19	238	—
USD	541,507	BRL	2,073,973	BOA	07/02/19	1,403	—
USD	120,355	BRL	465,231	BRC	07/02/19	—	801
USD	280,000	BRL	1,082,200	BRC	07/02/19	—	1,827
USD	553,108	BRL	2,120,341	BRC	07/02/19	929	—
USD	349,645	BRL	1,351,204	CIT	07/02/19	—	2,235
USD	910,411	BRL	3,487,786	GSC	07/02/19	2,122	—
USD	8,773	BRL	33,619	JPM	07/02/19	18	—
USD	215,855	BRL	827,198	JPM	07/02/19	436	—
USD	588,310	BRL	2,254,522	JPM	07/02/19	1,187	—
USD	594,989	BRL	2,280,116	JPM	07/02/19	1,201	—
USD	618,042	BRL	2,368,460	JPM	07/02/19	1,247	—
USD	1,177,271	BRL	4,511,538	JPM	07/02/19	2,376	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Lazard Explorer Total Return Portfolio (continued)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

USD	270,000	BRL	1,047,951	JPM	08/02/19	$—	$2,131
USD	372,708	BRL	1,428,293	SCB	07/02/19	752	—
USD	1,168,962	BRL	4,477,126	SCB	07/02/19	3,029	—
USD	1,736,334	BRL	6,653,979	SCB	07/02/19	3,504	—
USD	580,686	BRL	2,224,026	UBS	07/02/19	1,505	—
USD	802,630	BRL	3,075,838	UBS	07/02/19	1,620	—
USD	290,000	COP	954,970,000	GSC	07/08/19	—	7,113
USD	190,000	COP	626,430,000	SCB	07/25/19	—	4,642
USD	196,562	COP	626,430,000	UBS	07/08/19	1,665	—
USD	590,000	COP	1,889,770,000	UBS	07/08/19	2,049	—
USD	203,081	CZK	4,649,799	BOA	07/08/19	—	4,884
USD	376,919	CZK	8,635,774	BRC	07/08/19	—	9,323
USD	60,000	CZK	1,341,504	SCB	09/20/19	—	61
USD	746,751	EUR	657,641	BOA	07/22/19	—	2,297
USD	746,769	EUR	657,642	BRC	07/22/19	—	2,280
USD	746,440	EUR	657,642	SCB	07/22/19	—	2,609
USD	21,558	EUR	18,957	UBS	07/08/19	—	9
USD	373,431	IDR	5,347,529,376	BOA	07/15/19	—	4,553
USD	248,831	IDR	3,568,988,976	CIT	07/17/19	—	3,382
USD	248,916	IDR	3,570,696,976	GSC	07/17/19	—	3,418
USD	124,513	IDR	1,784,017,956	HSB	07/15/19	—	1,589
USD	373,467	IDR	5,351,775,464	SCB	07/15/19	—	4,818
USD	324,909	MXN	6,261,769	BRC	07/22/19	—	271
USD	2,658,701	MXN	51,274,371	BRC	07/22/19	—	4,023
USD	300,000	MXN	5,942,550	GSC	07/22/19	—	8,602
USD	350,000	MXN	6,893,950	JPM	07/22/19	—	8,009
USD	2,660,218	MXN	51,274,371	SCB	07/22/19	—	2,505
USD	353,651	MXN	6,806,569	UBS	07/22/19	179	—
USD	2,659,528	MXN	51,274,371	UBS	07/22/19	—	3,195
USD	160,000	MYR	667,648	SCB	07/29/19	—	1,499
USD	110,000	PLN	410,575	SCB	09/24/19	—	170
USD	1,164,696	THB	36,245,333	BOA	09/23/19	—	19,463
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$274,062	$161,305

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Lazard Explorer Total Return Portfolio (concluded)

Credit Default Swap Agreements open at June 30, 2019:

						Payment			Upfront
					Receive	Frequency	S&P		Premiums
Referenced	Counter-	Notional	Expiration	Buy/	(Pay)	Paid/	Credit	Fair	Paid	Unrealized
Obligation	party	Amount	Date	Sell	Rate	Received	Rating	Value	(Received)	Depreciation

Republic of Turkey	GSC	$1,130,000	06/20/24	Buy	(1.000)%	Quarterly	NR	$142,843	$174,045	$31,202

Centrally Cleared Swap Agreements Open at June 30, 2019:

					Payment		Upfront
				Receive	Frequency		Premiums
Referenced	Notional	Expiration	Buy/	(Pay)	Paid/	Fair	Paid	Unrealized
Obligation	Amount	Date	Sell	Rate	Received	Value	(Received)	Depreciation

Republic of Turkey	$3,460,000	06/20/24	Buy	(1.000)%	Quarterly	$437,484	$529,498	$92,014
Republic of South Africa	5,760,000	06/20/24	Buy	(1.000)	Quarterly	177,647	274,417	96,770
United Mexican States	6,307,000	06/20/24	Buy	(1.000)	Quarterly	30,798	103,951	73,153
Republic of Indonesia	7,360,000	06/20/24	Buy	(1.000)	Quarterly	34,823	55,771	20,948
Markit CDX.EM Index	8,650,000	06/20/24	Buy	(1.000)	Quarterly	270,322	422,496	152,174
Total Centrally Cleared Swap Agreements						$951,074	$1,386,133	$435,059

Interest Rate Swap Agreements open at June 30, 2019:

				Receive	Payment
	Counter-	Notional	Expiration	(Pay)	Frequency		Unrealized
Currency	party	Amount	Date	Rate	Paid/Received	Variable Rate	Appreciation

BRL	JPM	$12,301,284	01/03/22	8.69%	Upon Maturity	Brazil Cetip Interbank Deposit Rate	$241,987

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

The Lazard Funds, Inc. Notes to Portfolio of Investments June 30, 2019 (unaudited)

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2019, the percentage of net assets for each Portfolio was as follows:

Percentage of
Portfolio	Net Assets

Emerging Markets Income	2.9%
Enhanced Opportunities	8.4%
Explorer Total Return	9.6%

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(*)	Non-income producing security.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2019.
(¶)	Date shown is the next perpetual call date.
(«)	Issue in default.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at June 30, 2019 which may step up at a future date.

Security Abbreviations:

ADR	—	American Depositary Receipt
ETF	—	Exchange-Traded Fund
NTN-B	—	Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	—	Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT	—	Real Estate Investment Trust

Currency Abbreviations:
ARS	—	Argentine Peso	KRW	—	South Korean Won
AUD	—	Australian Dollar	KZT	—	Kazakhstan Tenge
BRL	—	Brazilian Real	MXN	—	Mexican New Peso
CAD	—	Canadian Dollar	MYR	—	Malaysian Ringgit
CLP	—	Chilean Peso	PEN	—	Peruvian Nuevo Sol
CNH	—	Chinese Yuan Renminbi	PHP	—	Philippine Peso
CNY	—	Chinese Renminbi	PLN	—	Polish Zloty
COP	—	Colombian Peso	RUB	—	Russian Ruble
CZK	—	Czech Koruna	SGD	—	Singapore Dollar
DOP	—	Dominican Republic Peso	THB	—	Thai Baht
EGP	—	Egyptian Pound	TRY	—	New Turkish Lira
EUR	—	Euro	UGX	—	Ugandan Shilling
HUF	—	Hungarian Forint	USD	—	United States Dollar
IDR	—	Indonesian Rupiah	UYU	—	Uruguayan Peso
ILS	—	Israeli Shekel	ZAR	—	South African Rand
INR	—	Indian Rupee

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Counterparty Abbreviations:

BNP	—	BNP Paribas SA	JPM	—	JPMorgan Chase Bank NA
BOA	—	Bank of America NA	JPMS	—	JPMorgan Securities, Inc.
BRC	—	Barclays Bank PLC	RBS	—	RBS Securities, Inc.
CIT	—	Citibank NA	SCB	—	Standard Chartered Bank
GSC	—	Goldman Sachs International	SSB	—	State Street Bank and Trust Co.
HSB	—	HSBC Bank USA NA	UBS	—	UBS AG

Index Abbreviations:

CDX.EM — Credit Derivatives Emerging Markets

Portfolio holdings by industry (as a percentage of net assets), for those Portfolio previously presented by country:

Lazard
Explorer
Total Return
Industry†	Portfolio

Corporate & Quasi Government Bonds
Banks	0.4%
Capital Markets	0.2
Chemicals	0.3
Communications Equipment	1.0
Diversified Telecommunication Services	0.9
Electric Utilities	2.8
Independent Power & Renewable Electricity Producers	0.7
Insurance	0.2
Media	0.3
Metals & Mining	1.2
Oil, Gas & Consumable Fuels	1.8
Wireless Telecommunication Services	1.3
Subtotal	11.1
Foreign Government Obligations	62.3
Supranational Bonds	0.4
US Treasury Securities	21.3
Purchased Options	0.1
Short-Term Investments	0.2
Total Investments	95.4%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

	Lazard Enhanced
	Opportunities Portfolio
Industry†	Long	Short

Common, Preferred Stocks and Convertible Corporate Bonds
Aerospace & Defense	0.9%	—%
Air Freight & Logistics	1.8	–0.8
Banks	0.9	–0.1
Biotechnology	12.0	–5.6
Capital Markets	1.3	–0.8
Chemicals	0.1	—
Commercial Services & Supplies	1.4	–0.6
Construction Materials	3.5	—
Consumer Finance	6.4	–2.3
Diversified Consumer Services	1.9	–1.5
Diversified Financial Services	1.1	–0.3
Electronic Equipment, Instruments & Components	5.6	–2.9
Entertainment	2.9	–3.2
Equity Real Estate Investment Trusts (REITs)	10.1	–8.3
Health Care Equipment & Supplies	0.4	–0.2
Health Care Technology	5.1	–1.1
Hotels, Restaurants & Leisure	1.5	–0.4
Independent Power & Renewable Electricity Producers	2.0	–0.5
Interactive Media & Services	4.5	–1.5
Internet & Direct Marketing Retail	0.4	–0.3
IT Services	6.5	–3.9
Media	4.6	–0.3
Metals & Mining	2.2	–1.5
Mortgage Real Estate Investment Trusts (REITs)	0.8	–0.4
Oil, Gas & Consumable Fuels	3.2	–0.8
Personal Products	1.2	–0.5
Pharmaceuticals	10.9	–4.5
Professional Services	2.0	–0.5
Real Estate Management & Development	1.4	–0.3
Semiconductors & Semiconductor Equipment	5.2	–3.0
Software	11.9	–6.1
Technology Hardware, Storage & Peripherals	0.7	—
Trading Companies & Distributors	0.6	–0.1
Wireless Telecommunication Services	0.6	–0.1
Subtotal	115.6	–52.4
Exchange-Traded Funds	—	–4.2
Short-Term Investments	39.2	—
Total Investments	154.8%	–56.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

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Semi-Annual Report   41

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2019	Lazard Emerging Markets Income Portfolio	Lazard Enhanced Opportunities Portfolio

ASSETS
Investments in securities, at fair value	$5,126,972	$14,279,696
Cash	200,000	—
Cash collateral due from broker on options & forward contracts	—	15,500
Foreign currency, at fair value	114,831	138,219
Receivables for:
Investments sold	—	514,494
Dividends and interest	28,454	75,506
Amount due from Investment Manager (Note 3)	9,166	17,059
Receivable from broker - variation margin on centrally cleared swaps	—	—
Gross unrealized appreciation on:
Forward currency contracts	64,974	—
Swap agreements	—	—
Premiums for swap agreements purchased	—	—
Prepaid expenses	19,676	—
Total assets	5,564,073	15,040,474

LIABILITIES
Securities sold short, at fair value	—	5,216,525
Cash collateral due to broker on options and swap agreements	—	698
Due to custodian	—	18,771
Payables for:
Investments purchased	97,047	491,147
Management fees	—	—
Accrued custodian fees	7,421	51,430
Accrued professional services	26,852	28,359
Capital stock redeemed	317	—
Dividends on securities sold short	—	1,560
Gross unrealized depreciation on:
Forward currency contracts	18,004	6,486
Swap agreements	—	—
Other accrued expenses and payables	5,430	2,526
Total liabilities	155,071	5,817,502
Net assets	$5,409,002	$9,222,972

NET ASSETS
Paid in capital	$5,463,924	$9,937,659
Distributable earnings (Accumulated loss)	(54,922)	(714,687)
Net assets	$5,409,002	$9,222,972

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Lazard Explorer Total Return Portfolio

$104,740,275
—

816,240
1,273,503

3,889,127
940,484
—

128,571

274,062
241,987
174,045
28,074
112,506,368

—
78,344
700,000

1,580,920
61,988
35,588
32,045
3,774
—

161,305
31,202
4,152
2,689,318
$109,817,050

$133,379,988
(23,562,938)
$109,817,050

Semi-Annual Report   43

June 30, 2019	Lazard Emerging Markets Income Portfolio	Lazard Enhanced Opportunities Portfolio

Institutional Shares
Net assets	$5,241,235	$9,069,771
Shares of capital stock outstanding*	690,408	1,030,241
Net asset value, offering and redemption price per share	$7.59	$8.80

Open Shares
Net assets	$167,767	$153,201
Shares of capital stock outstanding*	20,074	17,435
Net asset value, offering and redemption price per share	$8.36	$8.79

Cost of investments in securities	$5,101,066	$13,866,598
Proceeds received from securities sold short	$—	$4,875,860
Cost of foreign currency	$114,666	$138,219

* $0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Lazard Explorer Total Return Portfolio

$109,724,181
13,326,969

$8.23

$92,869
11,173

$8.31

$102,779,795
$—
$1,273,224

Semi-Annual Report   45

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2019	Lazard Emerging Markets Income Portfolio	Lazard Enhanced Opportunities Portfolio

Investment Income (Loss)

Income
Interest*	$127,371	$238,701
Dividends	—	709
Total investment income*	127,371	239,410
Expenses
Management fees (Note 3)	17,069	54,054
Custodian fees	21,423	101,407
Professional services	20,594	21,758
Registration fees	17,213	17,758
Administration fees	7,691	8,074
Directors’ fees and expenses	2,601	2,872
Shareholders’ services	2,757	2,856
Shareholders’ reports	1,794	2,295
Distribution fees (Open Shares)	178	149
Other^	2,704	2,867
Total gross expenses before expenses on securities sold short	94,024	214,090
Broker expense on securities sold short	—	72,930
Dividend expense on securities sold short	—	23,468
Total gross expenses	94,024	310,488
Management fees waived and expenses reimbursed	(70,650)	(142,777)
Total net expenses	23,374	167,711
Net investment income (loss)	103,997	71,699
Net Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Foreign Currency Transactions, Forward Currency Contracts, Futures Contracts, Options and Swap Agreements
Net realized gain (loss) on:
Investments**	(97,976)	232,514
Securities sold short	—	(305,995)
Foreign currency transactions	(1,373)	(60)
Forward currency contracts	50,552	(2,573)
Futures contracts	—	—
Written options	—	20,085
Swap agreements	—	—
Total net realized gain (loss) on investments, securities sold short, foreign currency transactions, forward currency contracts, futures contracts, options and swap agreements	(48,797)	(56,029)

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Lazard Explorer Total Return Portfolio

$2,962,025
—
2,962,025

493,739
73,227
26,257
18,372
14,339
5,189
3,547
2,880
118
4,925

642,593
—
—
642,593
(44,673)
597,920
2,364,105

(1,527,063)
—
(11,647)
399,309
(9,190)
191,289
(265,883)

(1,223,185)

Semi-Annual Report   47

For the Six Months Ended June 30, 2019	Lazard Emerging Markets Income Portfolio	Lazard Enhanced Opportunities Portfolio
Net change in unrealized appreciation (depreciation) on:
Investments	$196,947	$1,677,095
Securities sold short	—	(1,021,352)
Foreign currency translations	860	311
Forward currency contracts	1,834	55
Written options	—	(274)
Swap agreements	—	—
Total net change in unrealized appreciation (depreciation) on investments, securities sold short, foreign currency translations, forward currency contracts, options and swap agreements	199,641	655,835
Net realized and unrealized gain (loss) on investments, securities sold short, foreign currency transactions, forward currency contracts, futures contracts, options and swap agreements	150,844	599,806
Net increase (decrease) in net assets resulting from operations	$254,841	$671,505
* Net of foreign withholding taxes of	$—	$(234)
** Net of foreign capital gains taxes of	$—	$—
^ Includes interest on line of credit of	$2	$—

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Lazard Explorer Total Return Portfolio

$8,118,113
—
(1,529)
(409,084)
18,966
(439,668)

7,286,798

6,063,613

$8,427,718
$6,160
$310
$299

Semi-Annual Report   49

The Lazard Funds, Inc. Statements of Changes in Net Assets (unaudited)

	Lazard Emerging Markets Income Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$103,997	$223,104
Net realized gain (loss) on investments, securities sold short, foreign currency transactions, forward currency contracts, futures contracts, options and swap agreements	(48,797)	(314,757)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, foreign currency translations, forward currency contracts, options and swap agreements	199,641	(218,974)
Net increase (decrease) in net assets resulting from operations	254,841	(310,627)

Distributions to shareholders (Note 2(i))
Institutional Shares	(101,260)	(538,715)
Open Shares	—	(8,027)
Return of capital
Institutional Shares	—	(215,126)
Open Shares	—	(3,206)
Net decrease in net assets resulting from distributions	(101,260)	(765,074)

Capital stock transactions
Net proceeds from sales
Institutional Shares	100,015	353,037
Open Shares	50,316	40,296
Net proceeds from reinvestment of distributions
Institutional Shares	101,260	753,834
Open Shares	—	11,233
Cost of shares redeemed
Institutional Shares	(165,674)	(917,500)
Open Shares	—	(29,858)
Net increase (decrease) in net assets from capital stock transactions	85,917	211,042
Total increase (decrease) in net assets	239,498	(864,659)
Net assets at beginning of period	5,169,504	6,034,163
Net assets at end of period	$5,409,002	$5,169,504

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

Lazard Enhanced Opportunities Portfolio		Lazard Explorer Total Return Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

$71,699	$129,042	$2,364,105	$7,356,460

(56,029)	414,280	(1,223,185)	(13,671,481)

655,835	(826,012)	7,286,798	(9,184,201)

671,505	(282,690)	8,427,718	(15,499,222)

—	(425,197)	(2,262,169)	(6,311,065)
—	(2,387)	(1,818)	(10,083)

—	—	—	(833,996)
—	—	—	(1,333)

—	(427,584)	(2,263,987)	(7,156,477)

1,296,608	4,469,209	507,492	6,934,144
41,744	7	1,788	8,549

—	415,898	2,251,636	7,088,834
—	2,387	1,818	11,416

(9,075,438)	(3,201,293)	(6,469,152)	(126,158,624)
—	(10,796)	(11,112)	(889,813)

(7,737,086)	1,675,412	(3,717,530)	(113,005,494)
(7,065,581)	965,138	2,446,201	(135,661,193)
16,288,553	15,323,415	107,370,849	243,032,042
$9,222,972	$16,288,553	$109,817,050	$107,370,849

Semi-Annual Report   51

	Lazard Emerging Markets Income Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	685,762	648,255
Shares sold	13,212	39,351
Shares issued to shareholders from reinvestment of distributions	13,499	98,805
Shares redeemed	(22,065)	(100,649)
Net increase (decrease)	4,646	37,507
Shares outstanding at end of period	690,408	685,762

Open Shares
Shares outstanding at beginning of period	13,908	11,589
Shares sold	6,166	4,177
Shares issued to shareholders from reinvestment of distributions	—	1,424
Shares redeemed	—	(3,282)
Net increase (decrease)	6,166	2,319
Shares outstanding at end of period	20,074	13,908

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

Lazard Enhanced Opportunities Portfolio		Lazard Explorer Total Return Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

1,948,553	1,754,786	13,774,341	26,808,845
153,255	512,981	62,159	803,468

—	51,342	275,997	840,498
(1,071,567)	(370,556)	(785,528)	(14,678,470)
(918,312)	193,767	(447,372)	(13,034,504)
1,030,241	1,948,553	13,326,969	13,774,341

12,624	13,575	12,090	109,240
4,811	1	219	979

—	289	222	1,314
—	(1,241)	(1,358)	(99,443)
4,811	(951)	(917)	(97,150)
17,435	12,624	11,173	12,090

Semi-Annual Report   53

The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD EMERGING MARKETS INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended				For the Period 4/30/14* to
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$7.38	$9.14	$8.40	$8.42	$9.16	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.34	0.19	0.16	0.01	0.01
Net realized and unrealized gain (loss)	0.21	(0.87)	0.79	0.08	(0.74)	(0.85)
Total from investment operations	0.36	(0.53)	0.98	0.24	(0.73)	(0.84)
Less distributions from:
Net investment income	(0.15)	(0.90)	(0.20)	(0.16)	—	—
Net realized gains	—	—	(0.04)	(0.10)	—	—
Return of capital	—	(0.33)	—	—	(0.01)	—
Total distributions	(0.15)	(1.23)	(0.24)	(0.26)	(0.01)	—
Net asset value, end of period	$7.59	$7.38	$9.14	$8.40	$8.42	$9.16
Total Return (b)	4.88%	–5.79%	11.73%	2.82%	–7.94%	–8.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,241	$5,059	$5,925	$12,156	$12,800	$4,985
Ratios to average net assets (c):
Net expenses	0.89%	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	3.52%	3.79%	2.13%	2.25%	2.55%	5.15%
Net investment income (loss)	3.96%	4.06%	2.17%	1.80%	0.09%	0.10%
Portfolio turnover rate	37%	65%	74%	174%	175%	125%

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended				For the Period 4/30/14* to
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$7.97	$9.43	$8.50	$8.39	$9.14	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.35	0.18	0.13	(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.23	(0.92)	0.79	0.08	(0.73)	(0.85)
Total from investment operations	0.39	(0.57)	0.97	0.21	(0.75)	(0.86)
Less distributions from:
Net investment income	—	(0.65)	—	—	—	—
Net realized gains	—	—	(0.04)	(0.10)	—	—
Return of capital	—	(0.24)	—	—	—	—
Total distributions	—	(0.89)	(0.04)	(0.10)	—	—
Net asset value, end of period	$8.36	$7.97	$9.43	$8.50	$8.39	$9.14
Total Return (b)	4.89%	–5.97%	11.42%	2.52%	–8.21%	–8.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$168	$111	$109	$128	$155	$132
Ratios to average net assets (c):
Net expenses	1.03%	1.05%	1.13%	1.20%	1.20%	1.20%
Gross expenses	5.66%	13.51%	12.51%	12.29%	12.19%	13.96%
Net investment income (loss)	3.84%	3.95%	1.96%	1.51%	–0.18%	–0.18%
Portfolio turnover rate	37%	65%	74%	174%	175%	125%

†	Unaudited.
*	The Portfolio commenced operations on April 30, 2014.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   55

LAZARD ENHANCED OPPORTUNITIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended				For the Period 12/31/14* to
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$8.31	$8.67	$9.16	$8.89	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.06	0.11 ^	0.05	(0.02)	—	(b)
Net realized and unrealized gain (loss)	0.44	(0.20)	0.40	0.35	(0.21)	—	(b)
Total from investment operations	0.49	(0.14)	0.51	0.40	(0.23)	—	(b)
Less distributions from:
Net investment income	—	(0.10)	(0.17)	(0.08)	(0.14)	—
Net realized gains	—	(0.12)	(0.83)	(0.05)	(0.35)	—
Return of capital	—	—	—	—	(0.39)	—
Total distributions	—	(0.22)	(1.00)	(0.13)	(0.88)	—
Net asset value, end of period	$8.80	$8.31	$8.67	$9.16	$8.89	$10.00
Total Return (c)	5.90%	–1.66%	5.56%^	4.50%	–2.32%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,070	$16,184	$15,206	$14,077	$4,823	$4,899
Ratios to average net assets (d):
Net expenses	2.94%	2.36%	2.78%^	1.79%	1.70%	1.70%
Gross expenses	5.43%	3.80%	5.02%^	3.60%	13.45%	69.35	%(e)
Gross expenses, excluding expenses on securities sold short	3.73%	2.71%	3.45%	3.51%	13.45%	69.35	%(e)
Net investment income (loss)	1.26%	0.73%	1.20%	0.57%	–0.22%	–1.70%
Portfolio turnover rate:
Excluding securities sold short	298%	312%	210%	247%	639%	37%
Including securities sold short	303%	409%	310%	340%	—%	—%

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended				For the Period 12/31/14* to
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$8.30	$8.65	$9.15	$8.89	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.04	0.10 ^	0.04	(0.05)	—	(b)
Net realized and unrealized gain (loss)	0.44	(0.19)	0.37	0.33	(0.21)	—	(b)
Total from investment operations	0.49	(0.15)	0.47	0.37	(0.26)	—	(b)
Less distributions from:
Net investment income	—	(0.08)	(0.14)	(0.06)	(0.11)	—
Net realized gains	—	(0.12)	(0.83)	(0.05)	(0.35)	—
Return of capital	—	—	—	—	(0.39)	—
Total distributions	—	(0.20)	(0.97)	(0.11)	(0.85)	—
Net asset value, end of period	$8.79	$8.30	$8.65	$9.15	$8.89	$10.00
Total Return (c)	5.78%	–1.80%	5.16%^	4.13%	–2.57%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$153	$105	$117	$112	$110	$100
Ratios to average net assets (d):
Net expenses	3.22%	2.60%	3.01%^	2.07%	1.95%	1.95%
Gross expenses	8.14%	14.49%	16.40%^	15.58%	26.46%	69.36	%(e)
Gross expenses, excluding expenses on securities sold short	6.42%	13.40%	14.85%	15.46%	26.46%	69.36	%(e)
Net investment income (loss)	1.13%	0.48%	1.06%	0.45%	–0.46%	–1.95%
Portfolio turnover rate:
Excluding securities sold short	298%	312%	210%	247%	639%	37%
Including securities sold short	303%	409%	310%	340%	—%	—%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   57

LAZARD ENHANCED OPPORTUNITIES PORTFOLIO

†	Unaudited.
*	The Portfolio commenced operations on December 31, 2014.
^	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.04 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.49%, decreased the gross expense and net expense ratios by 0.44% and increased the net investment income (loss) ratio by 0.44%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.
(e)	Gross expense ratio was the result of the Portfolio being in existence for one day during the period ended December 31, 2014.

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

LAZARD EXPLORER TOTAL RETURN PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$7.79	$9.03	$8.77	$8.56	$9.32	$9.86
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.40	0.31	0.42	0.28	0.36
Net realized and unrealized gain (loss)	0.43	(1.25)	0.24	0.21	(0.75)	(0.38)
Total from investment operations	0.60	(0.85)	0.55	0.63	(0.47)	(0.02)
Less distributions from:
Net investment income	(0.16)	(0.35)	(0.22)	(0.19)	(0.15)	(0.49)
Net realized gains	—	—	—	—	—	(0.01)
Return of capital	—	(0.04)	(0.07)	(0.23)	(0.14)	(0.02)
Total distributions	(0.16)	(0.39)	(0.29)	(0.42)	(0.29)	(0.52)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$8.23	$7.79	$9.03	$8.77	$8.56	$9.32
Total Return (c)	7.78%	–9.65%	6.41%	7.47%	–5.13%	–0.21%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$109,716	$107,276	$242,040	$256,331	$249,222	$133,473
Ratios to average net assets (d):
Net expenses	1.09%	1.10%	1.06%	1.12%	1.16%	1.24%
Gross expenses	1.15%	1.10%	1.06%	1.12%	1.16%	1.30%
Net investment income (loss)	4.24%	4.64%	3.45%	4.80%	3.17%	3.57%
Portfolio turnover rate	100%	151%	152%	173%	262%	182%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   59

LAZARD EXPLORER TOTAL RETURN PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$7.83	$9.08	$8.82	$8.61	$9.37	$9.88
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.35	0.28	0.39	0.24	0.33
Net realized and unrealized gain (loss)	0.45	(1.24)	0.24	0.21	(0.75)	(0.38)
Total from investment operations	0.61	(0.89)	0.52	0.60	(0.51)	(0.05)
Less distributions from:
Net investment income	(0.16)	(0.32)	(0.20)	(0.17)	(0.12)	(0.43)
Net realized gains	—	—	—	—	—	(0.01)
Return of capital	—	(0.04)	(0.06)	(0.22)	(0.14)	(0.02)
Total distributions	(0.16)	(0.36)	(0.26)	(0.39)	(0.26)	(0.46)
Redemption fees	—	—	—	—	0.01	— (b)
Net asset value, end of period	$8.28	$7.83	$9.08	$8.82	$8.61	$9.37
Total Return (c)	7.77%	–9.97%	6.02%	7.07%	–5.42%	–0.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$92	$95	$992	$1,176	$1,342	$7,150
Ratios to average net assets (d):
Net expenses	0.59%	1.40%	1.42%	1.48%	1.50%	1.54%
Gross expenses	3.54%	5.22%	2.36%	2.34%	1.66%	1.78%
Net investment income (loss)	3.94%	3.94%	3.09%	4.46%	2.62%	3.26%
Portfolio turnover rate	100%	151%	152%	173%	262%	182%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements June 30, 2019 (unaudited)

1. Organization

The Lazard Funds, Inc. (the “Fund”) was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2018, the Fund was comprised of thirty-two no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of Emerging Markets Income, Enhanced Opportunities and Explorer Total Return Portfolios. The financial statements of the other twenty-nine Portfolios are presented separately. The financial statements of other Portfolios are presented separately.

The Portfolios are operated as “non-diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ Prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with US Generally Accepted Accounting Principles (“GAAP”). The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for domestic equity securities) or the closing price (for foreign equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the NASDAQ National Market System (“NASDAQ”), the NASDAQ Official Closing Price. If there is no available closing price for a foreign equity security, the last reported sales price is used. If there are no

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reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Exchange-traded futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Swap agreements, such as credit default, interest rate and total return swap agreements, generally are valued by an independent pricing service. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on Europe, Latin and South America and Far East securities exchanges and in over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, European or Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), which meets periodically under the direction of the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

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If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts (“ADRs”) or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income and dividend expenses on short sales are recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income

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earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the US dollar.

The US dollar value of forward currency contracts is determined using quotations provided by an independent pricing service.

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Daily fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, a Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period ended June 30, 2019, the Emerging Markets Income, Enhanced Opportunities and Explorer Total Return Portfolios traded in forward currency contracts.

(d) Futures Contracts—For hedging and investment purposes, certain Portfolios may enter into futures contracts in US domestic markets, or exchanges located outside the United States.

Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio’s net assets. Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures

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contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

During the period ended June 30, 2019, the Explorer Total Return Portfolio traded in futures contracts.

(e) Options Transactions—For hedging and investment purposes, the Portfolios may purchase and write (sell) put and call options. Such options may be traded on US or non-US securities exchanges or on over-the-counter markets.

The risk associated with purchasing an option is that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios will not benefit from exercise of an option should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities and other assets.

The risk involved in writing an option is that the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When the Portfolios write an option, the premium received by the Portfolios is recorded as a liability and is subsequently adjusted to the current market value of the option written.

During the period ended June 30, 2019, the Enhanced Opportunities and Explorer Total Return Portfolios traded in options.

(f) Short Sales—A short sale is a transaction in which a Portfolio sells securities it does not own but has borrowed in anticipation of

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a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. A Portfolio realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Portfolio may have to pay a fee to borrow the particular security and is liable to the buyer for any dividends or interest payable on securities while those securities are in a short position. These dividends and interest amounts are an expense of the Portfolio. The Portfolio designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2019, pursuant to short sale arrangements, the Portfolios have a right to set off any assets held (including the borrowed securities) or obligations owed to the lender (State Street), in the event of the lender’s default, against any obligations owed by the lender to the Portfolios under any agreement or collateral document, including the collateral value of the Securities Loan Collateral, as that term is defined in the Securities Lending and Services Agreement between the Portfolios and State Street. At June 30, 2019, the Enhanced Opportunities Portfolio had pledged $10,259,061 of long securities as collateral under such arrangements.

For the period ended June 30, 2019, proceeds from securities sold short and purchases to cover short positions for the Enhanced Opportunities Portfolio were $20,958,521 and $21,884,127, respectively.

(g) Swap Agreements—A Portfolio may enter into credit default swap agreements whereby one counterparty (the “Protection Buyer”) pays an upfront payment or a periodic fee throughout the term of the swap agreement provided there is no credit event,

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which is expressed in basis points on the notional amount, in return for a payment by the seller of the credit default swap agreement (the “Protection Seller”) that results if a credit event such as defined in the swap agreement occurs, such as bankruptcy of the reference entity, obligation or index. Such credit default swap agreements are cash settled transactions. If a Portfolio enters into a credit default swap agreement as the Protection Buyer, the Portfolio is exposed to credit risk arising from the potential inability of the Protection Seller to perform under the agreement. If a Portfolio enters into a credit default swap agreement as the Protection Seller, the Portfolio is not exposed to credit risk but is subject to market risk as the credit default swap agreement is recorded at fair value which reflects the creditworthiness of the reference entity. As a Protection Seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to risk of loss limited to the notional amount of the swap agreement.

Credit ratings on the reference obligor underlying the credit derivatives, together with the periods of expiration, are generally indicators of payment/performance risk. In such instances where a Portfolio is the seller of protection, the likelihood of payment and performance is generally considered greater as the credit spread on the reference obligor underlying the credit derivatives and the period of expiration increases.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearing-houses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the US Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker

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on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s

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accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the period ended June 30, 2019, the Explorer Total Return Portfolio traded in swap agreements.

(h) Federal Income Taxes—The Fund’s policy is to have each Portfolio qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2018, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term

Emerging Markets Income	$24,288
Explorer Total Return	22,514,234

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2018, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Income	$5,101,066	$114,981	$42,105	$72,876
Enhanced Opportunities	8,990,738	813,819	747,872	65,947
Explorer Total Return	102,779,795	4,483,512	2,634,549	1,848,963

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Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(i) Dividends and Distributions—Emerging Markets Income and Explorer Total Return Portfolios intend to declare dividends from net investment income, if any, daily and to pay such dividends monthly. Dividends from net investment income, if any, for Enhanced Opportunities Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second distribution may be required. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, return of capital distributions, certain fixed-income securities, and fund expenses, derivatives and distributions from real estate investment trusts. The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more spe-

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cific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. The Portfolios’ income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(k) Redemption Fee—Until August 15, 2016, the Portfolios imposed a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees were retained by the Portfolios and are included as paid in capital on the Statements of Assets and Liabilities. As of August 15, 2016, redemption fees no longer apply to transactions in Portfolio shares.

(l) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(m) Net Asset Value—NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. NAV per share is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Invest-

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ment Manager. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Emerging Markets Income	0.65%
Enhanced Opportunities	0.95
Explorer Total Return (a)	0.80

(a)	From January 1, 2019 to June 4, 2019, percentage was 0.90%.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse the Portfolios until May 1, 2020 if the aggregate direct expenses of the Portfolios, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A) and extraordinary expenses, including, for the purposes of the expense limitation agreement only, fees related to filing foreign tax reclaims, on behalf of the Portfolios, exceed the percentages of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name on table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expense.

Portfolio	Institutional Shares	Open Shares

Emerging Markets Income	0.80%	0.95%
Enhanced Opportunities (a)	1.25	1.50
Explorer Total Return (b)	1.00	1.30

(a)	From January 1, 2019 to June 4, 2019, percentages were 0.90% and 1.05%, respectively.
(b)	From January 1, 2019 to June 4, 2019, percentages were 1.10% and 1.40%, respectively.

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During the period ended June 30, 2019, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Emerging Markets Income	$ 16,606	$ 50,742	$ 463	$ 2,839
Enhanced Opportunities	53,487	86,351	567	2,372
Explorer Total Return	43,283	—	48	1,342

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street provides the Fund with custody and certain fund administration and accounting services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears the cost of printing and mailing prospectuses to potential investors and certain expenses in connection with the offering of Portfolio shares.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for distribution and servicing of accounts. The Distributor may make payments to certain financial institutions, securities dealers and other industry professionals for providing these services.

DST is the Fund’s transfer and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For the period ended June 30, 2019, each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex: (1) an annual retainer of $232,000, (2) an additional annual fee of $33,000 to the lead Independent Director (an “Independent Direc-

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tor” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund), and (3) an additional annual fee of $23,000 to the Audit Committee Chair. The Independent Directors may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors also are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees are allocated among the funds in the Lazard Fund Complex at a rate of $5,000 per fund with the remainder allocated based upon each fund’s proportionate share of combined net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments and short sales) for the period ended June 30, 2019 were as follows:

Portfolio	Purchases	Sales

Emerging Markets Income	$419,959	$1,104,647
Enhanced Opportunities	45,131,131	53,284,568
Explorer Total Return	91,609,384	115,383,927

For the period ended June 30, 2019, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

At June 30, 2019, the Investment Manager owned 88.22% and 60.76% of the outstanding shares of the Emerging Markets Income and Enhanced Opportunities Portfolios, respectively.

6. Line of Credit

The Fund has a $50 million Line of Credit Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Inter-

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est on borrowings is payable at the higher of the Federal Funds rate or One-Month LIBOR rate plus 1.00%, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2019, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance	*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

Emerging Markets Income	$25,000		$25,000	3.49%	1
Explorer Total Return	3,070,000		3,070,000	3.51	1

* For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with LIBOR. A Portfolio’s outstanding balance on the line of credit, if any, would be categorized as Level 2.

7. Investment Risks

(a) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(b) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or

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worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(c) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager generally does not intend to actively hedge the Portfolio’s foreign currency exposure.

(d) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Portfolio’s investments in these securities to decline. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. During periods of reduced market liquidity, a Portfo-

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lio may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Portfolio redemption requests, including a single large request for a significant percentage of a Portfolio’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk, and/or Portfolio expenses. Economic and other developments can adversely affect debt securities markets.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher-rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by a Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

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Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.”The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(e) Underlying Funds Risk—Shares of exchange-traded funds (“ETFs”), closed-end funds and exchange-traded notes (“ETNs” and collectively with ETFs and closed-end funds, “Underlying Funds”) in which certain Portfolios invest may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs and closed-end funds may trade at prices at, below or above their most recent NAV. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. ETNs may not trade in the secondary market, but typically are redeemable by the issuer. A Portfolio’s investments in Underlying Funds are subject to the risks of Underlying Funds’ investments, as well as to the general risks of investing in Underlying Funds. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs and closed-end funds in which the Portfolio invests. While ETNs do not have management fees, they are subject to certain investor fees. ETNs are debt securities that, like ETFs, typically are listed on exchanges and their terms generally provide for a return that tracks specified market indexes.

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However, unlike ETFs and closed-end funds, ETNs are not registered investment companies and thus are not registered under the 1940 Act. In addition, as debt securities, ETNs are subject to the additional risk of the creditworthiness of the issuer. ETNs typically do not make periodic interest payments.

These Portfolios may be limited by the 1940 Act in the amount of their assets that may be invested in ETFs and closed-end funds unless an ETF or a closed-end fund has received an exemptive order from the SEC on which the Portfolios may rely or an exemption is available.

Many ETFs have received an exemptive order from the SEC providing an exemption from the 1940 Act limits on the amount of assets that may be invested in ETFs and closed-end funds, and a Portfolio’s reliance on an order is conditioned on compliance with certain conditions of the order. If an exemptive order has not been received and an exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in Underlying Funds that are registered investment companies to: (1) 3% or less of an Underlying Fund’s voting shares, (2) an Underlying Fund’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of Underlying Funds in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

(f) Short Position Risk—Short sales or positions may involve substantial risks. If a short position appreciates in value during a period of the Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, a Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security.

Short sales of securities also may involve additional transaction-related costs such as those in connection with borrowing the securities sold short.

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There is a risk that certain Portfolios may be unable to fully implement their investment strategies due to a lack of available securities to borrow to effect short sales or for some other reason.

When seeking to effect short sales of securities, a Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. In addition, a Portfolio may not always be able to close out a short sale position at a particular time or at an acceptable price. If the lender of a borrowed security requires a Portfolio to return the security to it on short notice, and the Portfolio is unable to borrow the security from another lender, the Portfolio may have to buy the borrowed security at an unfavorable price, resulting in a loss. In addition, there is a risk that the collateral pledged to the Portfolio’s custodian to secure securities borrowings in connection with short sales of securities may not be returned to the Portfolio or may not be returned in a timely manner.

It is possible that the market value of the securities a Portfolio holds in long positions will decline at the same time that the market value of the securities to which the Portfolio has short exposure increases, thereby increasing the Portfolio’s potential volatility.

(g) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Over-the-counter swap agreements, forward currency contracts, writing or purchasing over-the-counter options on securities (including options on ETFs and ETNs), indexes and currencies and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which certain Portfolios may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related index, commodity, interest rate, currency, security or other reference asset.

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As such, a small investment could have a potentially large impact on a Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions

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about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation technique may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2019:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Emerging Markets Income Portfolio
Assets:
Foreign Government Obligations*	$—	$1,336,796	$—	$1,336,796
US Treasury Securities	—	2,797,761	—	2,797,761
Short-Term Investments	992,415	—	—	992,415
Other Financial Instruments†
Forward Currency Contracts	—	64,974	—	64,974
Total	$992,415	$4,199,531	$—	$5,191,946
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(18,004)	$—	$(18,004)

Enhanced Opportunities Portfolio
Assets:
Common Stocks*
United States	$15	$—	$—	$15
Preferred Stocks*
United States	24,434	—	—	24,434
Convertible Corporate Bonds	—	10,639,175	—	10,639,175
Purchased Options	2,122	—	—	2,122
Short-Term Investments	3,613,950	—	—	3,613,950
Total	$3,640,521	$10,639,175	$—	$14,279,696
Liabilities:
Securities Sold Short
Common Stocks*
Bermuda	$(8,965)	$—	$—	$(8,965)
Canada	(356,789)	—	—	(356,789)
Chile	(24,032)	—	—	(24,032)
China	(76,792)	—	—	(76,792)
Netherlands	(27,038)	—	—	(27,038)
Norway	(23,944)	—	—	(23,944)
Thailand	(165,435)	—	—	(165,435)
United States	(4,148,900)	—	—	(4,148,900)
Exchange-Traded Fund	(384,630)	—	—	(384,630)
Other Financial Instruments†
Forward Currency Contracts	—	(6,486)	—	(6,486)
Total	$(5,216,525)	$(6,486)	$—	$(5,223,011)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Explorer Total Return Portfolio
Assets:
Corporate Bonds*	$—	$11,750,348	$—	$11,750,348
Foreign Government Obligations*	—	68,419,998	—	68,419,998
Quasi Government Bonds*	—	395,250	—	395,250
Supranational Bonds	—	410,060	—	410,060
US Treasury Securities	—	23,372,218	—	23,372,218
Short-Term Investments	221,410	—	—	221,410
Purchased Options	—	170,991	—	170,991
Other Financial Instruments†
Forward Currency Contracts	—	274,062	—	274,062
Interest Rate Swap Agreements	—	241,987	—	241,987
Total	$221,410	$105,304,914	$—	$105,256,324
Liabilities:
Other Financial Instruments†
Centrally Cleared Swap Agreements	$—	$(435,059)	$—	$(435,059)
Credit Default Swap Agreements	—	(31,202)	—	(31,202)
Forward Currency Contracts	—	(161,305)	—	(161,305)
Total	$—	$(627,566)	$—	$(627,566)

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts, futures contracts, options or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

A Portfolio may write or purchase a call or put option to seek to realize, through the receipt of premiums or changes in market value, a greater return than would be realized on the underlying securities alone, or to seek to protect the Portfolio from losses.

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A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

During the period ended June 30, 2019, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instruments	Emerging Markets Income Portfolio	Enhanced Opportunities Portfolio	Explorer Total Return Portfolio
Credit default swap agreements:
Average notional value – buy protection OTC	—	—	8,200,000
Average notional value – buy protection centrally cleared	—	—	24,400,000	#

Forward currency contracts:
Average amounts purchased	4,500,000	100,000	21,400,000
Average amounts sold	700,000	600,000	27,500,000

Futures contracts:
Average notional value of contracts – long	—	—	5,100,000	*

Interest rate swap agreements:
Average notional value – receives fixed rate	—	—	3,500,000

Options:
Average value of purchased options	—	100,000	700,000
Average value of written options	—	—	14,500,000	#

#	Represents average monthly notional exposure for the four months the derivative instrument was open during the period.
*	Represents notional exposure for the fifteen days the derivative instrument was open during the period.

The Enhanced Opportunities Portfolio also traded in written options having an average monthly notional exposure of less than $50,000.

Emerging Markets Income Portfolio

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$64,974

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$18,004

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The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$50,552

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$1,834

Enhanced Opportunities Portfolio

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019:

Assets – Derivative Financial Instruments		Total
Purchased options	Investments in securities, at fair value	$2,122

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$6,486

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019 was:

Net Realized Gain (Loss) from:	Equity Contracts	Foreign Currency Contracts	Total
Forward currency contracts	$—	$(2,573)	$(2,573)
Purchased options	(111,052)	—	(111,052)
Written options	20,085	—	20,085
Total	$(90,967)	$(2,573)	$(93,540)

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Foreign Currency Contracts	Total
Forward currency contracts	$—	$55	$55
Purchased options	9,398	—	9,398
Written options	(274)	—	(274)
Total	$9,124	$55	$9,179

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Explorer Total Return Portfolio

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019:

Assets – Derivative Financial Instruments	Foreign Currency Contracts	Interest Rate Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$274,062	$—	$274,062
Purchased options
Investments in securities, at fair value	170,991	—	170,991
Swap agreements
Unrealized appreciation on interest rate swap	—	241,987	241,987
Total	$445,053	$241,987	$687,040

Liabilities – Derivative Financial Instruments	Credit Contracts	Foreign Currency Contracts	Total
Forward currency contracts
Unrealized depreciation on forward currency contracts	$—	$161,305	$161,305
Swap agreements
Unrealized depreciation on centrally cleared swaps	435,059	—	435,059
Premiums for swap agreements purchased	142,843	—	142,843
Total	$577,902	$161,305	$739,207

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019 was:

Net Realized Gain (Loss) from:	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Futures Contracts	$—	$—	$(9,190)	$(9,190)
Forward currency contracts	—	399,309	—	399,309
Purchased options	—	(1,133,365)	—	(1,133,365)
Written options	—	191,289	—	191,289
Swap agreements	(294,983)	—	29,100	(265,883)
Total	$(294,983)	$(542,767)	$19,910	$(817,840)

Net Change in Unrealized Appreciation (Depreciation) on:	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Forward currency contracts	$—	$(409,084)	$—	$(409,084)
Purchased options	—	369,957	—	369,957
Written options	—	18,966	—	18,966
Swap agreements	(601,367)	—	161,699	(439,668)
Total	$(601,367)	$(20,161)	$161,699	$(459,829)

As of June 30, 2019, the Emerging Markets Income, Enhanced Opportunities and Explorer Total Return Portfolios held derivative

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instruments that are eligible for offset in the Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios are presented in the below table, as of June 30, 2019:

Emerging Markets Income Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$64,974	$—	$64,974

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
BNP Paribas SA	$10,500	$—	$—	$10,500
Citibank NA	18,028	(10,959)	—	7,069
HSBC Bank USA NA	31,856	(6,341)	—	25,515
JPMorgan Chase Bank NA	96	—	—	96
Standard Chartered Bank	4,494	(704)	—	3,790
Total	$64,974	$(18,004)	$—	$46,970

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$18,004	$—	$18,004

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank NA	$10,959	$(10,959)	$—	$—
HSBC Bank USA NA	6,341	(6,341)	—	—
Standard Chartered Bank	704	(704)	—	—
Total	$18,004	$(18,004)	$—	$—

Enhanced Opportunities Portfolio

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$6,486	$—	$6,486

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
State Street Bank and Trust Co.	$6,486	$—	$—	$6,486

Explorer Total Return Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$274,062	$—	$274,062
Interest Rate Swap Agreements	241,987	—	241,987
Purchased Options	170,991	—	170,991
Total	$687,040	$—	$687,040

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received (a)	Net Amounts of Derivative Assets
Bank of America NA	$11,515	$(11,515)	$—	$—
Barclays Bank PLC	41,912	(31,427)	—	10,485
Citibank NA	5,501	(5,501)	—	—
Goldman Sachs International	88,210	(88,210)	—	—
HSBC Bank USA NA	6,086	(4,611)	—	1,475
JPMorgan Chase Bank NA	261,742	(12,387)	(249,355)	—
JPMorgan Securities, Inc.	89,732	—	—	89,732
Standard Chartered Bank	107,807	(23,788)	—	84,019
UBS AG	74,535	(18,593)	—	55,942
Total	$687,040	$(196,032)	$(249,355)	$241,653

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Agreements	$142,843	$—	$142,843
Forward Currency Contracts	161,305	—	161,305
Total	$304,148	$—	$304,148

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Bank of America NA	$38,388	$(11,515)	$—	$26,873
Barclays Bank PLC	31,427	(31,427)	—	—
Citibank NA	8,520	(5,501)	—	3,019
Goldman Sachs International	166,434	(88,210)	—	78,224
HSBC Bank USA NA	4,611	(4,611)	—	—
JPMorgan Chase Bank NA	12,387	(12,387)	—	—
Standard Chartered Bank	23,788	(23,788)	—	—
UBS AG	18,593	(18,593)	—	—
Total	$304,148	$(196,032)	$—	$108,116

(a)	Collateral amounts disclosed in the table above may be adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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11. Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Management has evaluated the impact of the amendments and has adopted these amendments and incorporated the changes in the current financial statements and related disclosures. For public business entities, the amendments in this ASU became effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU apply to all entities that are required, under existing GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has evaluated the impact of the amendments and has elected to adopt these amendments and incorporate the changes in the current financial statements.

12. Subsequent Events

Management has evaluated subsequent events affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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The Lazard Funds, Inc.

Board of Directors and Officers Information (unaudited)

Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) and Other Public Company Directorships Held During the Past Five Years(2)

Independent Directors(3):

Franci J. Blassberg (1953)	Director (August 2014)

Debevoise & Plimpton LLP, a law firm, Of Counsel (2013 – present)

Cornell Law School, Adjunct Professor (2013 – 2016, 2019)

The Buchmann Faculty of Law, Tel Aviv University, Visiting Professor (2019)

University of California, Berkeley School of Law, Adjunct Professor (Spring 2017)

Kenneth S. Davidson (1945)	Director (August 1995)	Davidson Capital Management Corporation, an investment manager, President (1978 – present) Landseer Advisors LLC, an investment manager, Senior Advisor (2012 – 2014)

Nancy A. Eckl (1962)	Director (April 2007)

College Retirement Equities Fund (eight accounts), Trustee (2007 – present)

TIAA-CREF Funds (69 funds) and TIAA-CREF Life Funds (11 funds), Trustee (2007 – present)

TIAA Separate Account VA-1, Member of the Management Committee (2007 – present)

Trevor W. Morrison (1971)	Director (April 2014)	New York University School of Law, Dean and Eric M. and Laurie B. Roth Professor of Law (2013 – present) Columbia Law School, Professor of Law (2008 – 2013)

Richard Reiss, Jr. (1944)	Director (May 1991)	Georgica Advisors LLC, an investment manager, Chairman (1997 – present) Resource America, Inc., a real estate asset management company, Director (2016 – 2018)

Semi-Annual Report   93

Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) and Other Public Company Directorships Held During the Past Five Years(2)

Robert M. Solmson (1947)	Director (September 2004)	Fairwood Capital, LLC, a private investment corporation engaged primarily in real estate and hotel investments, Co-Managing Partner and Managing Director (2008 – present)

Interested Directors(4):

Ashish Bhutani (1960)	Director (July 2005)	Investment Manager, Chief Executive Officer (2004 – present) Lazard Ltd, Vice Chairman and Director (2010 – present)

Nathan A. Paul (1973)	Director (October 2017), Chief Executive Officer and President (February 2017; previously, Vice President and Secretary since April 2002)	Investment Manager, Chief Business Officer (April 2017 – present) and Managing Director (2003 – present) Investment Manager, General Counsel (2002 – April 2017)

(1)	The address of each Director of the Fund is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.
(2)	Each Director serves as a Director for each of the funds in the Lazard Fund Complex (comprised of, as of July 31, 2019, 39 active investment portfolios). Each Director serves an indefinite term, until his or her successor is elected, and each Director serves in the same capacity for the other funds in the Lazard Fund Complex.
(3)	“Independent Directors” are not “interested persons” (as defined in the 1940 Act) of the Fund.
(4)	Messrs. Bhutani and Paul are “interested persons” (as defined in the 1940 Act) of the Fund because of their positions with the Investment Manager.

The Fund’s Statement of Additional Information contains further information about the Directors and is available without charge by calling 800-823-6300, or online, at www.lazardassetmanagement.com.

94   Semi-Annual Report

Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) During the Past Five Years

Officers(3):

Mark R. Anderson (1970)	Chief Compliance Officer (September 2014), Vice President and Secretary (February 2017)

Managing Director (since February 2017, previously Director), Chief Compliance Officer (since September 2014) and General Counsel (since April 2017) of the Investment Manager

Senior Vice President, Counsel and Deputy Chief Compliance Officer of AllianceBernstein L.P. (2004 – August 2014)

Christopher Snively (1984)	Chief Financial Officer (March 2016)	Senior Vice President of the Investment Manager (since November 2015) Assurance Manager at PricewaterhouseCoopers LLP (2008 – November 2015)

Stephen St. Clair (1958)	Treasurer (May 2003)	Vice President of the Investment Manager

Shari L. Soloway (1981)	Assistant Secretary (November 2015)

Head of Legal, North America (since January 2019, previously Senior Vice President, Legal and Compliance (since September 2015)) of the Investment Manager

Vice President and Associate General Counsel of GE Asset Management (July 2011 – September 2015)

Jessica A. Falzone (1989)	Assistant Secretary (January 2019)	Vice President, Legal and Compliance, of the Investment Manager (since March 2018) Associate at Schulte Roth & Zabel LLP (2014 – March 2018)

Cesar A. Trelles (1975)	Assistant Treasurer (December 2004)	Vice President of the Investment Manager

(1)	The address of each officer of the Fund is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.
(2)	Each officer serves for an indefinite term, until his or her successor is elected and qualifies or until his or her earlier resignation or removal. Each officer serves in the same capacity for the other funds in the Lazard Fund Complex.
(3)	In addition to Nathan A. Paul, Chief Executive Officer and President (since February 2017; previously, Vice President and Secretary since April 2002), whose information is included in the Interested Directors section above.

Semi-Annual Report   95

The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files its complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

At meetings of the Board held on May 22, 2019 and June 5, 2019, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 5, 2019 meeting, additional information requested by the Independent Directors at the May 22, 2019 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Invest-

96   Semi-Annual Report

ment Manager and its clients (of which the Lazard Funds complex of 39 active funds comprised approximately $29 billion of the approximately $235 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2019).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $29 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

The Board reviewed information prepared by Strategic Insight, an independent provider of investment company data, comparing, for the fiscal year ended December 31, 2018, each Portfolio’s:

●	contractual management fee (i.e., without giving effect to any fee waivers), referred to in the Strategic Insight materials as “advisor fee,” expense ratio (net of any fee waivers or expense reimbursements) and performance (for one-, three-, five- and ten-year peri-

Semi-Annual Report   97

ods ended March 31, 2019, as applicable) to those of a group of comparison funds selected by Strategic Insight (a “Group”);

●	advisor fee and expense ratio to a broader group of funds based on the Portfolio’s Morningstar category (an “Expense Universe”); and

●	performance (for the one-, three-, five- and ten-year periods ended March 31, 2019, as applicable) to that of the funds in the Portfolio’s Morningstar category (a “Category”) and the benchmark index and the Portfolio’s performance for each of the four most recently completed calendar years, as applicable, and the first quarter of 2019, to that of the funds in the Portfolio’s Category and the benchmark index.

The Strategic Insight materials outlined the process of construction of the Groups, Expense Universes and Categories, and representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Groups, Expense Universes and Categories, including how the methodologies could affect the results of the comparisons.

Advisor Fees and Expense Ratios. Representatives of the Investment Manager discussed the results of the Strategic Insight advisor fee and expense ratio comparisons with the Board. For the Emerging Markets Income Portfolio, the Investment Manager proposed to lower the management fee in the Management Agreement by 0.10%, with no diminution in services thereunder, and to lower the current expense limitation by 0.10%, and for the Explorer Total Return Portfolio the Investment Manager proposed to lower the current expense limitation by 0.10%. After giving effect to the proposed advisor fee and expense limitation reductions, the results of the Strategic Insight comparisons showed the advisor fees and expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of

98   Semi-Annual Report

the Portfolios, pursuant to which the Investment Manager currently was waiving advisor fees and/or reimbursing expenses.

As applicable, the Board also considered fees paid to the Investment Manager by any funds advised or sub-advised by the Investment Manager utilizing the same investment strategies as the Portfolios, as well as any separately managed accounts of the Investment Manager with similar investment objectives, policies and strategies (for each Portfolio, collectively with such funds, “Similar Accounts”). Representatives of the Investment Manager discussed the nature of the Similar Accounts and the significant differences in services provided by the Investment Manager to the different types of Similar Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Similar Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the fees paid to the Investment Manager by the Portfolios.

Performance. When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional performance information, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information (as requested by the Board) from the Investment Manager in respect of Portfolios with relative underperformance compared to the relevant Group, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2018 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives

Semi-Annual Report   99

reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits (all as applicable). The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant indirect benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. It was noted that each Portfolio had declining or generally stable assets, and/or a low level of assets, over the past calendar year so that the potential that the Investment Manager may have realized any economies of scale was reduced.

100   Semi-Annual Report

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $235 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase and determined that they would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; general market outlook as appli-

Semi-Annual Report   101

cable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement (as proposed to be revised, as applicable) for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

102   Semi-Annual Report

The Lazard Funds, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
https://www.lazardassetmanagement.com

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169
Telephone: 617-483-7000

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel
Proskauer Rose LLP
Eleven Times Square
New York, New York 10036-8299
http://www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com
Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS031	We Recycle This document is printed on recycled paper.

Lazard Funds

Semi-Annual Report

June 30, 2019

Equity Funds

Lazard Developing Markets Equity Portfolio

Lazard Emerging Markets Core Equity Portfolio

Lazard Emerging Markets Equity Advantage Portfolio

Lazard Emerging Markets Equity Blend Portfolio

Lazard Emerging Markets Equity Portfolio

Lazard Equity Franchise Portfolio

Lazard Global Equity Select Portfolio

Lazard Global Listed Infrastructure Portfolio

Lazard Global Strategic Equity Portfolio

Lazard International Quality Growth Portfolio

Lazard International Equity Advantage Portfolio

Lazard International Equity Concentrated Portfolio

Lazard International Equity Portfolio

Lazard International Equity Select Portfolio

Lazard International Equity Value Portfolio

Lazard International Small Cap Equity Portfolio

Lazard International Strategic Equity Portfolio

Lazard Managed Equity Volatility Portfolio

Lazard US Equity Concentrated Portfolio

Lazard US Equity Select Portfolio

Lazard US Realty Equity Portfolio

Lazard US Small-Mid Cap Equity Portfolio

Important Information on Paperless Delivery

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing up for paperless delivery at www.icsdelivery.com/lazardassetmanagement. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure and visiting www.fundreports.com. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

PRIVACY NOTICE

WHAT DOES LAZARD DO WITH YOUR PERSONAL INFORMATION?

Financial companies choose how they share your personal information. U.S. federal law gives our clients the right to limit some but not all sharing. U.S. federal and other applicable law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

We do not disclose nonpublic personal information about our clients or former clients to third parties other than as described below.

Personal information we collect. We collect personal information about you in connection with our providing advisory services to you. The legal basis for our collection of your personal information is our contract with you and our legitimate business interest to provide contractual services to you. The collection of this information is necessary for us to be able to provide advisory services to you and the failure to provide such information will result in our inability to provide our services. This information includes your social security number (for U.S. persons) and may include other information such as your:

●	Assets and income;

●	Investment experience;

●	Transaction history;

●	Credit history; and

●	Wire transfer instructions.

How we collect this information. We collect this information from you through various means. For example, when you give us your contact information, enter into an investment advisory contract with us, buy securities (i.e., interests in a fund) from us, direct us to buy or sell securities for your account, tell us where to send money, or make a wire transfer. We also may collect your personal information from other sources, such as our affiliates1 or other non-affiliated companies (such as credit bureaus).

[1]	Our affiliates are companies related to us by common ownership or control and can include both financial and nonfinancial companies. Non-affiliates are companies not related to us by common ownership or control and can include both financial and nonfinancial companies.

How we use this information. All financial companies need to share customers’ personal information to run their everyday business and we use the personal information we collect from you for our everyday business purposes. These purposes may include for example:

●	To provide advisory services to you;

●	To open an account for you;

●	To process a transaction for your account;

●	To market products and services to you; and/or

●	To respond to court orders and legal investigations.

If you are an investor located within a European Union country, please note that personal information may be collected, shared and/or stored outside of the European Union.

Disclosure to others. We may provide your personal information to our affiliates and to firms that assist us in servicing your account and have a need for such information, such as a broker, counterparty, fund administrator or third party service provider that aggregates data in a central repository for access by a broker, counterparty or fund administrator to provide its services. We may also disclose such information to service providers and financial institutions with which we have a formal agreement to provide services relating to our arrangements with you. We require third party service providers and financial institutions with which we have a formal agreement to provide services relating to our arrangements with you to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them. These sharing practices are consistent with applicable privacy and related laws, and in general, you may not limit our use of your personal information for these purposes under such laws. We note that the U.S. federal privacy laws only give you the right to limit the certain types of information sharing that we do not engage in (e.g., sharing with our affiliates certain information relating to your transaction history or creditworthiness for their use in marketing to you, or sharing any personal information with non-affiliates for them to market to you). We may also share your personal information with non-affiliates (such as a government agency or regulatory authority) as required by applicable law.

How we protect your personal information. To protect your personal information from unauthorized access and use, we use security measures that comply with applicable law. These measures include computer safeguards and secured files and buildings.

How long we keep your personal information. We retain your personal information for the duration of your advisory relationship with us and for a period of time thereafter as required by applicable law.

Your rights with respect to this information. If you are an investor located within a European Union country, you have the following rights with respect to your personal information:

●	The right to request and obtain a copy of your personal information that we maintain;

●	The right to correct your personal information that we maintain;

●	The right to request the erasure of your personal information from our systems, subject to applicable recordkeeping requirements applicable to us; and

●	The right to lodge a complaint with a supervisory authority.

Who is providing this Privacy Notice. This Privacy Notice relates to the following entities:

●	Lazard Asset Management LLC

●	Lazard Asset Management (Canada), Inc.[2]

●	Lazard Asset Management Securities LLC

Who to contact with questions. If you have any questions about this Privacy Notice, please call (800) 823-6300 or visit our website at http://www.lazardassetmanagement.com.

[2]	Lazard Asset Management (Canada), Inc. does not disclose any non-public personal information about its customers to any third party, except as permitted by or required by any applicable law, including the laws of the United States and Canada.

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard
4	Performance Overviews (unaudited)
23	Information About Your Portfolio’s Expenses (unaudited)
31	Portfolio Holdings (unaudited)
34	Portfolios of Investments (unaudited)
34	Lazard Developing Markets Equity Portfolio
38	Lazard Emerging Markets Core Equity Portfolio
42	Lazard Emerging Markets Equity Advantage Portfolio
50	Lazard Emerging Markets Equity Blend Portfolio
56	Lazard Emerging Markets Equity Portfolio
60	Lazard Equity Franchise Portfolio
62	Lazard Global Equity Select Portfolio
66	Lazard Global Listed Infrastructure Portfolio
69	Lazard Global Strategic Equity Portfolio
73	Lazard International Quality Growth Portfolio
76	Lazard International Equity Advantage Portfolio
83	Lazard International Equity Concentrated Portfolio
86	Lazard International Equity Portfolio
90	Lazard International Equity Select Portfolio
94	Lazard International Equity Value Portfolio
97	Lazard International Small Cap Equity Portfolio
102	Lazard International Strategic Equity Portfolio
106	Lazard Managed Equity Volatility Portfolio
114	Lazard US Equity Concentrated Portfolio
116	Lazard US Equity Select Portfolio
120	Lazard US Realty Equity Portfolio
122	Lazard US Small-Mid Cap Equity Portfolio
127	Notes to Portfolios of Investments (unaudited)
136	Statements of Assets and Liabilities (unaudited)
144	Statements of Operations (unaudited)
152	Statements of Changes in Net Assets (unaudited)
177	Financial Highlights (unaudited)
227	Notes to Financial Statements (unaudited)
265	Board of Directors and Officers Information (unaudited)
268	Other Information (unaudited)

Please consider a Portfolio’s investment objectives, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or each Portfolio’s summary prospectus carefully before you invest. The prospectus and each Portfolio’s summary prospectus contain the investment objectives, risks, charges, expenses and other information about each Portfolio of the Fund, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder,

Global markets registered strong gains in the first half of 2019. They reached near-record highs in April, thanks to strong corporate earnings and better-than-expected quarterly US GDP growth. However, heightened trade tensions and mixed economic data gave investors pause in May as China and the United States again raised tariffs on each other’s imports after trade talks stalled.

The US equity market rose strongly during the period, boosted by hopes that renewed trade negotiations and a potential interest rate cut by the Federal Reserve in July would keep the United States on strong economic footing. Financials, materials, and technology outperformed, while energy lagged against a backdrop of falling oil prices, concerns about global demand, and rising inventories. Volatility as measured by the CBOE Volatility Index (VIX) rose mildly but remained well below levels at the end of 2018.

European equity markets have been caught in the middle of opposing forces, mainly growing tensions around global trade and increasingly dovish central banks. This has pushed European government bond yields to fresh lows and caused bond-sensitive sectors to climb higher, further stretching valuations.

Emerging markets equities gained more than 10% year to date. The asset class’s performance was volatile over the latter half of the period, reflecting extraordinary uncertainty among investors about the geopolitical environment, particularly US actions on trade in May and early June. Emerging markets debt also delivered strong year-to-date returns, supported by liquidity from central banks. However, the global growth outlook has become more uncertain and current valuations provide less compensation for the increased risks.

In this environment, we believe it is becoming increasingly important for investors to be discerning, to focus on fundamentals and not short-term macro drivers, particularly as sentiment is vulnerable to rapid shifts. We are privileged that you have turned to Lazard

2   Semi-Annual Report

for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Lazard Developing Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Developing Markets Equity Portfolio and MSCI Emerging Markets® Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Ten
	Year	Years	Years
Institutional Shares**	2.00%	2.41%	5.77%
Open Shares**	1.63%	2.02%	5.40%
MSCI Emerging Markets Index	1.21%	2.49%	5.81%

4   Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Core Equity Portfolio and MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Since
	Year	Year	Inception	†
Institutional Shares**	0.39%	2.07%	2.69%
Open Shares**	–0.05%	1.68%	2.30%
R6 Shares*	0.48%	N/A	–5.92%
MSCI Emerging Markets Index	1.21%	2.49%	2.74% (Institutional and Open Shares)
			–5.31% (R6 Shares)
†	The inception date for the Institutional and Open Shares was October 31, 2013 and for the R6 Shares was April 6, 2018.

Semi-Annual Report   5

Lazard Emerging Markets Equity Advantage Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Advantage Portfolio and MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Since
	Year	Inception	†
Institutional Shares**	0.07%	4.63%
Open Shares**	–0.23%	4.33%
MSCI Emerging Markets Index	1.21%	3.71%
†	The inception date for the Portfolio was May 29, 2015.

Lazard Emerging Markets Equity Blend Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Blend Portfolio and MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	0.75%	1.25%	2.83%
Open Shares**	0.44%	0.97%	2.53%
MSCI Emerging Markets Index	1.21%	2.49%	3.92%
†	The inception date for the Portfolio was May 28, 2010.

6   Semi-Annual Report

Lazard Emerging Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Portfolio and MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	2.57%	–0.44%	5.42%	6.50%
Open Shares**	2.36%	–0.70%	5.12%	6.21%
R6 Shares**	2.57%	N/A	N/A	2.35%
MSCI Emerging Markets Index	1.21%	2.49%	5.81%	5.46% (Institutional Shares)
				5.99% (Open Shares)
				4.66% (R6 Shares)
†	The inception date for the Institutional Shares was July 15, 1994, for the Open Shares was January 8, 1997 and for the R6 Shares was January 19, 2015.

Semi-Annual Report   7

Lazard Equity Franchise Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Equity Franchise Portfolio and MSCI World® Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Since
	Year	Inception	†
Institutional Shares**	5.61%	6.51%
Open Shares**	5.33%	6.19%
MSCI World Index	6.33%	7.05%
†	The inception date for the Portfolio was September 29, 2017.

Lazard Global Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Equity Select Portfolio and MSCI ACWI®*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Since
	Year	Year	Inception	†
Institutional Shares**	8.90%	7.91%	7.87%
Open Shares**	8.65%	7.57%	7.57%
MSCI ACWI	5.74%	6.16%	6.74%
†	The inception date for the Portfolio was December 31, 2013.

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Lazard Global Listed Infrastructure Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Listed Infrastructure Portfolio, MSCI World Core Infrastructure (USD Hedged) Index, Global Listed Infrastructure Index (USD Hedged) and MSCI World Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	9.67%	10.45%	12.02%
Open Shares**	9.39%	10.18%	11.69%
MSCI World Core Infrastructure (USD Hedged) Index	17.39%	9.29%	10.87%
Global Listed Infrastructure Index (USD Hedged)	16.09%	9.56%	10.07%
MSCI World Index	6.33%	6.60%	8.98%
†	The inception date for the Portfolio was December 31, 2009.

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Lazard Global Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Strategic Equity Portfolio and MSCI ACWI*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Since
	Year	Inception	†
Institutional Shares**	8.02%	5.74%
Open Shares**	7.84%	5.46%
MSCI ACWI	5.74%	6.17%
†	The inception date for the Portfolio was August 29, 2014.

Lazard International Quality Growth Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Quality Growth Portfolio and MSCI AWI*

Average Annual Total Returns*

Periods Ended June 30, 2019

	Since
	Inception	†
Institutional Shares**	20.30%
Open Shares**	20.00%
MSCI ACWI	13.60%
†	The inception date for the Portfolio was December 31, 2018.

Important Notice to Shareholders

Effective July 31, 2019, Lazard International Compounders Portfolio changed its name to Lazard International Quality Growth Portfolio.

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Lazard International Equity Advantage Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Advantage Portfolio and MSCI EAFE® Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Since
	Year	Inception	†
Institutional Shares**	–2.72%	1.83%
Open Shares**	–2.93%	1.54%
MSCI EAFE Index	1.08%	3.11%
†	The inception date for the Portfolio was May 29, 2015.

Lazard International Equity Concentrated Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Concentrated Portfolio and MSCI ACWI ex-US*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Since
	Year	Inception	†
Institutional Shares**	2.81%	1.43%
Open Shares**	2.56%	1.16%
MSCI ACWI ex-US	1.29%	2.33%
†	The inception date for the Portfolio was August 29, 2014.

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Lazard International Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Portfolio and MSCI EAFE Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	2.61%	1.76%	7.43%	5.87%
Open Shares**	2.31%	1.48%	7.13%	4.71%
R6 Shares**	2.56%	N/A	N/A	2.84%
MSCI EAFE Index	1.08%	2.25%	6.90%	5.25% (Institutional Shares)
				4.82% (Open Shares)
				3.81% (R6 Shares)
†	The inception date for the Institutional Shares was October 29, 1991, for the Open Shares was January 23, 1997 and for the R6 Shares was April 1, 2015.

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Lazard International Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Select Portfolio, MSCI ACWI ex-US and MSCI EAFE/ACWI ex-US Linked Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Ten
	Year	Years	Years
Institutional Shares**	1.85%	1.57%	6.73%
Open Shares**	1.47%	1.25%	6.39%
MSCI ACWI ex-US	1.29%	2.16%	6.54%
MSCI EAFE/ACWI ex-US Linked Index	1.29%	2.16%	6.10%

Lazard International Equity Value Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Value Portfolio and MSCI EAFE Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	Since
	Inception	†
Institutional Shares**	–0.58%
Open Shares**	–0.82%
MSCI EAFE Index	8.35%
†	The inception date for the Portfolio was October 31, 2018.

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Lazard International Small Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Small Cap Equity Portfolio and MSCI EAFE Small Cap® Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Ten
	Year	Years	Years
Institutional Shares**	–11.67%	2.40%	9.18%
Open Shares**	–11.95%	2.13%	8.89%
MSCI EAFE Small Cap Index	–6.35%	4.40%	9.67%

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Lazard International Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Strategic Equity Portfolio and MSCI EAFE Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	3.29%	2.72%	9.06%	6.33%
Open Shares**	3.06%	2.46%	8.78%	5.04%
R6 Shares**	3.36%	N/A	N/A	4.84%
MSCI EAFE Index	1.08%	2.25%	6.90%	4.37% (Institutional Shares)
				3.45% (Open Shares)
				5.22% (R6 Shares)
†	The inception date for the Institutional Shares was October 31, 2005, for the Open Shares was February 3, 2006 and for the R6 Shares was January 19, 2015.

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Lazard Managed Equity Volatility Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Managed Equity Volatility Portfolio and MSCI World Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Since
	Year	Inception	†
Institutional Shares**	8.47%	7.34%
Open Shares**	8.15%	7.02%
MSCI World Index	6.33%	7.13%
†	The inception date for the Portfolio was May 29, 2015.

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Lazard US Equity Concentrated Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Equity Concentrated Portfolio, S&P 500® Index and Russell 1000 Value/S&P 500 Linked Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	11.35%	10.57%	13.88%	8.50%
Open Shares**	11.02%	10.24%	13.52%	8.17%
R6 Shares**	11.37%	N/A	N/A	11.23%
S&P 500 Index	10.42%	10.71%	14.70%	8.81%
				(Institutional and Open Shares)
				14.36% (R6 Shares)
Russell 1000 Value/S&P 500 Linked Index	10.42%	10.71%	14.40%	8.08% (Institutional and Open Shares)
				N/A (R6 Shares)
†	The inception date for the Institutional and Open Shares was September 30, 2005 and for the R6 Shares was November 15, 2016.

Semi-Annual Report   17

Lazard US Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Equity Select Portfolio and S&P 500 Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	11.64%	8.68%	12.90%	7.42%
Open Shares**	11.24%	8.35%	12.56%	7.11%
R6 Shares**	11.63%	8.72%	N/A	9.54%
S&P 500 Index	10.42%	10.71%	14.70%	8.53% (Institutional and Open Shares)
				11.41% (R6 Shares)
†	The inception date for the Institutional and Open Shares was December 30, 2004 and for the R6 Shares was May 19, 2014.

18   Semi-Annual Report

Lazard US Realty Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Open Shares of Lazard US Realty Equity Portfolio, MSCI US REIT® Index*, and MSCI USA IMI Core Real Estate® Index

Average Annual Total Returns*

Periods Ended June 30, 2019

	Institutional Shares				Open Shares
	One	Five	Since		One	Five	Ten
	Year	Years	Inception	†	Year	Years	Years
US Realty Equity Portfolio**	11.06%	7.48%	12.36%		10.74%	7.18%	16.33%
MSCI US REIT Index	9.66%	6.44%	10.25%		9.66%	6.44%	14.14%
MSCI USA IMI Core Real Estate® Index	10.86%	8.15%	11.96%		10.86%	8.15%	15.64%
†	The inception date for the Institutional Shares was September 26, 2011.

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Lazard US Small-Mid Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Small-Mid Cap Equity Portfolio and Russell 2500® Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Ten
	Year	Years	Years
Institutional Shares**	1.18%	7.02%	13.42%
Open Shares**	0.92%	6.71%	13.07%
Russell 2500 Index	1.77%	7.66%	14.44%

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”) or DST Asset Manager Solutions, Inc., the Fund’s transfer and dividend distributing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to reimbursed custodian out-of-pocket expenses (Note 3 in the Notes to Financial Statements) for Lazard International Small Cap Equity and Lazard US Small-Mid Cap Equity Portfolios and settlement proceeds received from class action lawsuits (Lazard Developing Markets Equity Portfolio Open Shares, Lazard International Equity and Lazard International Small Cap Equity Portfolios), and may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to

20   Semi-Annual Report

their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of 26 emerging markets country indices.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The MSCI ACWI is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 49 country indices comprising 23 developed and 26 emerging markets country indices.

The Global Listed Infrastructure Index (USD Hedged) is an unmanaged index created by the Investment Manager, which is the performance of the UBS Global 50/50 Infrastructure & Utilities® Index for all periods through March 31, 2015, when the index ceased to be published, and the FTSE Developed Core Infrastructure 50/50® Index for all periods thereafter. The UBS Global 50/50 Infrastructure & Utilities Index tracked a 50% exposure to the global developed markets utilities sector and a 50% exposure to the global developed markets infrastructure sector. The FTSE Developed Core Infrastructure 50/50 Index tracks a 50% exposure to the global developed markets utilities sector and a 50% exposure to the global developed markets infrastructure sector.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed markets equity performance, excluding the United States and Canada. The MSCI EAFE Index consists of 21 developed markets country indices.

The MSCI ACWI ex-US is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. The MSCI ACWI ex-US consists of 48 country indices comprising 22 developed and 26 emerging markets country indices.

The MSCI EAFE/ACWI ex-US Linked Index is an unmanaged index created by the Investment Manager, which links the performance of the MSCI EAFE Index for all periods through June 30, 2010 (when Lazard International Equity Select Portfolio’s benchmark index changed) and the MSCI ACWI ex-US for all periods thereafter.

The MSCI EAFE Small Cap Index targets all companies with market capitalizations below that of the companies in the MSCI EAFE Index and up to 99% coverage of the free-float-adjusted market capitalization in each market (subject to minimum investability criteria and a universal minimum size range). The MSCI EAFE Small Cap Index consists of 21 developed markets country indices.

The S&P 500 Index is a market capitalization-weighted index of 500 companies in leading industries of the US economy.

The Russell 1000 Value/S&P 500 Linked Index is an unmanaged index created by the Investment Manager, which links the performance of the Russell 1000® Value Index for all periods through May 30, 2012 (when Lazard US Equity Concentrated Portfolio’s investment strategy changed) and the S&P 500 Index for all periods thereafter.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the large-cap segment of the US

Semi-Annual Report   21

equity universe. It includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

The MSCI US REIT Index is a free-float-adjusted market capitalization index that is comprised of equity REITs. The index is based on its parent index, the MSCI USA IMI®, which captures large, mid and small caps securities. With 151 constituents, the MSCI US REIT Index represents about 99% of the US REIT universe and securities are classified in the Equity REITs Industry (under the Real Estate sector) according to the GICS. It however excludes Mortgage REITs and selected Specialized REITs.

The MSCI USA IMI Core Real Estate Index is a free-float-adjusted market capitalization index that consists of large, mid and small cap stocks engaged in the ownership, development and management of specific core property type real estate. The index excludes companies, such as real estate services and real estate financing companies that do not own properties.

The MSCI World Core Infrastructure Index (the “Infrastructure Index”) captures large and mid-cap securities across the 23 developed market countries. The Infrastructure Index is designed to represent the performance of listed companies within the developed markets that are engaged in core industrial infrastructure activities. Note that Lazard Infrastructure invests in a range of companies globally, not specifically developed markets countries. The Global Listed Infrastructure Index (USD Hedged) will be replaced with the MSCI World Core Infrastructure Index (Hedged). The Investment Manager believes that the new index is an appropriate alternative to the prior index.

The Russell 2500 Index measures the performance of the small-to mid-cap segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. The Russell 3000 Index measures the performance of the largest 3000 US companies, representing approximately 98% of the investable US equity market. The Russell 2500 Index includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

**	The performance of Institutional Shares, Open Shares and R6 Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

22   Semi-Annual Report

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2019 through June 30, 2019 and held for the entire period.

Actual Expenses

For each Share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each Share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Semi-Annual Report   23

		Ending		Annualized
	Beginning	Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
Portfolio	1/1/19	6/30/19	1/1/19 - 6/30/19	1/1/19 - 6/30/19

Developing Markets Equity
Institutional Shares
Actual	$1,000.00	$1,168.10	$6.13	1.14%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71	1.14%
Open Shares
Actual	$1,000.00	$1,165.50	$7.68	1.43%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.15	1.43%

Emerging Markets Core Equity
Institutional Shares
Actual	$1,000.00	$1,123.40	$6.11	1.16%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81	1.16%
Open Shares
Actual	$1,000.00	$1,120.60	$8.15	1.55%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.11	$7.75	1.55%
R6 Shares
Actual	$1,000.00	$1,124.40	$6.16	1.17%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86	1.17%

Emerging Markets Equity Advantage
Institutional Shares
Actual	$1,000.00	$1,118.60	$5.78	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Open Shares
Actual	$1,000.00	$1,116.50	$7.35	1.40%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00	1.40%

24   Semi-Annual Report

		Ending		Annualized
	Beginning	Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
Portfolio	1/1/19	6/30/19	1/1/19 - 6/30/19	1/1/19 - 6/30/19

Emerging Markets Equity Blend
Institutional Shares
Actual	$1,000.00	$1,148.70	$6.13	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Open Shares
Actual	$1,000.00	$1,148.60	$7.62	1.43%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.15	1.43%

Emerging Markets Equity
Institutional Shares
Actual	$1,000.00	$1,104.00	$5.63	1.08%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41	1.08%
Open Shares
Actual	$1,000.00	$1,102.80	$6.93	1.33%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.66	1.33%
R6 Shares
Actual	$1,000.00	$1,104.00	$5.63	1.08%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41	1.08%

Equity Franchise
Institutional Shares
Actual	$1,000.00	$1,129.00	$5.01	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Open Shares
Actual	$1,000.00	$1,126.70	$6.33	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%

Semi-Annual Report   25

		Ending		Annualized
	Beginning	Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
Portfolio	1/1/19	6/30/19	1/1/19 - 6/30/19	1/1/19 - 6/30/19

Global Equity Select
Institutional Shares
Actual	$1,000.00	$1,186.90	$5.69	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Open Shares
Actual	$1,000.00	$1,185.00	$7.31	1.35%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76	1.35%

Global Listed Infrastructure
Institutional Shares
Actual	$1,000.00	$1,143.80	$5.00	0.94%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.71	0.94%
Open Shares
Actual	$1,000.00	$1,143.00	$6.38	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%

Global Strategic Equity
Institutional Shares
Actual	$1,000.00	$1,189.00	$5.43	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%
Open Shares
Actual	$1,000.00	$1,190.20	$7.06	1.30%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.51	1.30%

International Quality Growth
Institutional Shares
Actual	$1,000.00	$1,203.00	$4.64	0.85%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Open Shares
Actual	$1,000.00	$1,200.00	$5.89	1.08%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41	1.08%

26   Semi-Annual Report

		Ending		Annualized
	Beginning	Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
Portfolio	1/1/19	6/30/19	1/1/19 - 6/30/19	1/1/19 - 6/30/19

International Equity Advantage
Institutional Shares
Actual	$1,000.00	$1,114.90	$4.72	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Open Shares
Actual	$1,000.00	$1,113.80	$6.29	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%

International Equity Concentrated
Institutional Shares
Actual	$1,000.00	$1,179.90	$5.13	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Open Shares
Actual	$1,000.00	$1,178.40	$6.75	1.25%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.26	1.25%

International Equity
Institutional Shares
Actual	$1,000.00	$1,155.60	$4.33	0.81%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Open Shares
Actual	$1,000.00	$1,153.70	$5.66	1.06%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$5.31	1.06%
R6 Shares
Actual	$1,000.00	$1,155.20	$4.28	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%

Semi-Annual Report   27

		Ending		Annualized
	Beginning	Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
Portfolio	1/1/19	6/30/19	1/1/19 - 6/30/19	1/1/19 - 6/30/19

International Equity Select
Institutional Shares
Actual	$1,000.00	$1,151.20	$5.33	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%
Open Shares
Actual	$1,000.00	$1,149.40	$7.19	1.35%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76	1.35%

International Equity Value
Institutional Shares
Actual	$1,000.00	$1,086.40	$4.91	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Open Shares
Actual	$1,000.00	$1,085.40	$6.20	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%

International Small Cap Equity
Institutional Shares
Actual	$1,000.00	$1,142.70	$5.95	1.12%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61	1.12%
Open Shares
Actual	$1,000.00	$ 1,141.40	$7.33	1.38%
Hypothetical (5% Return Before Expenses)	$1,000.00	$ 1,017.95	$6.90	1.38%

International Strategic Equity
Institutional Shares
Actual	$1,000.00	$1,154.40	$4.27	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Open Shares
Actual	$1,000.00	$1,153.00	$5.61	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%
R6 Shares
Actual	$1,000.00	$1,155.00	$4.27	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%

28   Semi-Annual Report

		Ending		Annualized
	Beginning	Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
Portfolio	1/1/19	6/30/19	1/1/19 - 6/30/19	1/1/19 - 6/30/19

Managed Equity Volatility
Institutional Shares
Actual	$1,000.00	$1,149.80	$4.00	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Open Shares
Actual	$1,000.00	$1,149.00	$5.59	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%

US Equity Concentrated
Institutional Shares
Actual	$1,000.00	$1,216.40	$4.18	0.76%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.81	0.76%
Open Shares
Actual	$1,000.00	$1,214.80	$5.71	1.04%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21	1.04%
R6 Shares
Actual	$1,000.00	$1,216.70	$4.23	0.77%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86	0.77%

US Equity Select
Institutional Shares
Actual	$1,000.00	$1,185.70	$4.06	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Open Shares
Actual	$1,000.00	$1,183.90	$5.69	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%
R6 Shares
Actual	$1,000.00	$1,186.70	$4.07	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%

Semi-Annual Report   29

		Ending		Annualized
	Beginning	Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
Portfolio	1/1/19	6/30/19	1/1/19 - 6/30/19	1/1/19 - 6/30/19

US Realty Equity
Institutional Shares
Actual	$1,000.00	$1,206.10	$5.47	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%
Open Shares
Actual	$1,000.00	$1,204.50	$6.94	1.27%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.36	1.27%

US Small-Mid Cap Equity
Institutional Shares
Actual	$1,000.00	$1,215.10	$4.94	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Open Shares
Actual	$1,000.00	$1,213.40	$6.42	1.17%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86	1.17%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each Share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

30   Semi-Annual Report

The Lazard Funds, Inc.

Portfolio Holdings Presented by Asset Class/Sector June 30, 2019 (unaudited)

			Lazard
	Lazard	Lazard	Emerging	Lazard
	Developing	Emerging	Markets	Emerging
	Markets	Markets Core	Equity	Markets
	Equity	Equity	Advantage	Equity Blend
Asset Class/Sector*	Portfolio	Portfolio	Portfolio	Portfolio

Equity
Communication Services	14.0%	12.3%	11.9%	13.8%
Consumer Discretionary	8.6	11.1	12.4	7.3
Consumer Staples	1.1	3.4	6.4	3.3
Energy	9.0	7.5	7.8	7.2
Financials	29.2	29.8	23.5	28.0
Health Care	4.3	0.9	2.5	2.8
Industrials	11.8	6.2	6.3	9.5
Information Technology	12.5	14.1	15.7	16.2
Materials	4.4	12.2	7.1	3.8
Real Estate	—	1.1	2.7	0.2
Utilities	2.7	—	1.9	1.9
Short-Term Investments	2.4	1.4	1.8	6.0
Total Investments	100.0%	100.0%	100.0%	100.0%

	Lazard
	Emerging	Lazard	Lazard	Lazard
	Markets	Equity	Global	Global Listed
	Equity	Franchise	Equity Select	Infrastructure
Asset Class/Sector*	Portfolio	Portfolio	Portfolio	Portfolio

Equity
Communication Services	11.9%	11.3%	4.9%	6.4%
Consumer Discretionary	6.5	20.4	8.9	—
Consumer Staples	6.4	4.7	13.3	—
Energy	11.3	—	0.8	—
Financials	28.3	—	19.8	—
Health Care	0.6	22.1	13.9	—
Industrials	5.3	16.7	16.2	40.5
Information Technology	18.7	12.8	14.2	—
Materials	6.4	—	1.9	—
Real Estate	—	—	1.0	—
Utilities	0.9	9.3	—	45.3
Short-Term Investments	3.7	2.7	5.1	7.8
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

Semi-Annual Report   31

	Lazard		Lazard	Lazard
	Global	Lazard	International	International
	Strategic	International	Equity	Equity
	Equity	Quality Growth	Advantage	Concentrated
Asset Class/Sector*	Portfolio	Portfolio	Portfolio	Portfolio

Equity
Communication Services	12.6%	7.0%	4.8%	8.2%
Consumer Discretionary	6.2	12.4	9.6	7.0
Consumer Staples	7.4	5.1	11.4	7.2
Energy	3.0	—	6.8	7.2
Financials	19.8	20.3	16.2	21.8
Health Care	16.6	11.6	12.4	9.9
Industrials	13.0	26.4	14.9	8.8
Information Technology	14.4	11.4	6.1	18.3
Materials	2.6	2.1	6.9	2.6
Real Estate	—	—	4.1	2.6
Utilities	—	—	4.2	2.0
Short-Term Investments	4.4	3.7	2.6	4.4
Total Investments	100.0%	100.0%	100.0%	100.0%

				Lazard
	Lazard	Lazard	Lazard	International
	International	International	International	Small Cap
	Equity	Equity Select	Equity Value	Equity
Asset Class/Sector*	Portfolio	Portfolio	Portfolio	Portfolio

Equity
Communication Services	7.8%	8.4%	8.0%	10.5%
Consumer Discretionary	7.1	9.1	16.7	12.6
Consumer Staples	9.1	7.0	7.8	6.3
Energy	6.2	6.3	3.9	1.0
Financials	18.3	22.4	21.3	10.8
Health Care	9.8	10.4	—	8.9
Industrials	17.9	15.9	14.8	23.5
Information Technology	7.3	9.0	12.0	13.8
Materials	7.4	2.4	6.6	1.9
Real Estate	2.8	1.4	—	9.6
Utilities	2.7	3.5	4.3	0.9
Short-Term Investments	3.6	4.2	4.6	0.2
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

32   Semi-Annual Report

	Lazard	Lazard
	International	Managed	Lazard US
	Strategic	Equity	Equity	Lazard US
	Equity	Volatility	Concentrated	Equity Select
Asset Class/Sector*	Portfolio	Portfolio	Portfolio	Portfolio

Equity
Communication Services	9.4%	7.0%	8.6%	7.1%
Consumer Discretionary	8.1	10.1	6.7	9.6
Consumer Staples	9.6	15.3	8.2	7.9
Energy	3.4	1.7	—	6.2
Financials	26.4	12.9	8.4	13.4
Health Care	9.8	12.9	22.4	19.3
Industrials	19.7	10.5	6.0	9.4
Information Technology	4.6	8.0	28.7	21.6
Materials	2.1	3.5	5.0	0.9
Real Estate	1.8	6.8	—	1.7
Utilities	1.6	8.3	—	—
Short-Term Investments	3.5	3.0	6.0	2.9
Total Investments	100.0%	100.0%	100.0%	100.0%

		Lazard US
	Lazard US	Small-Mid
	Realty Equity	Cap Equity
Asset Class/Sector*	Portfolio	Portfolio

Equity
Communication Services	—%	2.5%
Consumer Discretionary	2.3	10.2
Consumer Staples	—	0.8
Energy	—	1.7
Financials	—	16.3
Health Care	—	14.2
Industrials	—	17.0
Information Technology	—	15.0
Materials	—	6.2
Real Estate	96.3	12.0
Utilities	—	4.1
Short-Term Investments	1.4	—
Total Investments	100.0%	100.0%

*	Represents percentage of total investments.

Semi-Annual Report   33

The Lazard Funds, Inc. Portfolios of Investments
June 30, 2019 (unaudited)

		Fair
Description	Shares	Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 95.7%

Brazil | 7.8%
Duratex SA	649,800	$2,000,192
Notre Dame Intermedica Participacoes SA	594,995	6,247,529
Pagseguro Digital, Ltd., Class A (*)	52,000	2,026,440
Petroleo Brasileiro SA	507,976	3,625,990
Rumo SA (*)	577,483	3,117,546
StoneCo, Ltd., Class A	64,100	1,896,078
		18,913,775
Canada | 1.1%
First Quantum Minerals, Ltd.	277,055	2,631,869

China | 28.8%
Agricultural Bank of China, Ltd., Class H	3,493,500	1,460,128
Alibaba Group Holding, Ltd. Sponsored ADR (*)	36,210	6,135,784
Anhui Conch Cement Co., Ltd., Class H	298,000	1,869,263
Autohome, Inc. ADR (*)	19,581	1,676,525
Beijing Enterprises Water Group, Ltd.	7,226,000	4,300,818
China Merchants Bank Co., Ltd., Class H	396,211	1,978,369
China State Construction International Holdings, Ltd.	4,430,160	4,562,295
Ctrip.com International, Ltd. ADR (*)	42,200	1,557,602
Focused Photonics Hangzhou, Inc., Class A	814,400	2,836,687
Han’s Laser Technology Industry Group Co., Ltd., Class A	356,400	1,786,313
Li Ning Co., Ltd.	775,500	1,831,900
NetEase, Inc. ADR	17,100	4,373,667
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	52,600	5,080,108
Ping An Insurance (Group) Co. of China, Ltd., Class H	397,000	4,778,189
Tencent Holdings, Ltd.	247,200	11,183,456
Weibo Corp. Sponsored ADR (*)	35,800	1,559,090
Wuliangye Yibin Co., Ltd. Class A	159,100	2,736,177
Zhejiang Semir Garment Co., Ltd., Class A	1,459,300	2,351,727
Zhongsheng Group Holdings, Ltd.	775,000	2,161,321
Zhuzhou CRRC Times Electric Co., Ltd., Class H	576,592	3,039,283
ZTO Express Cayman, Inc. ADR	125,485	2,399,273
		69,657,975

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Developing Markets Equity Portfolio (continued)

Colombia | 2.6%
Bancolombia SA Sponsored ADR	124,747	$6,367,087

Hong Kong | 1.7%
China Gas Holdings, Ltd.	604,800	2,244,946
Techtronic Industries Co., Ltd.	240,002	1,840,515
		4,085,461
India | 9.4%
HDFC Bank, Ltd. ADR	52,985	6,890,169
ICICI Bank, Ltd. Sponsored ADR	556,001	7,000,053
Reliance Industries, Ltd.	273,801	4,970,483
Shriram Transport Finance Co., Ltd.	246,476	3,877,303
		22,738,008
Indonesia | 2.7%
PT Bank Rakyat Indonesia (Persero) Tbk	21,103,700	6,515,012

Macau | 0.7%
SJM Holdings, Ltd.	1,566,000	1,784,448

Mexico | 1.6%
Grupo Financiero Banorte SAB de CV, Class O	660,357	3,831,318

Peru | 2.4%
Credicorp, Ltd.	25,255	5,781,122

Philippines | 1.5%
BDO Unibank, Inc.	1,316,585	3,598,668

Portugal | 2.7%
Galp Energia SGPS SA	417,220	6,431,898

Russia | 8.5%
Mail.Ru Group, Ltd. GDR (*)	134,482	3,431,431
Novatek OAO Sponsored GDR	25,047	5,324,556
Sberbank of Russia PJSC	1,189,307	4,483,676
Yandex NV Class A (*)	189,335	7,194,730
		20,434,393

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

		Fair
Description	Shares	Value

Lazard Developing Markets Equity Portfolio (continued)

South Africa | 3.8%
Capitec Bank Holdings, Ltd.	52,897	$4,878,124
Petra Diamonds, Ltd. (*)	1,779,300	443,620
Standard Bank Group, Ltd.	275,153	3,843,029
		9,164,773
South Korea | 9.1%
Doosan Bobcat, Inc.	60,939	1,921,860
NCSoft Corp.	6,553	2,706,791
Netmarble Corp. (*)	18,439	1,806,723
Partron Co., Ltd.	164,575	2,529,881
S-Oil Corp.	21,363	1,548,136
Samsung Biologics Co., Ltd. (*)	4,162	1,154,616
Samsung Electronics Co., Ltd.	208,137	8,486,157
WONIK IPS Co., Ltd.	92,747	1,923,842
		22,078,006
Taiwan | 8.4%
Airtac International Group	159,000	1,789,926
ASE Technology Holding Co., Ltd.	896,289	1,765,324
Bizlink Holding, Inc.	743,000	5,160,345
Catcher Technology Co., Ltd.	216,670	1,554,588
Largan Precision Co., Ltd.	14,860	1,847,920
MediaTek, Inc.	210,000	2,129,363
Silicon Motion Technology Corp. ADR	67,500	2,995,650
Taiwan Semiconductor Manufacturing Co., Ltd.	392,000	2,990,385
		20,233,501
United Arab Emirates | 1.3%
NMC Health PLC	100,073	3,054,209

United Kingdom | 1.6%
KAZ Minerals PLC	487,080	3,749,738

Total Common Stocks (Cost $211,566,074)		231,051,261

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Developing Markets Equity Portfolio (concluded)

Preferred Stocks | 2.2%

Brazil | 2.2%
Banco Bradesco SA ADR (Cost $4,482,064)	541,863	$5,321,095

Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $5,783,404)	5,783,404	5,783,404

Total Investments | 100.3% (Cost $221,831,542)		$242,155,760

Liabilities in Excess of Cash and Other Assets | (0.3)%		(666,434)

Net Assets | 100.0%		$241,489,326

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

		Fair
Description	Shares	Value

Lazard Emerging Markets Core Equity Portfolio

Common Stocks | 97.2%

Argentina | 0.7%
Grupo Supervielle SA Sponsored ADR	78,700	$620,156
Loma Negra Cia Industrial Argentina SA Sponsored ADR (*)	90,200	1,055,340
		1,675,496
Brazil | 8.7%
Azul SA ADR (*)	64,812	2,167,313
Banco BTG Pactual SA	180,900	2,396,956
Banco do Brasil SA	461,000	6,475,694
Braskem SA A Shares (*)	234,242	2,136,876
CCR SA	454,930	1,618,340
Rumo SA (*)	513,200	2,770,514
Telefonica Brasil SA ADR	207,400	2,700,348
		20,266,041
Canada | 1.0%
Parex Resources, Inc. (*)	149,000	2,390,508

China | 27.2%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	61,400	10,404,230
Baidu, Inc. Sponsored ADR (*)	19,480	2,286,173
China National Building Material Co., Ltd., Class H	3,982,000	3,476,457
China Overseas Land & Investment, Ltd.	642,000	2,369,082
Industrial & Commercial Bank of China, Ltd., Class H	12,653,633	9,212,833
NetEase, Inc. ADR	10,392	2,657,962
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	38,286	3,697,662
PICC Property & Casualty Co., Ltd., Class H	2,269,770	2,442,981
Ping An Insurance (Group) Co. of China, Ltd., Class H	598,500	7,203,390
Shenzhou International Group Holdings, Ltd.	233,791	3,202,761
Sinopharm Group Co., Ltd., Class H	332,000	1,169,930
Tencent Holdings, Ltd.	308,400	13,952,175
Wuxi Biologics Cayman, Inc. (*)	99,500	894,218
		62,969,854

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Colombia | 1.2%
Bancolombia SA Sponsored ADR	53,100	$2,710,224

Hong Kong | 1.2%
Techtronic Industries Co., Ltd.	366,500	2,810,596

Hungary | 1.0%
MOL Hungarian Oil & Gas PLC	200,590	2,226,738

India | 10.6%
HDFC Bank, Ltd. ADR	70,369	9,150,785
Hindalco Industries, Ltd.	1,036,864	3,110,104
Hindustan Zinc, Ltd.	582,947	2,061,459
Infosys, Ltd. Sponsored ADR	271,715	2,907,351
Maruti Suzuki India, Ltd.	25,295	2,394,610
Motherson Sumi Systems, Ltd.	726,823	1,284,069
UPL, Ltd.	271,619	3,689,664
		24,598,042
Indonesia | 2.3%
PT Bank Mandiri (Persero) Tbk	5,778,400	3,286,225
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	71,360	2,086,567
		5,372,792
Luxembourg | 1.7%
Tenaris SA ADR	50,700	1,333,917
Ternium SA Sponsored ADR	112,750	2,528,983
		3,862,900
Mexico | 3.2%
Arca Continental SAB de CV	366,445	1,982,693
Gruma SAB de CV, Class B	181,383	1,702,342
Grupo Aeroportuario del Pacifico SAB de CV ADR	15,400	1,606,374
Grupo Financiero Banorte SAB de CV, Class O	370,400	2,149,020
		7,440,429
Peru | 1.2%
Credicorp, Ltd.	11,550	2,643,911

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

		Fair
Description	Shares	Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Philippines | 2.0%
BDO Unibank, Inc.	1,240,481	$3,390,650
GT Capital Holdings, Inc.	66,131	1,213,599
		4,604,249
Portugal | 0.9%
Galp Energia SGPS SA	139,849	2,155,924

Russia | 7.1%
LUKOIL PJSC Sponsored ADR	92,354	7,796,946
Sberbank of Russia PJSC Sponsored ADR (London)	333,997	5,137,603
Sberbank of Russia PJSC Sponsored ADR (United States)	53,682	820,261
Severstal PJSC GDR	165,126	2,786,204
		16,541,014
South Africa | 5.4%
Barloworld, Ltd.	144,678	1,315,264
FirstRand, Ltd.	580,925	2,828,205
Mondi PLC	139,740	3,186,805
Naspers, Ltd., N Shares	13,031	3,165,673
The Bidvest Group, Ltd.	153,818	2,068,272
		12,564,219
South Korea | 9.7%
DB Insurance Co., Ltd.	36,416	1,869,681
NCSoft Corp.	6,169	2,548,176
S-Oil Corp.	19,336	1,401,243
Samsung Electronics Co., Ltd.	293,500	11,966,575
SK Hynix, Inc.	54,236	3,267,130
Woongjin Coway Co., Ltd.	22,433	1,504,122
		22,556,927
Taiwan | 8.9%
Far EasTone Telecommunications Co., Ltd.	880,000	2,218,567
Formosa Plastics Corp.	1,095,000	4,040,058
Largan Precision Co., Ltd.	17,000	2,114,040
Silicon Motion Technology Corp. ADR	43,610	1,935,412
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	264,778	10,371,354
		20,679,431

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Core Equity Portfolio (concluded)

Thailand | 1.4%
Bangkok Bank Public Co. Ltd.	228,600	$1,484,287
Kasikornbank Public Co. Ltd.	272,800	1,685,680
		3,169,967
United Kingdom | 1.8%
Unilever NV NY Shares	69,200	4,201,824

Total Common Stocks (Cost $215,679,016)		225,441,086

Preferred Stocks | 0.8%

Brazil | 0.8%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,772,552)	204,043	1,922,085

Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $3,290,034)	3,290,034	3,290,034

Total Investments | 99.4% (Cost $220,741,602)		$230,653,205

Cash and Other Assets in Excess of Liabilities | 0.6%		1,341,914

Net Assets | 100.0%		$231,995,119

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio

Common Stocks | 96.2%

Argentina | 0.5%
Banco Macro SA ADR	500	$36,425
Globant SA (*)	174	17,583
		54,008
Brazil | 5.3%
Banco Santander Brasil SA	3,700	43,803
Braskem SA A Shares (*)	2,100	19,157
CCR SA	5,200	18,498
EcoRodovias Infraestrutura e Logistica SA	7,300	20,455
Estacio Participacoes SA	4,800	36,251
Guararapes Confeccoes SA	3,200	13,484
IRB Brasil Resseguros S/A	4,500	115,431
Lojas Renner SA	5,060	62,144
Petroleo Brasileiro SA	11,393	81,325
Vale SA	9,009	121,576
		532,124
Chile | 0.7%
Cia Cervecerias Unidas SA Sponsored ADR	2,548	71,981

China | 30.9%
Air China, Ltd., Class H	22,000	22,041
Alibaba Group Holding, Ltd. Sponsored ADR (*)	2,179	369,231
Anhui Conch Cement Co., Ltd., Class H	11,000	69,000
Anhui Gujing Distillery Co., Ltd., Class A	1,300	22,465
ANTA Sports Products, Ltd.	5,000	34,189
Autohome, Inc. ADR (*)	339	29,025
Baidu, Inc. Sponsored ADR (*)	288	33,800
Bank of Nanjing Co., Ltd., Class A	21,500	25,881
Beijing Enterprises Holdings, Ltd.	7,500	38,137
China Aoyuan Group, Ltd.	18,000	25,193
China CITIC Bank Corp., Ltd., Class H	114,000	64,978
China Construction Bank Corp., Class H	189,000	162,417
China Evergrande Group	8,000	22,358
China Lesso Group Holdings, Ltd.	29,000	23,247

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

China Mengniu Dairy Co., Ltd.	4,000	$15,497
China Merchants Bank Co., Ltd., Class H	19,500	97,368
China Mobile, Ltd.	7,000	63,717
China Petroleum & Chemical Corp., Class H	42,000	28,601
China Resources Cement Holdings, Ltd.	12,000	11,596
China Resources Gas Group, Ltd.	6,000	29,745
China Resources Land, Ltd.	6,000	26,317
China SCE Group Holdings, Ltd.	37,000	17,837
China Telecom Corp., Ltd., Class H	198,000	99,701
China Unicom Hong Kong, Ltd.	86,000	94,505
China Vanke Co., Ltd., Class H	4,700	17,641
CNOOC, Ltd.	62,000	106,667
Country Garden Holdings Co., Ltd.	34,000	51,504
Country Garden Services Holdings Co., Ltd.	13,000	29,954
CSPC Pharmaceutical Group, Ltd.	34,000	54,604
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,400	36,676
Fujian Sunner Development Co., Ltd., Class A	4,900	18,093
G-bits Network Technology Xiamen Co., Ltd., Class A	800	24,489
Great Wall Motor Co., Ltd. Class H	24,500	17,577
Hangzhou Shunwang Technology Co., Ltd., Class A (*)	8,400	19,204
Hualan Biological Engineering, Inc., Class A	5,700	25,326
Huaxin Cement Co., Ltd., Class A	6,580	19,451
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	3,900	17,113
Industrial & Commercial Bank of China, Ltd., Class H	118,000	85,913
Industrial Bank Co., Ltd., Class A	22,000	58,702
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,800	17,314
LexinFintech Holdings, Ltd. ADR (*)	1,560	17,410
Li Ning Co., Ltd.	10,000	23,622
Longfor Group Holdings, Ltd.	6,500	24,532
Momo, Inc. Sponsored ADR	417	14,929
NetEase, Inc. ADR	109	27,879
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	259	25,014
PetroChina Co., Ltd., Class H	124,000	68,225
PICC Property & Casualty Co., Ltd., Class H	12,000	12,916
Ping An Bank Co., Ltd., Class A	11,000	22,127

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Ping An Insurance (Group) Co. of China, Ltd., Class H	17,000	$204,608
Postal Savings Bank of China Co., Ltd., Class H	21,000	12,480
Sany Heavy Industry Co., Ltd., Class A	11,200	21,369
Sinotruk Hong Kong, Ltd.	12,000	20,797
Tangshan Jidong Cement Co., Ltd., Class A	8,500	21,861
Tencent Holdings, Ltd.	8,600	389,068
Tencent Music Entertainment Group ADR	2,600	38,974
Tianneng Power International, Ltd.	16,000	12,891
Times China Holdings, Ltd.	13,000	26,088
Topchoice Medical Investment Corp., Class A (*)	1,900	24,526
Weichai Power Co., Ltd., Class A	25,700	46,073
YY, Inc. ADR (*)	219	15,262
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class A	23,000	19,177
		3,116,902
Colombia | 0.4%
Ecopetrol SA Sponsored ADR	2,173	39,744

Egypt | 0.3%
Commercial International Bank Egypt SAE ADR	8,401	35,620

Greece | 0.1%
JUMBO SA	668	12,915

Hong Kong | 0.4%
Lee & Man Paper Manufacturing, Ltd.	19,000	13,264
Sino Biopharmaceutical, Ltd.	28,500	29,227
		42,491
Hungary | 0.9%
Magyar Telekom Telecommunications PLC	9,928	14,720
MOL Hungarian Oil & Gas PLC	7,088	78,684
		93,404
India | 7.0%
Axis Bank, Ltd. GDR (*)	921	53,605
Dr Reddy’s Laboratories, Ltd. ADR	508	19,035
GAIL India, Ltd. GDR	2,811	76,112

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

HDFC Bank, Ltd. ADR	1,106	$143,824
ICICI Bank, Ltd. Sponsored ADR	3,932	49,504
Infosys, Ltd. Sponsored ADR	10,432	111,623
Reliance Industries, Ltd. Sponsored GDR (*),(#)	1,959	70,826
State Bank of India GDR (*)	1,036	53,668
Vedanta, Ltd. ADR	763	7,760
Wipro, Ltd. ADR	13,892	60,152
WNS Holdings, Ltd. ADR (*)	1,040	61,568
		707,677
Indonesia | 2.5%
PT Bank Central Asia Tbk	31,700	67,319
PT Bank Mandiri (Persero) Tbk	31,700	18,028
PT Bank Rakyat Indonesia (Persero) Tbk	262,200	80,945
PT Gudang Garam Tbk	6,800	37,006
PT Unilever Indonesia Tbk	15,500	49,377
		252,675
Malaysia | 2.1%
AirAsia Group Berhad	26,000	17,179
Bermaz Auto Berhad	32,200	20,731
Genting Malaysia Berhad	19,300	15,136
Hong Leong Bank Berhad	5,300	24,370
Nestle Malaysia Berhad	500	18,041
Petronas Chemicals Group Berhad	29,800	60,584
RHB Bank Bhd	44,700	60,466
		216,507
Mexico | 3.1%
Alfa SAB de CV, Class A	29,000	28,496
America Movil SAB de CV, Class L Sponsored ADR	5,709	83,123
Grupo Aeroportuario del Centro Norte SAB de CV	7,600	46,415
Grupo Financiero Banorte SAB de CV, Class O	8,400	48,736
Grupo Mexico SAB de CV, Series B	6,000	15,933
Mexichem SAB de CV	8,400	17,633
Wal-Mart de Mexico SAB de CV	26,900	73,438
		313,774
Peru | 0.2%
Credicorp, Ltd.	77	17,626

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Philippines | 1.7%
Ayala Land, Inc.	37,400	$37,097
Cebu Air, Inc.	21,780	38,706
DMCI Holdings, Inc.	118,000	23,730
International Container Terminal Services, Inc.	15,150	43,265
JG Summit Holdings, Inc.	18,370	24,167
		166,965
Poland | 0.9%
Dino Polska SA (*)	770	27,037
Enea SA (*)	8,276	20,694
PGE Polska Grupa Energetyczna SA (*)	4,497	11,557
PLAY Communications SA	2,391	20,740
Tauron Polska Energia SA (*)	25,536	11,723
		91,751
Russia | 5.2%
Gazprom PJSC Sponsored ADR	9,877	72,364
LUKOIL PJSC Sponsored ADR	1,328	112,116
MMC Norilsk Nickel PJSC ADR	2,613	59,332
Novolipetsk Steel PJSC GDR	1,986	50,206
Sberbank of Russia PJSC Sponsored ADR	6,891	105,999
Severstal PJSC GDR	2,481	41,862
Tatneft PJSC Sponsored ADR	1,089	80,649
		522,528
South Africa | 3.9%
Anglo American Platinum, Ltd.	1,363	81,098
AVI, Ltd.	6,769	43,905
Capitec Bank Holdings, Ltd.	443	40,853
Exxaro Resources, Ltd.	1,226	15,014
FirstRand, Ltd.	5,489	26,723
Motus Holdings, Ltd.	1,649	8,567
Mr Price Group, Ltd.	1,890	26,639
MTN Group, Ltd.	2,331	17,665
Naspers, Ltd., N Shares	569	138,229
		398,693

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

South Korea | 13.5%
AfreecaTV Co., Ltd.	384	$20,490
Celltrion, Inc. (*)	69	12,295
CJ Corp.	125	10,942
Daelim Industrial Co., Ltd.	554	55,215
Douzone Bizon Co., Ltd.	356	19,198
GS Engineering & Construction Corp.	612	21,457
Hana Financial Group, Inc.	466	15,103
Hotel Shilla Co., Ltd.	176	14,816
Hyundai Department Store Co., Ltd.	174	12,458
Hyundai Marine & Fire Insurance Co., Ltd.	819	20,201
Hyundai Mobis Co., Ltd.	184	37,584
Industrial Bank of Korea	4,472	54,449
KB Financial Group, Inc. ADR	1,259	49,705
Kia Motors Corp.	2,472	94,421
Koentec Co., Ltd.	2,699	27,480
KT&G Corp.	249	21,251
LG Chem, Ltd.	71	21,862
LG Electronics, Inc.	341	23,448
LG Household & Health Care, Ltd.	51	58,038
LG Uplus Corp.	4,724	59,369
NCSoft Corp.	93	38,415
POSCO	107	22,650
Samsung Electro-Mechanics Co., Ltd.	258	21,899
Samsung Electronics Co., Ltd. GDR	495	503,313
Samsung SDS Co., Ltd.	202	37,600
Shinsegae International, Inc.	73	13,486
SK Hynix, Inc.	1,295	78,010
		1,365,155

Taiwan | 12.1%
Advantech Co., Ltd.	8,000	68,055
Asia Cement Corp.	24,000	36,715
Chailease Holding Co., Ltd.	8,000	33,149
Delta Electronics, Inc.	8,000	40,687
Eva Airways Corp.	60,000	28,893

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Feng TAY Enterprise Co., Ltd.	9,000	$70,352
International Games System Co., Ltd.	3,000	28,986
Makalot Industrial Co., Ltd.	5,000	33,865
Novatek Microelectronics Corp., Ltd.	5,000	27,918
President Chain Store Corp.	6,000	58,055
Rexon Industrial Corp., Ltd.	7,000	19,115
St Shine Optical Co., Ltd.	3,000	53,296
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	12,497	489,508
Taiwan Styrene Monomer	21,000	16,621
Uni-President Enterprises Corp.	12,000	31,948
Yuanta Financial Holding Co., Ltd.	260,000	156,247
Zhen Ding Technology Holding, Ltd.	8,000	25,660
		1,219,070
Thailand | 2.7%
Advanced Info Service Public Co. Ltd. (‡)	4,700	33,410
Central Pattana Public Co. Ltd. NVDR	8,200	20,054
CP ALL Public Co. Ltd. (‡)	14,400	40,382
Home Product Center Public Co. Ltd.	66,900	38,176
Krungthai Card Public Co. Ltd. NVDR	28,600	40,366
PTT Exploration & Production Public Co. Ltd. (‡)	4,100	18,048
Thanachart Capital Public Co., Ltd. NVDR	27,900	50,510
Tisco Financial Group Public Co. Ltd. NVDR (‡)	10,900	33,237
		274,183
Turkey | 1.0%
BIM Birlesik Magazalar AS	1,303	17,923
Haci Omer Sabanci Holding AS	9,844	14,604
Tekfen Holding AS	3,410	15,301
Turk Telekomunikasyon AS (*)	22,575	19,433
Turkiye Garanti Bankasi AS ADR (*)	19,375	29,644
		96,905
United States | 0.8%
Yum China Holdings, Inc.	1,666	76,969

Total Common Stocks (Cost $9,135,966)		9,719,667

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (concluded)

Preferred Stocks | 0.6%

Brazil | 0.6%
Banco Bradesco SA ADR (Cost $56,426)	5,917	$58,105

Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $181,640)	181,640	181,640

Total Investments | 98.6% (Cost $9,374,032)		$9,959,412

Cash and Other Assets in Excess of Liabilities | 1.4%		140,861

Net Assets | 100.0%		$10,100,273

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio

Common Stocks | 91.6%

Argentina | 1.1%
YPF SA Sponsored ADR	62,200	$1,132,662

Brazil | 6.3%
Ambev SA ADR	147,775	690,109
Banco ABC Brasil SA	72,800	364,384
Banco do Brasil SA	127,857	1,796,015
CCR SA	252,930	899,758
Cia de Saneamento do Parana	19,600	411,299
Cielo SA Sponsored ADR	227,281	388,310
Estacio Participacoes SA	51,100	385,916
Iochpe Maxion SA	65,799	382,290
JSL SA	70,000	266,149
StoneCo, Ltd., Class A	19,935	589,677
		6,173,907
Canada | 0.7%
First Quantum Minerals, Ltd.	70,315	667,954

Chile | 0.2%
Geopark, Ltd. (*)	10,619	196,876

China | 25.7%
A-Living Services Co., Ltd., Class H	252,750	425,871
Alibaba Group Holding, Ltd. Sponsored ADR (*)	10,199	1,728,220
Anhui Conch Cement Co., Ltd., Class H	149,000	934,632
Autohome, Inc. ADR (*)	7,754	663,897
Baidu, Inc. Sponsored ADR (*)	7,379	865,999
Beijing Enterprises Water Group, Ltd.	1,204,000	716,605
China Construction Bank Corp., Class H	2,835,281	2,436,492
China Meidong Auto Holdings, Ltd.	350,000	243,005
China Merchants Bank Co., Ltd., Class H	116,000	579,214
China Mobile, Ltd. Sponsored ADR	20,427	925,139
China Shenhua Energy Co., Ltd., Class H	465,500	972,694
China State Construction International Holdings, Ltd.	1,178,249	1,213,392

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)

CNOOC, Ltd.	626,800	$1,078,370
Consun Pharmaceutical Group, Ltd.	549,000	376,728
Focused Photonics Hangzhou, Inc., Class A	244,400	851,285
Huami Corp. ADR (*)	15,945	159,450
JNBY Design, Ltd.	314,000	575,963
NetEase, Inc. ADR	13,684	3,499,957
Ping An Insurance (Group) Co. of China, Ltd., Class H	169,500	2,040,058
Precision Tsugami China Corp., Ltd.	220,000	235,411
Sinotrans, Ltd., Class H	923,000	336,223
Tencent Holdings, Ltd.	34,600	1,565,322
Tianyun International Holdings, Ltd.	1,582,000	232,313
West China Cement, Ltd.	2,984,000	458,679
Wuliangye Yibin Co., Ltd. Class A	42,800	736,068
Yestar Healthcare Holdings Co., Ltd. (*)	675,000	120,988
Zhuzhou CRRC Times Electric Co., Ltd., Class H	92,900	489,687
ZTO Express Cayman, Inc. ADR	45,726	874,281
		25,335,943
Colombia | 1.7%
Bancolombia SA Sponsored ADR	33,592	1,714,536

Egypt | 1.2%
Commercial International Bank Egypt SAE GDR	201,374	855,917
Credit Agricole Egypt SAE	69,032	194,393
Dice Sport & Casual Wear (*)	761,243	83,443
		1,133,753
Estonia | 0.1%
Tallinna Sadam AS	35,959	79,744

Georgia | 0.6%
Bank of Georgia Group PLC	19,609	373,311
TBC Bank Group PLC	9,763	196,596
		569,907
Greece | 1.1%
JUMBO SA	25,146	486,183
OPAP SA	50,460	565,221
		1,051,404

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)

Hong Kong | 1.6%
China Water Affairs Group, Ltd.	396,000	$390,001
Kingboard Laminates Holdings, Ltd.	314,000	288,457
NewOcean Energy Holdings, Ltd. (*)	496,000	112,349
Techtronic Industries Co., Ltd.	93,282	715,356
TK Group Holdings, Ltd.	230,000	113,699
		1,619,862
Hungary | 1.0%
OTP Bank Nyrt.	24,861	989,060

India | 11.2%
Axis Bank, Ltd. (*)	191,918	2,253,576
Bajaj Auto, Ltd.	21,669	887,880
Escorts, Ltd.	36,718	285,356
Graphite India, Ltd.	32,293	156,922
HCL Technologies, Ltd.	33,517	517,022
ICICI Bank, Ltd. Sponsored ADR	158,300	1,992,997
Infosys, Ltd. Sponsored ADR	53,600	573,520
Jubilant Life Sciences, Ltd.	37,656	279,460
Kiri Industries, Ltd. (*)	29,310	217,062
Mahanagar Gas, Ltd.	28,645	353,144
Petronet LNG, Ltd.	76,241	271,038
Reliance Industries, Ltd.	75,870	1,377,316
Tata Consultancy Services, Ltd.	40,515	1,307,480
The South Indian Bank, Ltd.	379,265	71,449
Uflex, Ltd.	47,212	165,723
UPL, Ltd.	28,092	381,601
		11,091,546
Indonesia | 4.6%
PT Bank Mandiri (Persero) Tbk	2,430,800	1,382,417
PT Bank Pembangunan Daerah Jawa Timur Tbk	2,167,300	97,416
PT Bank Rakyat Indonesia (Persero) Tbk	5,716,890	1,764,885
PT Bekasi Fajar Industrial Estate Tbk	9,411,600	203,710
PT Erajaya Swasembada Tbk	968,200	131,488
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	33,530	980,417
		4,560,333

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)

Kenya | 0.2%
KCB Group, Ltd.	442,400	$164,974

Kuwait | 0.2%
Human Soft Holding Co. KSC	22,392	233,211

Mexico | 3.0%
America Movil SAB de CV, Class L Sponsored ADR	38,643	562,642
Credito Real SAB de CV	101,900	124,974
Grupo Cementos de Chihuahua SAB de CV	73,100	402,981
Grupo Financiero Banorte SAB de CV, Class O	110,690	642,211
Grupo Mexico SAB de CV, Series B	184,901	491,014
Kimberly-Clark de Mexico SAB de CV, Series A	401,800	747,131
		2,970,953
Oman | 0.2%
Ooredoo	160,160	192,178

Pakistan | 0.1%
Bank Alfalah, Ltd.	433,000	118,154

Philippines | 1.3%
Bloomberry Resorts Corp.	1,938,200	427,678
International Container Terminal Services, Inc.	125,150	357,397
PLDT, Inc. Sponsored ADR	19,082	473,615
		1,258,690
Russia | 7.0%
Gazprom PJSC Sponsored ADR	116,048	850,230
LUKOIL PJSC Sponsored ADR	12,273	1,031,177
Mobile TeleSystems PJSC Sponsored ADR	104,200	970,102
Sberbank of Russia PJSC	278,352	1,049,384
Sberbank of Russia PJSC Sponsored ADR	106,047	1,620,398
Yandex NV Class A (*)	36,900	1,402,200
		6,923,491

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)

Singapore | 0.4%
BOC Aviation, Ltd.	49,200	$412,772

South Africa | 1.1%
Standard Bank Group, Ltd.	76,411	1,067,223

South Korea | 11.1%
ELP Corp.	8,031	90,927
Eugene Technology Co., Ltd.	31,361	311,165
Hanwha Life Insurance Co., Ltd.	33,914	96,153
HS Industries Co., Ltd.	56,560	457,545
Hyundai Mobis Co., Ltd.	5,199	1,061,944
Innocean Worldwide, Inc.	6,656	410,924
KT&G Corp.	6,701	571,901
NCSoft Corp.	2,394	988,869
Nice Information & Telecommunication, Inc.	10,103	193,407
Samjin Pharmaceutical Co., Ltd.	4,746	123,462
Samsung Electronics Co., Ltd.	91,055	3,712,492
Shinhan Financial Group Co., Ltd.	28,744	1,117,870
SK Hynix, Inc.	30,830	1,857,173
		10,993,832
Taiwan | 7.0%
Bizlink Holding, Inc.	47,000	326,428
Chailease Holding Co., Ltd.	102,300	423,890
Hon Hai Precision Industry Co., Ltd.	250,136	624,193
Largan Precision Co., Ltd.	6,614	822,486
MediaTek, Inc.	84,000	851,745
Powertech Technology, Inc.	116,000	284,257
Primax Electronics, Ltd.	98,000	171,167
Silicon Motion Technology Corp. ADR	18,024	799,905
TaiDoc Technology Corp.	87,000	400,980
Taiwan Semiconductor Manufacturing Co., Ltd.	212,720	1,622,741
Tripod Technology Corp.	129,000	457,887
TSC Auto ID Technology Co., Ltd.	13,000	117,075
		6,902,754

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (concluded)

Thailand | 0.4%
Tisco Financial Group Public Co. Ltd. (‡)	139,000	$423,787

Turkey | 0.9%
KOC Holding AS ADR	58,267	878,084

Ukraine | 0.2%
Kernel Holding SA	15,235	197,081

United Arab Emirates | 1.4%
NMC Health PLC	46,774	1,427,534

Total Common Stocks
(Cost $89,160,578)		90,482,205

Preferred Stocks | 1.4%

Brazil | 1.4%
Banco Bradesco SA ADR (Cost $1,346,856)	147,708	1,450,493

Short-Term Investments | 6.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $5,900,475)	5,900,475	5,900,475

Total Investments | 99.0% (Cost $96,407,909)		$97,833,173

Cash and Other Assets in Excess of Liabilities | 1.0%		939,451

Net Assets | 100.0%		$98,772,624

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   55

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 96.1%

Argentina | 1.9%
YPF SA Sponsored ADR	8,642,994	$157,388,921

Brazil | 8.8%
Ambev SA ADR	20,083,640	93,790,599
Banco do Brasil SA	22,868,934	321,241,240
BB Seguridade Participacoes SA	16,704,000	140,854,834
CCR SA	34,557,445	122,932,512
Cielo SA	33,506,119	58,636,471
		737,455,656
China | 19.1%
AAC Technologies Holdings, Inc.	12,405,159	70,633,273
Anhui Conch Cement Co., Ltd., Class H	20,866,451	130,888,900
Baidu, Inc. Sponsored ADR (*)	554,439	65,068,961
China Construction Bank Corp., Class H	470,700,220	404,495,126
China Merchants Bank Co., Ltd., Class H	16,301,000	81,394,491
China Mobile, Ltd. Sponsored ADR	2,950,000	133,605,500
China Shenhua Energy Co., Ltd., Class H	29,288,610	61,200,530
CNOOC, Ltd.	51,499,000	88,600,833
ENN Energy Holdings, Ltd.	8,017,200	78,075,748
Hengan International Group Co., Ltd.	11,307,500	83,026,957
NetEase, Inc. ADR	929,664	237,780,161
Weichai Power Co., Ltd., Class H	94,799,288	160,452,464
		1,595,222,944
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	22,198,658	94,352,865

Hong Kong | 1.0%
ASM Pacific Technology, Ltd.	8,181,700	83,882,613

Hungary | 1.7%
OTP Bank Nyrt.	3,443,183	136,982,231

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (continued)

India | 10.7%
Axis Bank, Ltd. (*)	10,039,422	$117,886,823
Bajaj Auto, Ltd.	1,740,863	71,331,279
Bharat Petroleum Corp., Ltd.	11,113,459	63,068,622
Coal India, Ltd.	18,516,769	68,164,003
HCL Technologies, Ltd.	6,645,102	102,505,089
Hero MotoCorp, Ltd.	2,609,820	97,602,410
Infosys, Ltd. Sponsored ADR	8,075,252	86,405,196
Oil and Natural Gas Corp., Ltd.	34,867,788	84,735,380
Tata Consultancy Services, Ltd.	5,031,654	162,379,020
UPL, Ltd.	3,023,025	41,064,681
		895,142,503
Indonesia | 5.6%
PT Astra International Tbk	204,274,200	107,756,057
PT Bank Mandiri (Persero) Tbk	305,812,742	173,918,307
PT Semen Indonesia (Persero) Tbk	58,031,300	47,596,266
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	4,794,610	140,194,396
		469,465,026
Luxembourg | 0.8%
Ternium SA Sponsored ADR	2,792,867	62,644,007

Malaysia | 0.6%
British American Tobacco Malaysia Berhad	7,433,600	51,814,813

Mexico | 3.3%
America Movil SAB de CV, Class L Sponsored ADR	10,030,771	146,048,026
Grupo Mexico SAB de CV, Series B	22,239,947	59,059,334
Kimberly-Clark de Mexico SAB de CV, Series A	38,523,995	71,633,807
		276,741,167
Pakistan | 0.8%
Habib Bank, Ltd.	20,889,280	14,809,799
Oil & Gas Development Co., Ltd.	6,864,417	5,650,053
Pakistan Petroleum, Ltd.	51,465,552	46,555,512
		67,015,364

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   57

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (continued)

Philippines | 0.8%
PLDT, Inc. Sponsored ADR	2,727,481	$67,696,078

Russia | 9.7%
ALROSA PAO (*)	74,529,068	101,522,975
Gazprom PJSC Sponsored ADR	18,607,913	136,331,507
LUKOIL PJSC Sponsored ADR	1,510,078	127,487,668
Magnit PJSC Sponsored GDR	4,276,740	62,329,431
Mobile TeleSystems PJSC Sponsored ADR	13,419,643	124,936,876
Sberbank of Russia PJSC	68,155,115	256,944,102
		809,552,559
South Africa | 7.3%
Imperial Logistics, Ltd.	2,010,083	7,342,755
Life Healthcare Group Holdings, Ltd.	31,307,531	49,914,378
Motus Holdings, Ltd.	5,811,313	30,192,867
Nedbank Group, Ltd.	4,103,080	73,861,391
PPC, Ltd. (*)	42,770,239	14,029,003
Sanlam, Ltd.	13,570,458	75,403,144
Shoprite Holdings, Ltd.	8,493,059	95,087,225
Standard Bank Group, Ltd.	6,097,180	85,158,577
The Bidvest Group, Ltd.	5,189,072	69,773,453
Vodacom Group, Ltd.	9,400,110	79,880,353
Woolworths Holdings, Ltd.	8,556,220	29,712,897
		610,356,043
South Korea | 14.2%
Hanwha Life Insurance Co., Ltd.	7,283,970	20,651,595
Hyundai Mobis Co., Ltd.	580,941	118,662,636
KB Financial Group, Inc.	3,215,107	127,394,077
KT&G Corp.	898,130	76,651,466
Samsung Electronics Co., Ltd.	9,183,122	374,414,029
Shinhan Financial Group Co., Ltd.	3,918,107	152,377,371
SK Hynix, Inc.	3,765,959	226,858,101
Woongjin Coway Co., Ltd.	1,275,820	85,543,121
		1,182,552,396

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (concluded)

Taiwan | 4.7%
Catcher Technology Co., Ltd.	11,425,000	$81,973,341
Hon Hai Precision Industry Co., Ltd.	39,045,425	97,434,545
Taiwan Semiconductor Manufacturing Co., Ltd.	27,446,284	209,374,853
		388,782,739
Thailand | 1.8%
Kasikornbank Public Co. Ltd.	13,244,054	81,837,393
The Siam Cement Public Co. Ltd. (‡)	4,638,600	71,392,164
		153,229,557
Turkey | 2.2%
KOC Holding AS	26,487,848	80,255,183
Tupras Turkiye Petrol Rafinerileri AS	5,142,041	102,137,563
		182,392,746
Total Common Stocks (Cost $7,576,637,449)		8,022,670,228

Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $308,295,968)	308,295,968	308,295,968

Total Investments | 99.8% (Cost $7,884,933,417)		$8,330,966,196

Cash and Other Assets in Excess of Liabilities | 0.2%		18,648,570

Net Assets | 100.0%		$8,349,614,766

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   59

		Fair
Description	Shares	Value

Lazard Equity Franchise Portfolio

Common Stocks | 97.0%

Belgium | 4.7%
Anheuser-Busch InBev SA/NV	19,499	$1,726,929

France | 5.4%
Bureau Veritas SA	30,917	763,669
EssilorLuxottica SA	9,428	1,232,412
		1,996,081
Germany | 3.0%
Fresenius Medical Care AG & Co. KGaA	14,144	1,109,581

Italy | 5.5%
Atlantia SpA	43,442	1,130,236
Terna SpA	143,034	911,314
		2,041,550
Luxembourg | 5.7%
SES SA	134,372	2,104,093

Spain | 2.0%
Industria de Diseno Textil SA	25,145	755,486

United Kingdom | 6.8%
National Grid PLC	122,236	1,299,022
United Utilities Group PLC	124,703	1,240,752
		2,539,774
United States | 63.9%
Alphabet, Inc., Class C (*)	338	365,347
Cognizant Technology Solutions Corp., Class A	11,576	733,803
CVS Health Corp.	31,405	1,711,258
H&R Block, Inc.	60,003	1,758,088
Intel Corp.	16,128	772,047
International Game Technology PLC	165,371	2,144,862
IPG Photonics Corp. (*)	10,979	1,693,511
McKesson Corp.	16,487	2,215,688

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Equity Franchise Portfolio (concluded)

MEDNAX, Inc. N Ap (*)	74,082	$1,869,089
Medtronic PLC	12,857	1,252,143
Nielsen Holdings PLC	93,758	2,118,931
Omnicom Group, Inc.	21,037	1,723,982
Oracle Corp.	27,243	1,552,034
Stericycle, Inc. (*)	44,957	2,146,697
Tapestry, Inc.	52,184	1,655,798
		23,713,278

Total Common Stocks (Cost $36,857,841)		35,986,772

Short-Term Investments | 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $1,000,857)	1,000,857	1,000,857

Total Investments | 99.7% (Cost $37,858,698)		$36,987,629

Cash and Other Assets in Excess of Liabilities | 0.3%		95,135

Net Assets | 100.0%		$37,082,764

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   61

		Fair
Description	Shares	Value

Lazard Global Equity Select Portfolio

Common Stocks | 95.4%

Belgium | 1.5%
Anheuser-Busch InBev SA/NV	12,016	$1,064,197

Canada | 5.6%
CAE, Inc.	32,524	874,476
Canadian National Railway Co.	13,297	1,230,649
Dollarama, Inc.	25,000	879,501
National Bank of Canada	21,154	1,004,918
		3,989,544
China | 1.9%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	3,065	519,364
Tencent Holdings, Ltd.	18,523	837,990
		1,357,354
Finland | 1.7%
Nordea Bank Abp	76,192	553,585
Sampo Oyj, A Shares	14,472	682,974
		1,236,559
France | 1.1%
Ubisoft Entertainment SA (*)	10,107	792,390

Germany | 1.1%
Symrise AG	8,245	793,377

Hong Kong | 3.2%
AIA Group, Ltd.	119,583	1,292,769
Hang Seng Bank, Ltd.	40,621	1,009,198
		2,301,967
India | 0.5%
Indiabulls Housing Finance, Ltd. GDR	43,471	382,706

Israel | 1.2%
Bank Leumi Le-Israel BM	121,918	880,962

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Equity Select Portfolio (continued)

Japan | 5.2%
Daiwa House Industry Co., Ltd.	24,073	$703,033
Kansai Paint Co., Ltd.	27,067	569,135
Kao Corp.	10,553	805,090
TechnoPro Holdings, Inc.	14,724	784,700
Yamaha Corp.	17,764	845,806
		3,707,764
Netherlands | 2.6%
Wolters Kluwer NV	26,031	1,895,123

Singapore | 1.4%
Oversea-Chinese Banking Corp., Ltd.	121,624	1,028,323

South Africa | 1.5%
Distell Group Holdings, Ltd.	68,207	628,324
Sanlam, Ltd.	80,008	444,558
		1,072,882
South Korea | 0.4%
Fila Korea, Ltd.	3,900	259,475

Sweden | 3.1%
Assa Abloy AB, Class B	26,173	592,519
Epiroc AB, Class A	79,330	826,012
Hexagon AB, B Shares	13,902	771,979
		2,190,510
Switzerland | 3.2%
Alcon, Inc. (*)	8,295	513,031
Novartis AG	11,131	1,018,119
Partners Group Holding AG	951	747,264
		2,278,414
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	17,616	690,019

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   63

		Fair
Description	Shares	Value

Lazard Global Equity Select Portfolio (continued)

United Kingdom | 12.3%
Bunzl PLC	18,301	$483,546
Coca-Cola European Partners PLC	19,374	1,094,631
Compass Group PLC	36,972	886,042
Diageo PLC	38,225	1,646,131
Prudential PLC	33,650	732,920
RELX PLC	56,459	1,366,288
RSA Insurance Group PLC	80,889	593,940
The Weir Group PLC	21,962	431,413
Unilever PLC	24,837	1,542,325
		8,777,236
United States | 46.9%
Accenture PLC, Class A	7,541	1,393,351
Alphabet, Inc., Class A (*)	1,723	1,865,664
Aon PLC	9,214	1,778,118
Boston Scientific Corp. (*)	26,013	1,118,039
Cisco Systems, Inc.	18,462	1,010,425
Comerica, Inc.	8,410	610,902
CoreLogic, Inc. (*)	13,904	581,604
Dollar General Corp.	5,732	774,737
Eaton Corp. PLC	7,149	595,369
eBay, Inc.	15,992	631,684
Honeywell International, Inc.	8,175	1,427,273
Intercontinental Exchange, Inc.	15,662	1,345,992
IQVIA Holdings, Inc. (*)	11,798	1,898,298
Johnson & Johnson	12,562	1,749,635
Lowe’s Cos., Inc.	3,623	365,597
McDonald’s Corp.	5,847	1,214,188
Microsoft Corp.	16,083	2,154,479
Motorola Solutions, Inc.	8,074	1,346,178
Rockwell Automation, Inc.	6,828	1,118,631
S&P Global, Inc.	5,302	1,207,743
Schlumberger, Ltd.	13,716	545,074
Texas Instruments, Inc.	6,036	692,691
The Coca-Cola Co.	33,877	1,725,017
The Procter & Gamble Co.	9,830	1,077,860

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Equity Select Portfolio (concluded)

Thermo Fisher Scientific, Inc.	6,936	$2,036,965
Visa, Inc., Class A	9,255	1,606,205
Zoetis, Inc.	15,145	1,718,806
		33,590,525

Total Common Stocks (Cost $56,280,509)		68,289,327

Short-Term Investments | 5.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $3,690,630)	3,690,630	3,690,630

Total Investments | 100.6% (Cost $59,971,139)		$71,979,957

Liabilities in Excess of Cash and Other Assets | (0.6)%		(443,935)

Net Assets | 100.0%		$71,536,022

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   65

		Fair
Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 92.2%

Australia | 8.9%
Atlas Arteria, Ltd.	19,212,721	$105,946,893
AusNet Services	48,261,025	63,590,846
Spark Infrastructure Group	67,540,677	115,265,060
Transurban Group	30,018,397	311,014,913
		595,817,712
Canada | 0.9%
ATCO, Ltd., Class I	1,898,489	63,990,916

France | 7.4%
Eutelsat Communications SA	9,859,598	184,413,386
Vinci SA	3,057,863	313,515,573
		497,928,959
Germany | 3.1%
Fraport AG	2,406,331	206,859,697

Hong Kong | 3.6%
Power Assets Holdings, Ltd.	34,064,965	244,921,164

Italy | 23.2%
ASTM SpA	1,334,225	43,086,988
Atlantia SpA	20,791,848	540,944,079
Hera SpA	34,341,995	131,435,812
Italgas SpA	29,570,129	198,527,995
Snam SpA	59,354,777	295,298,300
Societa Iniziative Autostradali e Servizi SpA	2,291,709	42,502,273
Terna SpA	48,633,301	309,857,994
		1,561,653,441
Luxembourg | 3.7%
SES SA	15,820,925	247,735,433

Portugal | 0.8%
REN - Redes Energeticas Nacionais SGPS SA	20,668,951	56,661,970

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio (continued)

United Kingdom | 19.4%
National Grid PLC	51,440,282	$546,664,337
Pennon Group PLC	17,857,009	168,460,394
Severn Trent PLC	11,264,200	293,112,699
United Utilities Group PLC	29,685,560	295,361,017
		1,303,598,447
United States | 21.2%
American Electric Power Co., Inc.	1,529,107	134,576,707
Consolidated Edison, Inc.	1,510,761	132,463,525
CSX Corp.	1,797,811	139,096,637
Kansas City Southern	2,522,203	307,254,769
Norfolk Southern Corp.	2,549,508	508,193,430
Union Pacific Corp.	1,226,036	207,334,948
		1,428,920,016
Total Common Stocks (Cost $5,812,578,559)		6,208,087,755

Short-Term Investments | 7.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $522,234,791)	522,234,791	522,234,791

Total Investments | 100.0%
(Cost $6,334,813,350) (»)		$6,730,322,546

Cash and Other Assets in Excess of Liabilities | 0.0%		424,853

Net Assets | 100.0%		$6,730,747,399

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   67

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at June 30, 2019:

Currency		Currency			Settlement	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Depreciation

USD	118,245,719	AUD	170,632,682	BNP	09/26/19	$1,851,081
USD	71,446,191	AUD	103,062,752	CIT	09/26/19	1,092,706
USD	97,468,296	AUD	140,610,369	HSB	09/26/19	1,497,829
USD	102,728,335	AUD	148,172,136	RBC	09/26/19	1,560,006
USD	103,489,308	AUD	149,333,066	SCB	09/26/19	1,616,133
USD	84,655,823	AUD	122,165,527	SSB	09/26/19	1,328,225
USD	22,236,415	CAD	29,336,480	BNP	09/26/19	199,912
USD	19,476,152	CAD	25,694,498	HSB	09/26/19	174,813
USD	24,911,488	CAD	32,863,608	SCB	09/26/19	222,361
USD	329,814,794	EUR	288,218,521	BNP	09/26/19	121,060
USD	343,146,441	EUR	299,974,160	CAN	09/26/19	246,588
USD	342,768,595	EUR	299,603,256	CIT	09/26/19	199,844
USD	410,994,353	EUR	359,204,280	HSB	09/26/19	201,883
USD	416,395,541	EUR	363,977,344	MEL	09/26/19	264,622
USD	385,797,288	EUR	337,195,600	RBC	09/26/19	204,688
USD	380,141,689	EUR	332,259,738	SSB	09/26/19	209,998
USD	210,478,914	GBP	165,130,587	BNP	09/26/19	22,453
USD	170,585,381	GBP	133,833,393	CAN	09/26/19	19,670
USD	215,518,378	GBP	169,123,160	CIT	09/26/19	72,549
USD	237,408,916	GBP	186,271,737	HSB	09/26/19	42,279
USD	212,974,096	GBP	167,077,164	RBC	09/26/19	8,683
USD	263,653,861	GBP	206,908,079	SSB	09/26/19	103,655
USD	28,621,765	HKD	223,521,244	BNP	09/26/19	2,615
USD	109,453,750	HKD	854,877,566	HSB	09/26/19	22,824
USD	102,003,417	HKD	796,737,469	SSB	09/26/19	27,671
Total gross unrealized depreciation on Forward Currency Contracts						$11,314,148

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio

Common Stocks | 95.7%

Belgium | 1.5%
Anheuser-Busch InBev SA/NV	510	$45,168

Canada | 4.6%
CAE, Inc.	2,240	60,227
Suncor Energy, Inc.	1,363	42,518
Toromont Industries, Ltd.	827	39,198
		141,943
China | 2.6%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	241	40,837
Tencent Holdings, Ltd.	900	40,717
		81,554
Denmark | 1.2%
Genmab A/S (*)	207	38,112

Finland | 1.5%
Sampo Oyj, A Shares	993	46,862

France | 4.3%
Safran SA	336	49,235
Ubisoft Entertainment SA (*)	163	12,779
Vivendi SA	2,541	70,034
		132,048
Germany | 1.7%
Beiersdorf AG	429	51,494

Hong Kong | 1.8%
AIA Group, Ltd.	5,000	54,053

India | 1.5%
ICICI Bank, Ltd. Sponsored ADR	3,783	47,628

Ireland | 0.6%
Ryanair Holdings PLC Sponsored ADR (*)	273	17,510

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   69

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio (continued)

Israel | 1.5%
Bank Leumi Le-Israel BM	6,417	$46,368

Japan | 4.7%
Digital Garage, Inc.	900	28,633
Nexon Co., Ltd. (*)	2,200	31,939
Suzuki Motor Corp.	600	28,241
TechnoPro Holdings, Inc.	500	26,647
Toei Animation Co., Ltd.	600	27,880
		143,340
Netherlands | 1.5%
Koninklijke DSM NV	382	47,232

New Zealand | 1.1%
Mainfreight, Ltd.	1,211	33,153

South Africa | 2.4%
Naspers, Ltd., N Shares	201	48,830
Sanlam, Ltd.	4,412	24,515
		73,345
Switzerland | 5.2%
Alcon, Inc. (*)	392	24,245
Novartis AG	592	54,148
Partners Group Holding AG	66	51,861
The Swatch Group AG	107	30,721
		160,975
United Kingdom | 7.3%
Coca-Cola European Partners PLC	927	51,608
Informa PLC	4,338	46,054
Prudential PLC	1,559	33,956
RELX PLC	2,561	61,975
Rio Tinto PLC	506	31,218
		224,811

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio (continued)

United States | 50.7%
Accenture PLC, Class A	321	$59,311
Alphabet, Inc., Class A (*)	124	134,267
Aon PLC	419	80,859
Bank of America Corp.	1,855	53,795
Baxter International, Inc.	580	47,502
CoreLogic, Inc. (*)	1,076	45,009
Danaher Corp.	400	57,168
Deere & Co.	184	30,491
Dollar General Corp.	324	43,792
Elanco Animal Health, Inc.	1,390	46,982
Electronic Arts, Inc. (*)	250	25,315
EOG Resources, Inc.	265	24,687
Halliburton Co.	1,167	26,538
Henry Schein, Inc. (*)	446	31,175
Intercontinental Exchange, Inc.	1,141	98,057
IPG Photonics Corp. (*)	159	24,526
IQVIA Holdings, Inc. (*)	585	94,126
Medtronic PLC	584	56,876
Microsoft Corp.	808	108,240
Palo Alto Networks, Inc. (*)	176	35,862
Raytheon Co.	295	51,295
S&P Global, Inc.	317	72,209
The Coca-Cola Co.	1,540	78,417
Union Pacific Corp.	178	30,101
Visa, Inc., Class A	604	104,824
Worldpay, Inc., Class A (*)	292	35,785
Zoetis, Inc.	551	62,533
		1,559,742
Total Common Stocks (Cost $2,472,840)		2,945,338

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   71

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio (concluded)

Short-Term Investments | 4.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $136,026)	136,026	$136,026

Total Investments | 100.1%
(Cost $2,608,866)		$3,081,364

Liabilities in Excess of Cash and Other Assets | (0.1)%		(4,119)

Net Assets | 100.0%		$3,077,245

The accompanying notes are an integral part of these financial statements.

72   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Quality Growth Portfolio

Common Stocks | 96.6%

Australia | 2.1%
Ramsay Health Care, Ltd.	1,513	$76,871

Canada | 13.8%
CAE, Inc.	3,572	96,041
Canadian National Railway Co.	1,192	110,321
Dollarama, Inc.	3,522	123,904
National Bank of Canada	1,524	72,397
Toromont Industries, Ltd.	2,060	97,640
		500,303
China | 5.0%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	409	69,305
Tencent Holdings, Ltd.	2,500	113,101
		182,406
Denmark | 4.3%
Coloplast A/S, Class B	733	83,018
Genmab A/S (*)	385	70,884
		153,902
France | 3.9%
Legrand SA	1,052	77,087
Ubisoft Entertainment SA (*)	816	63,974
		141,061
Germany | 5.1%
SAP SE	783	107,632
Symrise AG	789	75,922
		183,554
India | 4.4%
HDFC Bank, Ltd. ADR	1,230	159,949

Israel | 2.0%
Check Point Software Technologies, Ltd. (*)	638	73,759

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   73

		Fair
Description	Shares	Value

Lazard International Quality Growth Portfolio (continued)

Japan | 7.9%
Pigeon Corp.	1,600	$64,542
Shimano, Inc.	300	44,576
SMS Co., Ltd.	4,200	99,222
Toei Animation Co., Ltd.	1,700	78,992
		287,332
Netherlands | 4.0%
ASML Holding NV	350	73,173
Wolters Kluwer NV	1,008	73,385
		146,558
Norway | 2.0%
Gjensidige Forsikring ASA	3,513	70,743

Philippines | 0.9%
Universal Robina Corp.	10,390	33,706

South Africa | 4.5%
Clicks Group, Ltd.	6,011	87,629
Mr Price Group, Ltd.	2,133	30,063
Sanlam, Ltd.	7,839	43,557
		161,249
Spain | 1.5%
Industria de Diseno Textil SA	1,848	55,524

Sweden | 6.1%
Assa Abloy AB, Class B	4,712	106,673
Avanza Bank Holding AB	5,580	42,620
Hexagon AB, B Shares	1,288	71,522
		220,815
Switzerland | 8.2%
Alcon, Inc. (*)	1,242	76,816
Cie Financiere Richemont SA	537	45,577
Geberit AG	148	69,141
Partners Group Holding AG	134	105,293
		296,827

The accompanying notes are an integral part of these financial statements.

74   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Quality Growth Portfolio (concluded)

Taiwan | 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	2,269	$88,877

United Kingdom | 13.0%
Bunzl PLC	2,394	63,254
Compass Group PLC	3,323	79,636
Dechra Pharmaceuticals PLC	1,199	41,815
Intertek Group PLC	1,084	75,942
London Stock Exchange Group PLC	1,057	73,645
Prudential PLC	2,126	46,306
RELX PLC	3,796	91,862
		472,460
United States | 5.4%
Aon PLC	639	123,314
QIAGEN NV (*)	1,746	70,930
		194,244
Total Common Stocks
(Cost $2,922,661)		3,500,140

Short-Term Investments | 3.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $136,134)	136,134	136,134

Total Investments | 100.4%
(Cost $3,058,795)		$3,636,274

Liabilities in Excess of Cash and Other Assets | (0.4)%		(13,951)

Net Assets | 100.0%		$3,622,323

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   75

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio

Common Stocks | 97.7%

Australia | 6.8%
AGL Energy, Ltd.	528	$7,422
Appen, Ltd.	368	7,263
Aristocrat Leisure, Ltd.	219	4,735
BHP Group, Ltd.	370	10,718
BlueScope Steel, Ltd.	824	6,995
Brambles, Ltd.	281	2,546
Bravura Solutions, Ltd.	739	2,524
CIMIC Group, Ltd.	459	14,455
Cochlear, Ltd.	59	8,582
CSL, Ltd.	151	22,844
Fortescue Metals Group, Ltd.	1,438	9,153
Iluka Resources, Ltd.	729	5,525
Inghams Group, Ltd.	1,497	4,230
Jumbo Interactive, Ltd.	192	2,726
Qantas Airways, Ltd.	4,079	15,480
QBE Insurance Group, Ltd.	706	5,875
Regis Resources, Ltd.	750	2,789
Sandfire Resources NL	446	2,102
Santos, Ltd.	1,590	7,924
Saracen Mineral Holdings, Ltd. (*)	5,457	14,125
Woolworths Group, Ltd.	165	3,856
		161,869
Austria | 0.1%
Raiffeisen Bank International AG	96	2,252

Belgium | 0.2%
UCB SA	67	5,556

China | 1.4%
China Sunsine Chemical Holdings, Ltd.	3,700	3,119
Yangzijiang Shipbuilding Holdings, Ltd.	27,400	31,066
		34,185

The accompanying notes are an integral part of these financial statements.

76   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (continued)

Denmark | 2.3%
Coloplast A/S, Class B	63	$7,135
H. Lundbeck A/S	58	2,294
Novo Nordisk A/S, Class B	633	32,289
SimCorp A/S	139	13,443
		55,161
Finland | 0.1%
Fortum Oyj	74	1,635

France | 10.7%
Air France-KLM (*)	243	2,336
AXA SA	292	7,671
BNP Paribas SA	203	9,658
Christian Dior SE	24	12,582
Electricite de France SA	1,828	23,055
Engie SA	288	4,374
Faurecia SA	261	12,115
Hermes International	26	18,752
Ipsen SA	128	17,467
Kering SA	29	17,155
L’Oreal SA	85	24,212
Orange SA	349	5,502
Peugeot SA	1,402	34,553
Schneider Electric SE	56	5,080
Total SA	1,112	62,218
		256,730
Germany | 9.1%
Adidas AG	57	17,597
Allianz SE	247	59,531
Continental AG	77	11,226
Covestro AG	316	16,063
CTS Eventim AG & Co. KGaA	117	5,445
Deutsche Lufthansa AG	525	8,996
Deutsche Telekom AG	450	7,788
Infineon Technologies AG	991	17,513
MTU Aero Engines AG	146	34,833

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   77

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (continued)

Rheinmetall AG	90	$11,017
SAP SE	177	24,331
Schaeffler AG (Preference Shares)	409	3,043
		217,383
Hong Kong | 4.0%
CK Asset Holdings, Ltd.	2,000	15,613
CK Hutchison Holdings, Ltd.	1,000	9,839
Jardine Matheson Holdings, Ltd.	1	63
Kerry Properties, Ltd.	1,500	6,303
Link Real Estate Investment Trust	500	6,150
Sands China, Ltd.	4,400	21,092
Swire Pacific, Ltd., Class A	2,000	24,608
WH Group, Ltd.	12,000	12,216
		95,884
Ireland | 0.2%
Experian PLC	154	4,675

Israel | 0.3%
CyberArk Software, Ltd. (*)	17	2,173
Israel Discount Bank, Ltd., Class A	1,047	4,281
		6,454
Italy | 3.2%
Enel SpA	7,941	55,486
Poste Italiane SpA	519	5,467
UniCredit SpA	1,261	15,523
		76,476
Japan | 22.8%
Advantest Corp.	300	8,300
AGC, Inc.	300	10,396
Canon, Inc.	100	2,929
Daicel Corp.	1,400	12,476
Daiwa House Industry Co., Ltd.	1,500	43,806
Dip Corp.	100	1,678
DMG Mori Co., Ltd.	300	4,827
East Japan Railway Co. ADR	2,054	31,899
FUJIFILM Holdings Corp.	200	10,161

The accompanying notes are an integral part of these financial statements.

78   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (continued)

Fukuoka Financial Group, Inc.	500	$9,190
FULLCAST Holdings Co., Ltd.	100	2,134
Hitachi Capital Corp. (*)	100	2,232
Hitachi, Ltd.	400	14,701
Honda Motor Co., Ltd.	400	10,361
Hoya Corp.	100	7,681
IHI Corp.	100	2,418
Japan Post Holdings Co., Ltd.	3,200	36,256
Japan Tobacco, Inc.	700	15,469
JFE Holdings, Inc.	500	7,361
Maeda Corp.	200	1,603
Mitsubishi Heavy Industries, Ltd.	600	26,155
Mitsubishi UFJ Financial Group, Inc.	3,700	17,688
Nikkiso Co., Ltd.	200	2,671
Nitto Denko Corp.	100	4,925
NTT DOCOMO, Inc.	2,100	49,011
ORIX Corp.	1,900	28,402
Raysum Co., Ltd.	200	1,852
Seven & I Holdings Co., Ltd.	500	16,948
Shin-Etsu Chemical Co., Ltd.	100	9,337
Shionogi & Co., Ltd.	100	5,774
Showa Denko KK	200	5,931
SoftBank Group Corp.	200	9,638
Sompo Holdings, Inc.	500	19,351
Sony Corp.	100	5,225
Sumitomo Heavy Industries, Ltd.	400	13,799
Sumitomo Mitsui Construction Co., Ltd.	900	4,995
Sumitomo Mitsui Trust Holdings, Inc.	400	14,530
Suzuken Co., Ltd.	300	17,633
Taisei Corp.	200	7,279
The Dai-ichi Life Insurance Co., Ltd.	1,100	16,642
Tokyo Electron, Ltd.	100	14,061
Toyo Seikan Group Holdings, Ltd.	300	5,967
UT Group Co., Ltd.	200	4,878
West Japan Railway Co.	100	8,112
		546,682

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   79

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (continued)

Luxembourg | 0.1%
ArcelorMittal	130	$2,328

Macau | 0.1%
Wynn Macau, Ltd.	1,200	2,696

Netherlands | 5.9%
Euronext NV	136	10,292
EXOR NV	71	4,962
ING Groep NV	1,942	22,519
Koninklijke Ahold Delhaize NV	834	18,757
Royal Dutch Shell PLC, A Shares	1,752	57,369
Wolters Kluwer NV	374	27,228
		141,127
Norway | 2.4%
Aker BP ASA	271	7,814
Equinor ASA	1,476	29,242
Salmar ASA	96	4,175
Telenor ASA	708	15,046
		56,277
Singapore | 0.2%
DBS Group Holdings, Ltd.	300	5,759

Spain | 2.9%
Amadeus IT Group SA	332	26,273
Banco Bilbao Vizcaya Argentaria SA	3,069	17,163
Iberdrola SA	920	9,177
Industria de Diseno Textil SA	600	18,027
		70,640
Sweden | 2.0%
Atlas Copco AB, Class A	607	19,404
Evolution Gaming Group AB	241	4,771
Granges AB	171	1,959
Nordic Entertainment Group AB, Class B	113	2,657
SKF AB, Class B	154	2,832
Volvo AB, Class B	1,068	16,949
		48,572

The accompanying notes are an integral part of these financial statements.

80   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (continued)

Switzerland | 9.8%
Alcon, Inc. (*)	70	$4,329
Nestle SA	370	38,306
Novartis AG	857	78,387
Partners Group Holding AG	22	17,287
Roche Holding AG	305	85,817
Sika AG	29	4,950
STMicroelectronics NV	186	3,300
The Swatch Group AG	44	2,382
		234,758
United Kingdom | 13.1%
Anglo American PLC	466	13,329
Associated British Foods PLC	642	20,123
Auto Trader Group PLC	1,394	9,715
Britvic PLC	742	8,379
Burberry Group PLC	250	5,931
Cineworld Group PLC	983	3,172
Compass Group PLC	201	4,817
Dunelm Group PLC	576	6,730
Fiat Chrysler Automobiles NV	470	6,540
Games Workshop Group PLC	82	5,172
Grafton Group PLC	229	2,352
Howden Joinery Group PLC	1,843	11,867
Imperial Brands PLC	1,352	31,745
International Consolidated Airlines Group SA	2,423	14,672
KAZ Minerals PLC	407	3,133
Lloyds Banking Group PLC	34,378	24,757
Prudential PLC	225	4,901
RELX PLC	194	4,715
Rightmove PLC	668	4,539
Rio Tinto PLC	381	23,506
Royal Bank of Scotland Group PLC	9,556	26,679
Tate & Lyle PLC	2,083	19,533
Unilever NV	894	54,457
WH Smith PLC	126	3,153
		313,917

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   81

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (concluded)

Total Common Stocks (Cost $2,327,330)		$2,341,016

Short-Term Investments | 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $61,584)	61,584	61,584

Total Investments | 100.3%
(Cost $2,388,914)		$2,402,600

Liabilities in Excess of Cash and Other Assets | (0.3)%		(6,222)

Net Assets | 100.0%		$2,396,378

The accompanying notes are an integral part of these financial statements.

82   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Concentrated Portfolio

Common Stocks | 91.4%

Australia | 2.6%
Amcor, Ltd.	199,813	$2,271,112

Belgium | 4.2%
Anheuser-Busch InBev SA/NV	41,216	3,650,294

Canada | 10.5%
National Bank of Canada	81,326	3,863,381
Rogers Communications, Inc., Class B	39,945	2,138,250
Suncor Energy, Inc.	103,414	3,225,888
		9,227,519
China | 8.3%
Ping An Insurance (Group) Co. of China, Ltd., Class H	351,000	4,224,544
Tencent Holdings, Ltd.	66,818	3,022,881
		7,247,425
France | 16.0%
Atos SE	33,730	2,820,218
Engie SA	117,331	1,781,770
Safran SA	36,368	5,329,056
Sanofi	46,944	4,061,074
		13,992,118
Germany | 7.3%
SAP SE	30,561	4,200,948
Vonovia SE	46,912	2,240,433
		6,441,381
Japan | 11.4%
Digital Garage, Inc.	53,600	1,705,273
Hitachi, Ltd.	64,800	2,381,529
Keyence Corp.	2,700	1,659,257
Komatsu, Ltd.	95,900	2,323,960
Nexon Co., Ltd. (*)	131,900	1,914,884
		9,984,903

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   83

		Fair
Description	Shares	Value

Lazard International Equity Concentrated Portfolio (continued)

Mexico | 5.3%
Arca Continental SAB de CV	482,800	$2,612,245
Grupo Financiero Banorte SAB de CV, Class O	356,600	2,068,954
		4,681,199
Netherlands | 2.6%
ABN AMRO Group NV	105,120	2,249,320

South Korea | 3.5%
Samsung Electronics Co., Ltd.	76,002	3,098,752

United Kingdom | 10.5%
BP PLC	435,502	3,043,471
Compass Group PLC	126,540	3,032,558
Prudential PLC	142,213	3,097,495
		9,173,524
United States | 9.2%
Aon PLC	17,865	3,447,587
Medtronic PLC	47,007	4,578,012
		8,025,599
Total Common Stocks (Cost $76,699,422)		80,043,146

Preferred Stocks | 3.5%

Germany | 3.5%
Volkswagen AG (Cost $3,184,471)	18,202	3,067,492

The accompanying notes are an integral part of these financial statements.

84   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Concentrated Portfolio (concluded)

Short-Term Investments | 4.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $3,832,671)	3,832,671	$3,832,671

Total Investments | 99.3% (Cost $83,716,564)		$86,943,309

Cash and Other Assets in Excess of Liabilities | 0.7%		601,617

Net Assets | 100.0%		$87,544,926

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   85

		Fair
Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks | 94.5%

Australia | 2.7%
Amcor, Ltd.	3,015,880	$34,279,063
BHP Group PLC	1,647,881	42,057,849
		76,336,912
Belgium | 2.6%
Anheuser-Busch InBev SA/NV	859,666	76,136,306

Canada | 5.3%
Canadian National Railway Co.	350,210	32,412,242
National Bank of Canada	717,700	34,094,244
Rogers Communications, Inc., Class B	571,200	30,576,244
Suncor Energy, Inc.	1,792,310	55,909,177
		152,991,907
China | 1.7%
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,029,500	48,498,012

Denmark | 1.5%
Carlsberg A/S, Class B	336,157	44,574,594

Finland | 2.5%
Nordea Bank Abp	4,232,788	30,754,006
Sampo Oyj, A Shares	854,182	40,311,216
		71,065,222
France | 13.0%
Air Liquide SA	318,656	44,590,238
Atos SE	383,402	32,056,839
Cie Generale des Etablissements Michelin SCA	231,384	29,355,197
Engie SA	2,463,859	37,415,779
Safran SA	453,197	66,407,624
Sanofi	805,896	69,717,175
Vinci SA	402,460	41,263,286
Vivendi SA	1,881,347	51,853,237
		372,659,375

The accompanying notes are an integral part of these financial statements.

86   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Portfolio (continued)

Germany | 5.0%
Fresenius SE & Co. KGaA	376,651	$20,405,650
SAP SE	761,951	104,738,610
Vonovia SE	380,706	18,181,836
		143,326,096
India | 1.1%
ICICI Bank, Ltd. Sponsored ADR	2,561,530	32,249,663

Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	482,339	30,937,223

Israel | 1.2%
Bank Leumi Le-Israel BM	4,665,412	33,711,602

Japan | 12.8%
Daiwa House Industry Co., Ltd.	2,119,878	61,909,354
Hitachi, Ltd.	594,000	21,830,676
Kao Corp.	477,180	36,404,129
Makita Corp.	965,700	32,903,394
Nexon Co., Ltd. (*)	2,690,100	39,054,057
Pan Pacific International Holdings Corp.	414,764	26,362,798
Shin-Etsu Chemical Co., Ltd.	542,800	50,680,448
Sumitomo Mitsui Financial Group, Inc.	1,237,700	43,826,924
Suzuki Motor Corp.	622,000	29,276,956
Yamaha Corp.	542,600	25,835,089
		368,083,825
Netherlands | 7.4%
ABN AMRO Group NV	1,252,786	26,806,666
Koninklijke DSM NV	327,168	40,452,060
Royal Dutch Shell PLC, A Shares	2,932,360	96,019,392
Wolters Kluwer NV	673,988	49,068,038
		212,346,156
Norway | 2.3%
Equinor ASA	1,376,080	27,262,860
Telenor ASA	1,880,403	39,959,877
		67,222,737

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   87

		Fair
Description	Shares	Value

Lazard International Equity Portfolio (continued)

Singapore | 2.7%
DBS Group Holdings, Ltd.	2,763,620	$53,052,118
NetLink NBN Trust	35,721,000	23,496,920
		76,549,038
South Korea | 1.2%
Samsung Electronics Co., Ltd.	860,772	35,095,375

Spain | 1.4%
Red Electrica Corporacion SA	1,974,000	41,097,428

Sweden | 3.5%
Assa Abloy AB, Class B	2,784,403	63,034,832
Epiroc AB, Class A	3,688,520	38,406,196
		101,441,028
Switzerland | 4.8%
ABB, Ltd.	1,191,451	23,925,328
Novartis AG	1,240,285	113,445,157
		137,370,485
United Arab Emirates | 0.5%
Network International Holdings PLC	1,963,940	14,798,852

United Kingdom | 13.5%
Compass Group PLC	1,757,533	42,119,654
Diageo PLC	864,481	37,228,233
Howden Joinery Group PLC	2,039,325	13,131,444
Informa PLC	3,605,570	38,277,900
Prudential PLC	3,107,297	67,679,013
RELX PLC	3,130,074	76,074,004
RSA Insurance Group PLC	3,845,027	28,232,703
The Weir Group PLC	941,617	18,496,762
Unilever PLC	1,084,641	67,353,898
		388,593,611

The accompanying notes are an integral part of these financial statements.

88   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Portfolio (concluded)

United States | 6.7%
Aon PLC	456,575	$88,109,843
Ferguson PLC (*)	398,564	28,409,225
Medtronic PLC	796,910	77,611,065
		194,130,133
Total Common Stocks (Cost $2,418,215,498)		2,719,215,580

Preferred Stocks | 1.7%

Germany | 1.7%
Volkswagen AG (Cost $55,279,849)	298,608	50,322,906

Short-Term Investments | 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $102,933,421)	102,933,421	102,933,421

Total Investments | 99.8% (Cost $2,576,428,768)		$2,872,471,907

Cash and Other Assets in Excess of Liabilities | 0.2%		5,012,278

Net Assets | 100.0%		$2,877,484,185

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   89

		Fair
Description	Shares	Value

Lazard International Equity Select Portfolio

Common Stocks | 92.5%

Australia | 1.3%
BHP Group, Ltd.	41,689	$1,207,675

Belgium | 2.2%
Anheuser-Busch InBev SA/NV	23,238	2,058,073

Brazil | 1.9%
BB Seguridade Participacoes SA	124,900	1,053,207
Cia de Saneamento Basico do Estado de Sao Paulo	60,100	739,834
		1,793,041
Canada | 4.6%
Canadian National Railway Co.	9,800	906,999
National Bank of Canada	15,900	755,327
Rogers Communications, Inc., Class B	15,900	851,125
Suncor Energy, Inc.	57,700	1,799,889
		4,313,340
China | 4.1%
58.com, Inc. ADR (*)	12,825	797,330
Ping An Insurance (Group) Co. of China, Ltd., Class H	195,000	2,346,969
Tencent Holdings, Ltd.	14,800	669,560
		3,813,859
Denmark | 2.1%
Carlsberg A/S, Class B	10,314	1,367,642
Genmab A/S (*)	3,005	553,264
		1,920,906
Finland | 2.9%
Nordea Bank Abp	130,454	947,835
Sampo Oyj, A Shares	36,785	1,735,986
		2,683,821
France | 11.6%
Atos SE	6,100	510,031
Cie Generale des Etablissements Michelin SCA	8,845	1,122,146
Engie SA	97,315	1,477,810
Safran SA	16,978	2,487,811

The accompanying notes are an integral part of these financial statements.

90   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Select Portfolio (continued)

Sanofi	22,146	$1,915,826
Ubisoft Entertainment SA (*)	8,830	692,274
Vinci SA	11,333	1,161,946
Vivendi SA	49,668	1,368,938
		10,736,782
Germany | 3.5%
SAP SE	23,551	3,237,346

India | 2.3%
ICICI Bank, Ltd. Sponsored ADR	169,465	2,133,564

Indonesia | 0.9%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	29,158	852,580

Ireland | 0.9%
Ryanair Holdings PLC Sponsored ADR (*)	13,397	859,284

Japan | 8.0%
Daiwa House Industry Co., Ltd.	44,500	1,299,587
Kao Corp.	12,300	938,369
Komatsu, Ltd.	50,600	1,226,198
Makita Corp.	25,400	865,430
Ryohin Keikaku Co., Ltd.	4,800	868,498
Sumitomo Mitsui Financial Group, Inc.	36,776	1,302,237
Suzuki Motor Corp.	19,600	922,554
		7,422,873
Mexico | 0.9%
Grupo Financiero Banorte SAB de CV, Class O	149,800	869,123

Netherlands | 7.2%
ABN AMRO Group NV	40,133	858,752
Koninklijke DSM NV	7,724	955,019
Royal Dutch Shell PLC, A Shares	89,918	2,928,029
Wolters Kluwer NV	26,449	1,925,554
		6,667,354

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   91

		Fair
Description	Shares	Value

Lazard International Equity Select Portfolio (continued)

Norway | 2.6%
Equinor ASA	50,123	$993,035
Telenor ASA	68,459	1,454,802
		2,447,837
Russia | 1.0%
Yandex NV Class A (*)	24,900	946,200

Singapore | 1.9%
DBS Group Holdings, Ltd.	90,300	1,733,453

South Africa | 3.2%
Mr Price Group, Ltd.	35,938	506,527
Naspers, Ltd., N Shares	5,850	1,421,164
Sanlam, Ltd.	195,145	1,084,307
		3,011,998
South Korea | 1.2%
Samsung Electronics Co., Ltd.	27,026	1,101,904

Spain | 1.1%
Red Electrica Corporacion SA	47,711	993,313

Sweden | 2.4%
Assa Abloy AB, Class B	96,761	2,190,528

Switzerland | 5.9%
ABB, Ltd.	8,487	170,426
Alcon, Inc. (*)	6,096	377,027
Cie Financiere Richemont SA	8,601	730,001
Lonza Group AG	2,786	940,205
Novartis AG	30,587	2,797,701
Sonova Holding AG	2,046	465,725
		5,481,085
Taiwan | 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	146,141	1,114,841

The accompanying notes are an integral part of these financial statements.

92   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Select Portfolio (concluded)

Thailand | 0.7%
Kasikornbank Public Co. Ltd.	107,300	$663,026

United Kingdom | 8.3%
Compass Group PLC	47,875	1,147,335
Prudential PLC	117,649	2,562,474
RELX PLC	80,263	1,950,730
Unilever PLC	33,077	2,054,011
		7,714,550
United States | 8.6%
Accenture PLC, Class A	12,350	2,281,909
Aon PLC	12,660	2,443,127
Ferguson PLC (*)	10,598	755,414
Medtronic PLC	25,225	2,456,663
		7,937,113
Total Common Stocks (Cost $81,278,836)		85,905,469

Preferred Stocks | 1.7%

Germany | 1.7%
Volkswagen AG (Cost $1,671,999)	9,624	1,621,884

Short-Term Investments | 4.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $3,822,174)	3,822,174	3,822,174

Total Investments | 98.3% (Cost $86,773,009)		$91,349,527

Cash and Other Assets in Excess of Liabilities | 1.7%		1,533,395

Net Assets | 100.0%		$92,882,922

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   93

		Fair
Description	Shares	Value

Lazard International Equity Value Portfolio

Common Stocks | 90.8%

Austria | 1.8%
BAWAG Group AG	11,233	$470,817

Canada | 1.3%
Crescent Point Energy Corp.	102,223	337,998

France | 18.6%
Atos SE	12,448	1,040,797
Bollore SA	221,321	976,563
Carrefour SA	48,552	937,524
Cie de Saint-Gobain	16,929	661,727
Engie SA	70,774	1,074,763
		4,691,374
Germany | 3.5%
Allianz SE	3,632	875,368

India | 4.3%
ICICI Bank, Ltd. Sponsored ADR	86,500	1,089,035

Ireland | 2.1%
Ryanair Holdings PLC Sponsored ADR (*)	8,231	527,936

Italy | 4.0%
Leonardo SpA	80,226	1,016,703

Japan | 13.1%
Hitachi, Ltd.	31,400	1,154,012
Resona Holdings, Inc.	179,800	751,385
Sony Corp. Sponsored ADR	10,000	523,900
Universal Entertainment Corp.	29,400	878,551
		3,307,848
Mexico | 3.0%
Arca Continental SAB de CV	139,600	755,322

The accompanying notes are an integral part of these financial statements.

94   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Value Portfolio (continued)

Netherlands | 7.9%
Euronext NV	7,758	$587,114
Intertrust NV	25,330	522,876
Koninklijke DSM NV	7,105	878,484
		1,988,474
South Korea | 3.9%
Kangwon Land, Inc.	37,803	990,201

Spain | 3.2%
Indra Sistemas SA (*)	80,002	808,816

Switzerland | 4.0%
Coca-Cola HBC AG (*)	6,788	256,867
Glencore PLC	217,353	756,329
		1,013,196
United Kingdom | 16.5%
BP PLC	89,216	623,479
Cineworld Group PLC	314,470	1,014,816
Prudential PLC	47,142	1,026,784
Standard Chartered PLC	55,999	509,562
Vodafone Group PLC	600,203	984,521
		4,159,162
United States | 3.6%
International Game Technology PLC	70,372	912,725

Total Common Stocks (Cost $23,244,699)		22,944,975

Preferred Stocks | 3.5%

Germany | 3.5%
Volkswagen AG (Cost $876,589)	5,202	876,667

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   95

		Fair
Description	Shares	Value

Lazard International Equity Value Portfolio (concluded)

Short-Term Investments | 4.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $1,152,313)	1,152,313	$1,152,313

Total Investments | 98.9% (Cost $25,273,601)		$24,973,955

Cash and Other Assets in Excess of Liabilities | 1.1%		286,112

Net Assets | 100.0%		$25,260,067

The accompanying notes are an integral part of these financial statements.

96   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 97.1%

Australia | 3.5%
Bravura Solutions, Ltd.	162,380	$554,698
carsales.com, Ltd.	57,924	551,200
Domino’s Pizza Enterprises, Ltd.	14,012	370,797
SpeedCast International, Ltd.	217,468	533,053
		2,009,748
Belgium | 4.9%
Barco NV	4,348	917,001
Fagron	19,697	399,975
Kinepolis Group NV	14,639	799,646
Shurgard Self Storage SA	18,867	682,362
		2,798,984
Brazil | 0.7%
Estacio Participacoes SA	53,800	406,307

Canada | 5.6%
Altus Group, Ltd.	26,265	643,212
Dream Global Real Estate Investment Trust	54,900	572,246
Stelco Holdings, Inc.	35,200	408,568
StorageVault Canada, Inc.	239,400	526,495
The Descartes Systems Group, Inc. (*)	14,318	529,730
Toromont Industries, Ltd.	11,700	554,556
		3,234,807
China | 1.6%
Consun Pharmaceutical Group, Ltd.	702,000	481,718
JNBY Design, Ltd.	231,000	423,719
		905,437
Denmark | 1.3%
Royal Unibrew A/S	9,969	728,328

Finland | 1.2%
Altia Oyj	81,347	673,399

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   97

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (continued)

France | 2.2%
Chargeurs SA	30,547	$605,790
Kaufman & Broad SA	17,231	659,506
		1,265,296
Germany | 10.1%
Aroundtown SA	140,216	1,155,288
AURELIUS Equity Opportunities SE & Co. KGaA	10,122	480,944
CompuGroup Medical SE	8,146	657,660
Corestate Capital Holding SA	12,199	416,838
Dermapharm Holding SE	22,426	774,681
FinTech Group AG (*)	28,471	630,653
JOST Werke AG	19,369	678,418
Norma Group SE	11,290	467,812
PATRIZIA Immobilien AG	26,142	541,010
		5,803,304
Greece | 0.8%
JUMBO SA	24,261	469,072

Hong Kong | 0.9%
China Water Affairs Group, Ltd.	526,000	518,032

India | 1.3%
Jubilant Life Sciences, Ltd.	44,902	333,236
NIIT Technologies, Ltd.	22,018	428,989
		762,225
Ireland | 3.3%
Dalata Hotel Group PLC	119,762	640,738
Glenveagh Properties PLC (*)	558,157	464,756
Total Produce PLC	487,135	817,665
		1,923,159
Italy | 3.5%
Banca Generali SpA	26,996	778,020
Carel Industries SpA	49,981	608,117
Cerved Group SpA	70,367	623,170
		2,009,307

The accompanying notes are an integral part of these financial statements.

98   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (continued)

Japan | 24.1%
Ai Holdings Corp.	36,860	$596,615
Ariake Japan Co., Ltd.	9,900	626,506
ARTERIA Networks Corp.	64,600	748,235
Digital Garage, Inc.	24,600	782,644
en-japan, Inc.	16,100	629,034
Financial Products Group Co., Ltd.	86,437	715,909
GMO internet, Inc.	45,000	817,739
Jafco Co., Ltd.	18,400	675,647
Japan Lifeline Co., Ltd.	42,700	692,801
KOMEDA Holdings Co., Ltd.	42,100	793,945
Koshidaka Holdings Co., Ltd.	47,900	674,336
Nippon Shinyaku Co., Ltd.	9,300	658,651
Open House Co., Ltd.	20,200	829,898
Persol Holdings Co., Ltd.	36,900	869,389
Sanwa Holdings Corp.	62,900	677,917
TechnoPro Holdings, Inc.	14,245	759,172
Tsuruha Holdings, Inc.	7,400	684,954
USS Co., Ltd.	40,200	793,426
Zenkoku Hosho Co., Ltd.	23,042	885,893
		13,912,711
Jersey | 1.5%
JTC PLC	177,680	839,973

Luxembourg | 0.8%
Stabilus SA	9,727	451,271

Netherlands | 2.2%
Aalberts Industries NV	15,457	607,686
Van Lanschot Kempen NV	28,829	654,364
		1,262,050
New Zealand | 2.0%
Freightways, Ltd.	110,397	625,398
Mainfreight, Ltd.	19,980	546,974
		1,172,372

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   99

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (continued)

Singapore | 0.8%
XP Power, Ltd.	16,042	$450,247

Sweden | 8.5%
Dometic Group AB	75,049	752,641
Granges AB	57,101	654,285
Indutrade AB	20,123	643,210
Karnov Group AB (*)	203,434	898,838
Lifco AB, B Shares	13,556	751,142
Lindab International AB	51,713	594,824
Loomis AB, B Shares	18,293	628,812
		4,923,752
Switzerland | 1.3%
Kardex AG	4,361	762,227

Thailand | 0.4%
Hana Microelectronics Public Co., Ltd. (‡)	298,100	250,300

United Kingdom | 14.6%
Ascential PLC	139,031	629,748
Auto Trader Group PLC	79,008	550,636
Burford Capital, Ltd.	31,343	617,360
Clinigen Healthcare, Ltd.	76,155	976,103
Electrocomponents PLC	75,269	604,957
Equiniti Group PLC	230,927	645,381
GB Group PLC	64,314	452,422
Hunting PLC	88,054	572,666
Huntsworth PLC	507,372	627,072
Polypipe Group PLC	141,965	802,320
Rentokil Initial PLC	158,678	801,793
Rightmove PLC	82,105	557,889
Smart Metering Systems PLC	82,308	555,936
		8,394,283
Total Common Stocks (Cost $53,786,988)		55,926,591

The accompanying notes are an integral part of these financial statements.

100   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (concluded)

Short-Term Investments | 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $125,396)	125,396	$125,396

Total Investments | 97.3% (Cost $53,912,384)		$56,051,987

Cash and Other Assets in Excess of Liabilities | 2.7%		1,544,578

Net Assets | 100.0%		$57,596,565

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   101

		Fair
Description	Shares	Value

Lazard International Strategic Equity Portfolio

Common Stocks | 93.2%

Canada | 8.9%
CAE, Inc.	7,725,191	$207,707,972
National Bank of Canada	2,430,901	115,479,631
Rogers Communications, Inc., Class B	1,120,501	59,980,238
Suncor Energy, Inc.	3,843,841	119,904,475
TMX Group, Ltd.	927,263	64,505,868
		567,578,184
China | 2.9%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	307,654	52,131,970
Ping An Bank Co., Ltd., Class A	17,290,930	34,780,863
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,362,963	52,511,486
Tencent Holdings, Ltd.	1,011,040	45,739,971
		185,164,290
Denmark | 3.1%
Carlsberg A/S, Class B	893,128	118,429,239
Genmab A/S (*)	418,133	76,984,388
		195,413,627
Finland | 2.8%
Sampo Oyj, A Shares	3,720,264	175,569,569

France | 10.6%
Engie SA	6,579,844	99,920,486
Safran SA	1,252,686	183,557,924
Sanofi	2,206,702	190,899,358
Ubisoft Entertainment SA (*)	428,737	33,613,053
Vivendi SA	6,280,650	173,105,778
		681,096,599
Germany | 1.7%
Beiersdorf AG	909,598	109,182,253

Hong Kong | 2.2%
AIA Group, Ltd.	13,142,463	142,078,482

The accompanying notes are an integral part of these financial statements.

102   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Strategic Equity Portfolio (continued)

India | 1.9%
Housing Development Finance Corp., Ltd.	2,408,215	$76,477,463
ICICI Bank, Ltd. Sponsored ADR	3,743,729	47,133,548
		123,611,011
Ireland | 1.0%
Ryanair Holdings PLC Sponsored ADR (*)	1,005,036	64,463,009

Israel | 1.3%
Bank Leumi Le-Israel BM	11,828,341	85,469,906

Japan | 13.5%
AEON Financial Service Co., Ltd.	4,638,375	74,554,940
Daiwa House Industry Co., Ltd.	3,976,207	116,121,969
en-japan, Inc.	842,197	32,904,978
Kao Corp.	1,201,853	91,689,532
Komatsu, Ltd.	3,642,325	88,265,053
Makita Corp.	3,364,291	114,628,344
Nexon Co., Ltd. (*)	8,454,335	122,737,476
Pan Pacific International Holdings Corp.	951,293	60,465,097
Suzuki Motor Corp.	2,118,872	99,733,317
Yamaha Corp.	1,286,972	61,277,250
		862,377,956
Mexico | 0.4%
Grupo Financiero Banorte SAB de CV, Class O	4,742,700	27,516,617

Netherlands | 3.6%
ABN AMRO Group NV	4,770,854	102,085,024
Wolters Kluwer NV	1,785,377	129,979,979
		232,065,003
Norway | 1.5%
Equinor ASA	4,776,328	94,628,480

Philippines | 0.7%
GT Capital Holdings, Inc.	2,428,320	44,563,165

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   103

		Fair
Description	Shares	Value

Lazard International Strategic Equity Portfolio (continued)

Singapore | 2.1%
DBS Group Holdings, Ltd.	6,948,471	$133,387,045

Sweden | 3.3%
Assa Abloy AB, Class B	5,031,033	113,895,267
Hexagon AB, B Shares	1,743,683	96,826,795
		210,722,062
Switzerland | 7.2%
ABB, Ltd.	2,812,109	56,469,491
Alcon, Inc. (*)	688,989	42,612,768
Julius Baer Group, Ltd.	2,571,857	114,733,249
Novartis AG	1,696,809	155,202,040
Partners Group Holding AG	119,683	94,042,884
		463,060,432
United Kingdom | 16.2%
Bunzl PLC	2,900,824	76,645,123
CNH Industrial NV	53,917	551,504
Coca-Cola European Partners PLC	2,290,541	127,520,059
Compass Group PLC	3,738,896	89,603,441
Diageo PLC	3,691,953	158,991,217
Informa PLC	15,102,635	160,334,469
Prudential PLC	5,094,850	110,969,251
RELX PLC	5,181,541	125,933,307
Rio Tinto PLC	2,119,203	130,744,264
The Weir Group PLC	2,886,738	56,705,971
		1,037,998,606
United States | 8.3%
Accenture PLC, Class A	1,060,468	195,942,673
Aon PLC	922,740	178,070,365
Medtronic PLC	1,621,623	157,929,864
		531,942,902
Total Common Stocks (Cost $5,145,381,071)		5,967,889,198

The accompanying notes are an integral part of these financial statements.

104   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Strategic Equity Portfolio (concluded)

Preferred Stocks | 2.3%

Germany | 2.3%
Volkswagen AG (Cost $170,537,894)	904,227	$152,384,833

Short-Term Investments | 3.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $222,496,138)	222,496,138	222,496,138

Total Investments | 99.0% (Cost $5,538,415,103)		$6,342,770,169

Cash and Other Assets in Excess of Liabilities | 1.0%		60,985,647

Net Assets | 100.0%		$6,403,755,816

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   105

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio

Common Stocks | 97.4%

Australia | 5.6%
AGL Energy, Ltd.	21,722	$305,351
CIMIC Group, Ltd.	1,971	62,072
Cochlear, Ltd.	383	55,713
CSL, Ltd.	1,220	184,567
Evolution Mining, Ltd.	24,227	74,305
Iluka Resources, Ltd.	9,995	75,751
JB Hi-Fi, Ltd.	4,167	75,714
Qantas Airways, Ltd.	32,038	121,589
Regis Resources, Ltd.	22,084	82,112
Sandfire Resources NL	10,328	48,672
Saracen Mineral Holdings, Ltd. (*)	35,172	91,037
Shopping Centres Australasia Property Group REIT	28,309	47,546
Vicinity Centres REIT	32,837	56,568
Woolworths Group, Ltd.	5,768	134,780
		1,415,777
Belgium | 1.5%
Colruyt SA	3,517	204,097
Proximus SADP	2,317	68,385
UCB SA	1,224	101,498
		373,980
Canada | 6.7%
Air Canada (*)	2,672	80,983
B2Gold Corp. (*)	24,054	73,105
BRP, Inc.	2,104	75,192
CGI, Inc. (*)	3,310	254,477
Colliers International Group, Inc.	861	61,560
Constellation Software, Inc.	83	78,227
Granite Real Estate Investment Trust	2,972	136,827
H&R Real Estate Investment Trust	6,841	119,315
Kirkland Lake Gold, Ltd.	2,462	106,072
National Bank of Canada	1,721	81,756
Rogers Communications, Inc., Class B	6,790	363,468

The accompanying notes are an integral part of these financial statements.

106   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Teck Resources, Ltd., Class B	2,930	$67,614
The Toronto-Dominion Bank	3,667	214,271
		1,712,867
China | 0.3%
Yangzijiang Shipbuilding Holdings, Ltd.	61,000	69,162

Denmark | 1.4%
Coloplast A/S, Class B	695	78,715
H. Lundbeck A/S	1,562	61,769
Novo Nordisk A/S, Class B	2,231	113,803
SimCorp A/S	1,004	97,100
		351,387
France | 1.2%
Electricite de France SA	4,362	55,014
Hermes International	95	68,518
Ipsen SA	501	68,365
Total SA	1,832	102,503
		294,400
Germany | 1.4%
Allianz SE	543	130,871
Deutsche Lufthansa AG	3,320	56,892
Muenchener Rueckversicherungs AG	342	85,833
Rheinmetall AG	664	81,280
		354,876
Hong Kong | 1.4%
CK Hutchison Holdings, Ltd.	5,500	54,113
Jardine Matheson Holdings, Ltd.	700	44,119
Swire Pacific, Ltd., Class A	20,500	252,237
		350,469
Israel | 1.4%
Bank Leumi Le-Israel BM	20,375	147,227
Israel Discount Bank, Ltd., Class A	50,710	207,342
		354,569

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   107

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Italy | 3.0%
Enel SpA	50,948	$355,986
Hera SpA	22,215	85,023
Italgas SpA	13,087	87,863
Poste Italiane SpA	12,320	129,788
Terna SpA	17,479	111,364
		770,024
Japan | 6.3%
Amano Corp.	2,500	69,162
ANA Holdings, Inc.	1,500	49,708
Daito Trust Construction Co., Ltd.	700	89,109
Daiwa House Industry Co., Ltd.	5,200	151,862
East Japan Railway Co.	800	74,920
Japan Airlines Co., Ltd.	1,600	51,186
Japan Post Holdings Co., Ltd.	16,900	191,475
Japan Prime Realty Investment Corp. REIT	14	60,647
McDonald’s Holdings Co. Japan, Ltd.	2,600	114,665
Nissan Chemical Corp.	1,300	58,702
NTT DOCOMO, Inc.	14,200	331,408
Seven & I Holdings Co., Ltd.	3,700	125,413
Sumitomo Mitsui Construction Co., Ltd.	12,200	67,711
Taisei Corp.	1,600	58,236
The Dai-ichi Life Insurance Co., Ltd.	5,200	78,672
The Gunma Bank, Ltd.	6,600	23,187
		1,596,063
Netherlands | 1.0%
Euronext NV	1,215	91,949
Koninklijke Ahold Delhaize NV	3,769	84,767
Royal Dutch Shell PLC, A Shares	2,090	68,437
		245,153
Norway | 1.9%
Equinor ASA	6,578	130,323
Leroy Seafood Group ASA	8,044	53,313
Salmar ASA	1,939	84,325
Telenor ASA	10,028	213,102
		481,063

The accompanying notes are an integral part of these financial statements.

108   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Puerto Rico | 0.4%
EVERTEC, Inc.	2,868	$93,783

Singapore | 1.0%
Jardine Cycle & Carriage, Ltd.	3,200	85,847
Singapore Technologies Engineering, Ltd.	59,600	182,689
		268,536
Spain | 0.6%
Corporacion Financiera Alba SA	435	22,804
Iberdrola SA	13,480	134,461
		157,265
Sweden | 0.3%
Axfood AB	4,338	85,840

Switzerland | 3.9%
Helvetia Holding AG	485	60,941
Novartis AG	2,509	229,491
Partners Group Holding AG	108	84,863
Roche Holding AG	1,562	439,494
The Swatch Group AG	1,124	60,861
Zurich Insurance Group AG	366	127,446
		1,003,096
United Kingdom | 3.8%
Admiral Group PLC	3,473	97,576
Anglo American PLC	4,746	135,755
Auto Trader Group PLC	9,633	67,136
Britvic PLC	4,785	54,037
Centrica PLC	49,328	54,993
Compass Group PLC	5,200	124,619
Howden Joinery Group PLC	8,569	55,177
Imperial Brands PLC	2,218	52,079
International Consolidated Airlines Group SA	6,485	39,339
National Grid PLC	8,766	93,158
Rio Tinto, Ltd.	1,029	75,085
SSP Group PLC	6,350	55,388
WH Smith PLC	3,030	75,810
		980,152

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   109

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

United States | 54.3%
3M Co.	456	$79,043
AbbVie, Inc.	1,204	87,555
ACI Worldwide, Inc. (*)	1,833	62,945
AES Corp.	3,584	60,068
Aflac, Inc.	4,481	245,604
Akamai Technologies, Inc. (*)	1,491	119,489
Altria Group, Inc.	1,563	74,008
American Express Co.	529	65,300
American Tower Corp. REIT	964	197,090
Amgen, Inc.	543	100,064
Aon PLC	2,161	417,030
Apple, Inc.	343	67,887
AutoZone, Inc. (*)	115	126,439
Avnet, Inc.	1,706	77,231
AXA Equitable Holdings, Inc.	3,833	80,110
Booking Holdings, Inc. (*)	27	50,617
Brinker International, Inc.	1,992	78,385
Bristol-Myers Squibb Co.	2,159	97,911
Broadcom, Inc.	227	65,344
Broadridge Financial Solutions, Inc.	591	75,459
Burlington Stores, Inc. (*)	358	60,914
Cable One, Inc.	58	67,917
Cadence Design Systems, Inc. (*)	1,503	106,427
CBRE Group, Inc., Class A (*)	1,210	62,073
CDW Corp.	749	83,139
Church & Dwight Co., Inc.	876	64,001
Cigna Corp.	471	74,206
Colgate-Palmolive Co.	2,822	202,253
Comcast Corp., Class A	1,632	69,001
ConocoPhillips	885	53,985
Darden Restaurants, Inc.	1,878	228,609
Edison International	3,315	223,464
Eli Lilly & Co.	3,034	336,137
Encompass Health Corp.	2,223	140,849
EPR Properties REIT	801	59,747

The accompanying notes are an integral part of these financial statements.

110   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Exelon Corp.	2,415	$115,775
Exponent, Inc.	1,054	61,701
F5 Networks, Inc. (*)	1,200	174,756
FactSet Research Systems, Inc.	245	70,207
Fidelity National Information Services, Inc.	1,217	149,302
HCA Healthcare, Inc.	450	60,827
HEICO Corp., Class A	604	62,435
Honeywell International, Inc.	764	133,387
Insperity, Inc.	579	70,719
Intel Corp.	1,257	60,173
Intuit, Inc.	530	138,505
IQVIA Holdings, Inc. (*)	330	53,097
Johnson & Johnson	2,581	359,482
Kellogg Co.	1,051	56,302
Kimberly-Clark Corp.	2,251	300,013
Kimco Realty Corp. REIT	3,331	61,557
Life Storage, Inc. REIT	793	75,398
Lockheed Martin Corp.	264	95,975
LPL Financial Holdings, Inc.	883	72,026
Lululemon Athletica, Inc. (*)	386	69,561
MarketAxess Holdings, Inc.	239	76,819
MasterCard, Inc., Class A	300	79,359
McGrath RentCorp	1,021	63,455
Mellanox Technologies, Ltd. (*)	752	83,224
Merck & Co., Inc.	3,033	254,317
MetLife, Inc.	1,546	76,790
Morgan Stanley	2,553	111,847
Morningstar, Inc.	419	60,604
Nasdaq, Inc.	819	78,763
NetApp, Inc.	823	50,779
NIKE, Inc., Class B	2,594	217,766
Nordstrom, Inc.	1,818	57,921
Northrop Grumman Corp.	541	174,803
Occidental Petroleum Corp.	1,561	78,487
Omnicom Group, Inc.	1,377	112,845
PepsiCo, Inc.	2,365	310,122

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   111

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Philip Morris International, Inc.	1,757	$137,977
Pinnacle West Capital Corp.	3,944	371,091
Premier, Inc., Class A (*)	3,613	141,304
Public Service Enterprise Group, Inc.	1,268	74,584
Ralph Lauren Corp.	646	73,379
Raytheon Co.	273	47,469
Republic Services, Inc.	4,244	367,700
Ross Stores, Inc.	501	49,659
Simon Property Group, Inc. REIT	1,872	299,071
Starbucks Corp.	4,621	387,378
Synchrony Financial	2,243	77,765
Sysco Corp.	5,317	376,018
T-Mobile US, Inc. (*)	2,026	150,208
TE Connectivity, Ltd.	679	65,035
The Estee Lauder Cos., Inc., Class A	2,405	440,380
The Hershey Co.	2,778	372,335
The Procter & Gamble Co.	3,564	390,793
The Progressive Corp.	1,052	84,086
The TJX Cos., Inc.	6,963	368,203
Tractor Supply Co.	615	66,912
Tyson Foods, Inc., Class A	1,536	124,017
USANA Health Sciences, Inc. (*)	818	64,974
Varian Medical Systems, Inc. (*)	436	59,353
Verizon Communications, Inc.	5,948	339,809
Vocera Communications, Inc. (*)	2,459	78,491
Walmart, Inc.	1,072	118,445
Waste Management, Inc.	2,485	286,694
WW Grainger, Inc.	350	93,881
Zoetis, Inc.	968	109,858
		13,806,269
Total Common Stocks (Cost $23,196,901)		24,764,731

The accompanying notes are an integral part of these financial statements.

112   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (concluded)

Short-Term Investments | 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $778,116)	778,116	$778,116

Total Investments | 100.5% (Cost $23,975,017)		$25,542,847

Liabilities in Excess of Cash and Other Assets | (0.5)%		(136,801)

Net Assets | 100.0%		$25,406,046

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   113

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio

Common Stocks | 93.8%

Auto Components | 2.6%
Aptiv PLC	409,044	$33,063,026

Beverages | 8.2%
The Coca-Cola Co.	2,079,566	105,891,501

Building Products | 4.9%
Armstrong World Industries, Inc.	646,781	62,867,113

Capital Markets | 8.4%
Intercontinental Exchange, Inc.	648,801	55,757,958
S&P Global, Inc.	231,976	52,841,813
		108,599,771
Communications Equipment | 13.1%
Cisco Systems, Inc.	2,209,331	120,916,686
Motorola Solutions, Inc.	287,651	47,960,051
		168,876,737
Construction Materials | 5.0%
Vulcan Materials Co.	465,839	63,964,353

Entertainment | 2.7%
Electronic Arts, Inc. (*)	344,479	34,881,944

Health Care Equipment & Supplies | 18.3%
Baxter International, Inc.	1,155,962	94,673,288
Medtronic PLC	1,458,919	142,084,121
		236,757,409
Interactive Media & Services | 5.9%
Alphabet, Inc., Class A (*)	70,261	76,078,611

Internet & Direct Marketing Retail | 1.0%
eBay, Inc.	326,544	12,898,488

The accompanying notes are an integral part of these financial statements.

114   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (concluded)

IT Services | 4.3%
Fiserv, Inc. (*)	381,157	$34,746,272
Sabre Corp.	939,700	20,861,340
		55,607,612
Machinery | 1.1%
Kennametal, Inc.	387,575	14,336,399

Pharmaceuticals | 4.0%
Elanco Animal Health, Inc.	1,544,653	52,209,271

Semiconductors & Semiconductor Equipment | 11.2%
Analog Devices, Inc.	774,758	87,446,936
Skyworks Solutions, Inc.	736,549	56,913,141
		144,360,077
Specialty Retail | 3.1%
Lowe’s Cos., Inc.	397,854	40,147,447

Total Common Stocks (Cost $1,013,219,205)		1,210,539,759

Short-Term Investments | 5.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $76,788,553)	76,788,553	76,788,553

Total Investments | 99.7% (Cost $1,090,007,758)		$1,287,328,312

Cash and Other Assets in Excess of Liabilities | 0.3%		4,314,879

Net Assets | 100.0%		$1,291,643,191

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   115

Description	Shares	Fair Value

Lazard US Equity Select Portfolio

Common Stocks | 97.1%

Aerospace & Defense | 1.6%
Raytheon Co.	7,415	$1,289,320

Auto Components | 0.8%
Aptiv PLC	8,019	648,176

Banks | 7.7%
Bank of America Corp.	95,746	2,776,634
Citizens Financial Group, Inc.	22,905	809,921
Commerce Bancshares, Inc.	17,800	1,061,948
JPMorgan Chase & Co.	12,810	1,432,158
		6,080,661
Beverages | 3.8%
The Coca-Cola Co.	59,465	3,027,958

Capital Markets | 3.6%
Intercontinental Exchange, Inc.	33,215	2,854,497

Communications Equipment | 4.3%
Cisco Systems, Inc.	47,285	2,587,908
Motorola Solutions, Inc.	4,805	801,138
		3,389,046
Construction Materials | 0.9%
Vulcan Materials Co.	5,430	745,593

Electrical Equipment | 1.0%
Eaton Corp. PLC	9,440	786,163

Entertainment | 2.7%
Activision Blizzard, Inc.	10,205	481,676
Electronic Arts, Inc. (*)	5,902	597,637
The Walt Disney Co.	7,300	1,019,372
		2,098,685

The accompanying notes are an integral part of these financial statements.

116   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Select Portfolio (continued)

Equity Real Estate Investment Trusts (REITs) | 1.7%
Prologis, Inc.	16,960	$1,358,496

Food Products | 1.1%
Mondelez International, Inc., Class A	16,375	882,612

Health Care Equipment & Supplies | 5.6%
Danaher Corp.	10,517	1,503,090
Medtronic PLC	29,560	2,878,848
		4,381,938
Health Care Providers & Services | 4.2%
Anthem, Inc.	3,555	1,003,257
CVS Health Corp.	10,720	584,133
Humana, Inc.	3,427	909,183
Laboratory Corp. of America Holdings (*)	4,645	803,120
		3,299,693

Hotels, Restaurants & Leisure | 3.6%
McDonald’s Corp.	13,580	2,820,023

Household Products | 2.9%
The Procter & Gamble Co.	20,795	2,280,172

Industrial Conglomerates | 3.3%
Honeywell International, Inc.	14,838	2,590,566

Insurance | 2.1%
Aon PLC	8,465	1,633,576

Interactive Media & Services | 4.5%
Alphabet, Inc., Class A (*)	3,250	3,519,100

Internet & Direct Marketing Retail | 0.7%
eBay, Inc.	13,780	544,310

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   117

Description	Shares	Fair Value

Lazard US Equity Select Portfolio (continued)

IT Services | 4.2%
Accenture PLC, Class A	4,445	$821,303
Visa, Inc., Class A	12,140	2,106,897
Worldpay, Inc., Class A (*)	3,317	406,498
		3,334,698
Life Sciences Tools & Services | 1.1%
Thermo Fisher Scientific, Inc.	3,053	896,605

Machinery | 1.9%
Deere & Co.	8,790	1,456,591

Multiline Retail | 1.1%
Dollar General Corp.	6,484	876,377

Oil, Gas & Consumable Fuels | 6.2%
Chevron Corp.	22,030	2,741,413
ConocoPhillips	15,985	975,085
EOG Resources, Inc.	12,955	1,206,888
		4,923,386
Pharmaceuticals | 8.4%
Elanco Animal Health, Inc.	24,510	828,438
Johnson & Johnson	21,135	2,943,683
Pfizer, Inc.	37,454	1,622,507
Zoetis, Inc.	10,974	1,245,439
		6,640,067
Road & Rail | 1.6%
Norfolk Southern Corp.	6,415	1,278,702

Semiconductors & Semiconductor Equipment | 3.6%
Analog Devices, Inc.	15,428	1,741,358
Skyworks Solutions, Inc.	7,579	585,629
Texas Instruments, Inc.	4,310	494,616
		2,821,603

The accompanying notes are an integral part of these financial statements.

118   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Select Portfolio (concluded)

Software | 6.9%
Microsoft Corp.	33,510	$4,489,000
Palo Alto Networks, Inc. (*)	4,600	937,296
		5,426,296
Specialty Retail | 3.4%
Lowe’s Cos., Inc.	15,915	1,605,983
Ross Stores, Inc.	10,609	1,051,564
		2,657,547
Technology Hardware, Storage & Peripherals | 2.6%
Apple, Inc.	10,453	2,068,858

Total Common Stocks (Cost $63,214,827)		76,611,315

Short-Term Investments | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $2,293,013)	2,293,013	2,293,013

Total Investments | 100.0% (Cost $65,507,840)		$78,904,328

Cash and Other Assets in Excess of Liabilities | 0.0%		9,773

Net Assets | 100.0%		$78,914,101

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   119

Description	Shares	Fair Value

Lazard US Realty Equity Portfolio

Common Stocks | 2.3%

Hotels, Restaurants & Leisure | 2.3%
Hilton Worldwide Holdings, Inc. (Cost $1,031,430)	15,167	$1,482,422

Real Estate Investment Trusts | 96.2%

Equity Real Estate Investment Trusts | 96.2%
Alexandria Real Estate Equities, Inc.	22,894	3,230,115
American Homes 4 Rent, Class A	119,836	2,913,213
American Tower Corp.	8,881	1,815,721
Americold Realty Trust	55,597	1,802,455
Apartment Investment & Management Co., Class A	17,845	894,391
AvalonBay Communities, Inc.	12,110	2,460,510
Boston Properties, Inc.	19,976	2,576,904
Brixmor Property Group, Inc.	21,976	392,931
Crown Castle International Corp.	7,360	959,376
Equinix, Inc.	9,773	4,928,426
Equity LifeStyle Properties, Inc.	25,721	3,120,986
Essential Properties Realty Trust, Inc.	66,373	1,330,115
Essex Property Trust, Inc.	11,659	3,403,612
Extra Space Storage, Inc.	19,843	2,105,342
Federal Realty Investment Trust	11,620	1,496,191
HCP, Inc.	99,343	3,176,989
Hudson Pacific Properties, Inc.	37,686	1,253,813
Invitation Homes, Inc.	28,125	751,781
Park Hotels & Resorts, Inc.	67,198	1,851,977
Pebblebrook Hotel Trust	34,753	979,340
Physicians Realty Trust	62,046	1,082,082
Prologis, Inc.	74,450	5,963,445
Public Storage	11,825	2,816,360
Simon Property Group, Inc.	30,167	4,819,480
Sun Communities, Inc.	10,039	1,286,899
Ventas, Inc.	14,100	963,735

The accompanying notes are an integral part of these financial statements.

120   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Realty Equity Portfolio (concluded)

VICI Properties, Inc.	66,147	$1,457,880
Vornado Realty Trust	19,978	1,280,590
Weyerhaeuser Co.	77,067	2,029,945

Total Real Estate Investment Trusts (Cost $53,748,494)		63,144,604

Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $947,672)	947,672	947,672

Total Investments | 99.9% (Cost $55,727,596)		$65,574,698

Cash and Other Assets in Excess of Liabilities | 0.1%		94,336

Net Assets | 100.0%		$65,669,034

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   121

		Fair
Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio

Common Stocks | 96.0%

Aerospace & Defense | 1.1%
Curtiss-Wright Corp.	7,300	$928,049

Air Freight & Logistics | 0.8%
Echo Global Logistics, Inc. (*)	33,888	707,243

Airlines | 1.6%
Alaska Air Group, Inc.	21,745	1,389,723

Auto Components | 1.1%
Modine Manufacturing Co. (*)	65,670	939,738

Banks | 7.8%
Cadence BanCorp	33,260	691,808
Comerica, Inc.	11,595	842,261
Commerce Bancshares, Inc.	23,077	1,376,774
PacWest Bancorp	32,171	1,249,200
Sterling Bancorp	61,120	1,300,633
Wintrust Financial Corp.	17,175	1,256,523
		6,717,199
Biotechnology | 2.2%
Cellectis SA ADR (*)	23,915	373,074
Emergent Biosolutions, Inc. (*)	22,230	1,073,931
Exelixis, Inc. (*)	21,135	451,655
		1,898,660
Building Products | 2.5%
Armstrong World Industries, Inc.	12,290	1,194,588
PGT Innovations, Inc. (*)	57,910	968,255
		2,162,843
Capital Markets | 2.4%
E*TRADE Financial Corp.	18,400	820,640
Morningstar, Inc.	8,685	1,256,198
		2,076,838

The accompanying notes are an integral part of these financial statements.

122   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Chemicals | 3.3%
Ingevity Corp. (*)	13,480	$1,417,692
Innospec, Inc.	15,830	1,444,329
		2,862,021
Commercial Services & Supplies | 1.2%
The Brink’s Co.	12,070	979,843

Communications Equipment | 1.2%
Ciena Corp. (*)	24,995	1,028,044

Construction Materials | 1.7%
Eagle Materials, Inc.	15,685	1,454,000

Containers & Packaging | 1.0%
Graphic Packaging Holding Co.	57,910	809,582

Electric Utilities | 3.9%
OGE Energy Corp.	41,700	1,774,752
PNM Resources, Inc.	31,360	1,596,538
		3,371,290
Electrical Equipment | 4.0%
Atkore International Group, Inc. (*)	50,150	1,297,380
EnerSys	16,640	1,139,840
Regal Beloit Corp.	11,915	973,575
		3,410,795

Electronic Equipment, Instruments & Components | 1.5%
FLIR Systems, Inc.	24,130	1,305,433

Energy Equipment & Services | 0.7%
Cactus, Inc., Class A (*)	17,400	576,288

Entertainment | 2.4%
Take-Two Interactive Software, Inc. (*)	12,350	1,402,095
The Marcus Corp.	19,800	652,608
		2,054,703

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   123

		Fair
Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Equity Real Estate Investment Trusts (REITs) | 11.5%
Alexandria Real Estate Equities, Inc.	12,825	$1,809,479
Brixmor Property Group, Inc.	70,205	1,255,265
Camden Property Trust	19,395	2,024,644
Hudson Pacific Properties, Inc.	42,000	1,397,340
Kilroy Realty Corp.	18,440	1,361,057
PS Business Parks, Inc.	12,160	2,049,325
		9,897,110
Food Products | 0.7%
The Simply Good Foods Co. (*)	26,440	636,675

Health Care Equipment & Supplies | 4.3%
AngioDynamics, Inc. (*)	45,969	905,130
Avanos Medical, Inc. (*)	15,420	672,466
Lantheus Holdings, Inc. (*)	24,390	690,237
STERIS PLC	9,220	1,372,673
		3,640,506
Health Care Providers & Services | 3.1%
Henry Schein, Inc. (*)	17,700	1,237,230
Laboratory Corp. of America Holdings (*)	8,415	1,454,953
		2,692,183
Hotels, Restaurants & Leisure | 3.0%
Papa John’s International, Inc.	17,150	766,948
Penn National Gaming, Inc. (*)	49,670	956,644
The Cheesecake Factory, Inc.	19,670	859,973
		2,583,565
Household Durables | 1.7%
Leggett & Platt, Inc.	38,490	1,476,861

Insurance | 5.4%
Arch Capital Group, Ltd. (*)	39,610	1,468,739
Brown & Brown, Inc.	45,625	1,528,437
Reinsurance Group of America, Inc.	10,260	1,600,868
		4,598,044

The accompanying notes are an integral part of these financial statements.

124   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

IT Services | 4.9%
CoreLogic, Inc. (*)	32,080	$1,341,906
Leidos Holdings, Inc.	22,775	1,818,584
Sabre Corp.	45,050	1,000,110
		4,160,600
Life Sciences Tools & Services | 1.3%
Cambrex Corp. (*)	23,095	1,081,077

Machinery | 2.5%
Gardner Denver Holdings, Inc. (*)	22,640	783,344
Kennametal, Inc.	14,654	542,052
TriMas Corp. (*)	25,690	795,619
		2,121,015
Oil, Gas & Consumable Fuels | 1.0%
Parsley Energy, Inc., Class A (*)	44,100	838,341

Pharmaceuticals | 2.7%
Catalent, Inc. (*)	25,590	1,387,234
Elanco Animal Health, Inc.	28,450	961,610
		2,348,844
Professional Services | 1.1%
FTI Consulting, Inc. (*)	11,560	969,190

Semiconductors & Semiconductor Equipment | 2.2%
Maxim Integrated Products, Inc.	15,800	945,156
MKS Instruments, Inc.	11,975	932,733
		1,877,889
Software | 4.6%
CyberArk Software, Ltd. (*)	6,560	838,630
j2 Global, Inc. (*)	15,585	1,385,351
RealPage, Inc. (*)	18,850	1,109,323
SolarWinds Corp.	34,545	633,555
		3,966,859

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   125

		Fair
Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio (concluded)

Specialty Retail | 1.8%
Floor & Decor Holdings, Inc., Class A (*)	20,805	$871,729
Foot Locker, Inc.	15,355	643,682
		1,515,411
Textiles, Apparel & Luxury Goods | 2.2%
Carter’s, Inc.	9,485	925,167
Steven Madden, Ltd.	29,162	990,050
		1,915,217
Trading Companies & Distributors | 1.6%
Air Lease Corp.	32,600	1,347,684

Total Common Stocks (Cost $75,631,067)		82,339,363

Total Investments | 96.0% (Cost $75,631,067)		$82,339,363

Cash and Other Assets in Excess of Liabilities | 4.0%		3,413,250

Net Assets | 100.0%		$85,752,613

The accompanying notes are an integral part of these financial statements.

126   Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolios of Investments June 30, 2019 (unaudited)

(*)	Non-income producing security.

(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy — see Note 9 in the Notes to Financial Statements.

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2019, these securities amounted to 0.7% of net assets of Emerging Markets Equity Advantage Portfolio.

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non- Voting Depository Receipt
PJSC	— Public Joint Stock Company
REIT	— Real Estate Investment Trust

Currency Abbreviations:
AUD	— Australian Dollar	GBP	— British Pound Sterling
CAD	— Canadian Dollar	HKD	— Hong Kong Dollar
EUR	— Euro	USD	— United States Dollar

Counterparty Abbreviations:
BNP	— BNP Paribas SA	MEL	— The Bank of New York Mellon Corp.
CAN	— Canadian Imperial	RBC	— Royal Bank of Canada
	Bank of Commerce	SCB	— Standard Chartered Bank
CIT	— Citibank NA	SSB	— State Street Bank and Trust Co.
HSB	— HSBC Bank USA NA

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   127

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio

Common & Preferred Stocks
Aerospace & Defense	—%	—%	—%	—%
Air Freight & Logistics	1.0	—	—	1.2
Airlines	—	0.9	1.1	—
Auto Components	—	0.6	0.5	1.1
Automobiles	—	1.0	1.1	0.9
Banks	25.7	21.8	16.8	25.0
Beverages	1.1	0.9	0.9	1.4
Biotechnology	—	—	0.4	—
Building Products	—	—	0.2	—
Capital Markets	—	1.0	1.5	—
Chemicals	—	4.3	1.3	0.6
Commercial Services & Suppliers	1.2	—	0.6	1.3
Communications Equipment	—	—	—	—
Construction & Engineering	1.9	—	0.9	1.2
Construction Materials	0.8	2.0	1.6	1.8
Consumer Finance	1.6	—	0.6	0.1
Containers & Packaging	—	—	—	0.2
Diversified Consumer Services	2.1	1.6	0.6	0.6
Diversified Financial Services	—	1.7	0.7	0.4
Diversified Telecommunication Services	—	2.1	2.9	1.0
Electric Utilities	—	—	0.4	—
Electrical Equipment	3.4	—	—	1.0
Electronic Equipment, Instruments & Components	1.8	0.9	0.9	2.5
Energy Equipment & Services	—	0.6	—	—
Entertainment	3.7	2.2	1.8	4.5
Food & Staples Retailing	—	—	2.1	—
Food Products	—	0.7	1.6	0.4
Gas Utilities	0.9	—	1.4	0.4
Health Care Equipment & Supplies	—	—	0.5	0.5
Health Care Providers & Services	3.8	0.5	0.2	1.4
Hotels, Restaurants & Leisure	0.7	—	0.9	1.0
Household Durables	—	0.6	0.2	—
Household Products	—	—	0.5	0.8
Industrial Conglomerates	—	0.9	0.9	0.9
Insurance	2.0	5.0	3.5	2.2

The accompanying notes are an integral part of these financial statements.

128   Semi-Annual Report

Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

—%	—%	1.2%	—%	5.2%
0.1	—	—	—	1.1
—	—	—	—	0.5
1.4	—	—	—	—
3.3	—	—	—	0.9
25.4	—	7.1	—	4.8
1.1	4.7	8.6	—	5.7
—	—	—	—	1.2
—	—	0.8	—	—
—	—	4.6	—	7.2
0.5	—	1.9	—	1.5
—	5.8	—	—	—
—	—	3.3	—	—
—	—	—	4.7	—
3.2	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	4.7	—	—	—
—	—	—	—	—
1.7	—	—	—	—
—	2.4	—	12.9	—
—	—	2.4	—	—
2.0	4.6	1.1	—	0.8
—	—	0.8	—	0.9
2.8	—	1.1	—	5.5
1.9	—	—	—	—
—	—	—	—	—
0.9	—	—	7.3	—
—	3.4	2.3	—	6.0
0.6	18.6	—	—	1.0
—	5.8	2.8	—	—
1.0	—	—	—	—
0.9	—	1.5	—	—
1.8	—	2.0	—	—
2.8	—	7.7	—	7.8

Semi-Annual Report   129

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

			Lazard	Lazard
	Lazard	Lazard	Emerging	Emerging
	Developing	Emerging	Markets	Markets
	Markets	Markets	Equity	Equity
	Equity	Core Equity	Advantage	Blend
Industry†	Portfolio	Portfolio	Portfolio	Portfolio

Interactive Media & Services	10.4%	7.0%	5.0%	4.6%
Internet & Direct Marketing Retail	3.2	5.8	5.0	1.7
IT Services	1.6	1.3	2.7	3.6
Leisure Products	—	—	—	—
Life Sciences Tools & Services	0.5	0.4	—	—
Machinery	3.0	1.2	1.3	1.8
Media	—	—	—	0.4
Metals & Mining	2.8	4.5	4.0	1.2
Multiline Retail	—	—	0.7	—
Multi-Utilities	—	—	—	—
Oil, Gas & Consumable Fuels	9.1	6.8	7.6	7.1
Paper & Forest Products	0.8	1.4	0.1	—
Personal Products	—	1.8	0.6	—
Pharmaceuticals	—	—	1.4	0.8
Professional Services	—	—	—	—
Real Estate Management & Development	—	1.0	2.7	0.2
Road & Rail	1.3	1.2	—	0.3
Semiconductors & Semiconductor Equipment	4.9	6.7	5.9	5.9
Software	—	—	0.4	—
Specialty Retail	0.9	—	1.3	0.7
Technology Hardware, Storage & Peripherals	4.2	5.2	5.7	4.1
Textiles, Apparel & Luxury Goods	1.7	1.4	1.7	1.1
Thrifts & Mortgage Finance	—	—	—	—
Tobacco	—	—	0.6	0.6
Trading Companies & Distributors	—	0.6	—	0.4
Transportation Infrastructure	—	1.4	1.3	1.4
Water Utilities	1.8	—	—	1.5
Wireless Telecommunication Services	—	1.0	2.2	3.2
Subtotal	97.9	98.0	96.8	93.0
Short-Term Investments	2.4	1.4	1.8	6.0
Total Investments	100.3%	99.4%	98.6%	99.0%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

130   Semi-Annual Report

Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

0.8%	1.0%	3.8%	—%	5.7%
—	—	1.6	—	2.9
4.9	2.0	5.0	—	8.9
—	—	1.2	—	—
—	—	5.5	—	3.1
1.9	—	1.8	—	1.0
—	10.3	—	6.4	1.5
2.7	—	—	—	1.0
0.4	—	2.3	—	1.4
—	3.5	—	13.8	—
11.3	—	—	—	2.2
—	—	—	—	—
1.0	—	3.3	—	1.7
—	—	6.3	—	5.3
—	7.8	5.7	—	2.9
—	—	1.0	—	—
—	—	1.7	17.3	1.0
6.2	2.1	1.9	—	—
—	4.2	3.0	—	4.7
0.4	2.0	0.5	—	—
5.5	—	—	—	—
—	7.8	0.4	—	1.0
—	—	0.5	—	—
1.5	—	—	—	—
—	—	0.7	—	1.3
1.5	3.0	—	18.6	—
—	3.3	—	11.2	—
6.6	—	—	—	—
96.1	97.0	95.4	92.2	95.7
3.7	2.7	5.2	7.8	4.4
99.8%	99.7%	100.6%	100.0%	100.1%

Semi-Annual Report   131

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard International Quality Growth Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio

Common & Preferred Stocks
Aerospace & Defense	2.7%	1.5%	6.1%	2.3%
Air Freight & Logistics	—	—	—	—
Airlines	—	1.7	—	1.1
Auto Components	—	1.1	—	1.0
Automobiles	—	2.1	3.5	2.8
Banks	6.4	7.1	9.3	8.9
Beverages	—	0.3	7.2	5.5
Biotechnology	2.0	1.0	—	—
Building Products	4.9	0.4	—	2.2
Capital Markets	6.1	1.2	—	—
Chemicals	2.1	2.4	—	4.7
Commercial Services & Suppliers	—	0.1	—	—
Communications Equipment	—	—	—	—
Construction & Engineering	—	1.2	—	1.4
Consumer Finance	—	0.1	—	—
Containers & Packaging	—	0.2	2.6	1.2
Distributors	—	—	—	—
Diversified Consumer Services	—	—	—	—
Diversified Financial Services	—	1.4	—	—
Diversified Telecommunication Services	—	1.2	—	2.2
Electric Utilities	—	3.7	—	1.4
Electrical Equipment	2.1	0.2	—	0.8
Electronic Equipment, Instruments & Components	2.0	0.6	4.6	0.8
Energy Equipment & Services	—	—	—	—
Equity Real Estate Investment Trusts (REITs)	—	0.4	—	—
Entertainment	3.9	0.2	2.2	3.2
Food & Staples Retailing	2.4	1.7	—	—
Food Products	0.9	4.1	—	—
Gas Utilities	—	—	—	—
Health Care Equipment & Supplies	4.4	1.3	5.2	2.7
Health Care Providers & Services	2.1	0.7	—	0.7
Health Care Technology	—	—	—	—
Hotels, Restaurants & Leisure	2.2	1.7	3.5	1.5
Household Durables	—	0.2	—	—
Household Products	1.8	—	—	—

The accompanying notes are an integral part of these financial statements.

132   Semi-Annual Report

Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio

2.7%	4.0%	—%	6.1%	2.2%
—	3.9	2.0	—	—
0.9	2.1	—	1.0	1.6
1.2	—	1.3	—	—
2.7	3.5	—	3.9	—
10.0	11.2	1.1	8.5	2.7
3.7	4.0	2.4	6.3	1.4
0.6	—	—	1.2	1.5
2.4	2.6	3.6	1.8	—
—	2.3	5.5	4.3	2.5
1.0	3.5	—	—	0.2
—	—	2.5	—	2.8
—	—	—	—	0.7
1.3	—	—	—	0.7
—	—	—	1.2	0.6
—	—	—	—	—
—	—	—	—	0.3
—	—	0.7	—	—
—	—	3.9	0.7	0.4

2.5	—	2.2	—	2.5
1.1	—	—	—	5.4
0.2	—	0.8	0.9	—

—	4.5	6.1	1.5	1.2
—	—	1.0	—	—

—	—	1.0	—	4.4
2.2	4.0	1.4	5.1	—
—	3.7	2.6	—	4.5
—	—	1.1	—	2.7
—	—	—	—	0.3
3.5	—	—	3.1	0.8
—	—	1.9	—	1.6
—	—	1.1	—	0.3
1.2	7.5	4.3	1.4	3.9
—	2.1	2.0	—	—
—	—	—	—	3.8

Semi-Annual Report   133

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (concluded):

Industry†	Lazard International Quality Growth Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio

Independent Power & Renewable Electricity Producers	—%	—%	—%	—%
Industrial Conglomerates	—	0.9	—	—
Insurance	7.8	6.5	12.3	9.5
Interactive Media & Services	3.1	0.7	3.4	—
Internet & Direct Marketing Retail	1.9	—	—	—
IT Services	—	1.4	5.2	1.6
Leisure Products	1.2	0.2	—	0.9
Life Sciences Tools & Services	2.0	—	—	—
Machinery	—	4.9	2.7	3.1
Media	—	0.1	—	1.3
Metals & Mining	—	4.3	—	1.5
Multiline Retail	3.4	—	—	0.9
Multi-Utilities	—	0.5	2.0	1.3
Oil, Gas & Consumable Fuels	—	6.9	7.2	6.2
Personal Products	—	3.3	—	3.6
Pharmaceuticals	1.2	9.5	4.6	6.4
Professional Services	9.4	1.8	—	4.3
Real Estate Management & Development	—	3.8	2.6	2.8
Road & Rail	3.0	1.7	—	1.1
Semiconductors & Semiconductor Equipment	4.5	1.8	—	—
Software	5.0	1.8	4.8	3.6
Specialty Retail	2.4	1.2	—	—
Technology Hardware, Storage & Peripherals	—	0.5	3.5	1.2
Textiles, Apparel & Luxury Goods	1.3	3.1	—	—
Thrifts & Mortgage Finance	—	—	—	—
Tobacco	—	2.0	—	—
Trading Companies & Distributors	4.4	0.6	—	1.4
Water Utilities	—	—	—	—
Wireless Telecommunication Services	—	2.4	2.4	1.1
Subtotal	96.6	97.7	94.9	96.2
Short-Term Investments	3.8	2.6	4.4	3.6
Total Investments	100.4%	100.3%	99.3%	99.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

134   Semi-Annual Report

Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio

—%	—%	—%	—%	0.2%
—	—	1.3	—	1.5
12.1	7.5	—	10.3	6.8
2.6	—	4.4	0.7	0.3
1.5	—	—	0.8	0.2
3.0	7.3	4.6	3.1	3.0
—	3.5	—	1.0	0.3
1.0	—	1.7	—	0.2
2.2	—	5.2	4.1	0.3
—	—	2.2	2.5	1.0
1.3	3.0	1.9	2.0	3.3
0.9	—	—	0.9	0.2
1.6	4.3	—	1.6	2.4
6.2	3.8	—	3.4	1.7
3.2	—	—	3.1	2.0
5.1	—	3.9	5.4	8.6
4.2	2.1	5.4	4.5	0.5

1.4	—	8.3	1.8	2.4
1.0	—	—	—	0.3

1.2	—	—	—	0.8
3.5	—	2.7	—	1.9
0.5	—	2.2	—	3.2

1.2	—	—	—	0.5
0.8	—	1.8	—	1.9
—	—	—	1.2	—
—	—	—	—	1.0
0.8	—	2.1	1.2	0.6
0.8	—	0.9	—	—

0.9	3.9	—	0.9	3.3
94.2	94.3	97.1	95.5	97.4
4.1	4.6	0.2	3.5	3.1
98.3%	98.9%	97.3%	99.0%	100.5%

Semi-Annual Report   135

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2019	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio

ASSETS
Investments in securities, at fair value	$242,155,760	$230,653,205
Cash	—	39,100
Foreign currency, at fair value	142,282	493,203
Receivables for:
Dividends	965,518	1,711,656
Investments sold	746,961	60,837
Capital stock sold	331,482	271,232
Amount due from Investment Manager (Note 3)	—	—
Deferred offering costs (Note 2(f))	—	1,127
Prepaid expenses	—	—
Total assets	244,342,003	233,230,360

LIABILITIES
Payables for:
Foreign capital gains taxes	10,481	73,060
Management fees	199,059	187,322
Accrued custodian fees	13,220	21,349
Accrued distribution fees	1,840	442
Accrued professional services	39,924	39,669
Capital stock redeemed	936,901	107,812
Investments purchased	1,616,169	788,318
Other accrued expenses and payables	35,083	17,269
Total liabilities	2,852,677	1,235,241
Net assets	$241,489,326	$231,995,119

NET ASSETS
Paid in capital	$336,187,369	$219,531,055
Distributable earnings (Accumulated loss)	(94,698,043)	12,464,064
Net assets	$241,489,326	$231,995,119

Institutional Shares
Net assets	$232,302,827	$229,253,991
Shares of capital stock outstanding*	17,417,054	20,632,985
Net asset value, offering and redemption price per share	$13.34	$11.11

Open Shares
Net assets	$9,186,499	$2,208,635
Shares of capital stock outstanding*	693,607	199,606
Net asset value, offering and redemption price per share	$13.24	$11.06

R6 Shares
Net assets	—	$532,493
Shares of capital stock outstanding*	—	47,893
Net asset value, offering and redemption price per share	—	$11.12

Cost of investments in securities	$221,831,542	$220,741,602
Cost of foreign currency	$144,147	$492,169

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

136    Semi-Annual Report

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio

$9,959,412	$97,833,173	$8,330,966,196	$36,987,629	$71,979,957
1,471	7,050	138,562	—	—
8,200	208,600	4,131,379	17	9,955

52,793	889,170	41,264,948	154,052	120,161
—	122,287	9,613,833	—	104
102,075	43,821	8,176,515	—	73,039
7,032	—	—	—	—
—	—	—	—	—
23,308	29,004	—	5,904	—
10,154,291	99,133,105	8,394,291,433	37,147,602	72,183,216

—	73,503	13,647,259	—	—
—	105,997	6,949,400	15,715	44,751
6,846	15,994	690,666	7,808	6,369
214	1,332	212,892	44	198
40,468	48,603	124,874	25,514	27,998
—	65,467	21,797,692	3,086	62,271
6	33,057	566,018	—	500,589
6,484	16,528	687,866	12,671	5,018
54,018	360,481	44,676,667	64,838	647,194
$10,100,273	$98,772,624	$8,349,614,766	$37,082,764	$71,536,022

$9,503,700	$148,831,550	$8,469,453,253	$37,395,751	$56,896,990
596,573	(50,058,926)	(119,838,487)	(312,987)	14,639,032
$10,100,273	$98,772,624	$8,349,614,766	$37,082,764	$71,536,022

$8,956,279	$92,241,163	$7,134,435,562	$36,857,766	$70,530,734
798,131	8,015,109	402,354,868	3,694,031	5,070,189

$11.22	$11.51	$17.73	$9.98	$13.91

$1,143,994	$6,531,461	$1,034,364,858	$224,998	$1,005,288
102,076	567,070	56,751,158	22,585	72,342

$11.21	$11.52	$18.23	$9.96	$13.90

—	—	$180,814,346	—	—
—	—	10,198,673	—	—

—	—	$17.73	—	—
$9,374,032	$96,407,909	$7,884,933,417	$37,858,698	$59,971,139
$8,188	$208,459	$4,086,369	$17	$9,952

Semi-Annual Report    137

June 30, 2019	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

ASSETS
Investments in securities, at fair value	$6,730,322,546	$3,081,364
Foreign currency, at fair value	—	1,161
Receivables for:
Dividends	44,888,553	5,633
Investments sold	473	22,557
Capital stock sold	17,951,634	—
Amount due from Investment Manager (Note 3)	—	10,722
Deferred offering costs (Note 2(f))	—	—
Prepaid expenses	—	6,634
Total assets	6,793,163,206	3,128,071

LIABILITIES
Foreign currency due to custodian	129,948	—
Payables for:
Foreign capital gains taxes	—	—
Management fees	4,931,000	—
Accrued custodian fees	109,724	9,095
Accrued distribution fees	98,098	28
Accrued professional services	55,035	28,251
Offering costs (Note 2(g))	—	—
Capital stock redeemed	2,064,245	—
Investments purchased	43,519,990	624
Gross unrealized depreciation on forward currency contracts	11,314,148	—
Other accrued expenses and payables	193,619	12,828
Total liabilities	62,415,807	50,826
Net assets	$6,730,747,399	$3,077,245

NET ASSETS
Paid in capital	$6,318,018,068	$2,555,598
Distributable earnings (Accumulated loss)	412,729,331	521,647
Net assets	$6,730,747,399	$3,077,245

Institutional Shares
Net assets	$6,248,530,345	$2,934,561
Shares of capital stock outstanding*	409,110,404	1,502,406
Net asset value, offering and redemption price per share	$15.27	$1.95

Open Shares
Net assets	$482,217,054	$142,684
Shares of capital stock outstanding*	31,545,321	73,609
Net asset value, offering and redemption price per share	$15.29	$1.94

R6 Shares
Net assets	—	—
Shares of capital stock outstanding	—	—
Net asset value, offering and redemption price per share	—	—

Cost of investments in securities	$6,334,813,350	$2,608,866
Cost of foreign currency	$129,740	$1,161

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

138    Semi-Annual Report

Lazard International Quality Growth Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio

$3,636,274	$2,402,600	$86,943,309	$2,872,471,907	$91,349,527
648	2,336	52,614	2,295,992	86,863

8,477	8,623	154,413	6,979,446	232,288
—	11,176	645,011	9,537,824	507,226
—	—	285,773	2,669,302	1,012,712
12,307	12,933	—	—	—
45,918	—	—	—	—
13,617	22,525	—	—	20,264
3,717,241	2,460,193	88,081,120	2,893,954,471	93,208,880

—	—	—	—	—

—	—	—	—	—
—	—	50,728	1,733,895	55,638
11,365	9,432	5,081	104,765	5,893
—	22	85	50,084	323
24,083	34,729	27,871	45,563	36,973
55,858	—	—	—	—
—	—	4,585	2,543,622	45,020
—	13,097	437,299	11,770,285	169,915

—	—	—	—	—
3,612	6,535	10,545	222,072	12,196
94,918	63,815	536,194	16,470,286	325,958
$3,622,323	$2,396,378	$87,544,926	$2,877,484,185	$92,882,922

$3,013,308	$2,412,086	$85,161,323	$2,590,423,203	$87,439,902
609,015	(15,708)	2,383,603	287,060,982	5,443,020
$3,622,323	$2,396,378	$87,544,926	$2,877,484,185	$92,882,922

$3,617,497	$2,288,781	$87,135,596	$2,501,284,425	$91,300,699
300,724	235,905	8,853,550	138,067,509	8,688,118

$12.03	$9.70	$9.84	$18.12	$10.51

$4,826	$107,597	$409,330	$259,583,370	$1,582,223
402	11,106	41,581	14,173,935	150,078

$12.00	$9.69	$9.84	$18.31	$10.54

—	—	—	$116,616,390	—
—	—	—	6,445,215	—

—	—	—	$18.09	—
$3,058,795	$2,388,914	$83,716,564	$2,576,428,768	$86,773,009
$647	$2,337	$52,593	$2,296,220	$86,860

Semi-Annual Report    139

June 30, 2019	Lazard International Equity Value Portfolio	Lazard International Small Cap Equity Portfolio

ASSETS
Investments in securities, at fair value	$24,973,955	$56,051,987
Foreign currency, at fair value	4,595	17,406
Receivables for:
Dividends	169,474	185,611
Investments sold	1,012,519	1,897,886
Capital stock sold	23	39,026
Amount due from Investment Manager (Note 3)	14,803	—
Deferred offering costs (Note 2(f))	38,074	—
Prepaid expenses	—	—
Total assets	26,213,443	58,191,916

LIABILITIES
Due to custodian	—	120,000
Payables for:
Foreign capital gains taxes	—	—
Management fees	—	35,984
Accrued custodian fees	14,964	15,966
Accrued distribution fees	12	4,119
Accrued administration fees	2,751	3,452
Accrued professional services	24,822	39,903
Capital stock redeemed	—	954
Investments purchased	899,929	11,013
Line of credit outstanding	—	360,000
Other accrued expenses and payables	10,898	3,960
Total liabilities	953,376	595,351
Net assets	$25,260,067	$57,596,565

NET ASSETS
Paid in capital	$25,430,112	$55,475,426
Distributable earnings (Accumulated loss)	(170,045)	2,121,139
Net assets	$25,260,067	$57,596,565

Institutional Shares
Net assets	$25,188,081	$37,672,092
Shares of capital stock outstanding*	2,537,017	3,313,493
Net asset value, offering and redemption price per share	$9.93	$11.37

Open Shares
Net assets	$71,986	$19,924,473
Shares of capital stock outstanding*	7,266	1,750,485
Net asset value, offering and redemption price per share	$9.91	$11.38

R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—

Cost of investments in securities	$25,273,601	$53,912,384
Cost of foreign currency	$4,602	$17,703

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

140   Semi-Annual Report

Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Select Portfolio	Lazard US Realty Equity Portfolio

$6,342,770,169	$25,542,847	$1,287,328,312	$78,904,328	$65,574,698
7,364,653	6,857	—	—	—

12,648,446	48,316	1,382,200	46,092	225,822
60,012,831	416,962	3,469,332	—	744,039
8,206,984	—	866,796	34,411	4,480
—	117	—	—	—
—	—	—	—	—
—	21,361	—	9,150	—
6,431,003,083	26,036,460	1,293,046,640	78,993,981	66,549,039

—	—	—	—	—

848,582	—	—	—	—
3,878,947	—	739,638	32,960	40,621
166,076	8,316	27,922	8,451	5,990
181,386	47	9,630	207	9,572
98,810	2,761	27,758	4,383	3,613
69,569	31,610	30,672	23,998	31,591
5,033,567	7,277	518,936	107	18,493
16,640,841	576,080	—	—	756,770
—	—	—	—	—
329,489	4,323	48,893	9,774	13,355
27,247,267	630,414	1,403,449	79,880	880,005
$6,403,755,816	$25,406,046	$1,291,643,191	$78,914,101	$65,669,034

$5,562,139,122	$23,660,740	$1,095,001,296	$62,941,995	$53,274,830
841,616,694	1,745,306	196,641,895	15,972,106	12,394,204
$6,403,755,816	$25,406,046	$1,291,643,191	$78,914,101	$65,669,034

$5,402,313,637	$25,195,294	$1,243,345,250	$66,443,997	$20,350,569
362,952,189	2,076,355	79,303,896	5,475,646	1,011,029

$14.88	$12.13	$15.68	$12.13	$20.13

$894,399,936	$210,752	$46,039,140	$1,020,243	$45,318,465
59,624,441	17,404	2,917,813	83,815	2,243,617

$15.00	$12.11	$15.78	$12.17	$20.20

$107,042,243	—	$2,258,801	$11,449,861	—
7,185,379	—	143,723	943,270	—

$14.90	—	$15.72	$12.14	—
$5,538,415,103	$23,975,017	$1,090,007,758	$65,507,840	$55,727,596
$7,363,647	$6,860	$—	$—	$—

Semi-Annual Report   141

June 30, 2019	Lazard US Small-Mid Cap Equity Portfolio

ASSETS
Investments in securities, at fair value	$82,339,363
Cash	3,509,339
Receivables for:
Dividends	136,510
Investments sold	64,660,098
Capital stock sold	465,524
Total assets	151,110,834

LIABILITIES
Payables for:
Management fees	90,757
Accrued distribution fees	2,925
Capital stock redeemed	65,218,179
Other accrued expenses and payables	46,360
Total liabilities	65,358,221
Net assets	$85,752,613

NET ASSETS
Paid in capital	$71,078,630
Distributable earnings (Accumulated loss)	14,673,983
Net assets	$85,752,613

Institutional Shares
Net assets	$71,356,152
Shares of capital stock outstanding*	5,421,169
Net asset value, offering and redemption price per share	$13.16

Open Shares
Net assets	$14,396,461
Shares of capital stock outstanding*	1,183,422
Net asset value, offering and redemption price per share	$12.17

Cost of investments in securities	$75,631,067

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

142   Semi-Annual Report

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Semi-Annual Report   143

The Lazard Funds, Inc. Statements of Operations (unaudited)

	Lazard	Lazard Emerging
	Developing Markets	Markets Core
For the Six Months Ended June 30, 2019	Equity Portfolio	Equity Portfolio

Investment Income (Loss)

Income
Dividends*, (a)	$2,396,735	$3,747,824

Expenses
Management fees (Note 3)	1,260,127	1,169,424
Custodian fees	66,181	74,358
Distribution fees (Open Shares)	10,925	2,556
Administration fees	23,115	23,469
Shareholders’ reports	14,818	10,853
Shareholders’ services	9,968	7,757
Professional services	29,994	28,683
Directors’ fees and expenses	7,618	7,376
Registration fees	22,848	30,641
Amortization of offering costs (Note 2(g))	—	1,602
Other^	7,312	6,287
Total gross expenses	1,452,906	1,363,006
Management fees waived and expenses reimbursed	—	(2,939)
Total net expenses	1,452,906	1,360,067
Net investment income (loss)	943,829	2,387,757

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments**, (a), #	11,448,214	4,249,257
Foreign currency transactions	(125,669)	8,285
Total net realized gain (loss) on investments and foreign currency transactions	11,322,545	4,257,542
Net change in unrealized appreciation (depreciation) on:
Investments†, (a)	26,378,558	19,332,476
Foreign currency translations	18,726	1,381
Total net change in unrealized appreciation (depreciation) on investments foreign currency translations and forward currency contracts	26,397,284	19,333,857
Net realized and unrealized gain (loss) on investments and foreign currency transactions	37,719,829	23,591,399
Net increase (decrease) in net assets resulting from operations	$38,663,658	$25,979,156
* Net of foreign withholding taxes of	$225,592	$424,200
** Net of foreign capital gains taxes of	$2,038	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$(10,481)	$(73,060)
^ Includes interest on line of credit of	$1,292	$122

(a)	See Note 5 for information on affiliated issuers.
#	On April 24, 2019, the Global Equity Select Portfolio had redemptions-in-kind with total proceeds in the amount of $7,186,378. The loss on associated investments of $1,760,136 will not be realized for tax purposes.

The accompanying notes are an integral part of these financial statements.

144   Semi-Annual Report

Lazard
Emerging Markets	Lazard Emerging	Lazard	Lazard	Lazard Global
Equity Advantage	Markets Equity	Emerging Markets	Equity Franchise	Equity Select
Portfolio	Blend Portfolio	Equity Portfolio	Portfolio	Portfolio

$132,270	$3,468,056	$157,419,423	$434,520	$828,521

33,501	1,451,012	45,186,060	71,509	281,183
36,142	92,381	1,933,795	20,395	25,204
1,122	8,283	1,321,693	269	1,078
7,856	25,501	412,490	8,480	11,757
2,067	22,328	356,411	1,951	2,561
3,106	9,569	220,158	2,735	3,290
24,198	35,546	211,742	19,278	21,354
2,558	9,394	207,974	2,672	3,973
16,744	23,215	86,728	17,159	22,569
—	—	—	—	—
2,672	7,428	149,644	2,769	3,528
129,966	1,684,657	50,086,695	147,217	376,497
(85,257)	—	—	(61,970)	(5,995)
44,709	1,684,657	50,086,695	85,247	370,502
87,561	1,783,399	107,332,728	349,273	458,019

(5,563)	4,178,561	110,894,231	216,879	2,571,812
(1,802)	(151,562)	(2,435,488)	1,307	(7,241)

(7,365)	4,026,999	108,458,743	218,186	2,564,571

461,128	28,579,260	675,451,500	214,058	9,177,603
119	5,442	426,083	227	358

461,247	28,584,702	675,877,583	214,285	9,177,961

453,882	32,611,701	784,336,326	432,471	11,742,532

$541,442	$34,395,100	$891,669,054	$781,743	$12,200,551
$18,184	$439,692	$22,899,162	$25,481	$59,370
$—	$493,865	$11,868,811	$—	$—

$—	$313,707	$23,971,108	$—	$—
$—	$—	$—	$41	$—

Semi-Annual Report   145

	Lazard
	Global Listed	Lazard
	Infrastructure	Global Strategic
For the Six Months Ended June 30, 2019	Portfolio	Equity Portfolio

Investment Income (Loss)

Income
Dividends*	$153,470,647	$27,831

Expenses
Management fees (Note 3)	27,481,063	10,843
Custodian fees	438,179	22,239
Distribution fees (Open Shares)	578,640	174
Administration fees	293,790	7,544
Shareholders’ reports	111,358	2,036
Shareholders’ services	128,561	2,739
Professional services	121,142	20,371
Directors’ fees and expenses	126,999	2,539
Registration fees	59,650	19,476
Amortization of offering costs (Note 2(f))	—	—
Other^	81,191	2,661
Total gross expenses	29,420,573	90,622
Management fees waived and expenses reimbursed	—	(75,951)
Shareholders’ services fees waived	—	—
Total net expenses	29,420,573	14,671
Net investment income (loss)	124,050,074	13,160

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Forward Currency Contracts
Net realized gain (loss) on:
Investments#	(119,606,660)	60,251
Foreign currency transactions	114,720	(534)
Forward currency contracts	97,690,745	—
Total net realized gain (loss) on investments, foreign currency transactions and forward currency contracts	(21,801,195)	59,717
Net change in unrealized appreciation (depreciation) on:
Investments	714,351,506	432,545
Foreign currency translations	168,842	53
Forward currency contracts	(12,249,877)	—
Total net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward currency contracts	702,270,471	432,598
Net realized and unrealized gain (loss) on investments, foreign currency transactions and forward currency contracts	680,469,276	492,315
Net increase (decrease) in net assets resulting from operations	$804,519,350	$505,475
* Net of foreign withholding taxes of	$13,967,442	$2,286
^ Includes interest on line of credit of	$—	$—

#	On April 24, 2019, the Global Listed Infrastructure Portfolio had redemptions-in-kind with total proceeds in the amount of $7,089,596. The loss on associated investments of $315,565 will not be realized for tax purposes.

The accompanying notes are an integral part of these financial statements.

146   Semi-Annual Report

	Lazard	Lazard
Lazard	International	International	Lazard	Lazard
International	Equity	Equity	International	International
Quality Growth	Advantage	Concentrated	Equity	Equity Select
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$37,129	$49,983	$1,722,873	$57,850,116	$1,723,581

12,115	7,523	276,491	10,078,279	328,504
23,803	31,834	24,064	278,440	31,778
8	130	538	294,946	2,076
7,565	7,508	11,683	155,625	12,838
1,488	2,024	2,650	133,545	6,004
8,880	2,701	2,979	70,956	3,872
20,040	22,540	21,084	67,880	26,243
2,543	2,530	3,683	59,042	4,105
2,480	16,744	21,519	48,571	20,690
27,698	—	—	—	—
757	2,653	3,467	43,932	3,625
107,377	96,187	368,158	11,231,216	439,735
(87,532)	(85,609)	(39,024)	(8,297)	(612)
(6,107)	—	—	—	—
13,738	10,578	329,134	11,222,919	439,123
23,391	39,405	1,393,739	46,627,197	1,284,458

9,903	(33,211)	467,462	(8,963,816)	468,755
(1,816)	399	(19,829)	183,002	(10,875)
—	—	—	—	—

8,087	(32,812)	447,633	(8,780,814)	457,880

577,774	241,647	8,972,520	345,519,027	10,279,428
58	76	(700)	(31,457)	2,481
—	—	—	—	—

577,832	241,723	8,971,820	345,487,570	10,281,909

585,919	208,911	9,419,453	336,706,756	10,739,789

$609,310	$248,316	$10,813,192	$383,333,953	$12,024,247
$5,178	$6,473	$151,103	$6,623,312	$217,292
$—	$—	$32	$—	$—

Semi-Annual Report   147

For the Six Months Ended June 30, 2019	Lazard International Equity Value Portfolio	Lazard International Small Cap Equity Portfolio

Investment Income (Loss)

Income
Dividends*	$678,367	$917,431

Expenses
Management fees (Note 3)	98,676	219,455
Custodian fees	27,373	35,950
Distribution fees (Open Shares)	77	25,447
Administration fees	8,905	11,021
Shareholders’ reports	2,125	5,352
Shareholders’ services	12,898	4,737
Professional services	19,792	26,045
Directors’ fees and expenses	3,008	3,727
Registration fees	17,159	18,176
Amortization of offering costs (Note 2(f))	53,729	—
Other^	2,878	3,534
Total gross expenses	246,620	353,444
Management fees waived and expenses reimbursed	(119,144)	—
Shareholders’ services fees waived	(10,167)	—
Total net expenses	117,309	353,444
Net investment income (loss)	561,058	563,987

Net Realized and Unrealized Gain (Loss) on Investments and foreign currency transactions
Net realized gain (loss) on:
Investments**, #	262,515	(1,510,401)
Foreign currency transactions	(1,894)	1,018
Total net realized gain (loss) on investments and foreign currency transactions	260,621	(1,509,383)
Net change in unrealized appreciation (depreciation) on:
Investments†	1,163,082	8,591,268
Foreign currency translations	1,255	809
Total net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward currency contracts	1,164,337	8,592,077
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1,424,958	7,082,694
Net increase (decrease) in net assets resulting from operations	$1,986,016	$7,646,681
* Net of foreign withholding taxes of	$52,643	$98,079
** Net of foreign capital gains taxes of	$—	$294
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$—	$—
^ Includes interest on line of credit of	$—	$39

#	On April 24, 2019, the International Strategic Equity and US Equity Concentrated Portfolios had redemptions-in-kind with total proceeds in the amount of $5,840,598 and 14,745,759, respectively. The loss on associated investments of $878,071 and 2,551,597 will not be realized for tax purposes.

The accompanying notes are an integral part of these financial statements.

148   Semi-Annual Report

Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Select Portfolio	Lazard US Realty Equity Portfolio

$108,143,034	$326,218	$9,827,254	$718,785	$1,120,913

22,910,565	70,047	4,335,426	250,844	244,236
555,051	34,674	89,609	24,897	16,545
1,093,814	250	59,107	1,211	58,508
295,381	8,822	83,183	13,675	11,434
168,278	2,112	35,972	3,787	7,287
132,814	2,840	37,387	5,401	5,386
127,371	21,810	40,008	20,224	20,827
131,144	2,945	29,047	4,087	3,873
53,927	17,883	34,408	20,842	18,846
—	—	—	—	—
90,891	2,876	21,847	4,041	3,791
25,559,236	164,259	4,765,994	349,009	390,733
(2,537)	(76,352)	(1,274)	(57,946)	(2,277)
—	—	—	—	—
25,556,699	87,907	4,764,720	291,063	388,456
82,586,335	238,311	5,062,534	427,722	732,457

(33,066,847)	292,089	11,709,180	2,438,347	727,327
(521,356)	(3,500)	—	—	—

(33,588,203)	288,589	11,709,180	2,438,347	727,327

815,466,557	2,643,588	222,815,977	10,145,581	10,496,157
41,826	792	—	—	—

815,508,383	2,644,380	222,815,977	10,145,581	10,496,157

781,920,180	2,932,969	234,525,157	12,583,928	11,223,484

$864,506,515	$3,171,280	$239,587,691	$13,011,650	$11,955,941
$11,077,879	$25,863	$—	$—	$—
$—	$—	$—	$—	$—

$(806,734)	$—	$—	$—	$—
$—	$—	$—	$25	$205

Semi-Annual Report   149

For the Six Months Ended June 30, 2019	Lazard US Small-Mid Cap Equity Portfolio

Investment Income (Loss)

Income
Dividends	$999,317

Expenses
Management fees (Note 3)	533,044
Custodian fees	27,483
Distribution fees (Open Shares)	17,967
Administration fees	16,247
Shareholders’ reports	6,930
Shareholders’ services	5,682
Professional services	21,211
Directors’ fees and expenses	5,332
Other	23,468
Total net expenses	657,364
Net investment income (loss)	341,953

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on Investments	10,495,539
Net change in unrealized appreciation (depreciation) on investments	16,239,672
Net realized and unrealized gain (loss) on investments	26,735,211
Net increase (decrease) in net assets resulting from operations	$27,077,164

The accompanying notes are an integral part of these financial statements.

150   Semi-Annual Report

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Semi-Annual Report   151

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Developing Markets Equity Portfolio
	Six Months Ended	Year Ended
	June 30, 2019	December 31,
	(unaudited)	2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$943,829	$2,230,118
Net realized gain (loss) on investments and foreign currency transactions	11,322,545	11,062,804
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	26,397,284	(76,316,938)
Net increase (decrease) in net assets resulting from operations	38,663,658	(63,024,016)

Distributions to shareholders (Note 2(e))
Institutional Shares	—	(1,769,297)
Open Shares	—	(72,262)
R6 Shares	—	—
Return of capital
Institutional Shares	—	—
Open Shares	—	—
Net decrease in net assets resulting from distributions	—	(1,841,559)

Capital stock transactions
Net proceeds from sales
Institutional Shares	42,398,789	109,622,584
Open Shares	2,617,621	4,292,325
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	1,162,422
Open Shares	—	69,269
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(62,634,884)	(102,082,155)
Open Shares	(1,938,494)	(7,115,548)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(19,556,968)	5,948,897
Total increase (decrease) in net assets	19,106,690	(58,916,678)
Net assets at beginning of period	222,382,636	281,299,314
Net assets at end of period	$241,489,326	$222,382,636

The accompanying notes are an integral part of these financial statements.

152   Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2019	December 31,	June 30, 2019	December 31,
(unaudited)	2018	(unaudited)	2018

$2,387,757	$3,782,203	$87,561	$67,358

4,257,542	8,124,073	(7,365)	168,585

19,333,857	(67,542,603)	461,247	(998,827)

25,979,156	(55,636,327)	541,443	(762,884)

—	(3,760,098)	—	(69,604)
—	(23,933)	—	(9,266)
—	(6,411)	—	—

—	—	—	(4,975)
—	—	—	(662)

—	(3,790,442)	—	(84,507)

38,011,165	139,344,970	5,449,741	682,689
939,542	1,474,772	606,380	410,412
9,117	620,586	—	—

—	3,136,183	—	74,579
—	23,781	—	9,928
—	6,411	—	—

(42,410,629)	(105,969,725)	(75,878)	(1,100,816)
(805,047)	(1,017,541)	(3,645)	(194,160)
(30,329)	(60,674)	—	—

(4,286,181)	37,558,763	5,976,598	(117,368)
21,692,975	(21,868,006)	6,518,041	(964,759)
210,302,144	232,170,150	3,582,232	4,546,991
$231,995,119	$210,302,144	$10,100,273	$3,582,232

Semi-Annual Report   153

	Lazard Developing Markets Equity Portfolio
	Six Months Ended	Year Ended
	June 30, 2019	December 31,
	(unaudited)	2018

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	18,836,550	18,562,591
Shares sold	3,375,286	8,208,714
Shares issued to shareholders from reinvestment of distributions	—	92,256
Shares redeemed	(4,794,782)	(8,027,011)
Net increase (decrease)	(1,419,496)	273,959
Shares outstanding at end of period	17,417,054	18,836,550

Open Shares
Shares outstanding at beginning of period	639,563	869,884
Shares sold	204,959	308,910
Shares issued to shareholders from reinvestment of distributions	—	5,519
Shares redeemed	(150,915)	(544,750)
Net increase (decrease)	54,044	(230,321)
Shares outstanding at end of period	693,607	639,563

R6 Shares†
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

† The inception date for the R6 Shares was April 6, 2018.

The accompanying notes are an integral part of these financial statements.

154   Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2019	December 31,	June 30, 2019	December 31,
(unaudited)	2018	(unaudited)	2018

21,031,193	18,723,561	309,610	341,687
3,547,887	11,637,703	495,306	61,001

—	323,559	—	7,564
(3,946,095)	(9,653,630)	(6,785)	(100,642)
(398,208)	2,307,632	488,521	(32,077)
20,632,985	21,031,193	798,131	309,610

187,835	148,907	47,382	29,020
86,776	129,653	55,021	33,843

—	2,458	—	1,007
(75,005)	(93,183)	(327)	(16,488)
11,771	38,928	54,694	18,362
199,606	187,835	102,076	47,382

49,941	—	—	—
845	54,318	—	—

—	661	—	—
(2,893)	(5,038)	—	—
(2,048)	49,941	—	—
47,893	49,941	—	—

Semi-Annual Report 155

	Lazard Emerging Markets Equity Blend Portfolio
	Six Months Ended	Year Ended
	June 30, 2019	December 31,
	(unaudited)	2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,783,399	$5,014,573
Net realized gain (loss) on investments and foreign currency transactions	4,026,999	7,815,785
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	28,584,702	(95,667,829)
Net increase (decrease) in net assets resulting from operations	34,395,100	(82,837,471)

Distributions to shareholders (Note 2(e))
Institutional Shares	—	(5,376,473)
Open Shares	—	(90,707)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(5,467,180)

Capital stock transactions
Net proceeds from sales
Institutional Shares	13,995,129	61,509,551
Open Shares	516,132	2,180,238
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	5,295,445
Open Shares	—	89,138
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(246,648,583)	(74,641,893)
Open Shares	(1,089,442)	(3,743,056)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(233,226,764)	(9,310,577)
Total increase (decrease) in net assets	(198,831,664)	(97,615,228)
Net assets at beginning of period	297,604,288	395,219,516
Net assets at end of period	$98,772,624	$297,604,288

The accompanying notes are an integral part of these financial statements.

156   Semi-Annual Report

Lazard Emerging Markets Equity Portfolio		Lazard Equity Franchise Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2019	December 31,	June 30, 2019	December 31,
(unaudited)	2018	(unaudited)	2018

$107,332,728	$240,361,347	$349,273	$156,813

108,458,743	83,373,211	218,186	655,895

675,877,583	(2,584,037,244)	214,285	(1,249,640)

891,669,054	(2,260,302,686)	781,744	(436,932)

—	(161,807,179)	—	(840,278)
—	(18,476,071)	—	(17,593)
—	(5,115,396)	—	—

—	(185,398,646)	—	(857,871)

566,970,486	1,966,180,706	28,437,382	3,799,029
143,691,070	306,879,204	10,503	133,054
17,628,710	31,823,654	—	—

—	151,836,697	—	840,278
—	18,130,779	—	17,593
—	3,561,076	—	—

(1,774,659,575)	(3,712,443,436)	(677,603)	(598,862)
(217,101,920)	(575,821,409)	(151)	(41,913)
(89,519,867)	(107,150,726)	—	—

(1,352,991,096)	(1,917,003,455)	27,770,131	4,149,179
(461,322,042)	(4,362,704,787)	28,551,875	2,854,376
8,810,936,808	13,173,641,595	8,530,889	5,676,513
$8,349,614,766	$8,810,936,808	$37,082,764	$8,530,889

Semi-Annual Report   157

	Lazard Emerging
	Markets Equity Blend Portfolio
	Six Months Ended	Year Ended
	June 30, 2019	December 31,
	(unaudited)	2018

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	29,084,201	29,825,093
Shares sold	1,245,724	5,068,945
Shares issued to shareholders from reinvestment of distributions	—	536,388
Shares redeemed	(22,314,816)	(6,346,225)
Net increase (decrease)	(21,069,092)	(740,892)
Shares outstanding at end of period	8,015,109	29,084,201

Open Shares
Shares outstanding at beginning of period	617,871	751,456
Shares sold	46,043	174,662
Shares issued to shareholders from reinvestment of distributions	—	9,005
Shares redeemed	(96,844)	(317,252)
Net increase (decrease)	(50,801)	(133,585)
Shares outstanding at end of period	567,070	617,871

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

158   Semi-Annual Report

Lazard Emerging Markets Equity Portfolio		Lazard Equity Franchise Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2019	December 31,	June 30, 2019	December 31,
(unaudited)	2018	(unaudited)	2018

471,588,782	563,580,657	943,047	536,277
32,713,136	104,450,860	2,819,499	366,709

—	9,444,619	—	96,662
(101,947,050)	(205,887,354)	(68,515)	(56,601)
(69,233,914)	(91,991,875)	2,750,984	406,770
402,354,868	471,588,782	3,694,031	943,047

60,776,573	73,583,131	21,455	10,687
8,101,376	16,934,111	1,145	12,698

—	1,095,146	—	2,021
(12,126,791)	(30,835,815)	(15)	(3,951)
(4,025,415)	(12,806,558)	1,130	10,768
56,751,158	60,776,573	22,585	21,455

14,479,168	18,608,156	—	—
999,149	1,671,090	—	—

—	221,226	—	—
(5,279,644)	(6,021,304)	—	—
(4,280,495)	(4,128,988)	—	—
10,198,673	14,479,168	—	—

Semi-Annual Report   159

	Lazard Global Equity Select Portfolio
	Six Months Ended	Year Ended
	June 30, 2019	December 31,
	(unaudited)	2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$458,019	$472,082
Net realized gain (loss) on investments, foreign currency transactions and forward currency contracts	2,564,571	1,129,110
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward currency contracts	9,177,961	(6,721,129)
Net increase (decrease) in net assets resulting from operations	12,200,551	(5,119,937)

Distributions to shareholders (Note 2(e))
Institutional Shares	—	(2,021,764)
Open Shares	—	(21,670)
Return of capital
Institutional Shares	—	(55,115)
Open Shares	—	(591)
Net decrease in net assets resulting from distributions	—	(2,099,140)

Capital stock transactions
Net proceeds from sales
Institutional Shares	8,680,518	27,026,953
Open Shares	176,609	183,864
Net proceeds from reinvestment of distributions
Institutional Shares	—	2,076,864
Open Shares	—	22,261
Cost of shares redeemed
Institutional Shares	(15,587,700)	(14,792,583)
Open Shares	(78,856)	(65,826)
Net increase (decrease) in net assets from capital stock transactions	(6,809,429)	14,451,533
Total increase (decrease) in net assets	5,391,122	7,232,456
Net assets at beginning of period	66,144,900	58,912,444
Net assets at end of period	$71,536,022	$66,144,900

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	5,577,806	4,464,645
Shares sold	662,556	2,056,703
Shares issued to shareholders from reinvestment of distributions	—	179,116
Shares redeemed	(1,170,173)	(1,122,658)
Net increase (decrease)	(507,617)	1,113,161
Shares outstanding at end of period	5,070,189	5,577,806

Open Shares
Shares outstanding at beginning of period	65,049	54,514
Shares sold	13,238	13,747
Shares issued to shareholders from reinvestment of distributions	—	1,916
Shares redeemed	(5,945)	(5,128)
Net increase (decrease)	7,293	10,535
Shares outstanding at end of period	72,342	65,049

The accompanying notes are an integral part of these financial statements.

160   Semi-Annual Report

Lazard Global Listed Infrastructure Portfolio		Lazard Global Strategic Equity Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2019	December 31,	June 30, 2019	December 31,
(unaudited)	2018	(unaudited)	2018

$124,050,074	$138,893,718	$13,160	$16,927

(21,801,195)	474,528,611	59,717	108,933

702,270,471	(836,415,967)	432,598	(397,832)

804,519,350	(222,993,638)	505,475	(271,972)

(71,509,731)	(630,234,998)	—	(620,429)
(5,119,244)	(56,258,605)	—	(33,292)

—	—	—	—
—	—	—	—
(76,628,975)	(686,493,603)	—	(653,721)

1,270,562,455	2,344,513,648	10,597	97,922
91,520,323	148,282,804	3,048	6,946

55,966,042	504,145,256	—	620,429
5,065,107	55,689,132	—	33,292

(674,462,063)	(1,871,789,545)	(62,012)	(85,002)
(96,903,530)	(331,531,149)	(16,554)	(10,368)

651,748,334	849,310,146	(64,921)	663,219
1,379,638,709	(60,177,095)	440,554	(262,474)
5,351,108,690	5,411,285,785	2,636,691	2,899,165
$6,730,747,399	$5,351,108,690	$3,077,245	$2,636,691

364,507,349	298,732,092	1,530,838	1,190,583
86,883,504	154,668,026	6,239	43,028

3,695,292	35,491,935	—	334,204
(45,975,741)	(124,384,704)	(34,671)	(36,977)
44,603,055	65,775,257	(28,432)	340,255
409,110,404	364,507,349	1,502,406	1,530,838

31,560,099	39,560,407	80,778	64,619
6,248,775	9,614,733	1,572	2,964

334,303	3,911,178	—	18,057
(6,597,856)	(21,526,219)	(8,741)	(4,862)
(14,778)	(8,000,308)	(7,169)	16,159
31,545,321	31,560,099	73,609	80,778

Semi-Annual Report   161

	Lazard International
	Quality Growth Portfolio
	Six Months Ended	Year Ended
	June 30, 2019	December 31,
	(unaudited)	2018 (a)

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$23,391	$—
Net realized gain (loss) on investments and foreign currency transactions	8,087	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	577,832	(295)
Net increase (decrease) in net assets resulting from operations	609,310	(295)

Distributions to shareholders (Note 2(e))
Institutional Shares	—	—
Open Shares	—	—
Net decrease in net assets resulting from distributions	—	—

Capital stock transactions
Net proceeds from sales
Institutional Shares	2,860,000	149,000
Open Shares	13,500	1,000
Net proceeds from reinvestment of distributions
Institutional Shares	—	—
Open Shares	—	—
Cost of shares redeemed
Institutional Shares	—	—
Open Shares	(10,192)	—
Net increase (decrease) in net assets from capital stock transactions	2,863,308	150,000
Total increase (decrease) in net assets	3,472,618	149,705
Net assets at beginning of period	149,705	—
Net assets at end of period	$3,622,323	$149,705

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	14,900	—
Shares sold	285,824	14,900
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	285,824	14,900
Shares outstanding at end of period	300,724	14,900

Open Shares
Shares outstanding at beginning of period	100	—
Shares sold	1,176	100
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	(874)	—
Net increase (decrease)	302	100
Shares outstanding at end of period	402	100

(a) The Portfolio commenced operations on December 31, 2018.

The accompanying notes are an integral part of these financial statements.

162   Semi-Annual Report

Lazard International		Lazard International
Equity Advantage Portfolio		Equity Concentrated Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2019	December 31,	June 30, 2019	December 31,
(unaudited)	2018	(unaudited)	2018

$39,405	$57,409	$1,393,739	$1,030,116

(32,812)	76,385	447,633	(539,632)

241,723	(562,157)	8,971,820	(12,702,020)

248,316	(428,363)	10,813,192	(12,211,536)

—	(102,427)	—	(2,385,665)
—	(4,439)	—	(17,538)

—	(106,866)	—	(2,403,203)

—	500	30,291,569	15,603,350
—	11	650	267,250

—	102,427	—	2,339,572
—	4,439	—	17,538

—	(47,991)	(3,004,164)	(23,748,931)
—	(11)	(60,534)	(19,451)

—	59,375	27,227,521	(5,540,672)
248,316	(475,854)	38,040,713	(20,155,411)
2,148,062	2,623,916	49,504,213	69,659,624
$2,396,378	$2,148,062	$87,544,926	$49,504,213

235,905	229,680	5,888,251	6,658,885
—	45	3,290,545	1,557,217

—	11,722	—	286,268
—	(5,542)	(325,246)	(2,614,119)
—	6,225	2,965,299	(770,634)
235,905	235,905	8,853,550	5,888,251

11,106	10,599	47,769	21,011
—	1	67	26,848

—	507	—	2,144
—	(1)	(6,255)	(2,234)
—	507	(6,188)	26,758
11,106	11,106	41,581	47,769

Semi-Annual Report   163

	Lazard International Equity Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$46,627,197	$62,190,848
Net realized gain (loss) on investments and foreign currency transactions	(8,780,814)	132,220,543
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	345,487,570	(625,076,980)
Net increase (decrease) in net assets resulting from operations	383,333,953	(430,665,589)

Distributions to shareholders (Note 2(e))
Institutional Shares	—	(162,037,288)
Open Shares	—	(16,140,086)
R6 Shares	—	(9,585,071)
Net decrease in net assets resulting from distributions	—	(187,762,445)

Capital stock transactions
Net proceeds from sales
Institutional Shares	360,383,786	692,426,011
Open Shares	39,035,693	71,811,533
R6 Shares	15,176,604	51,158,456
Net proceeds from reinvestment of distributions
Institutional Shares	—	135,295,299
Open Shares	—	14,706,387
R6 Shares	—	9,585,071
Cost of shares redeemed
Institutional Shares	(295,417,571)	(1,024,041,994)
Open Shares	(40,877,422)	(80,776,096)
R6 Shares	(20,884,089)	(619,023,756)
Net increase (decrease) in net assets from capital stock transactions	57,417,001	(748,859,089)
Total increase (decrease) in net assets	440,750,954	(1,367,287,123)
Net assets at beginning of period	2,436,733,231	3,804,020,354
Net assets at end of period	$2,877,484,185	$2,436,733,231

The accompanying notes are an integral part of these financial statements.

164   Semi-Annual Report

Lazard International Equity Select Portfolio		Lazard International Equity Value Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018 (b)

$1,284,458	$1,333,945	$561,058	$28,960

457,880	338,398	260,621	(696,490)

10,281,909	(14,665,490)	1,164,337	(1,462,526)

12,024,247	(12,993,147)	1,986,016	(2,130,056)

—	(1,895,320)	—	(26,179)
—	(30,210)	—	(36)
—	—	—	—

—	(1,925,530)	—	(26,215)

16,949,700	65,277,340	260,515	25,094,341
618,053	1,202,007	38,524	94,078
—	—	—	—

—	1,746,591	—	26,179
—	30,210	—	36
—	—	—	—

(12,030,280)	(31,783,405)	—	(26,571)
(763,116)	(2,229,497)	(8,895)	(47,885)
—	—	—	—

4,774,357	34,243,246	290,144	25,140,178
16,798,604	19,324,569	2,276,160	22,983,907
76,084,318	56,759,749	22,983,907	—
$92,882,922	$76,084,318	$25,260,067	$22,983,907

Semi-Annual Report   165

	Lazard International Equity Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	134,128,473	144,593,511
Shares sold	21,206,201	36,738,628
Shares issued to shareholders from reinvestment of distributions	—	8,719,524
Shares redeemed	(17,267,165)	(55,923,190)
Net increase (decrease)	3,939,036	(10,465,038)
Shares outstanding at end of period	138,067,509	134,128,473

Open Shares
Shares outstanding at beginning of period	14,336,300	13,869,285
Shares sold	2,204,959	3,733,499
Shares issued to shareholders from reinvestment of distributions	—	936,334
Shares redeemed	(2,367,324)	(4,202,818)
Net increase (decrease)	(162,365)	467,015
Shares outstanding at end of period	14,173,935	14,336,300

R6 Shares
Shares outstanding at beginning of period	6,803,382	35,418,952
Shares sold	885,239	2,684,577
Shares issued to shareholders from reinvestment of distributions	—	618,559
Shares redeemed	(1,243,406)	(31,918,706)
Net increase (decrease)	(358,167)	(28,615,570)
Shares outstanding at end of period	6,445,215	6,803,382

(b)	The Portfolio commenced operations on October 31, 2018.

The accompanying notes are an integral part of these financial statements.

166   Semi-Annual Report

Lazard International Equity Select Portfolio		Lazard International Equity Value Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018 (b)

8,172,571	4,895,525	2,509,997	—
1,718,920	6,149,590	27,020	2,509,986

—	187,099	—	2,928
(1,203,373)	(3,059,643)	—	(2,917)
515,547	3,277,046	27,020	2,509,997
8,688,118	8,172,571	2,537,017	2,509,997

163,761	256,624	4,211	—
61,995	113,077	3,956	9,423

—	3,261	—	4
(75,678)	(209,201)	(901)	(5,216)
(13,683)	(92,863)	3,055	4,211
150,078	163,761	7,266	4,211

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Report   167

	Lazard International Small Cap Equity Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$563,987	$676,876
Net realized gain (loss) on investments and foreign currency transactions	(1,509,383)	7,560,083
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	8,592,077	(27,323,558)
Net increase (decrease) in net assets resulting from operations	7,646,681	(19,086,599)

Distributions to shareholders (Note 2(e))
Institutional Shares	—	(1,675,001)
Open Shares	—	(844,717)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(2,519,718)

Capital stock transactions
Net proceeds from sales
Institutional Shares	3,502,754	22,184,618
Open Shares	1,116,538	5,161,365
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	1,671,063
Open Shares	—	765,533
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(5,860,546)	(16,237,337)
Open Shares	(4,195,061)	(20,181,718)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(5,436,315)	(6,636,476)
Total increase (decrease) in net assets	2,210,366	(28,242,793)
Net assets at beginning of period	55,386,199	83,628,992
Net assets at end of period	$57,596,565	$55,386,199

The accompanying notes are an integral part of these financial statements.

168   Semi-Annual Report

Lazard International Strategic Equity Portfolio		Lazard Managed Equity Volatility Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

$82,586,335	$89,333,071	$238,311	$315,398

(33,588,203)	555,754,186	288,589	(294,609)

815,508,383	(1,299,655,438)	2,644,380	(1,538,663)

864,506,515	(654,568,181)	3,171,280	(1,517,874)

—	(390,962,878)	—	(381,378)
—	(67,997,086)	—	(4,224)
—	(8,298,386)	—	—

—	(467,258,350)	—	(385,602)

520,439,052	1,191,814,486	1,664,044	20,348,996
75,683,936	220,196,653	—	30,826
6,194,368	25,261,981	—	—

—	377,793,204	—	346,406
—	62,572,751	—	2,739
—	8,184,877	—	—

(473,130,066)	(1,912,545,919)	(321,345)	(2,294,274)
(138,718,461)	(503,144,624)	—	(134,055)
(11,495,010)	(26,460,064)	—	—

(21,026,181)	(556,326,655)	1,342,699	18,300,638
843,480,334	(1,678,153,186)	4,513,979	16,397,162
5,560,275,482	7,238,428,668	20,892,067	4,494,905
$6,403,755,816	$5,560,275,482	$25,406,046	$20,892,067

Semi-Annual Report   169

	Lazard International Small Cap Equity Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	3,529,666	2,993,040
Shares sold	316,885	1,656,082
Shares issued to shareholders from reinvestment of distributions	—	146,870
Shares redeemed	(533,058)	(1,266,326)
Net increase (decrease)	(216,173)	536,626
Shares outstanding at end of period	3,313,493	3,529,666

Open Shares
Shares outstanding at beginning of period	2,031,598	3,064,171
Shares sold	101,412	401,822
Shares issued to shareholders from reinvestment of distributions	—	68,202
Shares redeemed	(382,525)	(1,502,597)
Net increase (decrease)	(281,113)	(1,032,573)
Shares outstanding at end of period	1,750,485	2,031,598

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

170   Semi-Annual Report

Lazard International Strategic Equity Portfolio		Lazard Managed Equity Volatility Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

359,227,186	376,589,551	1,963,386	361,300
36,840,892	76,867,462	140,919	1,790,614

—	29,898,424	—	33,373
(33,115,889)	(124,128,251)	(27,950)	(221,901)
3,725,003	(17,362,365)	112,969	1,602,086
362,952,189	359,227,186	2,076,355	1,963,386

64,009,753	76,885,738	17,404	27,255
5,285,295	14,094,427	—	2,695

—	4,909,122	—	262
(9,670,607)	(31,879,534)	—	(12,808)
(4,385,312)	(12,875,985)	—	(9,851)
59,624,441	64,009,753	17,404	17,404

7,549,275	7,026,668	—	—
429,342	1,599,586	—	—

—	647,215	—	—
(793,238)	(1,724,194)	—	—
(363,896)	522,607	—	—
7,185,379	7,549,275	—	—

Semi-Annual Report   171

	Lazard US Equity Concentrated Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,062,534	$17,196,730
Net realized gain (loss) on investments and foreign currency transactions	11,709,180	74,632,752
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	222,815,977	(172,165,758)
Net increase (decrease) in net assets resulting from operations	239,587,691	(80,336,276)

Distributions to shareholders (Note 2(e))
Institutional Shares	—	(126,901,740)
Open Shares	—	(5,585,479)
R6 Shares	—	(158,630)
Net decrease in net assets resulting from distributions	—	(132,645,849)

Capital stock transactions
Net proceeds from sales
Institutional Shares	168,991,263	231,478,214
Open Shares	5,074,443	15,671,466
R6 Shares	43,466	2,047,701
Issued in connection with acquisition of US Realty
Income Portfolio
Institutional Shares	—	—
Open Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	114,753,886
Open Shares	—	5,517,497
R6 Shares	—	158,630
Cost of shares redeemed
Institutional Shares	(196,025,957)	(609,674,559)
Open Shares	(19,668,130)	(49,537,525)
R6 Shares	(91,831)	(245,106)
Net increase (decrease) in net assets from capital stock transactions	(41,676,746)	(289,829,796)
Total increase (decrease) in net assets	197,910,945	(502,811,921)
Net assets at beginning of period	1,093,732,246	1,596,544,167
Net assets at end of period	$1,291,643,191	$1,093,732,246

The accompanying notes are an integral part of these financial statements.

172   Semi-Annual Report

Lazard US Equity Select Portfolio		Lazard US Realty Equity Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

$427,722	$915,707	$732,457	$805,208

2,438,347	7,992,281	727,327	2,480,557

10,145,581	(10,904,671)	10,496,157	(9,938,039)

13,011,650	(1,996,683)	11,955,941	(6,652,274)

—	(9,488,347)	—	(695,484)
—	(132,836)	—	(1,716,582)
—	(1,527,040)	—	—

—	(11,148,223)	—	(2,412,066)

1,052,660	2,797,366	4,526,543	1,624,667
19,622	54,694	1,570,378	3,032,454
5,419,699	3,687,551	—	—

—	—	—	10,788,800
—	—	—	11,850,795

—	9,486,106	—	690,667
—	132,621	—	1,661,053
—	1,527,040	—	—

(6,216,881)	(13,412,997)	(3,095,673)	(13,277,642)
(42,960)	(159,494)	(8,949,669)	(14,180,850)
(5,896,648)	(4,765,670)	—	—

(5,664,508)	(652,783)	(5,948,421)	2,189,944
7,347,142	(13,797,689)	6,007,520	(6,874,396)
71,566,959	85,364,648	59,661,514	66,535,910
$78,914,101	$71,566,959	$65,669,034	$59,661,514

Semi-Annual Report   173

	Lazard US Equity Concentrated Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	80,772,130	98,527,318
Shares sold	11,874,196	14,982,089
Shares issued in connection with acquisition of Lazard Equity Portfolio	—	—
Shares issued to shareholders from reinvestment of distributions	—	8,686,899
Shares redeemed	(13,342,430)	(41,424,176)
Net increase (decrease)	(1,468,234)	(17,755,188)
Shares outstanding at end of period	79,303,896	80,772,130

Open Shares
Shares outstanding at beginning of period	3,925,727	5,681,791
Shares sold	351,058	991,563
Shares issued in connection with acquisition of Lazard Equity Portfolio	—	—
Shares issued to shareholders from reinvestment of distributions	—	413,698
Shares redeemed	(1,358,972)	(3,161,325)
Net increase (decrease)	(1,007,914)	(1,756,064)
Shares outstanding at end of period	2,917,813	3,925,727

R6 Shares
Shares outstanding at beginning of period	147,098	23,498
Shares sold	2,961	126,703
Shares issued to shareholders from reinvestment of distributions	—	12,595
Shares redeemed	(6,336)	(15,698)
Net increase (decrease)	(3,375)	123,600
Shares outstanding at end of period	143,723	147,098

The accompanying notes are an integral part of these financial statements.

174   Semi-Annual Report

Lazard US Equity Select Portfolio		Lazard US Realty Equity Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

5,927,072	5,870,874	941,829	993,322
92,788	229,810	229,445	91,997

—	—	—	562,426

—	915,948	—	40,649
(544,214)	(1,089,560)	(160,245)	(746,565)
(451,426)	56,198	69,200	(51,493)
5,475,646	5,927,072	1,011,029	941,829

85,762	81,216	2,621,072	2,524,879
1,663	4,222	81,216	167,884

—	—	—	616,099

—	12,734	—	97,455
(3,610)	(12,410)	(458,671)	(785,245)
(1,947)	4,546	(377,455)	96,193
83,815	85,762	2,243,617	2,621,072

982,747	916,579	—	—
461,644	291,908	—	—

—	147,820	—	—
(501,121)	(373,560)	—	—
(39,477)	66,168	—	—
943,270	982,747	—	—

Semi-Annual Report   175

	Lazard US Small-Mid Cap Equity Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$341,953	$597,923
Net realized gain (loss) on investments and foreign currency transactions	10,495,539	15,587,339
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	16,239,672	(36,201,275)
Net increase (decrease) in net assets resulting from operations	27,077,164	(20,016,013)
Distributions to shareholders (Note 2(e))
Institutional Shares	—	(17,695,195)
Open Shares	—	(2,222,866)
Net decrease in net assets resulting from distributions	—	(19,918,061)
Capital stock transactions
Net proceeds from sales
Institutional Shares	6,206,295	21,485,449
Open Shares	625,703	2,442,537
Net proceeds from reinvestment of distributions
Institutional Shares	—	17,320,681
Open Shares	—	2,058,605
Cost of shares redeemed
Institutional Shares	(72,816,160)	(66,434,776)
Open Shares	(2,743,121)	(12,483,878)
Net increase (decrease) in net assets from capital stock transactions	(68,727,283)	(35,611,382)
Total increase (decrease) in net assets	(41,650,119)	(75,545,456)
Net assets at beginning of period	127,402,732	202,948,188
Net assets at end of period	$85,752,613	$127,402,732

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	10,493,688	12,081,329
Shares sold	500,114	1,436,712
Shares issued to shareholders from reinvestment of distributions	—	1,572,044
Shares redeemed	(5,572,633)	(4,596,397)
Net increase (decrease)	(5,072,519)	(1,587,641)
Shares outstanding at end of period	5,421,169	10,493,688
Open Shares
Shares outstanding at beginning of period	1,368,812	1,893,205
Shares sold	55,262	183,177
Shares issued to shareholders from reinvestment of distributions	—	201,850
Shares redeemed	(240,652)	(909,420)
Net increase (decrease)	(185,390)	(524,393)
Shares outstanding at end of period	1,183,422	1,368,812

The accompanying notes are an integral part of these financial statements.

176   Semi-Annual Report

The Lazard Funds, Inc. Financial Highlights

LAZARD DEVELOPING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$11.42	$14.48	$10.28	$9.04		$10.43	$11.81
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.11	0.03	0.05	^	0.06	0.09
Net realized and unrealized gain (loss)	1.87	(3.08)	4.20	1.29		(1.40)	(1.30)
Total from investment operations	1.92	(2.97)	4.23	1.34		(1.34)	(1.21)
Less distributions from:
Net investment income	—	(0.09)	(0.03)	(0.10)		(0.05)	(0.17)
Total distributions	—	(0.09)	(0.03)	(0.10)		(0.05)	(0.17)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$13.34	$11.42	$14.48	$10.28		$9.04	$10.43
Total Return (c)	16.81%	–20.58%	41.15%	14.81	%^	–12.84%	–10.27%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$232,303	$215,120	$268,730	$189,035		$343,788	$426,847
Ratios to average net assets (d):
Net expenses	1.14%	1.14%	1.18%	1.21	%^	1.20%	1.19%
Gross expenses	1.14%	1.14%	1.18%	1.23%		1.20%	1.19%
Net investment income (loss)	0.76%	0.83%	0.24%	0.48	%^	0.55%	0.80%
Portfolio turnover rate	37%	63%	46%	56%		66%	57%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   177

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$11.36	$14.45	$10.28	$9.05		$10.43	$11.81
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.06	(0.02)	0.01	^	0.01	0.08
Net realized and unrealized gain (loss)	1.85	(3.06)	4.19	1.28		(1.38)	(1.33)
Total from investment operations	1.88	(3.00)	4.17	1.29		(1.37)	(1.25)
Less distributions from:
Net investment income	—	(0.09)	—	(0.06)		(0.01)	(0.13)
Total distributions	—	(0.09)	—	(0.06)		(0.01)	(0.13)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$13.24	$11.36	$14.45	$10.28		$9.05	$10.43
Total Return (c)	16.55%	–20.83%#	40.56%	14.31	%^	–13.11%	–10.57%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,186	$7,263	$12,569	$7,272		$10,903	$16,029
Ratios to average net assets (d):
Net expenses	1.43%	1.51%	1.58%	1.60	%^	1.57%	1.49%
Gross expenses	1.43%	1.51%	1.58%	1.65%		1.57%	1.49%
Net investment income (loss)	0.54%	0.42%	–0.17%	0.06	%^	0.13%	0.70%
Portfolio turnover rate	37%	63%	46%	56%		66%	57%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. For Institutional Shares, the impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%. For Open Shares, the net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to the period custodian fees was offset against the period expense waivers/reimbursements with no impact to net expenses or net investment income (loss).
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.07% impact on the total return of the Portfolio’s Open Shares.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

178   Semi-Annual Report

LAZARD EMERGING MARKETS CORE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$9.89	$12.30	$8.83	$8.60	$9.62	$9.83
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.16	0.11	0.08	0.03	0.03
Net realized and unrealized gain (loss)	1.11	(2.39)	3.45	0.22	(1.03)	(0.15)
Total from investment operations	1.22	(2.23)	3.56	0.30	(1.00)	(0.12)
Less distributions from:
Net investment income	—	(0.18)	(0.09)	(0.07)	(0.01)	(0.08)
Return of capital	—	—	—	—	(0.01)	(0.01)
Total distributions	—	(0.18)	(0.09)	(0.07)	(0.02)	(0.09)
Redemption fees	—	—	—	— (b)	— (b)	—
Net asset value, end of period	$11.11	$9.89	$12.30	$8.83	$8.60	$9.62
Total Return (c)	12.34%	–18.12%	40.35%	3.47%	–10.36%	–1.25%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$229,254	$207,955	$230,343	$122,995	$102,421	$39,832
Ratios to average net assets (d):
Net expenses	1.16%	1.18%	1.20%	1.30%	1.30%	1.30%
Gross expenses	1.16%	1.18%	1.20%	1.31%	1.52%	2.28%
Net investment income (loss)	2.04%	1.44%	0.98%	0.89%	0.32%	0.28%
Portfolio turnover rate	11%	30%	15%	62%	46%	45%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   179

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$9.87	$12.27	$8.81	$8.58	$9.62	$9.83
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.11	0.06	0.07	— (b)	(0.04)
Net realized and unrealized gain (loss)	1.09	(2.37)	3.45	0.20	(1.04)	(0.11)
Total from investment operations	1.19	(2.26)	3.51	0.27	(1.04)	(0.15)
Less distributions from:
Net investment income	—	(0.14)	(0.05)	(0.04)	—	(0.05)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	—	(0.14)	(0.05)	(0.04)	—	(0.06)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$11.06	$9.87	$12.27	$8.81	$8.58	$9.62
Total Return (c)	12.06%	–18.43%	39.80%	3.17%	–10.81%	–1.56%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,209	$1,853	$1,828	$729	$2,344	$5,266
Ratios to average net assets (d):
Net expenses	1.55%	1.58%	1.60%	1.60%	1.60%	1.60%
Gross expenses	1.55%	2.00%	2.45%	2.14%	2.35%	2.81%
Net investment income (loss)	1.79%	1.00%	0.56%	0.85%	–0.04%	–0.35%
Portfolio turnover rate	11%	30%	15%	62%	46%	45%

The accompanying notes are an integral part of these financial statements.

180   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/19†	For the Period 4/6/18* to 12/31/18
R6 Shares
Net asset value, beginning of period	$9.89	$12.21
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.14
Net realized and unrealized gain (loss)	1.12	(2.28)
Total from investment operations	1.23	(2.14)
Less distributions from:
Net investment income	—	(0.18)
Total distributions	—	(0.18)
Net asset value, end of period	$11.12	$9.89
Total Return (c)	12.44%	–17.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$532	$494
Ratios to average net assets (d):
Net expenses	1.17%	1.16%
Gross expenses	2.26%	7.68%
Net investment income (loss)	2.03%	1.71%
Portfolio turnover rate	11%	30%

†	Unaudited.
*	The inception date for the R6 Shares was April 6, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   181

LAZARD EMERGING MARKETS EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 5/29/15* to
throughout each period	6/30/19†	12/31/18		12/31/17	12/31/16	12/31/15
Institutional Shares
Net asset value, beginning of period	$10.03	$12.27		$8.71	$8.06	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.19		0.12	0.12	0.08
Net realized and unrealized gain (loss)	1.07	(2.19)		3.58	0.67	(1.88)
Total from investment operations	1.19	(2.00)		3.70	0.79	(1.80)
Less distributions from:
Net investment income	—	(0.22)		(0.13)	(0.13)	(0.14)
Net realized gains	—	(—	)(b)	—	—	—
Return of capital	—	(0.02)		(0.01)	(0.01)	—
Total distributions	—	(0.24)		(0.14)	(0.14)	(0.14)
Net asset value, end of period	$11.22	$10.03		$12.27	$8.71	$8.06
Total Return (c)	11.86%	–16.23%		42.52%	9.83%	–17.97%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,956	$3,107		$4,191	$2,896	$2,618
Ratios to average net assets (d):
Net expenses	1.10%	1.10%		1.10%	1.10%	1.10%
Gross expenses	3.24%	5.60%		6.29%	9.57%	11.47%
Net investment income (loss)	2.26%	1.59%		1.15%	1.41%	1.54%
Portfolio turnover rate	29%	61%		52%	57%	38%

The accompanying notes are an integral part of these financial statements.

182   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 5/29/15* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15
Open Shares
Net asset value, beginning of period	$10.04	$12.27	$8.71	$8.06	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.16	0.08	0.09	0.06
Net realized and unrealized gain (loss)	1.06	(2.18)	3.58	0.68	(1.87)
Total from investment operations	1.17	(2.02)	3.66	0.77	(1.81)
Less distributions from:
Net investment income	—	(0.19)	(0.09)	(0.11)	(0.13)
Net realized gains	—	— (b)	—	—	—
Return of capital	—	(0.02)	(0.01)	(0.01)	—
Total distributions	—	(0.21)	(0.10)	(0.12)	(0.13)
Net asset value, end of period	$11.21	$10.04	$12.27	$8.71	$8.06
Total Return (c)	11.65%	–16.40%	42.09%	9.51%	–18.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,144	$476	$356	$120	$95
Ratios to average net assets (d):
Net expenses	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	3.76%	8.09%	12.17%	20.02%	26.37%
Net investment income (loss)	1.94%	1.35%	0.72%	1.06%	1.18%
Portfolio turnover rate	29%	61%	52%	57%	38%

†	Unaudited.
*	The Portfolio commenced operations on May 29, 2015.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   183

LAZARD EMERGING MARKETS EQUITY BLEND PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$10.02	$12.93	$9.60	$8.53		$10.00	$11.18
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.17	0.10	0.08	^	0.12	0.15
Net realized and unrealized gain (loss)	1.42	(2.89)	3.35	1.04		(1.39)	(1.12)
Total from investment operations	1.49	(2.72)	3.45	1.12		(1.27)	(0.97)
Less distributions from:
Net investment income	—	(0.19)	(0.12)	(0.05)		(0.19)	(0.21)
Return of capital	—	—	—	—		(0.01)	— (b)
Total distributions	—	(0.19)	(0.12)	(0.05)		(0.20)	(0.21)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$11.51	$10.02	$12.93	$9.60		$8.53	$10.00
Total Return (c)	14.87%	–21.05%	35.98%	13.12	%^	–12.74%	–8.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$92,241	$291,404	$385,492	$282,473		$287,857	$463,043
Ratios to average net assets (d):
Net expenses	1.15%	1.15%	1.21%	1.25	%^	1.20%	1.28%
Gross expenses	1.15%	1.15%	1.21%	1.26%		1.20%	1.28%
Net investment income (loss)	1.22%	1.39%	0.90%	0.88	%^	1.22%	1.33%
Portfolio turnover rate	31%	61%	57%	47%		38%	44%

The accompanying notes are an integral part of these financial statements.

184   Semi-Annual Report

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$10.03	$12.95	$9.62	$8.55		$9.99	$11.17
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.12	0.06	0.05	^	0.11	0.10
Net realized and unrealized gain (loss)	1.41	(2.89)	3.34	1.04		(1.38)	(1.10)
Total from investment operations	1.49	(2.77)	3.40	1.09		(1.27)	(1.00)
Less distributions from:
Net investment income	—	(0.15)	(0.07)	(0.02)		(0.17)	(0.18)
Return of capital	—	—	—	—		— (b)	— (b)
Total distributions	—	(0.15)	(0.07)	(0.02)		(0.17)	(0.18)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$11.52	$10.03	$12.95	$9.62		$8.55	$9.99
Total Return (c)	14.86%	–21.39%	35.38%	12.74	%^	–12.77%	–8.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,531	$6,200	$9,728	$6,804		$7,107	$123,756
Ratios to average net assets (d):
Net expenses	1.43%	1.53%	1.60%	1.60	%^	1.54%	1.60%
Gross expenses	1.43%	1.53%	1.61%	1.89%		1.54%	1.63%
Net investment income (loss)	1.52%	1.01%	0.50%	0.54	%^	1.10%	0.94%
Portfolio turnover rate	31%	61%	57%	47%		38%	44%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   185

LAZARD EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$16.06	$20.02	$15.96	$13.44		$17.19	$18.67
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.21	0.39	0.33	0.24	^	0.30	0.37
Net realized and unrealized gain (loss)	1.46	(4.01)	4.13	2.52		(3.76)	(1.13)
Total from investment operations	1.67	(3.62)	4.46	2.76		(3.46)	(0.76)
Less distributions from:
Net investment income	—	(0.34)	(0.40)	(0.24)		(0.23)	(0.37)
Net realized gains	—	—	—	—		(0.06)	(0.35)
Total distributions	—	(0.34)	(0.40)	(0.24)		(0.29)	(0.72)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$17.73	$16.06	$20.02	$15.96		$13.44	$17.19
Total Return (c)	10.40%	–18.09%	28.02%	20.52	%^	–20.16%	–4.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,134,436	$7,573,861	$11,285,358	$9,311,693		$8,238,638	$12,156,645
Ratios to average net assets (d):
Net expenses	1.08%	1.07%	1.08%	1.09	%^	1.10%	1.09%
Gross expenses	1.08%	1.07%	1.08%	1.09%		1.10%	1.09%
Net investment income (loss)	2.41%	2.12%	1.82%	1.59	%^	1.83%	1.97%
Portfolio turnover rate	9%	16%	14%	12%		14%	12%

The accompanying notes are an integral part of these financial statements.

186   Semi-Annual Report

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$16.53	$20.60	$16.41	$13.82		$17.65	$19.14
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.35	0.29	0.21	^	0.26	0.34
Net realized and unrealized gain (loss)	1.51	(4.12)	4.25	2.58		(3.84)	(1.16)
Total from investment operations	1.70	(3.77)	4.54	2.79		(3.58)	(0.82)
Less distributions from:
Net investment income	—	(0.30)	(0.35)	(0.20)		(0.19)	(0.32)
Net realized gains	—	—	—	—		(0.06)	(0.35)
Total distributions	—	(0.30)	(0.35)	(0.20)		(0.25)	(0.67)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$18.23	$16.53	$20.60	$16.41		$13.82	$17.65
Total Return (c)	10.28%	–18.32%	27.73%	20.17	%^	–20.33%	–4.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,034,365	$1,004,569	$1,515,715	$1,287,552		$832,706	$1,474,597
Ratios to average net assets (d):
Net expenses	1.33%	1.32%	1.34%	1.35	%^	1.37%	1.37%
Gross expenses	1.33%	1.32%	1.34%	1.35%		1.37%	1.37%
Net investment income (loss)	2.18%	1.85%	1.55%	1.35	%^	1.58%	1.76%
Portfolio turnover rate	9%	16%	14%	12%		14%	12%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   187

Selected data for a share	Six Months					For the Period
of capital stock outstanding	Ended	Year Ended				1/19/15* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15
R6 Shares
Net asset value, beginning of period	$16.06	$20.02	$15.96	$13.44		$17.26
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.40	0.35	0.23	^	0.27
Net realized and unrealized gain (loss)	1.48	(4.02)	4.11	2.53		(3.80)
Total from investment operations	1.67	(3.62)	4.46	2.76		(3.53)
Less distributions from:
Net investment income	—	(0.34)	(0.40)	(0.24)		(0.23)
Net realized gains	—	—	—	—		(0.06)
Total distributions	—	(0.34)	(0.40)	(0.24)		(0.29)
Net asset value, end of period	$17.73	$16.06	$20.02	$15.96		$13.44
Total Return (c)	10.40%	–18.09%	28.02%	20.52	%^	–20.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$180,814	$232,507	$372,568	$197,959		$144,626
Ratios to average net assets (d):
Net expenses	1.08%	1.07%	1.08%	1.09	%^	1.12%
Gross expenses	1.08%	1.07%	1.08%	1.10%		1.13%
Net investment income (loss)	2.22%	2.15%	1.91%	1.54	%^	1.79%
Portfolio turnover rate	9%	16%	14%	12%		14%

†	Unaudited.
*	The inception date for the R6 Shares was January 19, 2015.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

188   Semi-Annual Report

LAZARD EQUITY FRANCHISE PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/19†	Year Ended 12/31/18	For the Period 9/29/17* to 12/31/17
Institutional Shares
Net asset value, beginning of period	$8.84	$10.38	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.18	0.20	0.03
Net realized and unrealized gain (loss)	0.96	(0.75)	0.40
Total from investment operations	1.14	(0.55)	0.43
Less distributions from:
Net investment income	—	(0.21)	(0.03)
Net realized gains	—	(0.78)	(0.02)
Total distributions	—	(0.99)	(0.05)
Net asset value, end of period	$9.98	$8.84	$10.38
Total Return (b)	12.90%	–5.10%	4.25%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,858	$8,341	$5,566
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%
Gross expenses	1.63%	3.42%	3.21%
Net investment income (loss)	3.92%	1.94%	1.26%
Portfolio turnover rate	56%	97%	10%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   189

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/19†	Year Ended 12/31/18	For the Period 9/29/17* to 12/31/17
Open Shares
Net asset value, beginning of period	$8.84	$10.38	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.19	0.03
Net realized and unrealized gain (loss)	1.00	(0.77)	0.39
Total from investment operations	1.12	(0.58)	0.42
Less distributions from:
Net investment income	—	(0.18)	(0.02)
Net realized gains	—	(0.78)	(0.02)
Total distributions	—	(0.96)	(0.04)
Net asset value, end of period	$9.96	$8.84	$10.38
Total Return (b)	12.67%	–5.34%	4.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$225	$190	$111
Ratios to average net assets (c):
Net expenses	1.20%	1.20%	1.20%
Gross expenses	3.38%	10.19%	23.62%
Net investment income (loss)	2.49%	1.75%	1.14%
Portfolio turnover rate	56%	97%	10%

†	Unaudited.
*	The Portfolio commenced operations on September 29, 2017.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

190   Semi-Annual Report

LAZARD GLOBAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$11.72	$13.04	$10.53	$10.33	$10.32	$10.02
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.09	0.07	0.09	0.04	0.07
Net realized and unrealized gain (loss)	2.11	(1.02)	2.93	0.18	0.01	0.29
Total from investment operations	2.19	(0.93)	3.00	0.27	0.05	0.36
Less distributions from:
Net investment income	—	(0.06)	(0.10)	(0.07)	(0.04)	(0.06)
Net realized gains	—	(0.32)	(0.39)	—	—	—
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.39)	(0.49)	(0.07)	(0.04)	(0.06)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$13.91	$11.72	$13.04	$10.53	$10.33	$10.32
Total Return (c)	18.69%	–7.12%	28.52%	2.66%	0.46%	3.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70,531	$65,382	$58,201	$31,197	$20,624	$12,266
Ratios to average net assets (d):
Net expenses	1.05%	1.05%	1.05%	1.07%	1.10%	1.10%
Gross expenses	1.06%	1.08%	1.30%	1.75%	2.27%	4.62%
Net investment income (loss)	1.31%	0.70%	0.60%	0.86%	0.41%	0.64%
Portfolio turnover rate	14%	34%	34%	40%	55%	64%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   191

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$11.73	$13.04	$10.54	$10.34	$10.32	$10.01
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.05	0.04	0.06	0.01	0.04
Net realized and unrealized gain (loss)	2.10	(1.01)	2.91	0.18	0.02	0.30
Total from investment operations	2.17	(0.96)	2.95	0.24	0.03	0.34
Less distributions from:
Net investment income	—	(0.02)	(0.06)	(0.04)	(0.01)	(0.03)
Net realized gains	—	(0.32)	(0.39)	—	—	—
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.35)	(0.45)	(0.04)	(0.01)	(0.03)
Net asset value, end of period	$13.90	$11.73	$13.04	$10.54	$10.34	$10.32
Total Return (c)	18.50%	–7.33%	28.01%	2.35%	0.24%	3.54%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,005	$763	$711	$515	$290	$201
Ratios to average net assets (d):
Net expenses	1.35%	1.35%	1.35%	1.37%	1.40%	1.40%
Gross expenses	1.66%	2.80%	3.70%	5.38%	7.42%	13.34%
Net investment income (loss)	1.02%	0.41%	0.32%	0.56%	0.09%	0.35%
Portfolio turnover rate	14%	34%	34%	40%	55%	64%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

192   Semi-Annual Report

LAZARD GLOBAL LISTED INFRASTRUCTURE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$13.51	$15.99	$14.17	$13.42		$13.72	$13.13
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.30	0.41	0.39	0.31	^	0.33	0.34
Net realized and unrealized gain (loss)	1.64	(0.96)	2.54	0.92		0.89	2.01
Total from investment operations	1.94	(0.55)	2.93	1.23		1.22	2.35
Less distributions from:
Net investment income	(0.18)	(0.72)	(0.29)	(0.34)		(1.17)	(1.04)
Net realized gains	—	(1.21)	(0.82)	(0.14)		(0.35)	(0.72)
Total distributions	(0.18)	(1.93)	(1.11)	(0.48)		(1.52)	(1.76)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$15.27	$13.51	$15.99	$14.17		$13.42	$13.72
Total Return (c)	14.38%	–3.68%	20.73%	9.30	%^	9.30%	17.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,248,530	$4,924,359	$4,778,042	$2,931,161		$2,156,325	$1,372,216
Ratios to average net assets (d):
Net expenses	0.94%	0.95%	0.95%	0.96	%^	0.96%	0.98%
Gross expenses	0.94%	0.95%	0.95%	0.96%		0.96%	0.98%
Net investment income (loss)	4.09%	2.65%	2.44%	2.29	%^	2.32%	2.35%
Portfolio turnover rate	19%	49%	33%	35%		34%	41%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   193

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$13.52	$16.01	$14.20	$13.45		$13.74	$13.15
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.27	0.37	0.35	0.29	^	0.31	0.29
Net realized and unrealized gain (loss)	1.66	(0.97)	2.55	0.91		0.88	2.02
Total from investment operations	1.93	(0.60)	2.90	1.20		1.19	2.31
Less distributions from:
Net investment income	(0.16)	(0.68)	(0.27)	(0.31)		(1.13)	(1.00)
Net realized gains	—	(1.21)	(0.82)	(0.14)		(0.35)	(0.72)
Total distributions	(0.16)	(1.89)	(1.09)	(0.45)		(1.48)	(1.72)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$15.29	$13.52	$16.01	$14.20		$13.45	$13.74
Total Return (c)	14.30%	–3.98%	20.47%	9.01	%^	9.06%	17.61%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$482,217	$426,749	$633,243	$462,613		$393,786	$145,901
Ratios to average net assets (d):
Net expenses	1.20%	1.20%	1.21%	1.22	%^	1.23%	1.29%
Gross expenses	1.20%	1.20%	1.21%	1.22%		1.23%	1.29%
Net investment income (loss)	3.71%	2.36%	2.16%	2.09	%^	2.19%	2.04%
Portfolio turnover rate	19%	49%	33%	35%		34%	41%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

194   Semi-Annual Report

LAZARD GLOBAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 8/29/14* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$1.64	$2.31	$9.59	$9.67	$9.94	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.01	0.08	0.07	0.06	— (b)
Net realized and unrealized gain (loss)	0.30	(0.18)	2.24	(0.08)	(0.25)	(0.04)
Total from investment operations	0.31	(0.17)	2.32	(0.01)	(0.19)	(0.04)
Less distributions from:
Net investment income	—	(0.01)	(0.20)	(0.07)	(0.08)	(0.02)
Net realized gains	—	(0.49)	(9.40)	—	—	—
Return of capital	—	—	—	—	—	— (b)
Total distributions	—	(0.50)	(9.60)	(0.07)	(0.08)	(0.02)
Net asset value, end of period	$1.95	$1.64	$2.31	$9.59	$9.67	$9.94
Total Return (c)	18.90%	–9.16%	24.20%	–0.15%	–1.85%	–0.36%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,935	$2,505	$2,750	$19,816	$9,254	$7,112
Ratios to average net assets (d):
Net expenses	1.00%	1.05%	1.10%	1.10%	1.10%	1.10%
Gross expenses	6.17%	6.41%	2.06%	2.03%	3.83%	7.11%
Net investment income (loss)	0.92%	0.60%	0.76%	0.76%	0.63%	–0.08%
Portfolio turnover rate	22%	46%	65%	67%	65%	24%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   195

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 8/29/14* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$1.63	$2.30	$9.59	$9.67	$9.94	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.01	0.03	0.04	0.03	(0.01)
Net realized and unrealized gain (loss)	0.30	(0.19)	2.25	(0.08)	(0.25)	(0.04)
Total from investment operations	0.31	(0.18)	2.28	(0.04)	(0.22)	(0.05)
Less distributions from:
Net investment income	—	— (b)	(0.17)	(0.04)	(0.05)	(0.01)
Net realized gains	—	(0.49)	(9.40)	—	—	—
Return of capital	—	—	—	—	—	— (b)
Total distributions	—	(0.49)	(9.57)	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$1.94	$1.63	$2.30	$9.59	$9.67	$9.94
Total Return (c)	19.02%	–9.39%	23.72%	–0.45%	–2.16%	–0.46%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$143	$131	$149	$114	$114	$135
Ratios to average net assets (d):
Net expenses	1.30%	1.35%	1.41%	1.40%	1.40%	1.40%
Gross expenses	8.30%	14.05%	12.33%	13.31%	14.12%	24.52%
Net investment income (loss)	0.63%	0.29%	0.34%	0.39%	0.30%	–0.32%
Portfolio turnover rate	22%	46%	65%	67%	65%	24%

†	Unaudited.
*	The Portfolio commenced operations on August 29, 2014.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

196   Semi-Annual Report

LAZARD INTERNATIONAL QUALITY GROWTH PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/19†	For the Period 12/31/18*
Institutional Shares
Net asset value, beginning of period	$9.98	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	—
Net realized and unrealized gain (loss)	1.97	(0.02)
Total from investment operations	2.05	(0.02)
Net asset value, end of period	$12.03	$9.98
Total Return (b)	20.30%	–0.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,617	$149
Ratios to average net assets (c):
Net expenses	0.85%	0.00%
Gross expenses	6.37%	8.45%
Net investment income (loss)	1.45%	0.00%
Portfolio turnover rate	131%	—%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   197

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/19†	For the Period 12/31/18*
Open Shares
Net asset value, beginning of period	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	—
Net realized and unrealized gain (loss)	1.91	— (d)
Total from investment operations	2.00	— (d)
Net asset value, end of period	$12.00	$10.00
Total Return (b)	20.00%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5	$1
Ratios to average net assets (c):
Net expenses	1.08%	0.00%
Gross expenses	152.22%	0.40%
Net investment income (loss)	1.71%	0.00%
Portfolio turnover rate	131%	—%

†	Unaudited.
*	The Portfolio commenced operations on December 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

198   Semi-Annual Report

LAZARD INTERNATIONAL EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 5/29/15* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15
Institutional Shares
Net asset value, beginning of period	$8.70	$10.92	$8.91	$9.21	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.24	0.19	0.18	0.04
Net realized and unrealized gain (loss)	0.84	(2.01)	2.03	(0.28)	(0.70)
Total from investment operations	1.00	(1.77)	2.22	(0.10)	(0.66)
Less distributions from:
Net investment income	—	(0.33)	(0.21)	(0.20)	(0.13)
Net realized gains	—	(0.12)	—	—	—
Total distributions	—	(0.45)	(0.21)	(0.20)	(0.13)
Net asset value, end of period	$9.70	$8.70	$10.92	$8.91	$9.21
Total Return (b)	11.49%	–16.26%	24.98%	–1.13%	–6.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,289	$2,051	$2,508	$1,969	$1,797
Ratios to average net assets (c):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	8.19%	7.60%	8.91%	13.12%	14.93%
Net investment income (loss)	3.42%	2.29%	1.89%	2.08%	0.77%
Portfolio turnover rate	32%	72%	88%	92%	58%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   199

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 5/29/15* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15
Open Shares
Net asset value, beginning of period	$8.70	$10.92	$8.91	$9.21	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.21	0.16	0.15	0.03
Net realized and unrealized gain (loss)	0.84	(2.01)	2.03	(0.28)	(0.71)
Total from investment operations	0.99	(1.80)	2.19	(0.13)	(0.68)
Less distributions from:
Net investment income	—	(0.30)	(0.18)	(0.17)	(0.11)
Net realized gains	—	(0.12)	—	—	—
Total distributions	—	(0.42)	(0.18)	(0.17)	(0.11)
Net asset value, end of period	$9.69	$8.70	$10.92	$8.91	$9.21
Total Return (b)	11.38%	–16.52%	24.60%	–1.42%	–6.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$108	$97	$116	$93	$93
Ratios to average net assets (c):
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	10.94%	17.67%	20.85%	25.85%	30.10%
Net investment income (loss)	3.12%	1.99%	1.58%	1.74%	0.47%
Portfolio turnover rate	32%	72%	88%	92%	58%

†	Unaudited.
*	The Portfolio commenced operations on May 29, 2015.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

200   Semi-Annual Report

LAZARD INTERNATIONAL EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 8/29/14* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$8.34	$10.43	$8.54	$8.27	$9.53	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.14	0.13	0.14	0.10	(0.01)
Net realized and unrealized gain (loss)	1.31	(1.84)	1.86	0.25	(1.25)	(0.45)
Total from investment operations	1.50	(1.70)	1.99	0.39	(1.15)	(0.46)
Less distributions from:
Net investment income	—	(0.17)	(0.10)	(0.12)	(0.11)	(0.01)
Net realized gains	—	(0.22)	—	—	—	— (b)
Total distributions	—	(0.39)	(0.10)	(0.12)	(0.11)	(0.01)
Redemption fees	—	—	—	—	— (b)	—
Net asset value, end of period	$9.84	$8.34	$10.43	$8.54	$8.27	$9.53
Total Return (c)	17.99%	–16.20%	23.29%	4.74%	–12.06%	–4.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,136	$49,105	$69,440	$15,473	$13,753	$9,103
Ratios to average net assets (d):
Net expenses	0.95%	1.00%	1.05%	1.05%	1.06%	1.15%
Gross expenses	1.06%	1.13%	1.34%	2.29%	2.96%	7.40%
Net investment income (loss)	4.04%	1.45%	1.35%	1.64%	1.13%	–0.41%
Portfolio turnover rate	36%	76%	81%	92%	91%	45%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   201

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 8/29/14* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$8.35	$10.45	$8.56	$8.29	$9.53	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.09	0.10	0.11	0.06	(0.02)
Net realized and unrealized gain (loss)	1.33	(1.82)	1.86	0.26	(1.22)	(0.45)
Total from investment operations	1.49	(1.73)	1.96	0.37	(1.16)	(0.47)
Less distributions from:
Net investment income	—	(0.15)	(0.07)	(0.10)	(0.08)	—
Net realized gains	—	(0.22)	—	—	—	— (b)
Total distributions	—	(0.37)	(0.07)	(0.10)	(0.08)	— (b)
Redemption fees	—	—	—	—	— (b)	—
Net asset value, end of period	$9.84	$8.35	$10.45	$8.56	$8.29	$9.53
Total Return (c)	17.84%	–16.47%	22.87%	4.41%	–12.18%	–4.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$409	$399	$220	$114	$55	$559
Ratios to average net assets (d):
Net expenses	1.25%	1.29%	1.35%	1.35%	1.39%	1.45%
Gross expenses	1.95%	5.24%	8.15%	11.98%	9.93%	12.39%
Net investment income (loss)	3.46%	0.96%	1.04%	1.32%	0.60%	–0.55%
Portfolio turnover rate	36%	76%	81%	92%	91%	45%

†	Unaudited.
*	The Portfolio commenced operations on August 29, 2014.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

202   Semi-Annual Report

LAZARD INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$15.68	$19.61	$16.20	$17.08	$16.93	$17.85
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.30	0.37	0.26	0.27 ^	0.27	0.26
Net realized and unrealized gain (loss)	2.14	(3.06)	3.43	(0.98)	—	(1.02)
Total from investment operations	2.44	(2.69)	3.69	(0.71)	0.27	(0.76)
Less distributions from:
Net investment income	—	(0.42)	(0.28)	(0.17)	(0.12)	(0.16)
Net realized gains	—	(0.82)	—	—	—	—
Total distributions	—	(1.24)	(0.28)	(0.17)	(0.12)	(0.16)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$18.12	$15.68	$19.61	$16.20	$17.08	$16.93
Total Return (c)	15.56%	–13.61%#	22.81%	–4.18%^	1.62%	–4.29%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,501,284	$2,102,735	$2,835,262	$1,511,516	$736,272	$378,488
Ratios to average net assets (d):
Net expenses	0.81%	0.81%	0.81%	0.82%^	0.86%	0.90%
Gross expenses	0.81%	0.81%	0.81%	0.84%	0.87%	0.90%
Net investment income (loss)	3.50%	1.94%	1.44%	1.62%^	1.50%	1.46%
Portfolio turnover rate	16%	36%	31%	25%	30%	36%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   203

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$15.87	$19.83	$16.38	$17.23	$17.07	$18.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.27	0.32	0.30	0.13 ^	0.23	0.27
Net realized and unrealized gain (loss)	2.17	(3.08)	3.38	(0.90)	—	(1.09)
Total from investment operations	2.44	(2.76)	3.68	(0.77)	0.23	(0.82)
Less distributions from:
Net investment income	—	(0.38)	(0.23)	(0.08)	(0.07)	(0.11)
Net realized gains	—	(0.82)	—	—	—	—
Total distributions	—	(1.20)	(0.23)	(0.08)	(0.07)	(0.11)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$18.31	$15.87	$19.83	$16.38	$17.23	$17.07
Total Return (c)	15.37%	–13.83%#	22.50%	–4.46%^	1.36%	–4.57%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$259,583	$227,483	$275,014	$1,073,486	$80,221	$57,350
Ratios to average net assets (d):
Net expenses	1.06%	1.06%	1.06%	1.07%^	1.14%	1.17%
Gross expenses	1.06%	1.06%	1.06%	1.10%	1.14%	1.17%
Net investment income (loss)	3.20%	1.67%	1.69%	0.80%^	1.29%	1.49%
Portfolio turnover rate	16%	36%	31%	25%	30%	36%

The accompanying notes are an integral part of these financial statements.

204   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 4/1/15 to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15*
R6 Shares
Net asset value, beginning of period	$15.66	$19.59	$16.18	$17.07	$17.94
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.30	0.36	0.31	0.31^	0.21
Net realized and unrealized gain (loss)	2.13	(3.05)	3.38	(1.02)	(0.95)
Total from investment operations	2.43	(2.69)	3.69	(0.71)	(0.74)
Less distributions from:
Net investment income	—	(0.42)	(0.28)	(0.18)	(0.13)
Net realized gains	—	(0.82)	—	—	—
Total distributions	—	(1.24)	(0.28)	(0.18)	(0.13)
Net asset value, end of period	$18.09	$15.66	$19.59	$16.18	$17.07
Total Return (c)	15.52%	–13.62%#	22.85%	–4.17%^	–4.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$116,616	$106,516	$693,744	$79,119	$49,387
Ratios to average net assets (d):
Net expenses	0.80%	0.80%	0.80%	0.80%^	0.80%
Gross expenses	0.82%	0.81%	0.81%	0.86%	0.92%
Net investment income (loss)	3.50%	1.84%	1.68%	1.88%^	1.55%
Portfolio turnover rate	16%	36%	31%	25%	30%

†	Unaudited.
*	The inception date for the R6 Shares was April 1, 2015.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. There was a 0.02%, 0.03% and 0.02% impact on the net expenses and net investment income (loss) ratios of the Portfolio’s Institutional, Open and R6 Shares, respectively.
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represent a realized gain and were recorded in the period received. There was a 0.16%, 0.16% and 0.33% impact on the total return of the Portfolio’s Institutional, Open and R6 Shares, respectively.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   205

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$9.13	$11.02	$8.65	$8.80	$9.24	$9.76
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.18	0.13	0.12	0.12	0.15
Net realized and unrealized gain (loss)	1.23	(1.82)	2.31	(0.17)	(0.46)	(0.58)
Total from investment operations	1.38	(1.64)	2.44	(0.05)	(0.34)	(0.43)
Less distributions from:
Net investment income	—	(0.25)	(0.07)	(0.10)	(0.10)	(0.11)
Total distributions	—	(0.25)	(0.07)	(0.10)	(0.10)	(0.11)
Redemption fees	—	—	—	—	— (b)	0.02
Net asset value, end of period	$10.51	$9.13	$11.02	$8.65	$8.80	$9.24
Total Return (c)	15.12%	–14.90%	28.31%	–0.63%	–3.63%	–4.29%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$91,301	$74,582	$53,929	$28,299	$18,757	$12,749
Ratios to average net assets (d):
Net expenses	1.00%	1.05%	1.05%	1.05%	1.06%	1.15%
Gross expenses	1.00%	1.05%	1.31%	1.79%	2.13%	2.10%
Net investment income (loss)	2.94%	1.73%	1.27%	1.36%	1.25%	1.54%
Portfolio turnover rate	18%	32%	30%	42%	51%	80%

The accompanying notes are an integral part of these financial statements.

206   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$9.17	$11.03	$8.66	$8.82	$9.25	$9.79
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.15	0.10	0.10	0.11	0.11
Net realized and unrealized gain (loss)	1.24	(1.82)	2.31	(0.19)	(0.47)	(0.57)
Total from investment operations	1.37	(1.67)	2.41	(0.09)	(0.36)	(0.46)
Less distributions from:
Net investment income	—	(0.19)	(0.04)	(0.07)	(0.07)	(0.08)
Total distributions	—	(0.19)	(0.04)	(0.07)	(0.07)	(0.08)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$10.54	$9.17	$11.03	$8.66	$8.82	$9.25
Total Return (c)	14.94%	–15.16%	27.89%	–1.03%	–3.85%	–4.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,582	$1,502	$2,831	$2,092	$2,184	$3,048
Ratios to average net assets (d):
Net expenses	1.35%	1.35%	1.35%	1.35%	1.37%	1.45%
Gross expenses	1.42%	1.83%	2.07%	2.59%	2.75%	2.70%
Net investment income (loss)	2.59%	1.42%	1.01%	1.13%	1.15%	1.11%
Portfolio turnover rate	18%	32%	30%	42%	51%	80%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   207

LAZARD INTERNATIONAL EQUITY VALUE PORTFOLIO

Selected data for a		For the
share of capital stock	Six Months	Period
outstanding	Ended	10/31/18* to
throughout each period	6/30/19†	12/31/18*
Institutional Shares
Net asset value, beginning of period	$9.14	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.22	0.01
Net realized and unrealized gain (loss)	0.57	(0.86)
Total from investment operations	0.79	(0.85)
Less distributions from:
Net investment income	—	(0.01)
Total distributions	—	(0.01)
Net asset value, end of period	$9.93	$9.14
Total Return (b)	8.64%	–8.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,188	$22,945
Ratios to average net assets (c):
Net expenses	0.95%	0.95%
Gross expenses	1.95%	1.34%
Net investment income (loss)	4.55%	0.72%
Portfolio turnover rate	88%	37%

The accompanying notes are an integral part of these financial statements.

208   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/19†	For the Period 10/31/18* to 12/31/18*
Open Shares
Net asset value, beginning of period	$9.13	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.23	— (d)
Net realized and unrealized gain (loss)	0.55	(0.86)
Total from investment operations	0.78	(0.86)
Less distributions from:
Net investment income	—	(0.01)
Total distributions	—	(0.01)
Net asset value, end of period	$9.91	$9.13
Total Return (b)	8.54%	–8.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$72	$38
Ratios to average net assets (c):
Net expenses	1.20%	1.20%
Gross expenses	23.09%	7.91%
Net investment income (loss)	4.84%	0.03%
Portfolio turnover rate	88%	37%

†	Unaudited.
*	The Portfolio commenced operations on October 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   209

LAZARD INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$9.95	$13.79	$10.10	$10.90	$10.01	$10.54
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.12	0.10	0.12 ^	0.10	0.12
Net realized and unrealized gain (loss)	1.31	(3.51)	3.59	(0.62)	0.87	(0.40)
Total from investment operations	1.42	(3.39)	3.69	(0.50)	0.97	(0.28)
Less distributions from:
Net investment income	—	(0.27)	—	(0.30)	(0.08)	(0.25)
Net realized gains	—	(0.18)	—	—	—	—
Total distributions	—	(0.45)	—	(0.30)	(0.08)	(0.25)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$11.37	$9.95	$13.79	$10.10	$10.90	$10.01
Total Return (c)	14.27%	–24.88%#	36.53%	–4.64%^	9.71%	–2.77%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,672	$35,121	$41,267	$37,049	$51,828	$46,329
Ratios to average net assets (d):
Net expenses	1.12%	1.08%	1.09%	0.96%^	1.11%	1.13%
Gross expenses	1.12%	1.08%	1.09%	1.06%	1.11%	1.15%
Net investment income (loss)	2.04%	0.96%	0.85%	1.14%^	0.91%	1.13%
Portfolio turnover rate	20%	59%	35%	63%	48%	48%

The accompanying notes are an integral part of these financial statements.

210   Semi-Annual Report

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$9.97	$13.82	$10.15	$10.93	$10.03	$10.56
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.11	0.07	0.10 ^	0.07	0.09
Net realized and unrealized gain (loss)	1.32	(3.54)	3.60	(0.63)	0.88	(0.40)
Total from investment operations	1.41	(3.43)	3.67	(0.53)	0.95	(0.31)
Less distributions from:
Net investment income	—	(0.24)	—	(0.25)	(0.05)	(0.22)
Net realized gains	—	(0.18)	—	—	—	—
Total distributions	—	(0.42)	—	(0.25)	(0.05)	(0.22)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$11.38	$9.97	$13.82	$10.15	$10.93	$10.03
Total Return (c)	14.14%	–25.09%#	36.16%	–4.92%^	9.49%	–3.05%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,924	$20,265	$42,362	$44,523	$55,776	$19,994
Ratios to average net assets (d):
Net expenses	1.38%	1.34%	1.34%	1.21%^	1.38%	1.43%
Gross expenses	1.38%	1.34%	1.34%	1.30%	1.38%	1.44%
Net investment income (loss)	1.72%	0.83%	0.61%	0.91%^	0.63%	0.85%
Portfolio turnover rate	20%	59%	35%	63%	48%	48%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The impact on the net investment income per share amount was $0.01 per share. There was a 0.10% and 0.09% impact on the total return of the Institutional and Open Shares classes, respectively, of the Portfolio. There was a 0.10% and 0.09% impact on the net expenses and net investment income (loss) ratios of the Portfolio’s Institutional and Open Shares, respectively.
#	The Portfolio received settlement proceeds from a foreign exchange trading classaction lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.46% and 0.53% impact on the total return of the Portfolio’s Institutional and Open Shares, respectively.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   211

LAZARD INTERNATIONAL STRATEGIC EQUITY PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$12.89	$15.70	$12.44	$13.33	$13.72	$14.46
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.21	0.17	0.20 ^	0.16	0.19
Net realized and unrealized gain (loss)	1.80	(1.85)	3.29	(0.89)	(0.40)	(0.39)
Total from investment operations	1.99	(1.64)	3.46	(0.69)	(0.24)	(0.20)
Less distributions from:
Net investment income	—	(0.21)	(0.20)	(0.20)	(0.14)	(0.16)
Net realized gains	—	(0.96)	—	—	(0.01)	(0.38)
Total distributions	—	(1.17)	(0.20)	(0.20)	(0.15)	(0.54)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$14.88	$12.89	$15.70	$12.44	$13.33	$13.72
Total Return (c)	15.44%	–10.35%	27.85%	–5.17%^	–1.70%	–1.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,402,314	$4,630,334	$5,911,184	$5,114,357	$4,923,328	$3,727,391
Ratios to average net assets (d):
Net expenses	0.80%	0.80%	0.80%	0.81%^	0.82%	0.84%
Gross expenses	0.80%	0.80%	0.80%	0.81%	0.82%	0.84%
Net investment income (loss)	2.75%	1.36%	1.20%	1.56%^	1.15%	1.28%
Portfolio turnover rate	15%	40%	44%	47%	37%	33%

The accompanying notes are an integral part of these financial statements.

212   Semi-Annual Report

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$13.01	$15.83	$12.55	$13.44	$13.82	$14.57
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.17	0.14	0.18 ^	0.13	0.16
Net realized and unrealized gain (loss)	1.82	(1.86)	3.30	(0.90)	(0.40)	(0.41)
Total from investment operations	1.99	(1.69)	3.44	(0.72)	(0.27)	(0.25)
Less distributions from:
Net investment income	—	(0.17)	(0.16)	(0.17)	(0.10)	(0.12)
Net realized gains	—	(0.96)	—	—	(0.01)	(0.38)
Total distributions	—	(1.13)	(0.16)	(0.17)	(0.11)	(0.50)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$15.00	$13.01	$15.83	$12.55	$13.44	$13.82
Total Return (c)	15.30%	–10.55%	27.44%	–5.37%^	–1.89%	–1.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$894,400	$832,548	$1,216,861	$1,591,016	$1,783,529	$1,574,106
Ratios to average net assets (d):
Net expenses	1.05%	1.05%	1.06%	1.06%^	1.08%	1.09%
Gross expenses	1.05%	1.05%	1.06%	1.06%	1.08%	1.09%
Net investment income (loss)	2.45%	1.10%	0.97%	1.34%^	0.94%	1.06%
Portfolio turnover rate	15%	40%	44%	47%	37%	33%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   213

Selected data for a share	Six Months				For the Period
of capital stock outstanding	Ended	Year Ended			1/19/15* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15
R6 Shares
Net asset value, beginning of period	$12.90	$15.71	$12.45	$13.34	$13.70
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.21	0.16	0.19 ^	(0.03)
Net realized and unrealized gain (loss)	1.81	(1.85)	3.30	(0.88)	(0.21)
Total from investment operations	2.00	(1.64)	3.46	(0.69)	(0.24)
Less distributions from:
Net investment income	—	(0.21)	(0.20)	(0.20)	(0.11)
Net realized gains	—	(0.96)	—	—	(0.01)
Total distributions	—	(1.17)	(0.20)	(0.20)	(0.12)
Redemption fees	—	—	—	— (b)	—
Net asset value, end of period	$14.90	$12.90	$15.71	$12.45	$13.34
Total Return (c)	15.50%	–10.35%	27.82%	–5.17%^	–1.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$107,042	$97,394	$110,383	$96,284	$72,362
Ratios to average net assets (d):
Net expenses	0.80%	0.80%	0.80%	0.81%^	1.03%
Gross expenses	0.81%	0.81%	0.82%	0.82%	1.09%
Net investment income (loss)	2.71%	1.34%	1.15%	1.46%^	–0.22%
Portfolio turnover rate	15%	40%	44%	47%	37%

†	Unaudited.
*	The inception date for the R6 Shares was January 19, 2015.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

214   Semi-Annual Report

LAZARD MANAGED EQUITY VOLATILITY PORTFOLIO

Selected data for a share	Six Months				For the Period
of capital stock outstanding	Ended	Year Ended			5/29/15* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15
Institutional Shares
Net asset value, beginning of period	$10.55	$11.57	$9.99	$9.59	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.19	0.19	0.18	0.09
Net realized and unrealized gain (loss)	1.46	(1.03)	1.87	0.44	(0.33)
Total from investment operations	1.58	(0.84)	2.06	0.62	(0.24)
Less distributions from:
Net investment income	—	(0.16)	(0.17)	(0.22)	(0.17)
Net realized gains	—	(0.02)	(0.31)	—	—
Total distributions	—	(0.18)	(0.48)	(0.22)	(0.17)
Net asset value, end of period	$12.13	$10.55	$11.57	$9.99	$9.59
Total Return (b)	14.98%	–7.21%	20.57%	6.45%	–2.42%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,195	$20,709	$4,180	$2,431	$2,206
Ratios to average net assets (c):
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	1.39%	1.64%	6.51%	10.42%	13.51%
Net investment income (loss)	2.04%	1.66%	1.71%	1.82%	1.64%
Portfolio turnover rate	56%	122%	87%	91%	56%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   215

Selected data for a share	Six Months				For the Period
of capital stock outstanding	Ended	Year Ended			5/29/15* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15
Open Shares
Net asset value, beginning of period	$10.54	$11.56	$9.99	$9.59	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.15	0.16	0.15	0.08
Net realized and unrealized gain (loss)	1.47	(1.02)	1.85	0.44	(0.34)
Total from investment operations	1.57	(0.87)	2.01	0.59	(0.26)
Less distributions from:
Net investment income	—	(0.13)	(0.13)	(0.19)	(0.15)
Net realized gains	—	(0.02)	(0.31)	—	—
Total distributions	—	(0.15)	(0.44)	(0.19)	(0.15)
Net asset value, end of period	$12.11	$10.54	$11.56	$9.99	$9.59
Total Return (b)	14.90%	–7.50%	20.11%	6.14%	–2.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$211	$183	$315	$172	$175
Ratios to average net assets (c):
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	3.02%	5.86%	12.07%	17.27%	23.94%
Net investment income (loss)	1.74%	1.28%	1.42%	1.52%	1.33%
Portfolio turnover rate	56%	122%	87%	91%	56%

†	Unaudited.
*	The Portfolio commenced operations on May 29, 2015.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

216   Semi-Annual Report

LAZARD US EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$12.89	$15.31	$14.16	$13.83		$13.41	$12.59
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.18	0.14	0.06	^	0.05	0.11
Net realized and unrealized gain (loss)	2.73	(1.11)	2.05	0.97		0.88	2.23
Total from investment operations	2.79	(0.93)	2.19	1.03		0.93	2.34
Less distributions from:
Net investment income	—	(0.20)	(0.14)	(0.05)		(0.04)	(0.09)
Net realized gains	—	(1.29)	(0.90)	(0.65)		(0.47)	(1.43)
Total distributions	—	(1.49)	(1.04)	(0.70)		(0.51)	(1.52)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$15.68	$12.89	$15.31	$14.16		$13.83	$13.41
Total Return (c)	21.64%	–6.07%	15.49%	7.37	%^	7.00%	18.88%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,243,345	$1,040,851	$1,508,581	$1,230,377		$715,766	$331,074
Ratios to average net assets (d):
Net expenses	0.76%	0.75%	0.75%	0.77	%^	0.79%	0.81%
Gross expenses	0.76%	0.75%	0.75%	0.77%		0.79%	0.81%
Net investment income (loss)	0.83%	1.14%	0.90%	0.39	%^	0.36%	0.79%
Portfolio turnover rate	23%	69%	86%	84%		74%	63%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   217

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$12.99	$15.42	$14.25	$13.92		$13.50	$12.68
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.13	0.10	0.02	^	0.01	0.05
Net realized and unrealized gain (loss)	2.75	(1.11)	2.07	0.97		0.88	2.23
Total from investment operations	2.79	(0.98)	2.17	0.99		0.89	2.28
Less distributions from:
Net investment income	—	(0.16)	(0.10)	(0.01)		— (b)	(0.03)
Net realized gains	—	(1.29)	(0.90)	(0.65)		(0.47)	(1.43)
Total distributions	—	(1.45)	(1.00)	(0.66)		(0.47)	(1.46)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$15.78	$12.99	$15.42	$14.25		$13.92	$13.50
Total Return (c)	21.48%	–6.35%	15.22%	7.06	%^	6.67%	18.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,039	$50,981	$87,603	$105,619		$114,348	$8,011
Ratios to average net assets (d):
Net expenses	1.04%	1.03%	1.03%	1.03	%^	1.07%	1.25%
Gross expenses	1.04%	1.03%	1.03%	1.03%		1.07%	1.46%
Net investment income (loss)	0.51%	0.85%	0.62%	0.17	%^	0.08%	0.37%
Portfolio turnover rate	23%	69%	86%	84%		74%	63%

The accompanying notes are an integral part of these financial statements.

218   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 11/15/16* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16
R6 Shares
Net asset value, beginning of period	$12.92	$15.34	$14.18	$14.77
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.17	0.14	—	(b)^
Net realized and unrealized gain (loss)	2.74	(1.10)	2.06	0.03
Total from investment operations	2.80	(0.93)	2.20	0.03
Less distributions from:
Net investment income	—	(0.20)	(0.14)	(0.03)
Net realized gains	—	(1.29)	(0.90)	(0.59)
Total distributions	—	(1.49)	(1.04)	(0.62)
Net asset value, end of period	$15.72	$12.92	$15.34	$14.18
Total Return (c)	21.67%	–6.08%	15.52%	0.17	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,259	$1,900	$361	$140
Ratios to average net assets (d):
Net expenses	0.77%	0.75%	0.75%	0.77	%^
Gross expenses	0.90%	2.16%	8.34%	15.38%
Net investment income (loss)	0.80%	1.15%	0.91%	0.19	%^
Portfolio turnover rate	23%	69%	86%	84%

†	Unaudited.
*	The inception date for the R6 Shares was November 15, 2016.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   219

LAZARD US EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$10.23	$12.43	$11.63	$10.97	$12.43	$12.49
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.14	0.14	0.12	0.09	0.14
Net realized and unrealized gain (loss)	1.84	(0.55)	1.94	0.94	(0.69)	1.73
Total from investment operations	1.90	(0.41)	2.08	1.06	(0.60)	1.87
Less distributions from:
Net investment income	—	(0.29)	(0.21)	(0.10)	(0.10)	(0.13)
Net realized gains	—	(1.50)	(1.07)	(0.30)	(0.76)	(1.80)
Total distributions	—	(1.79)	(1.28)	(0.40)	(0.86)	(1.93)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$12.13	$10.23	$12.43	$11.63	$10.97	$12.43
Total Return (c)	18.57%	–3.12%	18.17%	9.70%	–4.75%	15.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$66,444	$60,629	$72,958	$72,151	$110,243	$119,941
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	0.90%	0.92%	0.95%	0.94%	0.90%	0.90%
Net investment income (loss)	1.11%	1.10%	1.10%	1.08%	0.77%	1.05%
Portfolio turnover rate	24%	62%	74%	68%	75%	69%

The accompanying notes are an integral part of these financial statements.

220   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$10.28	$12.48	$11.68	$11.01	$12.48	$12.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.10	0.10	0.09	0.06	0.10
Net realized and unrealized gain (loss)	1.84	(0.54)	1.94	0.94	(0.71)	1.74
Total from investment operations	1.89	(0.44)	2.04	1.03	(0.65)	1.84
Less distributions from:
Net investment income	—	(0.26)	(0.17)	(0.06)	(0.06)	(0.09)
Net realized gains	—	(1.50)	(1.07)	(0.30)	(0.76)	(1.80)
Total distributions	—	(1.76)	(1.24)	(0.36)	(0.82)	(1.89)
Net asset value, end of period	$12.17	$10.28	$12.48	$11.68	$11.01	$12.48
Total Return (c)	18.39%	–3.40%	17.75%	9.46%	–5.11%	14.77%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,020	$881	$1,013	$1,376	$1,536	$6,833
Ratios to average net assets (d):
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.44%	2.33%	2.30%	2.13%	1.51%	1.31%
Net investment income (loss)	0.81%	0.80%	0.79%	0.80%	0.50%	0.75%
Portfolio turnover rate	24%	62%	74%	68%	75%	69%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   221

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 5/19/14* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
R6 Shares
Net asset value, beginning of period	$10.23	$12.43	$11.63	$10.96	$12.43	$12.81
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.14	0.14	0.14	0.10	0.09
Net realized and unrealized gain (loss)	1.85	(0.55)	1.94	0.93	(0.71)	1.47
Total from investment operations	1.91	(0.41)	2.08	1.07	(0.61)	1.56
Less distributions from:
Net investment income	—	(0.29)	(0.21)	(0.10)	(0.10)	(0.14)
Net realized gains	—	(1.50)	(1.07)	(0.30)	(0.76)	(1.80)
Total distributions	—	(1.79)	(1.28)	(0.40)	(0.86)	(1.94)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$12.14	$10.23	$12.43	$11.63	$10.96	$12.43
Total Return (c)	18.67%	–3.13%	18.16%	9.81%	–4.78%	12.23%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,450	$10,056	$11,394	$13,297	$12,359	$14,951
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%	0.74%	0.70%	0.70%
Gross expenses	0.91%	1.01%	1.05%	1.02%	1.00%	1.06%
Net investment income (loss)	1.12%	1.10%	1.12%	1.27%	0.82%	1.14%
Portfolio turnover rate	24%	62%	74%	68%	75%	69%

†	Unaudited.
*	The inception date for the R6 Shares was May 19, 2014.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

222   Semi-Annual Report

LAZARD US REALTY EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$16.69	$18.85	$19.37	$18.93	$19.71	$16.05
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.24	0.28	0.31	0.29	0.33	0.28
Net realized and unrealized gain (loss)	3.20	(1.74)	1.18	0.72	0.55	3.85
Total from investment operations	3.44	(1.46)	1.49	1.01	0.88	4.13
Less distributions from:
Net investment income	—	(0.32)	(0.37)	(0.31)	(0.38)	(0.20)
Net realized gains	—	(0.38)	(1.64)	(0.26)	(1.28)	(0.27)
Total distributions	—	(0.70)	(2.01)	(0.57)	(1.66)	(0.47)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$20.13	$16.69	$18.85	$19.37	$18.93	$19.71
Total Return (c)	20.61%	–7.77%	7.93%	5.31%	4.63%	25.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,351	$15,715	$18,724	$19,625	$21,143	$21,806
Ratios to average net assets (d):
Net expenses	1.00%	1.00%	1.02%	1.05%	1.05%	1.05%
Gross expenses	1.03%	1.09%	1.09%	1.12%	1.09%	1.18%
Net investment income (loss)	2.49%	1.56%	1.55%	1.50%	1.64%	1.50%
Portfolio turnover rate	11%	52%	32%	41%	51%	43%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   223

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$16.77	$18.94	$19.44	$19.00	$19.78	$16.11
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.21	0.23	0.25	0.23	0.26	0.19
Net realized and unrealized gain (loss)	3.22	(1.75)	1.20	0.72	0.56	3.90
Total from investment operations	3.43	(1.52)	1.45	0.95	0.82	4.09
Less distributions from:
Net investment income	—	(0.27)	(0.31)	(0.25)	(0.32)	(0.15)
Net realized gains	—	(0.38)	(1.64)	(0.26)	(1.28)	(0.27)
Total distributions	—	(0.65)	(1.95)	(0.51)	(1.60)	(0.42)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$20.20	$16.77	$18.94	$19.44	$19.00	$19.78
Total Return (c)	20.45%	–8.06%	7.69%	4.99%	4.34%	25.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,318	$43,946	$47,811	$59,307	$75,907	$88,897
Ratios to average net assets (d):
Net expenses	1.27%	1.29%	1.30%	1.34%	1.32%	1.35%
Gross expenses	1.27%	1.29%	1.30%	1.34%	1.32%	1.42%
Net investment income (loss)	2.16%	1.27%	1.24%	1.17%	1.32%	1.01%
Portfolio turnover rate	11%	52%	32%	41%	51%	43%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

224   Semi-Annual Report

LAZARD US SMALL-MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$10.83	$14.65	$14.50	$12.86		$14.05	$15.97
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.05	0.06	0.11	^	0.02	0.03
Net realized and unrealized gain (loss)	2.30	(2.00)	1.95	1.96		(0.34)	1.74
Total from investment operations	2.33	(1.95)	2.01	2.07		(0.32)	1.77
Less distributions from:
Net investment income	—	(0.04)	(0.09)	(0.09)		— (b)	(0.01)
Net realized gains	—	(1.83)	(1.77)	(0.34)		(0.87)	(3.68)
Total distributions	—	(1.87)	(1.86)	(0.43)		(0.87)	(3.69)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$13.16	$10.83	$14.65	$14.50		$12.86	$14.05
Total Return (c)	21.51%	–13.27%	14.12%	16.28	%^	–2.14%	11.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,356	$113,677	$176,975	$189,593		$171,152	$157,742
Ratios to average net assets (d):
Net expenses	0.90%	0.87%	0.87%	0.86	%^	0.91%	0.86%
Gross expenses	0.90%	0.87%	0.87%	0.90%		0.91%	0.86%
Net investment income (loss)	0.51%	0.35%	0.39%	0.84	%^	0.13%	0.17%
Portfolio turnover rate	35%	81%	79%	91%		91%	91%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   225

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$10.03	$13.72	$13.68	$12.16		$13.38	$15.41
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.01	0.01	0.06	^	(0.02)	(0.02)
Net realized and unrealized gain (loss)	2.13	(1.87)	1.84	1.85		(0.33)	1.67
Total from investment operations	2.14	(1.86)	1.85	1.91		(0.35)	1.65
Less distributions from:
Net investment income	—	— (b)	(0.04)	(0.05)		— (b)	—
Net realized gains	—	(1.83)	(1.77)	(0.34)		(0.87)	(3.68)
Total distributions	—	(1.83)	(1.81)	(0.39)		(0.87)	(3.68)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$12.17	$10.03	$13.72	$13.68		$12.16	$13.38
Total Return (c)	21.34%	–13.49%	13.82%	15.92	%^	–2.47%	11.01%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,396	$13,726	$25,973	$30,332		$36,860	$15,851
Ratios to average net assets (d):
Net expenses	1.17%	1.18%	1.17%	1.16	%^	1.20%	1.20%
Gross expenses	1.17%	1.18%	1.17%	1.20%		1.20%	1.20%
Net investment income (loss)	0.23%	0.04%	0.09%	0.51	%^	–0.13%	–0.15%
Portfolio turnover rate	35%	81%	79%	91%		91%	91%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The impact on the net investment income per share amount was $0.01 per share. There was a 0.08% impact on the total return of the Institutional Shares class of the Portfolio. There was a 0.04% impact on the net expenses and net investment income (loss) ratios of the Portfolio.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

226   Semi-Annual Report

The Lazard Funds, Inc. Notes to Financial Statements

June 30, 2019 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2019, the Fund was comprised of thirty-two no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of Developing Markets Equity, Emerging Markets Core Equity, Emerging Markets Equity Advantage, Emerging Markets Equity Blend, Emerging Markets Equity, Equity Franchise, Global Equity Select, Global Listed Infrastructure, Global Strategic Equity, International Equity Advantage, International Equity Concentrated, International Equity, International Equity Select, International Equity Value, International Small Cap Equity, International Strategic Equity, International Quality Growth (formerly International Compounders), Managed Equity Volatility, US Equity Concentrated, US Equity Select, US Realty Equity and US Small-Mid Cap Equity Portfolios. The financial statements of the other ten Portfolios are presented separately.

The Portfolios, other than Equity Franchise, International Equity Concentrated, International Equity Value, US Equity Concentrated, and US Realty Equity Portfolios, are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ Prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with US Generally Accepted Accounting Principles (“GAAP”). The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

Semi-Annual Report   227

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for domestic equity securities) or the closing price (for foreign equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the NASDAQ National Market System (“NASDAQ”), the NASDAQ Official Closing Price. If there is no available closing price for a foreign equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on Europe, Latin and South America and Far East securities exchanges and in over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, European or Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), which meets periodically under the direction of the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

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If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant American Depository Receipts (“ADRs”) or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income,

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net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements. Such amounts, if and when recorded, could result in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates

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on the value of assets and liabilities, other than investments in securities, during the period.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the US dollar.

The US dollar value of forward currency contracts is determined using quotations provided by an independent pricing service. Daily fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, a Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period ended June 30, 2019, the Global Listed Infrastructure Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is to have each Portfolio qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2018, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Developing Markets Equity	$42,311,826	$81,496,065
Emerging Markets Core Equity	2,480,814	—
Emerging Markets Equity Blend	11,274,953	38,896,176
Emerging Markets Equity	95,082,877	676,889,120
International Equity Value	525,300	—

Under current tax law, post- October capital losses or certain late year ordinary losses, as defined by the Code, within the taxable

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year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2018, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral
Emerging Markets Equity Advantage	$66,380	$—
Global Equity Select	330,136	—
Global Listed Infrastructure	5,706,036	—
International Equity Advantage	28,394	2,517
International Equity Concentrated	1,810,394	313
International Equity	41,680,902	—
International Equity Select	363,804	9,494
International Equity Value	—	1,770
International Strategic Equity	1,231,230	—
Managed Equity Volatility	261,488	—
US Equity Concentrated	14,024,506	—
US Equity Select	228,014	—
US Small-Mid Cap Equity	1,910,623	—

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developing Markets Equity	$221,831,542	$31,287,930	$10,963,712	$20,324,218
Emerging Markets Core Equity	220,741,602	25,236,185	15,324,582	9,911,603
Emerging Markets Equity Advantage	9,374,032	883,124	297,744	585,380
Emerging Markets Equity Blend	96,407,909	7,001,647	5,576,383	1,425,264
Emerging Markets Equity	7,884,933,417	1,350,359,295	904,326,516	446,032,779
Equity Franchise	37,858,698	1,060,241	1,931,310	(871,069)
Global Equity Select	59,971,139	13,668,296	1,659,478	12,008,818
Global Listed Infrastructure	6,334,813,350	629,696,573	245,501,525	384,195,048
Global Strategic Equity	2,608,866	546,353	73,855	472,498
International Equity Advantage	2,388,914	176,539	162,853	13,686

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Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Equity Concentrated	$83,716,564	$5,540,055	$2,313,310	$3,226,745
International Equity	2,576,428,768	374,502,936	78,459,797	296,043,139
International Equity Select	86,773,009	8,354,741	3,778,223	4,576,518
International Equity Value	25,273,601	1,344,001	1,643,647	(299,646)
International Small Cap Equity	53,912,384	6,428,113	4,288,510	2,139,603
International Strategic Equity	5,538,415,103	998,538,995	194,183,929	804,355,066
International Quality Growth	3,058,795	606,154	28,675	577,479
Managed Equity Volatility	23,975,017	2,140,304	572,474	1,567,830
US Equity Concentrated	1,090,007,758	207,076,637	9,756,083	197,320,554
US Equity Select	65,507,840	14,008,731	612,243	13,396,488
US Realty Equity	55,641,847	10,848,358	1,001,256	9,847,102
US Small-Mid Cap Equity	75,631,067	9,733,370	3,025,074	6,708,296

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—Dividends from net investment income, if any, will be declared and paid annually, except that the Global Listed Infrastructure Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second distribution may be

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required. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

REIT distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment companies, expiring capital loss carryovers, certain expenses, foreign capital gains taxes, distributions in excess of current earnings, equalization, non-REIT non-taxable dividend adjustment to income, distributions redesignations, adjustments in relation to merger, return of capital distributions and distributions from real estate investment trusts and partnerships. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(f) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. Organizational costs are expensed as incurred.

(g) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets.

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Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. The Portfolios’ income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(h) Redemption Fee—Until August 15, 2016, the Portfolios imposed a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees were retained by the Portfolios and are included as paid in capital on the Statements of Assets and Liabilities. As of August 15, 2016, redemption fees no longer apply to transactions in Portfolio shares.

(i) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(j) Net Asset Value—NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. NAV per share is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with invest-

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ment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Developing Markets Equity	1.00%
Emerging Markets Core Equity	1.00
Emerging Markets Equity Advantage	0.85
Emerging Markets Equity Blend	1.00
Emerging Markets Equity	1.00
Equity Franchise	0.80
Global Equity Select	0.80
Global Listed Infrastructure	0.90
Global Strategic Equity	0.75
International Equity Advantage	0.65
International Equity Concentrated	0.80
International Equity	0.75
International Equity Select	0.75
International Equity Value	0.80
International Small Cap Equity	0.75
International Strategic Equity	0.75
International Quality Growth	0.75
Managed Equity Volatility	0.60
US Equity Concentrated	0.70
US Equity Select	0.65
US Realty Equity	0.75
US Small-Mid Cap Equity	0.75

The Investment Manager has voluntarily agreed, until May 1 of the year shown below (except as noted), to waive its fees and, if necessary, reimburse the Portfolios if the aggregate direct expenses of the Portfolios, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A) and extraordinary expenses including, for the purposes of the expense limitation agreement only, fees related to filing foreign tax reclaims exceed the percentages of the value of the Port-

236   Semi-Annual Report

folio’s average daily net assets set forth opposite the Portfolio’s name on table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expense.

Portfolio	Institutional Shares	Open Shares	R6 Shares		Year
Developing Markets Equity	1.25%	1.55%	N/A	%	2020
Emerging Markets Core Equity	1.25	1.55	1.20		2020
Emerging Markets Equity Advantage	1.10	1.40	N/A		2020
Emerging Markets Equity Blend	1.25	1.55	N/A		2020
Emerging Markets Equity	1.20	1.50	1.15		2020
Equity Franchise	0.95	1.20	N/A		2020
Global Equity Select	1.05	1.35	N/A		2020
Global Listed Infrastructure	1.20	1.50	N/A		2029	(a)
Global Strategic Equity	1.00	1.30	N/A		2020
International Equity Advantage	0.90	1.20	N/A		2020
International Equity Concentrated	0.95	1.25	N/A		2020
International Equity	0.85	1.15	0.80		2020
International Equity Select	1.05	1.35	N/A		2020	(b)
International Equity Value	0.95	1.20	N/A		2020	(c)
International Small Cap Equity	1.13	1.43	N/A		2020
International Strategic Equity	1.05	1.35	1.00		2020
International Quality Growth	0.85	1.10	N/A		2020	(d)
Managed Equity Volatility	0.75	1.05	N/A		2020
US Equity Concentrated	0.90	1.20	0.85		2020	(e)
US Equity Select	0.75	1.05	0.75		2020
US Realty Equity	1.00	1.30	N/A		2029	(a)
US Small-Mid Cap Equity	1.15	1.45	N/A		2020

(a)	Agreement is through May 1, 2029.
(b)	Agreement extends from May 1, 2020 through May 2029, at levels of 1.15% and 1.45%, respectively.
(c)	Agreement is until October 31, 2020.
(d)	Agreement is until December 31, 2020.
(e)	Agreement extends from May 1, 2020 through May 1 2029, at levels of 1.10%, 1.40%, and 1.05%, respectively.

In addition, until May 1, 2020, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

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During the period ended June 30, 2019, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Emerging Markets Core Equity	$—	$—	$34	$—
Emerging Markets Equity Advantage	29,685	44,975	3,816	6,781
Equity Franchise	59,632	—	860	1,478
Global Equity Select	4,678	—	1,317	—
Global Strategic Equity	10,319	60,751	523	4,358
International Equity Advantage	7,185	73,361	338	4,725
International Equity Concentrated	37,529	—	1,495	—
International Equity Select	—	—	612	—
International Equity Value	98,430	19,061	246	1,407
International Quality Growth	12,092	73,893	23	1,524
Managed Equity Volatility	69,447	4,940	600	1,365
US Equity Select	46,646	—	1,908	—
US Realty Equity	2,277	—	—	—

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
Emerging Markets Core Equity	$2,654	$251
International Equity	8,297	—
International Strategic Equity	2,537	—
US Equity Concentrated	1,274	—
US Equity Select	9,392	—

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street provides the Fund with custody and certain fund administration and accounting services.

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The difference between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, certain Portfolios experienced management fee waivers during the year ended December 31, 2016. Accordingly, the reimbursement of out-of-pocket expenses resulted in the reduction in the waiver

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of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears the cost of printing and mailing prospectuses to potential investors and certain expenses in connection with the offering of Portfolio shares.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for distribution and servicing of accounts. The Distributor may make payments to certain financial institutions, securities dealers and other industry professionals for providing these services.

DST is the Fund’s transfer and dividend disbursing agent. During the period ended June 30, 2019, DST waived $6,107 and $10,167 of its fees for the International Quality Growth and International Equity Value Portfolio, respectively.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For the period ended June 30, 2019, each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex: (1) an annual retainer of $232,000, (2) an additional annual fee of $33,000 to the lead Independent Director (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund), and (3) an additional annual fee of $23,000 to the Audit Committee Chair. The Independent Directors may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors also are reimbursed for travel and other out- of- pocket expenses for attending Board and committee meetings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent

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Directors’ fees are allocated among the funds in the Lazard Fund Complex at a rate of $5,000 per fund with the remainder allocated based upon each fund’s proportionate share of combined net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2019 were as follows:

Portfolio	Purchases	Sales
Developing Markets Equity	$91,341,186	$109,727,078
Emerging Markets Core Equity	24,385,527	29,318,392
Emerging Markets Equity Advantage	8,221,595	2,232,482
Emerging Markets Equity Blend	88,012,269	321,120,857
Emerging Markets Equity	748,125,794	2,129,264,938
Equity Franchise	37,724,013	–9,587,512
Global Equity Select	10,138,020	9,780,951
Global Listed Infrastructure	1,576,499,208	1,101,142,171
Global Strategic Equity	610,514	703,680
International Equity Advantage	734,777	790,998
International Equity Concentrated	47,770,368	23,485,971
International Equity	527,760,227	417,876,039
International Equity Select	19,988,928	15,473,634
International Equity Value	22,481,916	21,809,727
International Quality Growth	6,725,335	3,805,497
International Small Cap Equity	11,300,647	16,446,196
International Strategic Equity	870,884,889	956,851,409
Managed Equity Volatility	14,274,770	12,772,651
US Equity Concentrated	262,178,348	333,782,823
US Equity Select	18,312,995	25,911,447
US Realty Equity	7,391,082	13,303,682
US Small-Mid Cap Equity	44,648,990	115,518,517

For the period ended June 30, 2019, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

At June 30, 2019, the Investment Manager owned 24.85%, 15.06%, 94.30%, 95.10% and 89.85% of the outstanding shares of the

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Emerging Markets Equity Advantage, Equity Franchise, Global Strategic Equity, International Quality Growth and International Equity Advantage Portfolios, respectively.

Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated persons” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Emerging Markets Equity Portfolio for the period ended June 30, 2019 were as follows:

Non-Controlled Affiliates	Number of Shares Held at December 31, 2018	Gross Additions	Gross Reductions	Number of Shares Held at June 30, 2019
Imperial Logistics, Ltd. *	7,191,474	—	(5,181,391)	2,010,083
Weichai Power Co., Ltd., Class H *	118,270,288	—	(23,471,000)	94,799,288

Non-Controlled Affiliates	Fair Value at June 30, 2019	Investment Income	Realized Gain (Loss)
Imperial Logistics, Ltd.*	$7,342,755	$485,533	$(11,393,823)
Weichai Power Co., Ltd., Class H*	160,452,464	—	9,037,714
Total Securities	$167,795,219	$485,533	$(2,356,109)

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total change in unrealized depreciation of $(27,195,519) is included in the Statement of Operations.

6. Line of Credit

The Fund has a $50 million Line of Credit Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the higher of the Federal Funds rate or One-Month LIBOR rate plus 1.00%, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2019, the following Portfolios had borrowings under the Agreement as follows:

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Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
Developing Markets Equity	$7,303,333	$13,375,000	3.44%	3
Emerging Markets Core Equity	871,250	1,260,000	3.42	4
Emerging Markets Equity Blend	19,499,743	47,672,499	3.42	6
Equity Franchise	105,000	105,000	3.48	4
International Equity Concentrated	330,000	330,000	3.51	1
International Small Cap Equity	392,000	480,000	3.44	5
US Equity Select	255,000	255,000	3.48	1
US Realty Equity	605,000	1,190,000	3.49	4

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with LIBOR. A Portfolio’s outstanding balance on the line of credit, if any, would be categorized as Level 2.

7. Investment Risks

(a) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(b) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political,

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economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(c) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. For Portfolios other than the Global Listed Infrastructure Portfolio, the Investment Manager generally does not intend to actively hedge the Portfolio’s foreign currency exposure.

(d) Infrastructure Companies Risk—Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to: regulation by various government authorities, including rate regulation; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; general changes in market sentiment towards infrastructure and utilities assets; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing dereg-

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ulatory environment; and technological innovations that may render existing plants, equipment or products obsolete.

(e) Realty Companies, Real Estate Investments and REITs Risk—Portfolios that invest in Realty Companies (as defined in the Fund’s prospectus), Real Estate Investments and/or Real Estate Investment Trusts (REITs) could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by a Portfolio may be determined to a great extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of a Portfolio could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors or in a more broad-based portfolio generally.

The risks related to investments in Realty Companies and Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

REITS are subject to similar risks as Real Estate Investments and Realty Companies. The risks related to investments in Real Estate Investments and Realty Companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of common stocks of other stocks

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traded on national exchanges, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in REITs may be adversely affected if the REIT fails to comply with applicable laws and regulations. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, and they generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

(f) Non-Diversification Risk—A Portfolio’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(g) Forward Currency Contracts Risk—Forward currency contracts may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risk of default by the counterparty to the contracts and can be illiquid. These contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Derivatives transactions incur costs, either explicitly or implicitly, which reduce return. Successful use of derivatives is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market. Use of forward currency contracts, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation technique may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2019:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Developing Markets Equity Portfolio
Common Stocks*
Brazil	$18,913,775	$—	$—	$18,913,775
Canada	2,631,869	—	—	2,631,869
China	22,782,049	46,875,926	—	69,657,975
Colombia	6,367,087	—	—	6,367,087
Hong Kong	—	4,085,461	—	4,085,461
India	13,890,222	8,847,786	—	22,738,008
Indonesia	—	6,515,012	—	6,515,012
Macau	—	1,784,448	—	1,784,448
Mexico	3,831,318	—	—	3,831,318
Peru	5,781,122	—	—	5,781,122
Philippines	—	3,598,668	—	3,598,668
Portugal	—	6,431,898	—	6,431,898
Russia	7,194,730	13,239,663	—	20,434,393
South Africa	—	9,164,773	—	9,164,773
South Korea	—	22,078,006	—	22,078,006
Taiwan	2,995,650	17,237,851	—	20,233,501
United Arab Emirates	—	3,054,209	—	3,054,209
United Kingdom	—	3,749,738	—	3,749,738
Preferred Stocks*
Brazil	5,321,095	—	—	5,321,095
Short-Term Investments	5,783,404	—	—	5,783,404
Total	$95,492,321	$146,663,439	$—	$242,155,760

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Emerging Markets Core Equity Portfolio
Common Stocks*
Argentina	$1,675,496	$—	$—	$1,675,496
Brazil	20,266,041	—	—	20,266,041
Canada	2,390,508	—	—	2,390,508
China	19,046,027	43,923,827	—	62,969,854
Colombia	2,710,224	—	—	2,710,224
Hong Kong	—	2,810,596	—	2,810,596
Hungary	—	2,226,738	—	2,226,738
India	12,058,136	12,539,906	—	24,598,042
Indonesia	2,086,567	3,286,225	—	5,372,792
Luxembourg	3,862,900	—	—	3,862,900
Mexico	7,440,429	—	—	7,440,429
Peru	2,643,911	—	—	2,643,911
Philippines	—	4,604,249	—	4,604,249
Portugal	—	2,155,924	—	2,155,924
Russia	820,261	15,720,753	—	16,541,014
South Africa	—	12,564,219	—	12,564,219
South Korea	—	22,556,927	—	22,556,927
Taiwan	12,306,766	8,372,665	—	20,679,431
Thailand	—	3,169,967	—	3,169,967
United Kingdom	4,201,824	—	—	4,201,824
Preferred Stocks*
Brazil	1,922,085	—	—	1,922,085
Short-Term Investments	3,290,034	—	—	3,290,034
Total	$96,721,209	$133,931,996	$—	$230,653,205

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Emerging Markets Equity Advantage Portfolio
Common Stocks*
Argentina	$54,008	$—	$—	$54,008
Brazil	532,124	—	—	532,124
Chile	71,981	—	—	71,981
China	571,524	2,545,378	—	3,116,902
Colombia	39,744	—	—	39,744
Egypt	35,620	—	—	35,620
Greece	—	12,915	—	12,915
Hong Kong	—	42,491	—	42,491
Hungary	—	93,404	—	93,404
India	453,466	254,211	—	707,677
Indonesia	—	252,675	—	252,675
Malaysia	—	216,507	—	216,507
Mexico	313,774	—	—	313,774
Peru	17,626	—	—	17,626
Philippines	—	166,965	—	166,965
Poland	—	91,751	—	91,751
Russia	—	522,528	—	522,528
South Africa	—	398,693	—	398,693
South Korea	49,705	1,315,450	—	1,365,155
Taiwan	489,508	729,562	—	1,219,070
Thailand	—	274,183	—	274,183
Turkey	29,644	67,261	—	96,905
United States	76,969	—	—	76,969
Preferred Stocks*
Brazil	58,105	—	—	58,105
Short-Term Investments	181,640	—	—	181,640
Total	$2,975,438	$6,983,974	$—	$9,959,412

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Emerging Markets Equity Blend Portfolio
Common Stocks*
Argentina	$1,132,662	$—	$—	$1,132,662
Brazil	6,173,907	—	—	6,173,907
Canada	667,954	—	—	667,954
Chile	196,876	—	—	196,876
China	8,716,943	16,619,000	—	25,335,943
Colombia	1,714,536	—	—	1,714,536
Egypt	—	1,133,753	—	1,133,753
Estonia	—	79,744	—	79,744
Georgia	—	569,907	—	569,907
Greece	—	1,051,404	—	1,051,404
Hong Kong	—	1,619,862	—	1,619,862
Hungary	—	989,060	—	989,060
India	2,566,517	8,525,029	—	11,091,546
Indonesia	980,417	3,579,916	—	4,560,333
Kenya	—	164,974	—	164,974
Kuwait	—	233,211	—	233,211
Mexico	2,970,953	—	—	2,970,953
Oman	—	192,178	—	192,178
Pakistan	—	118,154	—	118,154
Philippines	473,615	785,075	—	1,258,690
Russia	5,023,877	1,899,614	—	6,923,491
Singapore	—	412,772	—	412,772
South Africa	—	1,067,223	—	1,067,223
South Korea	—	10,993,832	—	10,993,832
Taiwan	799,905	6,102,849	—	6,902,754
Thailand	—	423,787	—	423,787
Turkey	878,084	—	—	878,084
Ukraine	—	197,081	—	197,081
United Arab Emirates	—	1,427,534	—	1,427,534
Preferred Stocks*
Brazil	1,450,493	—	—	1,450,493
Short-Term Investments	5,900,475	—	—	5,900,475
Total	$39,647,214	$58,185,959	$—	$97,833,173

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Emerging Markets Equity Portfolio
Common Stocks*
Argentina	$157,388,921	$—	$—	$157,388,921
Brazil	737,455,656	—	—	737,455,656
China	436,454,622	1,158,768,322	—	1,595,222,944
Egypt	—	94,352,865	—	94,352,865
Hong Kong	—	83,882,613	—	83,882,613
Hungary	—	136,982,231	—	136,982,231
India	86,405,196	808,737,307	—	895,142,503
Indonesia	140,194,396	329,270,630	—	469,465,026
Luxembourg	62,644,007	—	—	62,644,007
Malaysia	—	51,814,813	—	51,814,813
Mexico	276,741,167	—	—	276,741,167
Pakistan	—	67,015,364	—	67,015,364
Philippines	67,696,078	—	—	67,696,078
Russia	124,936,876	684,615,683	—	809,552,559
South Africa	—	610,356,043	—	610,356,043
South Korea	—	1,182,552,396	—	1,182,552,396
Taiwan	—	388,782,739	—	388,782,739
Thailand	—	153,229,557	—	153,229,557
Turkey	—	182,392,746	—	182,392,746
Short-Term Investments	308,295,968	—	—	308,295,968
Total	$2,398,212,887	$5,932,753,309	$—	$8,330,966,196

Lazard Equity Franchise Portfolio
Common Stocks*
Belgium	$—	$1,726,929	$—	$1,726,929
France	—	1,996,081	—	1,996,081
Germany	—	1,109,581	—	1,109,581
Italy	—	2,041,550	—	2,041,550
Luxembourg	—	2,104,093	—	2,104,093
Spain	—	755,486	—	755,486
United Kingdom	—	2,539,774	—	2,539,774
United States	23,713,278	—	—	23,713,278
Short-Term Investments	1,000,857	—	—	1,000,857
Total	$24,714,135	$12,273,494	$—	$36,987,629

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Global Equity Select Portfolio
Common Stocks*
Belgium	$—	$1,064,197	$—	$1,064,197
Canada	3,989,544	—	—	3,989,544
China	519,364	837,990	—	1,357,354
Finland	—	1,236,559	—	1,236,559
France	—	792,390	—	792,390
Germany	—	793,377	—	793,377
Hong Kong	—	2,301,967	—	2,301,967
India	382,706	—	—	382,706
Israel	—	880,962	—	880,962
Japan	—	3,707,764	—	3,707,764
Netherlands	—	1,895,123	—	1,895,123
Singapore	—	1,028,323	—	1,028,323
South Africa	—	1,072,882	—	1,072,882
South Korea	—	259,475	—	259,475
Sweden	—	2,190,510	—	2,190,510
Switzerland	—	2,278,414	—	2,278,414
Taiwan	690,019	—	—	690,019
United Kingdom	1,094,631	7,682,605	—	8,777,236
United States	33,590,525	—	—	33,590,525
Short-Term Investments	3,690,630	—	—	3,690,630
Total	$43,957,419	$28,022,538	$—	$71,979,957

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Global Listed Infrastructure Portfolio
Assets:
Common Stocks*
Australia	$—	$595,817,712	$—	$595,817,712
Canada	63,990,916	—	—	63,990,916
France	—	497,928,959	—	497,928,959
Germany	—	206,859,697	—	206,859,697
Hong Kong	—	244,921,164	—	244,921,164
Italy	—	1,561,653,441	—	1,561,653,441
Luxembourg	—	247,735,433	—	247,735,433
Portugal	—	56,661,970	—	56,661,970
United Kingdom	—	1,303,598,447	—	1,303,598,447
United States	1,428,920,016	—	—	1,428,920,016
Short-Term Investments	522,234,791	—	—	522,234,791
Total	$2,015,145,723	$4,715,176,823	$—	$6,730,322,546
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(11,314,148)	$—	$(11,314,148)

Global Strategic Equity Portfolio
Common Stocks*
Belgium	$—	$45,168	$—	$45,168
Canada	141,943	—	—	141,943
China	40,837	40,717	—	81,554
Denmark	—	38,112	—	38,112
Finland	—	46,862	—	46,862
France	—	132,048	—	132,048
Germany	—	51,494	—	51,494
Hong Kong	—	54,053	—	54,053
India	47,628	—	—	47,628
Ireland	17,510	—	—	17,510
Israel	—	46,368	—	46,368
Japan	—	143,340	—	143,340
Netherlands	—	47,232	—	47,232
New Zealand	—	33,153	—	33,153
South Africa	—	73,345	—	73,345
Switzerland	—	160,975	—	160,975
United Kingdom	—	224,811	—	224,811
United States	1,559,742	—	—	1,559,742
Short-Term Investments	136,026	—	—	136,026
Total	$1,943,686	$1,137,678	$—	$3,081,364

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Lazard International Quality Growth Portfolio
Common Stocks*
Australia	$—	$76,871	$—	$76,871
Canada	500,303	—	—	500,303
China	69,305	113,101	—	182,406
Denmark	—	153,902	—	153,902
France	—	141,061	—	141,061
Germany	—	183,554	—	183,554
India	159,949	—	—	159,949
Israel	73,759	—	—	73,759
Japan	—	287,332	—	287,332
Netherlands	—	146,558	—	146,558
Norway	—	70,743	—	70,743
Philippines	—	33,706	—	33,706
South Africa	—	161,249	—	161,249
Spain	—	55,524	—	55,524
Sweden	—	220,815	—	220,815
Switzerland	—	296,827	—	296,827
Taiwan	88,877	—	—	88,877
United Kingdom	—	472,460	—	472,460
United States	123,314	70,930	—	194,244
Short-Term Investments	136,134	—	—	136,134
Total	$1,151,641	$2,484,633	$—	$3,636,274

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
International Equity Advantage Portfolio
Common Stocks*
Australia	$—	$161,869	$—	$161,869
Austria	—	2,252	—	2,252
Belgium	—	5,556	—	5,556
China	—	34,185	—	34,185
Denmark	—	55,161	—	55,161
Finland	—	1,635	—	1,635
France	—	256,730	—	256,730
Germany	—	217,383	—	217,383
Hong Kong	—	95,884	—	95,884
Ireland	—	4,675	—	4,675
Israel	2,173	4,281	—	6,454
Italy	—	76,476	—	76,476
Japan	31,899	514,783	—	546,682
Luxembourg	—	2,328	—	2,328
Macau	—	2,696	—	2,696
Netherlands	—	141,127	—	141,127
Norway	—	56,277	—	56,277
Singapore	—	5,759	—	5,759
Spain	—	70,640	—	70,640
Sweden	—	48,572	—	48,572
Switzerland	—	234,758	—	234,758
United Kingdom	—	313,917	—	313,917
Short-Term Investments	61,584	—	—	61,584
Total	$95,656	$2,306,944	$—	$2,402,600

International Equity Concentrated Portfolio
Common Stocks*
Australia	$2,271,112	$—	$—	$2,271,112
Belgium	—	3,650,294	—	3,650,294
Canada	9,227,519	—	—	9,227,519
China	—	7,247,425	—	7,247,425
France	—	13,992,118	—	13,992,118
Germany	—	6,441,381	—	6,441,381
Japan	—	9,984,903	—	9,984,903
Mexico	4,681,199	—	—	4,681,199
Netherlands	—	2,249,320	—	2,249,320
South Korea	—	3,098,752	—	3,098,752
United Kingdom	—	9,173,524	—	9,173,524
United States	8,025,599	—	—	8,025,599
Preferred Stocks*
Germany	—	3,067,492	—	3,067,492
Short-Term Investments	3,832,671	—	—	3,832,671
Total	$28,038,100	$58,905,209	$—	$86,943,309

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
International Equity Portfolio
Common Stocks*
Australia	$34,279,063	$42,057,849	$—	$76,336,912
Belgium	—	76,136,306	—	76,136,306
Canada	152,991,907	—	—	152,991,907
China	—	48,498,012	—	48,498,012
Denmark	—	44,574,594	—	44,574,594
Finland	—	71,065,222	—	71,065,222
France	—	372,659,375	—	372,659,375
Germany	—	143,326,096	—	143,326,096
India	32,249,663	—	—	32,249,663
Ireland	30,937,223	—	—	30,937,223
Israel	—	33,711,602	—	33,711,602
Japan	—	368,083,825	—	368,083,825
Netherlands	—	212,346,156	—	212,346,156
Norway	—	67,222,737	—	67,222,737
Singapore	—	76,549,038	—	76,549,038
South Korea	—	35,095,375	—	35,095,375
Spain	—	41,097,428	—	41,097,428
Sweden	—	101,441,028	—	101,441,028
Switzerland	—	137,370,485	—	137,370,485
United Arab Emirates	—	14,798,852	—	14,798,852
United Kingdom	—	388,593,611	—	388,593,611
United States	165,720,908	28,409,225	—	194,130,133
Preferred Stocks*
Germany	—	50,322,906	—	50,322,906
Short-Term Investments	102,933,421	—	—	102,933,421
Total	$519,112,185	$2,353,359,722	$—	$2,872,471,907

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
International Equity Select Portfolio
Common Stocks*
Australia	$—	$1,207,675	$—	$1,207,675
Belgium	—	2,058,073	—	2,058,073
Brazil	1,793,041	—	—	1,793,041
Canada	4,313,340	—	—	4,313,340
China	797,330	3,016,529	—	3,813,859
Denmark	—	1,920,906	—	1,920,906
Finland	—	2,683,821	—	2,683,821
France	—	10,736,782	—	10,736,782
Germany	—	3,237,346	—	3,237,346
India	2,133,564	—	—	2,133,564
Indonesia	852,580	—	—	852,580
Ireland	859,284	—	—	859,284
Japan	—	7,422,873	—	7,422,873
Mexico	869,123	—	—	869,123
Netherlands	—	6,667,354	—	6,667,354
Norway	—	2,447,837	—	2,447,837
Russia	946,200	—	—	946,200
Singapore	—	1,733,453	—	1,733,453
South Africa	—	3,011,998	—	3,011,998
South Korea	—	1,101,904	—	1,101,904
Spain	—	993,313	—	993,313
Sweden	—	2,190,528	—	2,190,528
Switzerland	—	5,481,085	—	5,481,085
Taiwan	—	1,114,841	—	1,114,841
Thailand	—	663,026	—	663,026
United Kingdom	—	7,714,550	—	7,714,550
United States	7,181,699	755,414	—	7,937,113
Preferred Stocks*
Germany	—	1,621,884	—	1,621,884
Short-Term Investments	3,822,174	—	—	3,822,174
Total	$23,568,335	$67,781,192	$—	$91,349,527

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
International Equity Value Portfolio
Common Stocks*
Austria	$—	$470,817	$—	$470,817
Canada	337,998	—	—	337,998
France	—	4,691,374	—	4,691,374
Germany	—	875,368	—	875,368
India	1,089,035	—	—	1,089,035
Ireland	527,936	—	—	527,936
Italy	—	1,016,703	—	1,016,703
Japan	523,900	2,783,948	—	3,307,848
Mexico	755,322	—	—	755,322
Netherlands	—	1,988,474	—	1,988,474
South Korea	—	990,201	—	990,201
Spain	—	808,816	—	808,816
Switzerland	—	1,013,196	—	1,013,196
United Kingdom	—	4,159,162	—	4,159,162
United States	912,725	—	—	912,725
Preferred Stocks*
Germany	—	876,667	—	876,667
Short-Term Investments	1,152,313	—	—	1,152,313
Total	$5,299,229	$19,674,726	$—	$24,973,955

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
International Small Cap Equity Portfolio
Common Stocks*
Australia	$—	$2,009,748	$—	$2,009,748
Belgium	—	2,798,984	—	2,798,984
Brazil	406,307	—	—	406,307
Canada	3,234,807	—	—	3,234,807
China	—	905,437	—	905,437
Denmark	—	728,328	—	728,328
Finland	—	673,399	—	673,399
France	—	1,265,296	—	1,265,296
Germany	—	5,803,304	—	5,803,304
Greece	—	469,072	—	469,072
Hong Kong	—	518,032	—	518,032
India	—	762,225	—	762,225
Ireland	—	1,923,159	—	1,923,159
Italy	—	2,009,307	—	2,009,307
Japan	—	13,912,711	—	13,912,711
Jersey	—	839,973	—	839,973
Luxembourg	—	451,271	—	451,271
Netherlands	—	1,262,050	—	1,262,050
New Zealand	—	1,172,372	—	1,172,372
Singapore	—	450,247	—	450,247
Sweden	—	4,923,752	—	4,923,752
Switzerland	—	762,227	—	762,227
Thailand	—	250,300	—	250,300
United Kingdom	—	8,394,283	—	8,394,283
Short-Term Investments	125,396	—	—	125,396
Total	$3,766,510	$52,285,477	$—	$56,051,987

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
International Strategic Equity Portfolio
Common Stocks*
Canada	$567,578,184	$—	$—	$567,578,184
China	52,131,970	133,032,320	—	185,164,290
Denmark	—	195,413,627	—	195,413,627
Finland	—	175,569,569	—	175,569,569
France	—	681,096,599	—	681,096,599
Germany	—	109,182,253	—	109,182,253
Hong Kong	—	142,078,482	—	142,078,482
India	47,133,548	76,477,463	—	123,611,011
Ireland	64,463,009	—	—	64,463,009
Israel	—	85,469,906	—	85,469,906
Japan	—	862,377,956	—	862,377,956
Mexico	27,516,617	—	—	27,516,617
Netherlands	—	232,065,003	—	232,065,003
Norway	—	94,628,480	—	94,628,480
Philippines	—	44,563,165	—	44,563,165
Singapore	—	133,387,045	—	133,387,045
Sweden	—	210,722,062	—	210,722,062
Switzerland	—	463,060,432	—	463,060,432
United Kingdom	—	1,037,998,606	—	1,037,998,606
United States	531,942,902	—	—	531,942,902
Preferred Stocks*
Germany	—	152,384,833	—	152,384,833
Short-Term Investments	222,496,138	—	—	222,496,138
Total	$1,513,262,368	$4,829,507,801	$—	$6,342,770,169

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Managed Equity Volatility Portfolio
Common Stocks*
Australia	$—	$1,415,777	$—	$1,415,777
Belgium	—	373,980	—	373,980
Canada	1,712,867	—	—	1,712,867
China	—	69,162	—	69,162
Denmark	—	351,387	—	351,387
France	—	294,400	—	294,400
Germany	—	354,876	—	354,876
Hong Kong	—	350,469	—	350,469
Israel	—	354,569	—	354,569
Italy	—	770,024	—	770,024
Japan	—	1,596,063	—	1,596,063
Netherlands	—	245,153	—	245,153
Norway	—	481,063	—	481,063
Puerto Rico	93,783	—	—	93,783
Singapore	—	268,536	—	268,536
Spain	—	157,265	—	157,265
Sweden	—	85,840	—	85,840
Switzerland	—	1,003,096	—	1,003,096
United Kingdom	—	980,152	—	980,152
United States	13,806,269	—	—	13,806,269
Short-Term Investments	778,116	—	—	778,116
Total	$16,391,035	$9,151,812	$—	$25,542,847

US Equity Concentrated Portfolio
Common Stocks*	$1,210,539,759	$—	$—	$1,210,539,759
Short-Term Investments	76,788,553	—	—	76,788,553
Total	$1,287,328,312	$—	$—	$1,287,328,312

US Equity Select Portfolio
Common Stocks*	$76,611,315	$—	$—	$76,611,315
Short-Term Investments	2,293,013	—	—	2,293,013
Total	$78,904,328	$—	$—	$78,904,328

US Realty Equity Portfolio
Common Stocks*	$1,482,422	$—	$—	$1,482,422
Real Estate Investment Trusts*	63,144,604	—	—	63,144,604
Short-Term Investments	947,672	—	—	947,672
Total	$65,574,698	$—	$—	$65,574,698

US Small-Mid Cap Equity Portfolio
Common Stocks*	$82,339,363	$—	$—	$82,339,363

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10. Derivative Instruments

The Global Listed Infrastructure Portfolio may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the period ended June 30, 2019, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$93,700,000
Average amounts sold	$4,594,500,000

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019:

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$11,314,148

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$97,690,745

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(12,249,877)

None of the other Portfolios presented traded in derivative instruments during the period ended June 30, 2019.

As of June 30, 2019, the Global Listed Infrastructure Portfolio held derivative instruments that are eligible for offset in the Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

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The required information for the affected Portfolio is presented in the below table, as of June 30, 2019:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$11,314,148	$ —	$11,314,148

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
BNP Paribas SA	$2,197,121	$—	$—	$2,197,121
Canadian Imperial Bank of Commerce	266,258	—	—	266,258
Citibank NA	1,365,099	—	—	1,365,099
HSBC Bank USA NA	1,939,628	—	—	1,939,628
Royal Bank of Canada	1,773,377	—	—	1,773,377
Standard Chartered Bank	1,838,494	—	—	1,838,494
State Street Bank and Trust Co.	1,669,549	—	—	1,669,549
The Bank of New York Mellon Corp.	264,622	—	—	264,622
Total	$11,314,148	$—	$—	$11,314,148

11. Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU apply to all entities that are required, under existing GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has evaluated the impact of the amendments and has elected to adopt these amendments and incorporate the changes in the current financial statements.

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12. Subsequent Events

Directors of the Fund approved the name change of Lazard International Compounders Portfolio to Lazard International Quality Growth Portfolio, which became effective on July 31, 2019. Management has evaluated subsequent events affecting the Portfolios through the issuance of the financial statements and has determined that, aside from items previously disclosed, there were no subsequent events that required adjustment or disclosure.

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The Lazard Funds, Inc.

Board of Directors and Officers Information (unaudited)

Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) and Other Public Company Directorships Held During the Past Five Years(2)

Independent Directors(3):

Franci J. Blassberg (1953)	Director (August 2014)	Debevoise & Plimpton LLP, a law firm, Of Counsel (2013 – present)

Cornell Law School, Adjunct Professor (2013 – 2016, 2019)

The Buchmann Faculty of Law, Tel Aviv University, Visiting Professor (2019)

University of California, Berkeley School of Law, Adjunct Professor (Spring 2017)

Kenneth S. Davidson (1945)	Director (August 1995)	Davidson Capital Management Corporation, an investment manager, President (1978 – present)

Landseer Advisors LLC, an investment manager, Senior Advisor (2012 – 2014)

Nancy A. Eckl (1962)	Director (April 2007)	College Retirement Equities Fund (eight accounts), Trustee (2007 – present)

TIAA-CREF Funds (69 funds) and TIAA-CREF Life Funds (11 funds), Trustee (2007 – present)

TIAA Separate Account VA-1, Member of the Management Committee (2007 – present)

Trevor W. Morrison (1971)	Director (April 2014)	New York University School of Law, Dean and Eric M. and Laurie B. Roth Professor of Law (2013 – present)

Columbia Law School, Professor of Law (2008 – 2013)

Richard Reiss, Jr. (1944)	Director (May 1991)	Georgica Advisors LLC, an investment manager, Chairman (1997 – present)

Resource America, Inc., a real estate asset management company, Director (2016 – 2018)

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Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) and Other Public Company Directorships Held During the Past Five Years(2)

Robert M. Solmson (1947)	Director (September 2004)	Fairwood Capital, LLC, a private investment corporation engaged primarily in real estate and hotel investments, Co-Managing Partner and Managing Director (2008 – present)

Interested Directors(4):

Ashish Bhutani (1960)	Director (July 2005)	Investment Manager, Chief Executive Officer (2004 – present)

Lazard Ltd, Vice Chairman and Director (2010 – present)

Nathan A. Paul (1973)	Director (October 2017), Chief Executive Officer and President	Investment Manager, Chief Business Officer (April 2017 – present) and Managing Director (2003 – present)
	(February 2017; previously, Vice President and Secretary since April 2002)	Investment Manager, General Counsel (2002 – April 2017)

(1)	The address of each Director of the Fund is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.
(2)	Each Director serves as a Director for each of the funds in the Lazard Fund Complex (comprised of, as of July 31, 2019, 39 active investment portfolios). Each Director serves an indefinite term, until his or her successor is elected, and each Director serves in the same capacity for the other funds in the Lazard Fund Complex.
(3)	“Independent Directors” are not “interested persons” (as defined in the 1940 Act) of the Fund.
(4)	Messrs. Bhutani and Paul are “interested persons” (as defined in the 1940 Act) of the Fund because of their positions with the Investment Manager.

The Fund’s Statement of Additional Information contains further information about the Directors and is available without charge by calling 800-823-6300, or online, at www.lazardassetmanagement.com.

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Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) During the Past Five Years

Officers(3):

Mark R. Anderson (1970)	Chief Compliance Officer (September 2014), Vice President and Secretary (February 2017)	Managing Director (since February 2017, previously Director), Chief Compliance Officer (since September 2014) and General Counsel (since April 2017) of the Investment Manager

Senior Vice President, Counsel and Deputy Chief Compliance Officer of AllianceBernstein L.P. (2004 – August 2014)

Christopher Snively (1984)	Chief Financial Officer (March 2016)	Senior Vice President of the Investment Manager (since November 2015)

Assurance Manager at PricewaterhouseCoopers LLP (2008 – November 2015)

Stephen St. Clair (1958)	Treasurer (May 2003)	Vice President of the Investment Manager

Shari L. Soloway (1981)	Assistant Secretary (November 2015)	Head of Legal, North America (since January 2019, previously Senior Vice President, Legal and Compliance (since September 2015)) of the Investment Manager

Vice President and Associate General Counsel of GE Asset Management (July 2011 – September 2015)

Jessica A. Falzone (1989)	Assistant Secretary (January 2019)	Vice President, Legal and Compliance, of the Investment Manager (since March 2018)

Associate at Schulte Roth & Zabel LLP (2014 – March 2018)

Cesar A. Trelles (1975)	Assistant Treasurer (December 2004)	Vice President of the Investment Manager

(1)	The address of each officer of the Fund is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.
(2)	Each officer serves for an indefinite term, until his or her successor is elected and qualifies or until his or her earlier resignation or removal. Each officer serves in the same capacity for the other funds in the Lazard Fund Complex.
(3)	In addition to Nathan A. Paul, Chief Executive Officer and President (since February 2017; previously, Vice President and Secretary since April 2002), whose information is included in the Interested Directors section above.

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The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files its complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

All Portfolios except Lazard International Equity Value Portfolio and Lazard International Quality Growth Portfolio.

At meetings of the Board held on May 22, 2019 and June 5, 2019, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 5, 2019 meeting, additional information requested by the Independent Directors at the May 22, 2019 meeting.

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Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients (of which the Lazard Funds complex of 39 active funds comprised approximately $29 billion of the approximately $235 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2019).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $29 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

The Board reviewed information prepared by Strategic Insight, an independent provider of investment company data, comparing, for the fiscal year ended December 31, 2018, each Portfolio’s:

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•	contractual management fee (i.e., without giving effect to any fee waivers), referred to in the Strategic Insight materials as “advisor fee,” expense ratio (net of any fee waivers or expense reimbursements) and performance (for one-, three-, five- and ten-year periods ended March 31, 2019, as applicable) to those of a group of comparison funds selected by Strategic Insight (a “Group”);

•	advisor fee and expense ratio to a broader group of funds based on the Portfolio’s Morningstar category (an “Expense Universe”); and

•	performance (for the one-, three-, five- and ten-year periods ended March 31, 2019, as applicable) to that of the funds in the Portfolio’s Morningstar category (a “Category”) and the benchmark index and the Portfolio’s performance for each of the four most recently completed calendar years, as applicable, and the first quarter of 2019, to that of the funds in the Portfolio’s Category and the benchmark index.

The Strategic Insight materials outlined the process of construction of the Groups, Expense Universes and Categories, and representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Groups, Expense Universes and Categories, including how the methodologies could affect the results of the comparisons.

Advisor Fees and Expense Ratios. Representatives of the Investment Manager discussed the results of the Strategic Insight advisor fee and expense ratio comparisons with the Board, which showed that the advisor fees and expense ratios of the Portfolios were competitive within each Portfolio’s respective Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager currently was waiving advisor fees and/or reimbursing expenses for certain Portfolios.

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As applicable, the Board also considered fees paid to the Investment Manager by any funds advised or sub-advised by the Investment Manager utilizing the same investment strategies as the Portfolios, as well as any separately managed accounts of the Investment Manager with similar investment objectives, policies and strategies (for each Portfolio, collectively with such funds, “Similar Accounts”). Representatives of the Investment Manager discussed the nature of the Similar Accounts and the significant differences in services provided by the Investment Manager to the different types of Similar Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Similar Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the fees paid to the Investment Manager by the Portfolios.

Performance. When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional performance information, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information (as requested by the Board) from the Investment Manager in respect of Portfolios with relative underperformance compared to the relevant Group, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2018 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocation, commission payments and soft dollar commissions and

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benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant indirect benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. It was noted that each Portfolio had declining or generally stable assets over the past calendar year, or a relatively low asset level at which economies of scale would not ordinarily be expected to be realized, so that the potential that the Investment Manager may have realized any economies of scale was reduced.

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management

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Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $235 billion global asset management business.

•	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

•	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

•	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase and determined that they would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the

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Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

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The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300
Telephone: 800-823-6300
https://www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP
Eleven Times Square
New York, New York 10036-8299
http://www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS020	We Recycle This document is printed on recycled paper.

Lazard Funds

Semi-Annual Report

June 30, 2019

Fixed Income Funds

Lazard Emerging Markets Debt Portfolio

Lazard Global Fixed Income Portfolio

Lazard US Corporate Income Portfolio

Lazard US Short Duration Fixed Income Portfolio

Important Information on Paperless Delivery

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing up for paperless delivery at www.icsdelivery.com/lazardassetmanagement. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure and visiting www.fundreports.com. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

PRIVACY NOTICE

WHAT DOES LAZARD DO WITH YOUR PERSONAL INFORMATION?

Financial companies choose how they share your personal information. U.S. federal law gives our clients the right to limit some but not all sharing. U.S. federal and other applicable law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

We do not disclose nonpublic personal information about our clients or former clients to third parties other than as described below.

Personal information we collect. We collect personal information about you in connection with our providing advisory services to you. The legal basis for our collection of your personal information is our contract with you and our legitimate business interest to provide contractual services to you. The collection of this information is necessary for us to be able to provide advisory services to you and the failure to provide such information will result in our inability to provide our services. This information includes your social security number (for U.S. persons) and may include other information such as your:

●	Assets and income;

●	Investment experience;

●	Transaction history;

●	Credit history; and

●	Wire transfer instructions.

How we collect this information. We collect this information from you through various means. For example, when you give us your contact information, enter into an investment advisory contract with us, buy securities (i.e., interests in a fund) from us, direct us to buy or sell securities for your account, tell us where to send money, or make a wire transfer. We also may collect your personal information from other sources, such as our affiliates1 or other non-affiliated companies (such as credit bureaus).

[1]	Our affiliates are companies related to us by common ownership or control and can include both financial and nonfinancial companies. Non-affiliates are companies not related to us by common ownership or control and can include both financial and nonfinancial companies.

How we use this information. All financial companies need to share customers’ personal information to run their everyday business and we use the personal information we collect from you for our everyday business purposes. These purposes may include for example:

●	To provide advisory services to you;

●	To open an account for you;

●	To process a transaction for your account;

●	To market products and services to you; and/or

●	To respond to court orders and legal investigations.

If you are an investor located within a European Union country, please note that personal information may be collected, shared and/or stored outside of the European Union.

Disclosure to others. We may provide your personal information to our affiliates and to firms that assist us in servicing your account and have a need for such information, such as a broker, counterparty, fund administrator or third party service provider that aggregates data in a central repository for access by a broker, counterparty or fund administrator to provide its services. We may also disclose such information to service providers and financial institutions with which we have a formal agreement to provide services relating to our arrangements with you. We require third party service providers and financial institutions with which we have a formal agreement to provide services relating to our arrangements with you to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them. These sharing practices are consistent with applicable privacy and related laws, and in general, you may not limit our use of your personal information for these purposes under such laws. We note that the U.S. federal privacy laws only give you the right to limit the certain types of information sharing that we do not engage in (e.g., sharing with our affiliates certain information relating to your transaction history or creditworthiness for their use in marketing to you, or sharing any personal information with non-affiliates for them to market to you). We may also share your personal information with non-affiliates (such as a government agency or regulatory authority) as required by applicable law.

How we protect your personal information. To protect your personal information from unauthorized access and use, we use security measures that comply with applicable law. These measures include computer safeguards and secured files and buildings.

How long we keep your personal information. We retain your personal information for the duration of your advisory relationship with us and for a period of time thereafter as required by applicable law.

Your rights with respect to this information. If you are an investor located within a European Union country, you have the following rights with respect to your personal information:

●	The right to request and obtain a copy of your personal information that we maintain;

●	The right to correct your personal information that we maintain;

●	The right to request the erasure of your personal information from our systems, subject to applicable recordkeeping requirements applicable to us; and

●	The right to lodge a complaint with a supervisory authority.

Who is providing this Privacy Notice. This Privacy Notice relates to the following entities:

●	Lazard Asset Management LLC

●	Lazard Asset Management (Canada), Inc.[2]

●	Lazard Asset Management Securities LLC

Who to contact with questions. If you have any questions about this Privacy Notice, please call (800) 823-6300 or visit our website at http://www.lazardassetmanagement.com.

[2]	Lazard Asset Management (Canada), Inc. does not disclose any non-public personal information about its customers to any third party, except as permitted by or required by any applicable law, including the laws of the United States and Canada.

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard
4	Performance Overviews (unaudited)
9	Information About Your Portfolio’s Expenses (unaudited)
12	Portfolio Holdings (unaudited)
13	Portfolios of Investments (unaudited)
13	Lazard Emerging Markets Debt Portfolio
36	Lazard Global Fixed Income Portfolio
46	Lazard US Corporate Income Portfolio
59	Lazard US Short Duration Fixed Income Portfolio
63	Notes to Portfolios of Investments (unaudited)
66	Statements of Assets and Liabilities (unaudited)
70	Statements of Operations (unaudited)
72	Statements of Changes in Net Assets (unaudited)
77	Financial Highlights (unaudited)
87	Notes to Financial Statements (unaudited)
112	Board of Directors and Officers Information (unaudited)
115	Other Information (unaudited)

Please consider a Portfolio’s investment objectives, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or each Portfolio’s summary prospectus carefully before you invest. The prospectus and each Portfolio’s summary prospectus contain the investment objectives, risks, charges, expenses and other information about each Portfolio of the Fund, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder,

Global markets registered strong gains in the first half of 2019. They reached near-record highs in April, thanks to strong corporate earnings and better-than-expected quarterly US GDP growth. However, heightened trade tensions and mixed economic data gave investors pause in May as China and the United States again raised tariffs on each other’s imports after trade talks stalled.

The US equity market rose strongly during the period, boosted by hopes that renewed trade negotiations and a potential interest rate cut by the Federal Reserve in July would keep the United States on strong economic footing. Financials, materials, and technology outperformed, while energy lagged against a backdrop of falling oil prices, concerns about global demand, and rising inventories. Volatility as measured by the CBOE Volatility Index (VIX) rose mildly but remained well below levels at the end of 2018.

European equity markets have been caught in the middle of opposing forces, mainly growing tensions around global trade and increasingly dovish central banks. This has pushed European government bond yields to fresh lows and caused bond-sensitive sectors to climb higher, further stretching valuations.

Emerging markets equities gained more than 10% year to date. The asset class’s performance was volatile over the latter half of the period, reflecting extraordinary uncertainty among investors about the geopolitical environment, particularly US actions on trade in May and early June. Emerging markets debt also delivered strong year-to-date returns, supported by liquidity from central banks. However, the global growth outlook has become more uncertain and current valuations provide less compensation for the increased risks.

In this environment, we believe it is becoming increasingly important for investors to be discerning, to focus on fundamentals and not short-term macro drivers, particularly as sentiment is vulnerable to rapid shifts. We are privileged that you have turned to

2   Semi-Annual Report

Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Lazard Emerging Markets Debt Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Debt Portfolio, JPMorgan EMBI Global Diversified® Index, JPMorgan GBI-EM Global Diversified® Index and Global Diversified Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	10.12%	0.87%	2.84%
Open Shares**	9.99%	0.60%	2.55%
R6 Shares**	10.12%	N/A	4.07%
JPMorgan EMBI Global Diversified Index	12.45%	5.30%	6.47% (Institutional and Open Shares)
			5.01% (R6 Shares)
JPMorgan GBI-EM Global Diversified Index	8.99%	–0.45%	0.96% (Institutional and Open Shares)
			4.49% (R6 Shares)
Global Diversified Index	10.77%	2.46%	3.75% (Institutional and Open Shares)
			4.81% (R6 Shares)
†	The inception date for the Institutional and Open Shares was February 28, 2011 and for the R6 Shares was July 28, 2016.

4   Semi-Annual Report

Lazard Global Fixed Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Fixed Income Portfolio and Bloomberg Barclays Global Aggregate® Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	5.99%	0.54%	0.88%
Open Shares**	5.84%	0.27%	0.60%
Bloomberg Barclays Global Aggregate Index	5.85%	1.20%	1.60%
†	The inception date for the Portfolio was March 30, 2012.

Semi-Annual Report   5

Lazard US Corporate Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Corporate Income Portfolio and Cash Pay Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	8.12%	4.00%	7.22%	4.38%
Open Shares**	7.78%	3.65%	6.89%	3.87%
R6 Shares**	7.90%	N/A	N/A	3.98%
Cash Pay Index	8.82%	4.90%	8.42%	6.46% (Institutional Shares)
				6.42% (Open Shares)
				6.25% (R6 Shares)
†	The inception date for the Institutional Shares was January 2, 1998, for the Open Shares was February 24, 1998 and for the R6 Shares was November 3, 2016.

6   Semi-Annual Report

Lazard US Short Duration Fixed Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Short Duration Fixed Income Portfolio and ICE BofAML 1-3 Year US Treasury® Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	3.01%	0.97%	1.29%
Open Shares**	2.60%	0.85%	1.12%
ICE BofAML 1-3 Year US Treasury Index	3.96%	1.21%	1.05%
†	The inception date for the Portfolio was February 28, 2011.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Funds’ investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Funds’ administrator (“State Street”) or DST Asset Manager Solutions, Inc., the Funds’ transfer and dividend distributing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting principles, if any, and also exclude one-time adjustments related to reimbursed custodian out-of-pocket expenses (Note 3 in the Notes to Financial Statements) for Lazard Emerging Markets Debt Portfolio and settlement proceeds received from a class action lawsuit (Lazard US Corporate Income Portfolio R6 Shares), and may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the indices have been prepared from sources and data that

Semi-Annual Report   7

the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The JPMorgan EMBI Global Diversified Index is a uniquely weighted version of the EMBI Global. Risks associated with the securities comprising this index include fixed income and emerging markets. The JPMorgan GBI-EM Global Diversified Index is a uniquely weighted version of the GBI-EM Global. Risks include fixed income, emerging markets and derivatives. These indices limit the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The countries covered in both indices are identical.

The Global Diversified Index is an unmanaged index created by the Investment Manager and is a 50/50 blend of the JPMorgan EMBI Global Diversified Index and the JPMorgan GBI-EM Global Diversified Index.

The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and global Treasury.

The Cash Pay Index is the ICE BofAML BB-B US Cash Pay Non-Distressed High Yield® Index. It is constructed to mirror the BB-B non-distressed sector of the public high yield corporate debt market and is a subset of the ICE Bank of America Merrill Lynch High Yield Cash Pay® Index.

The ICE BofAML 1-3 Year US Treasury Index tracks the performance of the direct sovereign debt of the US Government having a maturity of at least one year and less than three years.

**	The performance of Institutional Shares, Open Shares and R6 Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

8   Semi-Annual Report

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2019 through June 30, 2019 and held for the entire period.

Actual Expenses

For each Share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each Share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Semi-Annual Report   9

			Expenses	Annualized
	Beginning	Ending	Paid During	Expense Ratio
	Account	Account	Period*	During Period
	Value	Value	1/1/19 -	1/1/19 -
Portfolio	1/1/19	6/30/19	6/30/19	6/30/19

Emerging Markets Debt
Institutional Shares
Actual	$1,000.00	$1,108.40	$5.07	0.97%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86	0.97%
Open Shares
Actual	$1,000.00	$1,107.90	$6.11	1.17%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86	1.17%
R6 Shares
Actual	$1,000.00	$1,108.40	$4.81	0.92%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61	0.92%

Global Fixed Income
Institutional Shares
Actual	$1,000.00	$1,058.00	$3.57	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Open Shares
Actual	$1,000.00	$1,057.90	$4.85	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%

US Corporate Income
Institutional Shares
Actual	$1,000.00	$1,095.60	$2.86	0.55%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76	0.55%
Open Shares
Actual	$1,000.00	$1,091.20	$4.41	0.85%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26	0.85%
R6 Shares
Actual	$1,000.00	$1,067.30	$2.82	0.55%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76	0.55%

10   Semi-Annual Report

			Expenses	Annualized
	Beginning	Ending	Paid During	Expense Ratio
	Account	Account	Period*	During Period
	Value	Value	1/1/19 -	1/1/19 -
Portfolio	1/1/19	6/30/19	6/30/19	6/30/19

US Short Duration Fixed Income
Institutional Shares
Actual	$1,000.00	$1,019.00	$2.00	0.40%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.01	0.40%
Open Shares
Actual	$1,000.00	$1,016.40	$3.50	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51	0.70%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each Share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Semi-Annual Report    11

The Lazard Funds, Inc. Portfolio Holdings Presented by
Credit Rating June 30, 2019 (unaudited)

	Lazard	Lazard US	Lazard US
	Global Fixed	Corporate	Short Duration
	Income	Income	Fixed Income
Asset Class/S&P Credit Rating*	Portfolio	Portfolio	Portfolio

AAA	19.2%	—%	5.6%
AA+	11.9	—	56.5
AA-	5.0	—	—
A+	10.2	—	—
A	4.1	—	—
A-	5.1	—	13.3
BBB+	9.1	—	17.5
BBB	4.8	1.2	4.6
BBB-	7.2	7.7	—
BB+	3.2	13.9	—
BB	0.4	24.0	—
BB-	—	26.7	—
B+	0.5	10.3	—
B	—	6.1	—
B-	—	3.3	—
CCC+	—	1.1	—
CCC	—	0.6	—
Not Applicable	17.8	—	—
No Rating	1.1	4.3	1.9
Short-Term Investments	0.4	0.8	0.6
Total Investments	100.0%	100.0%	100.0%

	Lazard
	Emerging
	Markets Debt
Asset Class/Region*	Portfolio

Africa	10.7%
Asia	25.7
Europe	23.6
North America	12.0
South America	25.6
Short-Term Investments	2.4
Total Investments	100.0%

*	Represents percentage of total investments.

12   Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2019 (unaudited)

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio

Corporate Bonds | 4.2%

Chile | 0.6%
Corp. Nacional del Cobre de Chile:
4.500%, 09/16/25	USD	200	$217,500
4.375%, 02/05/49 (#)	USD	200	211,886
Empresa Electrica Guacolda SA, 4.560%, 04/30/25	USD	600	563,437
			992,823
China | 1.3%
Sinopec Group Overseas Development 2017, Ltd., 3.250%, 09/13/27	USD	640	646,000
Sinopec Group Overseas Development 2018, Ltd., 4.250%, 09/12/28	USD	215	232,267
State Grid Overseas Investment 2014, Ltd., 4.125%, 05/07/24	USD	200	212,687
State Grid Overseas Investment 2016, Ltd.:
2.875%, 05/18/26	USD	200	198,563
3.500%, 05/04/27	USD	410	423,906
4.250%, 05/02/28	USD	450	491,866
			2,205,289
Colombia | 0.4%
AI Candelaria Spain SLU, 7.500%, 12/15/28 (#)	USD	625	687,500

Guatemala | 0.3%
Comcel Trust, 6.875%, 02/06/24	USD	520	537,063

India | 0.2%
Greenko Dutch BV, 5.250%, 07/24/24	USD	325	319,293

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Kazakhstan | 0.5%
Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	USD	415	$421,225
KazMunayGas National Co. JSC, 5.750%, 04/19/47	USD	410	462,275
			883,500
Nigeria | 0.1%
IHS Netherlands Holdco BV, 9.500%, 10/27/21	USD	200	207,516

Panama | 0.1%
Sable International Finance, Ltd., 6.875%, 08/01/22 (#)	USD	200	207,000

Peru | 0.5%
Fondo MIVIVIENDA SA, 7.000%, 02/14/24	PEN	960	313,138
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/28 (#)	USD	450	499,500
			812,638
Zambia | 0.2%
First Quantum Minerals, Ltd., 7.250%, 05/15/22 (#)	USD	400	396,500

Total Corporate Bonds (Cost $6,991,782)			7,249,122

Foreign Government Obligations | 90.0%

Angola | 0.5%
Republic of Angola:
9.500%, 11/12/25	USD	302	345,790
8.250%, 05/09/28 (#)	USD	230	246,100
9.375%, 05/08/48	USD	200	220,375
			812,265

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Argentina | 1.5%
Provincia de Buenos Aires, 7.875%, 06/15/27	USD	225	$166,360
Republic of Argentina:
5.625%, 01/26/22	USD	650	547,625
4.625%, 01/11/23	USD	237	189,970
15.500%, 10/17/26	ARS	7,540	121,838
6.875%, 01/26/27	USD	960	764,400
6.625%, 07/06/28	USD	435	335,222
7.125%, 07/06/36	USD	225	172,406
6.875%, 01/11/48	USD	185	137,131
7.125%, 06/28/2117	USD	320	240,700
			2,675,652
Azerbaijan | 0.5%
Republic of Azerbaijan, 4.750%, 03/18/24	USD	835	878,420

Bahrain | 0.2%
Kingdom of Bahrain, 6.125%, 07/05/22	USD	370	390,350

Belarus | 0.3%
Republic of Belarus, 7.625%, 06/29/27	USD	425	484,500

Belize | 0.1%
Republic of Belize, 4.938%, 02/20/34 (Ø)	USD	185	112,214

Brazil | 5.1%
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/23	BRL	10,630	2,125,134
Brazil NTN-B, 6.000%, 08/15/50	BRL	330	390,486
Brazil NTN-F:
10.000%, 01/01/25	BRL	10,450	3,073,850
10.000%, 01/01/27	BRL	2,175	650,482

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Federal Republic of Brazil:
6.000%, 04/07/26	USD	440	$507,320
4.625%, 01/13/28	USD	1,401	1,471,050
5.625%, 02/21/47	USD	565	603,138
			8,821,460
Chile | 1.8%
Bonos de la Tesoreria de la Republica en pesos:
4.700%, 09/01/30 (#)	CLP	165,000	274,093
6.000%, 01/01/43	CLP	585,000	1,189,813
5.100%, 07/15/50	CLP	400,000	728,290
Republic of Chile:
3.240%, 02/06/28	USD	800	838,750
3.500%, 01/25/50	USD	120	122,160
			3,153,106
Colombia | 4.4%
Colombian Titulos De Tesoreria:
6.250%, 11/26/25	COP	4,065,000	1,311,160
7.500%, 08/26/26	COP	5,460,000	1,879,610
6.000%, 04/28/28	COP	4,147,000	1,292,777
7.000%, 06/30/32	COP	3,499,000	1,150,358
Republic of Colombia:
4.500%, 01/28/26	USD	350	378,175
4.500%, 03/15/29	USD	390	426,806
7.375%, 09/18/37	USD	105	142,866
5.000%, 06/15/45	USD	1,055	1,167,358
			7,749,110
Costa Rica | 1.2%
Republic of Costa Rica:
5.520%, 08/23/23	USD	1,140	1,056,612
5.625%, 04/30/43	USD	425	368,023
7.000%, 04/04/44	USD	205	203,719
7.158%, 03/12/45	USD	495	498,249
			2,126,603

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Czech Republic | 1.3%
Czech Republic:
3.750%, 09/12/20	CZK	8,260	$379,177
2.500%, 08/25/28	CZK	13,060	635,010
4.200%, 12/04/36	CZK	21,940	1,308,844
			2,323,031
Dominican Republic | 1.5%
Dominican Republic:
8.900%, 02/15/23	DOP	25,900	506,147
6.875%, 01/29/26	USD	730	823,987
5.950%, 01/25/27	USD	475	510,625
6.000%, 07/19/28 (#)	USD	550	593,141
6.850%, 01/27/45	USD	60	65,625
6.500%, 02/15/48 (#)	USD	75	79,266
			2,578,791
Ecuador | 1.3%
Republic of Ecuador:
10.750%, 03/28/22 (#)	USD	325	364,813
7.950%, 06/20/24	USD	565	591,308
9.650%, 12/13/26	USD	815	884,020
8.875%, 10/23/27 (#)	USD	460	479,550
			2,319,691
Egypt | 1.7%
Arab Republic of Egypt:
5.577%, 02/21/23 (#)	USD	270	274,388
6.200%, 03/01/24 (#)	USD	740	768,675
5.875%, 06/11/25	USD	255	259,781
7.600%, 03/01/29	USD	405	427,275
7.600%, 03/01/29 (#)	USD	115	121,325
8.500%, 01/31/47 (#)	USD	615	651,131
7.903%, 02/21/48 (#)	USD	200	202,000
8.700%, 03/01/49 (#)	USD	270	289,575
			2,994,150

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

El Salvador | 0.5%
Republic of El Salvador:
7.750%, 01/24/23	USD	75	$80,531
5.875%, 01/30/25	USD	181	181,226
6.375%, 01/18/27	USD	180	180,169
8.625%, 02/28/29	USD	150	171,000
7.650%, 06/15/35	USD	65	67,600
7.625%, 02/01/41	USD	150	158,438
			838,964
Gabon | 0.2%
Gabonese Republic, 6.375%, 12/12/24	USD	420	414,225

Ghana | 0.6%
Republic of Ghana:
7.875%, 08/07/23	USD	130	140,887
8.125%, 03/26/32 (#)	USD	630	641,222
8.627%, 06/16/49	USD	255	257,152
			1,039,261
Guatemala | 0.3%
Guatemala Government Bonds, 4.900%, 06/01/30 (#)	USD	420	430,631

Honduras | 0.2%
Honduras Government Bonds, 7.500%, 03/15/24	USD	245	270,113
Republic of Honduras, 6.250%, 01/19/27	USD	105	113,006
			383,119
Hungary | 5.2%
Hungary:
6.375%, 03/29/21	USD	938	1,001,006
5.375%, 02/21/23	USD	810	893,784
5.750%, 11/22/23	USD	1,150	1,304,531
5.375%, 03/25/24	USD	1,096	1,237,795
7.625%, 03/29/41	USD	768	1,230,720

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Hungary Government Bonds:
1.500%, 08/24/22	HUF	758,000	$2,714,682
2.500%, 10/24/24	HUF	196,180	721,897
			9,104,415
Indonesia | 8.1%
Indonesia Government Bonds:
7.000%, 05/15/22	IDR	4,821,000	342,710
5.625%, 05/15/23	IDR	5,962,000	404,891
8.375%, 03/15/24	IDR	7,060,000	528,969
8.125%, 05/15/24	IDR	20,599,000	1,533,169
8.375%, 09/15/26	IDR	15,272,000	1,148,575
7.000%, 05/15/27	IDR	2,543,000	177,124
9.000%, 03/15/29	IDR	5,083,000	396,224
8.250%, 05/15/29	IDR	12,943,000	971,824
8.750%, 05/15/31	IDR	16,071,000	1,235,684
7.500%, 08/15/32	IDR	26,327,000	1,819,270
8.375%, 03/15/34	IDR	16,579,000	1,243,938
8.250%, 05/15/36	IDR	12,883,000	952,945
Republic of Indonesia:
4.750%, 01/08/26	USD	445	484,633
3.500%, 01/11/28	USD	305	306,906
4.100%, 04/24/28	USD	595	628,469
4.750%, 02/11/29	USD	600	666,000
5.125%, 01/15/45	USD	610	686,441
5.250%, 01/08/47	USD	360	415,913
4.350%, 01/11/48	USD	215	222,592
			14,166,277
Iraq | 0.6%
Republic of Iraq:
6.752%, 03/09/23	USD	575	590,812
6.752%, 03/09/23 (#)	USD	125	128,438
5.800%, 01/15/28	USD	305	300,234
			1,019,484

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Ivory Coast | 0.4%
Ivory Coast:
5.750%, 12/31/32 (Ø)	USD	126	$122,139
6.125%, 06/15/33	USD	525	488,578
			610,717
Jamaica | 0.2%
Government of Jamaica:
6.750%, 04/28/28	USD	185	210,206
8.000%, 03/15/39	USD	170	209,525
			419,731
Kazakhstan | 0.8%
Republic of Kazakhstan:
5.125%, 07/21/25	USD	765	864,450
4.875%, 10/14/44	USD	395	454,250
			1,318,700
Kenya | 0.3%
Republic of Kenya:
6.875%, 06/24/24	USD	365	388,269
8.250%, 02/28/48 (#)	USD	170	177,331
			565,600
Malaysia | 2.1%
Malaysia Government Bonds:
3.882%, 03/10/22	MYR	3,340	819,736
3.418%, 08/15/22	MYR	2,440	590,783
3.795%, 09/30/22	MYR	1,660	406,490
3.955%, 09/15/25	MYR	1,390	343,416
3.844%, 04/15/33	MYR	2,860	683,661
4.642%, 11/07/33	MYR	2,150	560,699
4.893%, 06/08/38	MYR	720	192,135
Malaysia Sovereign Sukuk Berhad, 4.236%, 04/22/45	USD	50	57,688
Malaysia Sukuk Global Berhad, 3.179%, 04/27/26	USD	50	51,250
			3,705,858

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Mexico | 6.3%
Mexican Bonos:
8.000%, 12/07/23	MXN	12,480	$665,357
10.000%, 12/05/24	MXN	106,047	6,171,421
8.500%, 05/31/29	MXN	14,680	813,675
7.750%, 05/29/31	MXN	18,020	947,940
7.750%, 11/13/42	MXN	34,580	1,780,342
United Mexican States, 5.750%, 10/12/2110	USD	590	644,575
			11,023,310
Mongolia | 0.3%
Mongolia International Bonds:
10.875%, 04/06/21	USD	45	50,063
5.125%, 12/05/22	USD	285	287,939
8.750%, 03/09/24 (#)	USD	220	249,150
			587,152
Morocco | 0.3%
Kingdom of Morocco:
4.250%, 12/11/22	USD	235	245,575
5.500%, 12/11/42	USD	240	273,000
			518,575
Mozambique | 1.3%
Mozambique International Bonds, 10.500%, 01/18/23	USD	2,268	2,283,592

Namibia | 0.1%
Republic of Namibia, 5.250%, 10/29/25	USD	95	95,653

Nigeria | 1.0%
Republic of Nigeria:
6.375%, 07/12/23	USD	465	492,609
6.500%, 11/28/27 (#)	USD	375	375,469
7.625%, 11/28/47	USD	200	199,500
7.625%, 11/28/47 (#)	USD	695	693,263
			1,760,841

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Pakistan | 0.5%
Islamic Republic of Pakistan:
8.250%, 04/15/24	USD	405	$442,589
8.250%, 09/30/25	USD	200	218,812
6.875%, 12/05/27	USD	200	202,188
			863,589
Panama | 1.6%
Republic of Panama:
3.750%, 03/16/25	USD	830	875,391
7.125%, 01/29/26	USD	210	261,975
8.875%, 09/30/27	USD	40	56,662
3.875%, 03/17/28	USD	455	486,566
9.375%, 04/01/29	USD	140	210,087
4.500%, 04/16/50	USD	860	965,081
			2,855,762
Paraguay | 1.3%
Republic of Paraguay:
5.000%, 04/15/26	USD	350	382,375
6.100%, 08/11/44	USD	310	369,481
5.600%, 03/13/48	USD	600	679,313
5.600%, 03/13/48 (#)	USD	340	384,944
5.400%, 03/30/50 (#)	USD	435	484,753
			2,300,866
Peru | 6.2%
Banco de Credito del Peru,
4.850%, 10/30/20 (#)	PEN	2,300	703,034
Republic of Peru:
7.350%, 07/21/25	USD	445	567,514
8.200%, 08/12/26	PEN	13,390	5,037,845
4.125%, 08/25/27	USD	635	708,620
6.350%, 08/12/28	PEN	3,560	1,212,844
2.844%, 06/20/30	USD	340	342,210
6.900%, 08/12/37	PEN	4,230	1,499,166
5.625%, 11/18/50	USD	590	814,200
			10,885,433

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Philippines | 3.5%
Republic of Philippines:
4.200%, 01/21/24	USD	345	$371,846
3.625%, 09/09/25	PHP	15,300	274,383
5.500%, 03/30/26	USD	120	141,525
3.000%, 02/01/28	USD	705	723,506
3.750%, 01/14/29	USD	2,625	2,861,250
7.750%, 01/14/31	USD	365	536,892
6.375%, 10/23/34	USD	380	529,625
3.700%, 03/01/41	USD	555	603,042
			6,042,069
Poland | 2.1%
Poland Government Bonds, 3.250%, 07/25/25	PLN	12,760	3,631,815

Qatar | 2.6%
State of Qatar:
4.500%, 04/23/28	USD	547	611,273
4.000%, 03/14/29	USD	835	901,278
4.000%, 03/14/29 (#)	USD	1,140	1,230,487
5.103%, 04/23/48	USD	665	792,389
4.817%, 03/14/49	USD	575	658,375
4.817%, 03/14/49 (#)	USD	295	337,775
			4,531,577
Romania | 1.8%
Romanian Government Bonds:
4.250%, 06/28/23	RON	7,375	1,782,469
4.850%, 04/22/26	RON	5,580	1,374,971
			3,157,440
Russia | 5.0%
Russia Foreign Bonds, 5.250%, 06/23/47	USD	1,400	1,548,750
Russia Government Bonds - OFZ:
7.400%, 07/17/24	RUB	172,820	2,752,357
7.950%, 10/07/26	RUB	145,380	2,382,842
7.050%, 01/19/28	RUB	49,670	775,672

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   23

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

6.900%, 05/23/29	RUB	17,730	$272,827
8.500%, 09/17/31	RUB	29,610	511,206
Russian Foreign Bonds - Eurobond, 5.100%, 03/28/35	USD	400	434,400
			8,678,054
Saudi Arabia | 0.5%
Saudi Government International Bonds, 4.375%, 04/16/29 (#)	USD	825	893,062

Senegal | 0.3%
Republic of Senegal:
6.250%, 05/23/33	USD	360	348,750
6.750%, 03/13/48	USD	200	188,312
			537,062
South Africa | 4.3%
Republic of South Africa:
7.750%, 02/28/23	ZAR	580	41,836
10.500%, 12/21/26	ZAR	10,670	858,248
8.000%, 01/31/30	ZAR	12,780	856,760
8.250%, 03/31/32	ZAR	26,830	1,772,956
8.500%, 01/31/37	ZAR	55,380	3,584,378
8.750%, 02/28/48	ZAR	5,050	326,248
			7,440,426
Sri Lanka | 1.1%
Republic of Sri Lanka:
5.750%, 01/18/22	USD	200	200,687
5.875%, 07/25/22	USD	200	200,188
6.125%, 06/03/25	USD	560	545,300
6.850%, 11/03/25	USD	150	150,375
6.825%, 07/18/26	USD	130	129,513
6.750%, 04/18/28 (#)	USD	770	745,937
			1,972,000
Suriname | 0.1%
Republic of Suriname, 9.250%, 10/26/26	USD	150	139,500

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Tajikistan | 0.1%
Tajikistan International Bonds, 7.125%, 09/14/27 (#)	USD	190	$179,550

Thailand | 2.6%
Thailand Government Bonds:
3.625%, 06/16/23	THB	4,210	146,591
3.850%, 12/12/25	THB	5,643	204,733
3.650%, 06/20/31	THB	36,620	1,365,436
3.775%, 06/25/32	THB	37,370	1,412,543
3.400%, 06/17/36	THB	15,930	589,258
3.300%, 06/17/38	THB	21,260	776,278
			4,494,839
Turkey | 2.8%
Republic of Turkey:
6.250%, 09/26/22	USD	360	363,150
7.250%, 12/23/23	USD	355	366,981
5.750%, 03/22/24	USD	180	175,556
6.000%, 03/25/27	USD	185	176,155
6.000%, 01/14/41	USD	190	164,113
6.625%, 02/17/45	USD	325	299,203
5.750%, 05/11/47	USD	320	269,200
Turkey Government Bonds:
10.700%, 02/17/21	TRY	3,785	579,467
11.000%, 03/02/22	TRY	4,740	702,671
8.800%, 09/27/23	TRY	3,850	502,385
10.400%, 03/20/24	TRY	4,260	581,561
8.000%, 03/12/25	TRY	6,350	748,994
			4,929,436
Ukraine | 1.8%
Ukraine Government Bonds:
7.750%, 09/01/20	USD	485	501,066
7.750%, 09/01/21	USD	145	151,598
7.750%, 09/01/22	USD	275	290,812
7.750%, 09/01/23	USD	235	248,630
7.750%, 09/01/25	USD	406	420,616

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

7.750%, 09/01/26	USD	105	$108,360
9.750%, 11/01/28	USD	690	779,269
7.375%, 09/25/32	USD	230	226,262
7.375%, 09/25/32 (#)	USD	430	423,012
			3,149,625
United Arab Emirates | 0.2%
Emirate of Dubai Government International Bonds, 5.250%, 01/30/43	USD	310	336,253

Venezuela | 1.2%
Republic of Venezuela:
7.750%, 10/13/19 («)	USD	245	49,000
6.000%, 12/09/20 («)	USD	121	24,200
12.750%, 08/23/22 («)	USD	1,064	212,800
9.000%, 05/07/23 («)	USD	1,212	242,400
8.250%, 10/13/24 («)	USD	2,218	443,600
7.650%, 04/21/25 («)	USD	1,732	346,400
9.250%, 09/15/27 («)	USD	1,012	202,400
9.250%, 05/07/28 («)	USD	886	177,200
11.950%, 08/05/31 («)	USD	805	161,000
9.375%, 01/13/34 («)	USD	580	116,000
7.000%, 03/31/38 («)	USD	899	179,800
			2,154,800
Zambia | 0.2%
Republic of Zambia, 8.500%, 04/14/24	USD	505	337,087

Total Foreign Government Obligations (Cost $152,942,453)			157,215,693

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Quasi Government Bonds | 1.2%

Ecuador | 0.0%
EP Petroecuador, 7.963% (USD LIBOR 3 Month + 5.630%), 09/24/19 (§)	USD	30	$30,342

Mexico | 0.2%
Petroleos Mexicanos, 6.500%, 03/13/27	USD	410	405,777

South Africa | 0.3%
Eskom Holdings SOC, Ltd., 5.750%, 01/26/21	USD	597	602,970

Tunisia | 0.1%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25	USD	160	148,600

Turkey | 0.2%
Export Credit Bank of Turkey, 5.375%, 02/08/21	USD	305	298,519

Ukraine | 0.2%
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/25	USD	250	261,070

Venezuela | 0.2%
Petroleos de Venezuela SA:
8.500%, 10/27/20	USD	135	100,875
9.000%, 11/17/21 («)	USD	251	37,650
12.750%, 02/17/22 («)	USD	273	40,950
6.000%, 05/16/24 («)	USD	346	51,900
6.000%, 11/15/26 («)	USD	414	62,100
5.375%, 04/12/27 («)	USD	292	43,800

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

9.750%, 05/17/35 («)	USD	295	$44,250
5.500%, 04/12/37 («)	USD	100	15,000
			396,525
Total Quasi Government Bonds (Cost $2,740,417)			2,143,803

Supranational Bonds | 1.3%
European Bank for Reconstruction & Development:
27.500%, 11/23/20	TRY	9,310	1,716,590
7.500%, 05/15/22	IDR	1,223,000	88,130
International Bank for Reconstruction & Development, 7.450%, 08/20/21	IDR	5,610,000	403,015
International Finance Corp., 8.000%, 10/09/23	IDR	200,000	14,885

Total Supranational Bonds (Cost $2,017,021)			2,222,620

			Fair
Description		Shares	Value

Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $4,103,690)		4,103,690	$4,103,690

Total Investments | 99.0% (Cost $168,795,363) (»)			$172,934,928

Cash and Other Assets in Excess of Liabilities | 1.0%			1,765,408

Net Assets | 100.0%			$174,700,336

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts Open at June 30, 2019:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

ARS	34,999,400	USD	759,371	BOA	07/02/19	$64,546	$—
ARS	34,999,400	USD	824,460	HSB	07/02/19	—	543
ARS	13,253,000	USD	295,430	HSB	07/05/19	15,079	—
ARS	34,999,400	USD	804,584	HSB	07/16/19	1,424	—
ARS	13,253,000	USD	302,407	HSB	07/19/19	1,383	—
BRL	2,816,480	USD	734,951	BOA	07/02/19	—	1,483
BRL	2,816,480	USD	733,229	BOA	08/02/19	—	1,847
BRL	356,348	USD	92,988	BRC	07/02/19	—	188
BRL	463,800	USD	121,027	BRC	07/02/19	—	244
BRL	786,400	USD	205,209	BRC	07/02/19	—	414
BRL	1,643,280	USD	428,809	BRC	07/02/19	—	865
BRL	2,879,450	USD	751,383	BRC	07/02/19	—	1,517
BRL	2,879,450	USD	748,999	BRC	08/02/19	—	1,264
BRL	1,034,965	USD	270,071	CIT	07/02/19	—	545
BRL	4,736,457	USD	1,235,963	GSC	07/02/19	—	2,494
BRL	4,736,457	USD	1,232,778	GSC	08/02/19	—	2,817
BRL	1,101,183	USD	284,617	JPM	07/02/19	2,153	—
BRL	1,148,954	USD	299,851	JPM	07/02/19	—	640
BRL	1,692,323	USD	442,727	JPM	07/02/19	—	2,012
BRL	1,711,720	USD	445,749	JPM	07/02/19	17	—
BRL	1,941,593	USD	488,845	JPM	07/02/19	16,785	—
BRL	3,290,601	USD	858,671	JPM	07/02/19	—	1,733
BRL	5,278,123	USD	1,359,115	JPM	07/02/19	15,414	—
BRL	5,413,805	USD	1,400,943	JPM	07/02/19	8,920	—
BRL	3,124,403	USD	817,273	SCB	07/02/19	—	3,616
BRL	6,079,993	USD	1,586,554	SCB	07/02/19	—	3,202
BRL	9,872,952	USD	2,438,067	SCB	07/02/19	133,048	—
BRL	6,079,993	USD	1,582,857	SCB	08/02/19	—	4,008
BRL	3,020,256	USD	788,126	UBS	07/02/19	—	1,591
BRL	4,177,026	USD	1,089,981	UBS	07/02/19	—	2,200
BRL	3,020,256	USD	786,279	UBS	08/02/19	—	1,981
BRL	4,177,026	USD	1,086,918	UBS	08/02/19	—	2,230
CLP	76,791,425	USD	112,581	BRC	08/05/19	797	—
CLP	83,288,460	USD	120,012	BRC	08/05/19	2,959	—
CLP	125,438,730	USD	181,034	BRC	08/05/19	4,169	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

Lazard Emerging Markets Debt Portfolio (continued)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

CLP	135,626,532	USD	191,820	BRC	08/05/19	$8,425	$—
CLP	252,299,177	USD	363,858	BRC	08/05/19	8,648	—
CLP	77,027,593	USD	109,012	UBS	08/05/19	4,715	—
COP	2,230,138,207	USD	701,191	CIT	07/25/19	—	8,250
COP	564,740,000	USD	170,000	SCB	07/25/19	5,474	—
CZK	11,809,662	EUR	458,481	BOA	07/08/19	6,590	—
CZK	11,720,575	EUR	458,551	BOA	09/20/19	58	—
CZK	7,808,153	EUR	303,350	BRC	07/08/19	4,109	—
CZK	44,630,768	EUR	1,728,960	BRC	07/08/19	29,135	—
CZK	11,720,575	EUR	458,507	BRC	09/20/19	108	—
CZK	11,720,575	EUR	458,551	SCB	09/20/19	58	—
CZK	15,580,710	EUR	603,974	UBS	07/08/19	9,728	—
CZK	11,720,573	EUR	458,537	UBS	09/20/19	74	—
CZK	8,643,731	USD	375,994	BOA	07/08/19	10,603	—
CZK	9,305,597	USD	405,296	BRC	07/08/19	10,904	—
CZK	13,479,778	USD	595,094	BRC	09/20/19	8,411	—
CZK	19,934,352	USD	890,533	BRC	09/20/19	1,951	—
CZK	1,985,024	USD	86,928	CIT	07/08/19	1,853	—
EUR	460,624	CZK	11,720,575	BOA	07/08/19	—	167
EUR	174,673	CZK	4,452,045	BRC	07/08/19	—	399
EUR	460,579	CZK	11,720,575	BRC	07/08/19	—	218
EUR	860,000	CZK	22,247,082	BRC	07/08/19	—	16,610
EUR	460,624	CZK	11,720,575	SCB	07/08/19	—	167
EUR	245,222	CZK	6,247,868	UBS	07/08/19	—	455
EUR	460,601	CZK	11,720,573	UBS	07/08/19	—	194
EUR	380,000	PLN	1,621,688	JPM	07/22/19	—	1,768
EUR	27,558	USD	31,375	UBS	07/22/19	14	—
HUF	46,804,938	USD	165,283	BOA	07/22/19	—	330
HUF	46,804,939	USD	165,246	BRC	07/22/19	—	293
HUF	740,046,363	USD	2,608,507	BRC	07/22/19	—	387
HUF	46,804,939	USD	165,330	SCB	07/22/19	—	377
IDR	816,393,526	USD	54,444	BOA	11/15/19	2,470	—
IDR	2,009,000,000	USD	140,000	BRC	07/10/19	2,083	—
IDR	1,767,355,300	USD	118,281	BRC	11/18/19	4,887	—
IDR	3,943,666,712	USD	278,567	HSB	07/10/19	343	—

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

Lazard Emerging Markets Debt Portfolio (continued)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

IDR	408,665,416	USD	27,253	JPM	11/15/19	$1,236	$—
IDR	816,782,863	USD	54,235	JPM	11/15/19	2,706	—
IDR	3,530,888,929	USD	249,269	SCB	07/10/19	448	—
IDR	816,260,263	USD	54,327	SCB	11/15/19	2,578	—
IDR	1,220,881,262	USD	81,719	SCB	11/18/19	3,365	—
MXN	91,991	USD	4,649	BRC	07/22/19	128	—
MXN	8,592,021	USD	446,443	BRC	07/22/19	—	252
MXN	4,943,575	USD	250,000	SCB	07/22/19	6,724	—
MYR	228,015	USD	54,747	SCB	07/29/19	408	—
MYR	688,857	USD	164,139	SCB	07/29/19	2,491	—
MYR	1,167,947	USD	280,399	SCB	07/29/19	2,119	—
MYR	5,424,828	USD	1,302,667	SCB	07/29/19	9,561	—
PEN	1,494,825	USD	452,812	CIT	07/08/19	1,055	—
PEN	18,161,773	USD	5,516,104	HSB	07/08/19	—	1,723
PHP	2,153,397	USD	40,470	BRC	08/22/19	1,472	—
PHP	4,111,200	USD	80,000	BRC	09/10/19	3	—
PHP	42,322,500	USD	810,000	HSB	09/10/19	13,586	—
PHP	91,346,319	USD	1,734,973	SCB	08/15/19	44,722	—
PHP	23,548,156	USD	442,427	SCB	08/22/19	16,219	—
PHP	41,783,800	USD	801,070	SCB	09/10/19	12,033	—
PHP	17,938,969	USD	337,104	UBS	08/22/19	12,292	—
PLN	1,191,884	USD	310,334	BOA	09/06/19	9,383	—
PLN	1,698,634	USD	451,758	BOA	09/17/19	3,982	—
PLN	1,929,995	USD	511,122	BOA	09/24/19	6,757	—
PLN	613,040	USD	159,633	BRC	09/06/19	4,812	—
PLN	2,495,322	USD	663,708	BRC	09/17/19	5,782	—
PLN	1,381,734	USD	365,784	BRC	09/24/19	4,979	—
PLN	1,804,204	USD	477,713	CIT	09/24/19	6,412	—
PLN	3,511,739	USD	914,766	HSB	09/06/19	27,242	—
PLN	1,872,366	USD	495,296	HSB	09/24/19	7,119	—
PLN	2,519,746	USD	670,493	SCB	09/17/19	5,550	—
PLN	1,786,578	USD	473,147	SCB	09/24/19	6,249	—
PLN	776,251	USD	202,156	UBS	09/06/19	6,070	—
PLN	2,544,171	USD	676,859	UBS	09/17/19	5,737	—
PLN	1,557,477	USD	412,435	UBS	09/24/19	5,486	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

Lazard Emerging Markets Debt Portfolio (continued)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

RON	458,852	USD	108,578	BOA	09/05/19	$1,736	$—
RON	80,701	USD	19,118	BRC	09/05/19	284	—
RON	458,852	USD	108,568	BRC	09/05/19	1,746	—
RON	458,852	USD	108,576	CIT	09/05/19	1,738	—
RON	458,852	USD	108,532	HSB	09/05/19	1,782	—
RON	458,852	USD	108,613	SCB	09/05/19	1,701	—
RON	458,849	USD	108,569	UBS	09/05/19	1,744	—
RUB	6,048,900	USD	90,000	BRC	07/31/19	5,261	—
RUB	22,791,390	USD	340,000	BRC	07/31/19	18,930	—
RUB	35,080,551	USD	519,231	CIT	07/31/19	33,234	—
RUB	30,652,490	USD	454,010	HSB	07/31/19	28,720	—
RUB	14,651,586	USD	224,202	UBS	07/31/19	6,538	—
THB	2,316,734	USD	74,421	BRC	09/23/19	1,268	—
TRY	480,960	USD	80,000	BRC	07/17/19	2,331	—
TRY	635,712	USD	110,000	BRC	07/17/19	—	1,178
TRY	692,653	USD	115,450	BRC	07/17/19	3,120	—
TRY	850,069	USD	147,249	BRC	07/17/19	—	1,733
TRY	1,078,350	USD	170,000	UBS	07/17/19	14,594	—
TWD	8,067,588	USD	257,011	BRC	08/16/19	3,411	—
TWD	15,473,434	USD	492,989	CIT	08/16/19	6,495	—
UAH	5,948,800	USD	220,000	BOA	09/25/19	—	348
UAH	5,948,800	USD	220,000	SCB	09/25/19	—	348
USD	824,460	ARS	34,999,400	BOA	07/02/19	543	—
USD	817,743	ARS	34,999,400	HSB	07/02/19	—	6,174
USD	308,209	ARS	13,253,000	HSB	07/05/19	—	2,300
USD	735,373	BRL	2,816,480	BOA	07/02/19	1,905	—
USD	92,187	BRL	356,348	BRC	07/02/19	—	613
USD	120,000	BRL	463,800	BRC	07/02/19	—	783
USD	200,000	BRL	786,400	BRC	07/02/19	—	4,794
USD	410,000	BRL	1,643,280	BRC	07/02/19	—	17,943
USD	751,128	BRL	2,879,450	BRC	07/02/19	1,262	—
USD	267,813	BRL	1,034,965	CIT	07/02/19	—	1,712
USD	1,236,350	BRL	4,736,457	GSC	07/02/19	2,882	—
USD	287,350	BRL	1,101,183	JPM	07/02/19	580	—
USD	299,816	BRL	1,148,954	JPM	07/02/19	605	—

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Report

Lazard Emerging Markets Debt Portfolio (continued)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

USD	441,606	BRL	1,692,323	JPM	07/02/19	$891	$—
USD	446,668	BRL	1,711,720	JPM	07/02/19	901	—
USD	506,652	BRL	1,941,593	JPM	07/02/19	1,023	—
USD	821,418	BRL	3,290,601	JPM	07/02/19	—	35,520
USD	1,377,309	BRL	5,278,123	JPM	07/02/19	2,780	—
USD	1,412,715	BRL	5,413,805	JPM	07/02/19	2,851	—
USD	1,131,039	BRL	4,344,829	JPM	08/02/19	2,776	—
USD	815,303	BRL	3,124,403	SCB	07/02/19	1,645	—
USD	1,587,466	BRL	6,079,993	SCB	07/02/19	4,113	—
USD	2,576,314	BRL	9,872,952	SCB	07/02/19	5,200	—
USD	788,579	BRL	3,020,256	UBS	07/02/19	2,043	—
USD	1,089,981	BRL	4,177,026	UBS	07/02/19	2,200	—
USD	70,000	CLP	47,512,500	BRC	08/05/19	—	150
USD	266,193	CLP	186,388,185	BRC	08/05/19	—	8,999
USD	260,000	COP	844,740,000	BRC	07/25/19	—	2,475
USD	360,000	COP	1,157,760,000	BRC	07/25/19	264	—
USD	889,569	CZK	19,934,352	BRC	07/08/19	—	2,010
USD	849,058	EUR	747,739	BOA	07/22/19	—	2,611
USD	210,000	EUR	184,389	BRC	07/22/19	—	18
USD	849,075	EUR	747,738	BRC	07/22/19	—	2,593
USD	848,701	EUR	747,738	SCB	07/22/19	—	2,967
USD	31,339	EUR	27,558	UBS	07/08/19	—	14
USD	927,566	HUF	263,523,018	BRC	07/22/19	—	1,158
USD	65,906	HUF	18,627,507	SCB	07/22/19	257	—
USD	708,344	HUF	201,362,502	UBS	07/22/19	—	1,311
USD	1,021,905	HUF	289,175,009	UBS	07/22/19	2,775	—
USD	36,055	IDR	516,301,612	BOA	07/15/19	—	440
USD	53,774	IDR	777,842,847	BRC	07/10/19	—	1,238
USD	200,000	IDR	2,837,400,000	BRC	08/12/19	81	—
USD	191,599	IDR	2,858,102,068	BRC	11/15/19	—	7,652
USD	254,678	IDR	3,800,082,972	BRC	11/18/19	—	10,152
USD	84,361	IDR	1,211,761,062	CIT	07/17/19	—	1,272
USD	365,723	IDR	5,287,624,121	HSB	07/10/19	—	8,236
USD	124,475	IDR	1,783,480,917	HSB	07/15/19	—	1,588
USD	277,293	IDR	3,943,666,712	HSB	08/12/19	—	572

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

Lazard Emerging Markets Debt Portfolio (continued)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

USD	687,451	IDR	9,941,233,687	JPM	07/10/19	$—	$15,627
USD	251,793	IDR	3,641,682,235	SCB	07/10/19	—	5,759
USD	419,195	IDR	6,068,262,320	SCB	07/10/19	—	9,974
USD	120,313	IDR	1,724,081,922	SCB	07/15/19	—	1,552
USD	80,042	IDR	1,149,807,385	SCB	07/17/19	—	1,212
USD	84,155	IDR	1,210,153,785	SCB	07/17/19	—	1,364
USD	84,463	IDR	1,211,198,387	SCB	07/17/19	—	1,130
USD	5,718	IDR	82,418,100	SCB	07/19/19	—	106
USD	101,316	IDR	1,456,420,591	SCB	07/22/19	—	1,549
USD	248,130	IDR	3,530,888,929	SCB	08/12/19	—	652
USD	90,643	IDR	1,306,614,020	UBS	07/19/19	—	1,673
USD	651,701	MXN	12,568,370	BRC	07/22/19	—	986
USD	330,000	MXN	6,526,575	SCB	07/22/19	—	8,931
USD	652,072	MXN	12,568,370	SCB	07/22/19	—	614
USD	651,903	MXN	12,568,370	UBS	07/22/19	—	783
USD	171,457	MYR	709,781	SCB	07/29/19	—	234
USD	110,000	PEN	371,580	BRC	07/17/19	—	2,775
USD	120,000	PEN	400,200	BRC	07/17/19	—	1,462
USD	190,000	PEN	626,620	BRC	09/09/19	239	—
USD	5,837,669	PEN	19,656,598	HSB	07/08/19	—	130,580
USD	5,499,401	PEN	18,161,773	HSB	09/09/19	—	583
USD	64,658	RON	273,013	BRC	09/05/19	—	978
USD	155,602	RON	655,925	BRC	09/05/19	—	2,091
USD	280,808	RON	1,186,429	BRC	09/05/19	—	4,424
USD	556,808	RON	2,351,039	BRC	09/05/19	—	8,411
USD	190,000	RON	790,172	SCB	09/05/19	33	—
USD	74,566	RON	314,795	UBS	09/05/19	—	1,115
USD	216,533	RON	916,323	UBS	09/05/19	—	3,762
USD	219,956	RON	930,809	UBS	09/05/19	—	3,822
USD	48,015	RUB	3,146,777	BRC	07/31/19	—	1,542
USD	220,000	RUB	14,430,130	BRC	07/31/19	—	7,252
USD	690,000	RUB	46,314,525	BRC	07/31/19	—	39,383
USD	103,807	RUB	6,796,234	JPM	07/31/19	—	3,223
USD	437,900	RUB	28,578,018	JPM	07/31/19	—	12,160
USD	120,000	THB	3,676,200	SCB	09/23/19	—	104

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

Lazard Emerging Markets Debt Portfolio (concluded)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

USD	180,000	TRY	1,122,210	BRC	07/17/19	$—	$12,102
USD	207,378	TRY	1,226,186	BRC	07/17/19	—	2,522
USD	227,863	TRY	1,341,634	BRC	07/17/19	—	1,800
USD	386,035	TRY	2,380,870	BRC	07/17/19	—	21,526
USD	440,579	TRY	2,613,292	BRC	07/17/19	—	6,769
USD	54,619	TRY	318,435	HSB	07/17/19	109	—
USD	80,000	TRY	494,368	SCB	07/17/19	—	4,627
USD	410,000	TRY	2,392,957	SCB	07/17/19	370	—
USD	132,966	TRY	786,556	UBS	07/17/19	—	1,678
USD	270,000	TRY	1,580,354	UBS	07/17/19	—	527
USD	1,627,489	TWD	50,194,034	UBS	08/16/19	7,222	—
USD	98,390	ZAR	1,445,822	BRC	07/24/19	—	3,981
UYU	7,540,880	USD	212,001	CIT	09/13/19	—	640
ZAR	1,131,164	USD	80,000	SCB	07/24/19	92	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$806,316	$529,911

Interest Rate Swap Agreements open at June 30, 2019:

				Receive	Payment
		Notional	Expiration	(Pay)	Frequency	Variable	Unrealized
Currency	Counterparty	Amount	Date	Rate	Paid/Received	Rate	Appreciation

BRL	GSC	$10,986,507	07/01/21	7.55%	Maturity	Brazil Cetip Interbank Deposit Rate	$81,488

Centrally Cleared Interest Rate Swap Agreements open at June 30, 2019:

				Receive	Payment
		Notional	Expiration	(Pay)	Frequency	Variable	Unrealized
Currency	Counterparty	Amount	Date	Rate	Paid/Received	Rate	Appreciation

BRL	GSC	$18,724,202	07/01/21	7.42%	Maturity	Brazil Cetip Interbank Deposit Rate	$142,134

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio

Corporate Bonds | 30.2%

Australia | 0.8%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	70	$52,217

Canada | 1.6%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	90	70,131
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	40	31,321
			101,452
France | 1.2%
Schneider Electric SE, 2.950%, 09/27/22	USD	70	71,212

Germany | 1.3%
BMW Finance NV, 0.875%, 08/16/22	GBP	45	56,217
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	25	25,345
			81,562
Netherlands | 0.6%
BNG Bank NV, 5.000%, 09/16/20	NZD	55	38,340

Switzerland | 0.9%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	55	56,888

United Kingdom | 1.7%
Unilever Capital Corp., 3.250%, 03/07/24	USD	100	104,014

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

United States | 22.1%
American Express Co., 3.000%, 10/30/24	USD	60	$61,472
Apple, Inc., 3.850%, 05/04/43	USD	110	116,731
Ball Corp., 4.000%, 11/15/23	USD	35	36,181
Bank of America Corp., 3.499%, 05/17/22 (§)	USD	70	71,383
Citigroup, Inc., 3.095% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	110	78,361
Constellation Brands, Inc., 4.250%, 05/01/23	USD	65	69,135
DaVita, Inc., 5.125%, 07/15/24	USD	30	30,009
HCA, Inc., 5.000%, 03/15/24	USD	45	49,003
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	85	64,955
Johnson & Johnson, 3.625%, 03/03/37	USD	65	69,512
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	45	47,402
McDonald’s Corp., 3.125%, 03/04/25	CAD	80	63,196
Microsoft Corp., 4.450%, 11/03/45	USD	95	113,797
Morgan Stanley, 3.625%, 01/20/27	USD	90	94,532
Nestle Holdings, Inc., 2.750%, 04/15/20	NOK	340	40,210
NIKE, Inc., 2.375%, 11/01/26	USD	90	90,196
Sealed Air Corp., 4.875%, 12/01/22	USD	30	31,463

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Service Corp. International, 4.625%, 12/15/27	USD	25	$25,531
Starbucks Corp., 4.450%, 08/15/49	USD	60	65,622
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	35	36,294
United Rentals North America, Inc., 4.625%, 07/15/23	USD	35	35,726
Verizon Communications, Inc., 3.875%, 02/08/29	USD	75	80,406
			1,371,117
Total Corporate Bonds (Cost $1,836,058)			1,876,802

Foreign Government Obligations | 45.2%

Australia | 1.1%
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	94	71,065

Bahamas | 2.1%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	118	131,570

Bermuda | 3.3%
Government of Bermuda, 3.717%, 01/25/27	USD	200	203,250

Canada | 1.6%
City of Vancouver, 2.900%, 11/20/25	CAD	60	48,072
Province of Quebec, 1.650%, 03/03/22	CAD	70	53,459
			101,531

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Chile | 3.4%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	90,000	$143,781
5.000%, 03/01/35	CLP	40,000	69,775
			213,556
Colombia | 0.9%
Republic of Colombia, 9.850%, 06/28/27	COP	148,000	57,747

Croatia | 1.7%
Croatia Government International Bonds, 6.625%, 07/14/20	USD	100	104,000

Czech Republic | 3.1%
Czech Republic:
2.150% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	1,390	62,881
2.500%, 08/25/28	CZK	2,600	126,418
			189,299
France | 2.3%
Government of France, 1.750%, 06/25/39	EUR	104	144,071

Hungary | 3.2%
Hungary, 6.375%, 03/29/21	USD	60	64,030
Hungary Government Bonds:
3.000%, 10/27/27	HUF	19,650	73,270
3.000%, 08/21/30	HUF	17,280	63,027
			200,327
Ireland | 3.1%
Ireland Government Bonds:
1.350%, 03/18/31	EUR	50	63,247
1.700%, 05/15/37	EUR	100	131,606
			194,853

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Italy | 1.1%
Italy Government International Bonds, 6.875%, 09/27/23	USD	60	$67,828

Mexico | 2.0%
Mexican Bonos, 6.500%, 06/09/22	MXN	1,390	70,710
United Mexican States, 6.750%, 02/06/24	GBP	35	52,906
			123,616
New Zealand | 1.1%
New Zealand Government Bonds, 6.000%, 05/15/21	NZD	90	65,396

Norway | 1.9%
Oslo Kommune, 2.350%, 09/04/24	NOK	1,000	119,128

Peru | 1.0%
Peru Government Bonds, 6.150%, 08/12/32 (#)	PEN	190	63,198

Philippines | 1.7%
Philippine Government Bonds, 4.250%, 04/11/20	PHP	5,460	105,957

Poland | 2.2%
Poland Government Bonds, 2.500%, 07/25/26	PLN	490	133,340

Romania | 3.2%
Romanian Government Bonds:
4.750%, 02/24/25	RON	505	123,824
2.375%, 04/19/27	EUR	60	73,897
			197,721

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Singapore | 1.0%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	75	$62,709

Spain | 2.2%
Spain Government Bonds, 1.400%, 04/30/28	EUR	107	133,604

United Kingdom | 2.0%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	47	63,525
1.500%, 07/22/47	GBP	45	57,467
			120,992
Total Foreign Government Obligations (Cost $2,756,256)			2,804,758

Quasi Government Bonds | 1.5%

Canada | 1.5%
Export Development Canada, 1.800%, 09/01/22 (Cost $94,163)	CAD	125	95,968

Supranational Bonds | 12.4%
African Development Bank, 2.375%, 09/23/21	USD	90	91,034
Asian Development Bank:
1.000%, 12/15/22	GBP	55	70,045
2.125%, 03/19/25	USD	77	77,900
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	90	68,017
International Bank for Reconstruction & Development:
5.750%, 10/28/19	INR	1,500	21,554
3.500%, 01/22/21	NZD	50	34,574
2.500%, 08/03/23	CAD	135	106,227
2.900%, 11/26/25	AUD	40	30,321

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

International Finance Corp.:
3.625%, 05/20/20	NZD	85	$58,138
2.700%, 03/15/23	AUD	85	62,544
2.125%, 04/07/26	USD	145	146,424

Total Supranational Bonds (Cost $760,884)			766,778

US Municipal Bonds | 2.0%

California | 2.0%
California State Build America Bonds, 7.500%, 04/01/34	USD	50	75,470
State of California, 4.500%, 04/01/33	USD	45	50,890

Total US Municipal Bonds (Cost $120,612)			126,360

US Treasury Securities | 7.8%
Treasury Inflation Protected Security, 0.125%, 04/15/20	USD	55	53,980
US Treasury Notes:
2.125%, 05/15/25	USD	160	162,612
2.875%, 08/15/28	USD	186	199,776
3.125%, 11/15/41	USD	58	64,853

Total US Treasury Securities (Cost $456,501)			481,221

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Short-Term Investments | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $23,436)	23,436	$23,436

Total Investments | 99.5% (Cost $6,047,910) (»)		$6,175,323

Cash and Other Assets in Excess of Liabilities | 0.5%		31,862

Net Assets | 100.0%		$6,207,185

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at June 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	104,252	USD	72,993	HSB	08/14/19	$301	$—
AUD	29,049	USD	20,300	MSC	08/14/19	123	—
CAD	42,325	USD	31,700	JPM	08/14/19	649	—
CHF	43,414	USD	43,542	HSB	08/14/19	1,107	—
CZK	1,404,695	EUR	54,400	JPM	07/25/19	871	—
EUR	32,787	USD	37,000	CIT	07/11/19	310	—
EUR	58,705	USD	66,275	HSB	07/11/19	530	—
EUR	103,651	USD	116,776	HSB	07/11/19	1,176	—
EUR	582,862	USD	659,319	HSB	07/11/19	3,958	—
EUR	110,882	USD	125,452	JPM	07/11/19	728	—
GBP	10,915	USD	14,000	JPM	08/14/19	—	110
GBP	29,471	USD	38,344	JPM	08/14/19	—	840
HUF	2,536,231	USD	8,937	JPM	08/08/19	11	—
IDR	257,849,500	USD	17,900	HSB	09/11/19	206	—
JPY	3,951,680	USD	37,056	CIT	08/14/19	—	286
JPY	43,226,736	USD	398,786	CIT	08/14/19	3,438	—
JPY	80,809,595	USD	745,538	HSB	08/14/19	6,395	—
JPY	5,732,788	USD	53,600	JPM	08/14/19	—	256
KRW	87,334,260	USD	74,100	HSB	08/05/19	1,613	—
NOK	529,688	USD	60,726	HSB	08/14/19	1,451	—
NOK	1,005,889	USD	117,864	HSB	08/14/19	210	—
NZD	40,119	USD	26,500	HSB	08/14/19	477	—
SEK	261,870	USD	27,800	MSC	08/14/19	489	—
USD	134,560	AUD	192,839	CIT	08/14/19	—	1,014
USD	120,684	AUD	172,907	HSB	08/14/19	—	877
USD	21,469	AUD	30,758	JPM	08/14/19	—	155
USD	79,888	CAD	107,484	CIT	08/14/19	—	2,264
USD	270,638	CAD	363,919	HSB	08/14/19	—	7,511
USD	103,156	CAD	138,714	JPM	08/14/19	—	2,866
USD	197,729	CLP	132,195,416	CIT	07/25/19	2,575	—
USD	58,665	COP	194,179,641	CIT	09/10/19	—	1,508
USD	62,352	CZK	1,421,240	JPM	07/25/19	—	1,236
USD	55,373	EUR	48,884	HSB	07/11/19	—	255
USD	61,929	EUR	54,664	HSB	07/11/19	—	276
USD	111,334	EUR	98,423	HSB	07/11/19	—	668
USD	61,870	EUR	54,845	JPM	07/11/19	—	542
USD	1,645	GBP	1,264	JPM	08/14/19	36	—
USD	21,721	HUF	6,316,247	JPM	08/08/19	—	562
USD	106,805	HUF	30,687,094	JPM	08/08/19	—	1,460

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	20,097	INR	1,414,348	CIT	07/24/19	$—	$337
USD	162,733	JPY	17,638,750	HSB	08/14/19	—	1,396
USD	61,800	JPY	6,656,778	MSC	08/14/19	—	141
USD	33,264	MXN	648,669	HSB	08/14/19	—	294
USD	20,922	MXN	408,092	JPM	08/14/19	—	190
USD	87,848	NOK	766,267	HSB	08/14/19	—	2,099
USD	119,216	NOK	1,040,142	HSB	08/14/19	—	2,880
USD	49,813	NZD	75,646	CIT	08/14/19	—	1,052
USD	98,336	NZD	149,341	HSB	08/14/19	—	2,083
USD	35,067	NZD	53,252	JPM	08/14/19	—	740
USD	49,122	PEN	165,000	JPM	08/21/19	—	884
USD	105,240	PHP	5,488,806	HSB	07/24/19	—	1,800
USD	113,545	PLN	434,261	HSB	08/14/19	—	2,891
USD	125,279	RON	519,907	HSB	09/27/19	347	—
USD	10,374	SGD	14,193	HSB	08/14/19	—	123
USD	37,469	SGD	51,275	JPM	08/14/19	—	456
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$27,001	$40,052

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio

Corporate Bonds | 92.7%

Aerospace & Defense | 0.5%
Triumph Group, Inc., 4.875%, 04/01/21	$1,400	$1,379,000

Auto Components | 2.3%
Dana, Inc., 5.500%, 12/15/24	1,800	1,845,000
Delphi Technologies PLC, 5.000%, 10/01/25 (#)	1,925	1,713,250
Tenneco, Inc., 5.000%, 07/15/26	2,100	1,669,500
The Goodyear Tire & Rubber Co.: 5.125%, 11/15/23	1,550	1,569,375
5.000%, 05/31/26	250	246,250
		7,043,375
Automobiles | 1.0%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	2,000	2,112,540
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	825,000
		2,937,540
Building Products | 0.6%
Griffon Corp., 5.250%, 03/01/22	1,800	1,794,366

Capital Markets | 1.0%
Icahn Enterprises LP, 6.000%, 08/01/20	1,500	1,502,700
MPT Operating Partnership LP, 6.375%, 03/01/24	1,560	1,634,100
		3,136,800
Chemicals | 2.5%
CF Industries, Inc., 3.450%, 06/01/23	1,725	1,729,312

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Mosaic Global Holdings, Inc., 7.300%, 01/15/28	$775	$951,660
NOVA Chemicals Corp., 5.250%, 08/01/23 (#)	1,550	1,571,313
Valvoline, Inc., 4.375%, 08/15/25	1,500	1,496,250
WR Grace & Co-Conn, 5.125%, 10/01/21 (#)	1,700	1,763,750
		7,512,285
Commercial Services & Supplies | 4.3%
ACCO Brands Corp., 5.250%, 12/15/24 (#)	1,800	1,822,500
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	2,030,000
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,902,375
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	1,600	1,626,160
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,831,500
Multi-Color Corp., 4.875%, 11/01/25 (#)	1,750	1,839,687
The ADT Security Corp.: 6.250%, 10/15/21	1,400	1,480,500
4.125%, 06/15/23	500	500,000
		13,032,722
Communications Equipment | 1.1%
CommScope, Inc., 5.000%, 06/15/21 (#)	1,500	1,496,250
Plantronics, Inc., 5.500%, 05/31/23 (#)	1,750	1,741,250
		3,237,500
Construction Materials | 1.2%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,751,200

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Standard Industries, Inc., 5.375%, 11/15/24 (#)	$1,750	$1,811,250
		3,562,450
Containers & Packaging | 4.0%
Ball Corp., 4.000%, 11/15/23	2,100	2,170,875
Cascades, Inc., 5.500%, 07/15/22 (#)	1,500	1,505,625
Crown Americas LLC: 4.500%, 01/15/23	1,550	1,613,937
4.250%, 09/30/26	500	510,000
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (#)	2,092	2,144,300
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,454	1,457,296
Sealed Air Corp., 4.875%, 12/01/22 (#)	1,700	1,782,875
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	750	871,875
		12,056,783
Diversified Consumer Services | 1.2%
Service Corp. International, 4.625%, 12/15/27	1,750	1,787,188
The ServiceMaster Co. LLC, 5.125%, 11/15/24 (#)	1,800	1,851,750
		3,638,938
Diversified Financial Services | 1.5%
Herc Rentals, Inc., 7.750%, 06/01/24 (#)	1,189	1,259,389
INEOS Group Holdings SA, 5.625%, 08/01/24 (#)	1,700	1,734,000
Level 3 Financing, Inc., 5.125%, 05/01/23	1,550	1,562,942
		4,556,331

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Diversified Telecommunication Services | 3.2%
CenturyLink, Inc., 5.625%, 04/01/20	$1,550	$1,567,438
CyrusOne LP, 5.000%, 03/15/24	2,000	2,055,000
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	2,148,502
SBA Communications Corp., 4.875%, 09/01/24	2,000	2,060,000
Zayo Group LLC, 5.750%, 01/15/27 (#)	1,950	1,984,125
		9,815,065
Energy Equipment & Services | 1.0%
Precision Drilling Corp., 5.250%, 11/15/24	1,500	1,387,500
Transocean, Inc., 9.000%, 07/15/23 (#)	1,500	1,597,500
		2,985,000
Entertainment | 1.2%
Live Nation Entertainment, Inc., 4.875%, 11/01/24 (#)	1,550	1,594,563
Netflix, Inc.: 5.375%, 02/01/21	1,550	1,602,312
4.375%, 11/15/26	500	511,400
		3,708,275
Equity Real Estate Investment Trusts (REITs) | 3.6%
Equinix, Inc., 5.375%, 05/15/27	2,200	2,358,334
ESH Hospitality, Inc., 5.250%, 05/01/25 (#)	2,000	2,050,000
Iron Mountain, Inc., 6.000%, 08/15/23	1,450	1,489,875
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	1,800	1,840,500
RHP Hotel Properties LP, 5.000%, 04/15/23	1,525	1,545,969

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Uniti Group LP, 6.000%, 04/15/23 (#)	$1,700	$1,615,000
		10,899,678
Food & Staples Retailing | 1.7%
Albertsons Cos. LLC, 6.625%, 06/15/24	1,750	1,813,438
Ingles Markets, Inc., 5.750%, 06/15/23	1,500	1,533,750
Performance Food Group, Inc., 5.500%, 06/01/24 (#)	1,805	1,843,356
		5,190,544
Food Products | 2.3%
B&G Foods, Inc., 4.625%, 06/01/21	1,500	1,501,875
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (#)	2,000	2,072,500
Post Holdings, Inc., 5.000%, 08/15/26 (#)	1,800	1,824,750
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,509,375
		6,908,500
Gas Utilities | 1.1%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,650,750
Suburban Propane Partners LP, 5.500%, 06/01/24	1,800	1,809,000
		3,459,750
Health Care Equipment & Supplies | 1.2%
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (#)	1,550	1,602,003
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	2,030,000
		3,632,003

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Health Care Providers & Services | 3.1%
Centene Corp.:
6.125%, 02/15/24	$1,500	$1,571,250
4.750%, 01/15/25	500	516,105
DaVita, Inc., 5.125%, 07/15/24	2,000	2,000,600
Encompass Health Corp., 5.125%, 03/15/23	1,551	1,578,142
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,768,000
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	707,000
4.375%, 10/01/21	1,250	1,268,750
		9,409,847
Hotels, Restaurants & Leisure | 9.6%
1011778 BC ULC, 4.625%, 01/15/22 (#)	1,550	1,550,000
Boyd Gaming Corp.:
6.875%, 05/15/23	1,450	1,497,125
6.375%, 04/01/26	750	793,410
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	2,037,500
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,608,125
Cinemark USA, Inc., 4.875%, 06/01/23	1,550	1,569,375
Diamond Resorts International, Inc., 7.750%, 09/01/23 (#)	1,500	1,545,000
GLP Capital LP, 4.875%, 11/01/20	1,500	1,526,040
Golden Nugget, Inc., 6.750%, 10/15/24 (#)	1,622	1,670,660
Hilton Worldwide Finance LLC, 4.625%, 04/01/25	2,015	2,062,856
International Game Technology PLC, 6.250%, 02/15/22 (#)	1,450	1,531,563

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

KFC Holding Co., 5.250%, 06/01/26 (#)	$2,400	$2,516,976
MGM Resorts International: 6.625%, 12/15/21	1,000	1,080,000
4.625%, 09/01/26	800	804,000
Scientific Games International, Inc., 5.000%, 10/15/25 (#)	1,750	1,767,500
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	1,850	1,877,750
Station Casinos LLC, 5.000%, 10/01/25 (#)	1,700	1,704,250
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	2,065,600
		29,207,730
Household Durables | 0.6%
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,750	1,802,500

Household Products | 1.2%
Energizer Holdings, Inc., 5.500%, 06/15/25 (#)	1,750	1,771,875
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,869,750
		3,641,625
Independent Power & Renewable Electricity Producers | 1.7%
AES Corp., 5.125%, 09/01/27	1,700	1,793,500
Calpine Corp., 6.000%, 01/15/22 (#)	1,500	1,507,500
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,728,125
		5,029,125
IT Services | 1.2%
First Data Corp.:
5.375%, 08/15/23 (#)	1,600	1,628,800
5.000%, 01/15/24 (#)	500	512,250

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

VeriSign, Inc., 4.625%, 05/01/23	$1,550	$1,575,265
		3,716,315
Machinery | 3.0%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,781,537
Meritor, Inc., 6.250%, 02/15/24	1,700	1,751,000
Mueller Water Products, Inc., 5.500%, 06/15/26 (#)	1,750	1,806,875
SPX FLOW, Inc., 5.625%, 08/15/24 (#)	1,750	1,824,375
Terex Corp., 5.625%, 02/01/25 (#)	1,790	1,812,375
		8,976,162
Media | 12.1%
AMC Networks, Inc., 4.750%, 12/15/22	1,500	1,518,840
CCO Holdings LLC: 5.250%, 03/15/21	1,650	1,657,219
5.125%, 05/01/27 (#)	500	517,680
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,500	1,526,250
CSC Holdings LLC: 5.500%, 05/15/26 (#)	1,000	1,048,700
7.500%, 04/01/28 (#)	1,690	1,855,282
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,607,984
Entercom Media Corp., 7.250%, 11/01/24 (#)	1,500	1,580,625
Lamar Media Corp., 5.750%, 02/01/26	1,726	1,814,457
Mediacom Broadband LLC, 5.500%, 04/15/21	375	373,125
Meredith Corp., 6.875%, 02/01/26	1,700	1,803,921

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Nexstar Broadcasting Inc., 5.875%, 11/15/22	$1,500	$1,533,750
Outfront Media Capital LLC, 5.250%, 02/15/22	1,500	1,520,100
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,650	1,651,031
Sirius XM Radio, Inc.: 5.375%, 04/15/25 (#)	400	412,500
5.000%, 08/01/27 (#)	1,750	1,780,450
TEGNA, Inc., 6.375%, 10/15/23	1,650	1,699,500
The EW Scripps Co., 5.125%, 05/15/25 (#)	1,800	1,728,000
Tribune Media Co., 5.875%, 07/15/22	1,550	1,576,970
Unitymedia Hessen GmbH & Co. KG, 5.000%, 01/15/25 (#)	1,700	1,751,000
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	1,902,500
Videotron, Ltd.: 5.000%, 07/15/22	1,558	1,632,005
5.125%, 04/15/27 (#)	500	521,875
Virgin Media Secured Finance PLC, 5.250%, 01/15/26 (#)	2,100	2,151,891
WMG Acquisition Corp., 4.875%, 11/01/24 (#)	1,600	1,638,000
		36,803,655
Metals & Mining | 2.6%
Alcoa Nederland Holding BV, 6.750%, 09/30/24 (#)	1,800	1,901,250
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,650	1,776,972
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	2,248,950

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Steel Dynamics, Inc.:
4.125%, 09/15/25	$500	$497,500
5.000%, 12/15/26	1,550	1,615,875
		8,040,547
Oil, Gas & Consumable Fuels | 9.3%
Antero Resources Corp., 5.125%, 12/01/22	1,600	1,536,000
Cheniere Energy Partners LP, 5.250%, 10/01/25	1,250	1,292,188
Diamondback Energy, Inc., 4.750%, 11/01/24	1,550	1,590,687
Energy Transfer Operating LP:
7.500%, 10/15/20	1,250	1,325,737
5.875%, 01/15/24	750	833,534
Gulfport Energy Corp., 6.000%, 10/15/24	1,700	1,313,250
Holly Energy Partners LP, 6.000%, 08/01/24 (#)	2,040	2,121,600
Murphy Oil Corp., 6.875%, 08/15/24	1,500	1,575,000
Newfield Exploration Co., 5.625%, 07/01/24	1,600	1,770,625
Parsley Energy LLC, 5.625%, 10/15/27 (#)	1,700	1,776,500
PBF Holding Co. LLC, 7.000%, 11/15/23	1,400	1,452,514
Range Resources Corp., 5.000%, 08/15/22	1,700	1,619,250
Southwestern Energy Co., 6.200%, 01/23/25	1,800	1,647,000
Sunoco LP, 5.500%, 02/15/26	1,700	1,770,125
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,264,063
Targa Resources Partners LP, 5.250%, 05/01/23	1,550	1,571,467

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   55

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Whiting Petroleum Corp.: 5.750%, 03/15/21	$900	$897,750
6.625%, 01/15/26	1,000	964,375
WPX Energy, Inc.: 6.000%, 01/15/22	900	932,625
5.750%, 06/01/26	1,000	1,035,000
		28,289,290
Personal Products | 0.5%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (#)	1,500	1,498,125

Pharmaceuticals | 0.5%
Mallinckrodt International Finance SA, 5.750%, 08/01/22 (#)	1,700	1,453,500

Professional Services | 1.0%
IHS Markit, Ltd., 5.000%, 11/01/22 (#)	1,500	1,589,250
Nielsen Finance LLC, 5.000%, 04/15/22 (#)	1,550	1,548,063
		3,137,313
Road & Rail | 0.6%
The Hertz Corp., 5.500%, 10/15/24 (#)	1,800	1,719,540

Semiconductors & Semiconductor Equipment | 0.3%
Qorvo, Inc., 5.500%, 07/15/26	1,000	1,058,300

Software | 1.3%
j2 Cloud Services LLC, 6.000%, 07/15/25 (#)	1,550	1,623,625
Nuance Communications, Inc., 5.625%, 12/15/26	1,500	1,564,200
Rackspace Hosting, Inc., 8.625%, 11/15/24 (#)	1,000	917,500
		4,105,325

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Specialty Retail | 1.2%
Group 1 Automotive, Inc., 5.000%, 06/01/22	$1,662	$1,682,775
Penske Automotive Group, Inc., 5.500%, 05/15/26	1,800	1,876,500
		3,559,275
Technology Hardware, Storage & Peripherals | 2.3%
Dell International LLC, 7.125%, 06/15/24 (#)	1,525	1,609,980
NCR Corp., 4.625%, 02/15/21	1,568	1,571,920
Seagate HDD Cayman, 4.750%, 01/01/25	1,900	1,913,978
Western Digital Corp., 4.750%, 02/15/26	2,000	1,962,100
		7,057,978
Textiles, Apparel & Luxury Goods | 0.6%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,816,850

Trading Companies & Distributors | 2.0%
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,000	1,007,500
HD Supply, Inc., 5.375%, 10/15/26 (#)	1,700	1,793,500
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	500	503,125
United Rentals North America, Inc., 4.625%, 07/15/23	1,100	1,122,825
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,612,000
		6,038,950
Wireless Telecommunication Services | 1.5%
Inmarsat Finance PLC, 4.875%, 05/15/22 (#)	1,750	1,760,937

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   57

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (concluded)

Sprint Corp., 7.125%, 06/15/24	$500	$530,150
T-Mobile USA, Inc., 6.500%, 01/15/26	2,000	2,162,120
		4,453,207
Total Corporate Bonds (Cost $278,846,099)		281,302,064

Description	Shares	Fair Value

Exchange-Traded Funds | 2.7%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $8,019,531)	424,383	$8,042,058

Short-Term Investments | 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $2,476,235)	2,476,235	2,476,235

Total Investments | 96.2% (Cost $289,341,865)		$291,820,357

Cash and Other Assets in Excess of Liabilities | 3.8%		11,546,585

Net Assets | 100.0%		$303,366,942

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio

Asset-Backed Securities | 7.5%

Automobiles | 7.5%
GM Financial Automobile Leasing Trust: 2.610%, 01/20/21	$2,150	$2,152,228
3.180%, 06/21/21	1,000	1,008,099
Mercedes-Benz Auto Lease Trust, 3.100%, 11/15/21	2,350	2,375,046
World Omni Automobile Lease Securitization Trust: 2.830%, 07/15/21	750	753,568
3.190%, 12/15/21	1,125	1,143,050

Total Asset-Backed Securities (Cost $7,374,761)		7,431,991

Corporate Bonds | 35.1%

Banks | 13.5%
Bank of America Corp., 2.625%, 10/19/20	3,713	3,726,921
Citigroup, Inc., 2.650%, 10/26/20	3,295	3,306,386
JPMorgan Chase & Co., 4.400%, 07/22/20	2,887	2,950,914
Wells Fargo & Co., 2.600%, 07/22/20	3,425	3,436,074
		13,420,295
Biotechnology | 3.0%
AbbVie, Inc., 2.500%, 05/14/20	3,020	3,019,397

Capital Markets | 7.6%
Morgan Stanley, 5.500%, 01/26/20	3,700	3,763,483
The Goldman Sachs Group, Inc., 5.375%, 03/15/20	3,730	3,806,665
		7,570,148

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   59

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (continued)

Electronic Equipment, Instruments & Components | 1.1%
Amphenol Corp., 2.200%, 04/01/20	$1,115	$1,112,599

Food & Staples Retailing | 2.0%
The Kroger Co., 6.150%, 01/15/20	1,989	2,027,154

Internet & Direct Marketing Retail | 1.2%
eBay, Inc., 3.250%, 10/15/20	1,129	1,138,801

IT Services | 2.5%
Fiserv, Inc., 2.700%, 06/01/20	2,510	2,514,945

Life Sciences Tools & Services | 1.6%
Thermo Fisher Scientific, Inc., 4.500%, 03/01/21	1,500	1,552,368

Oil, Gas & Consumable Fuels | 2.6%
Enterprise Products Operating LLC, 2.550%, 10/15/19	2,525	2,524,194

Total Corporate Bonds (Cost $34,769,090)		34,879,901

US Government Securities | 9.0%

Mortgage-Backed Securities | 9.0%
Federal Home Loan Mortgage Corp.:
Pool# 848138, 4.794%, 07/01/38 (§)	489	516,715
Pool# 848514, 4.874%, 03/01/32 (§)	1,052	1,107,272
Pool# 848517, 4.629%, 12/01/34 (§)	628	661,936
Pool# 849414, 4.656%, 07/01/35 (§)	796	839,183
Pool# G13867, 5.000%, 06/01/25	178	183,908

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (continued)

Federal National Mortgage Association:
Pool# 725296, 4.703%, 03/01/34 (§)	$394	$412,844
Pool# 995609, 4.657%, 04/01/35 (§)	430	451,836
Pool# AD0701, 4.432%, 02/01/37 (§)	499	520,429
Pool# AE0149, 4.749%, 12/01/36 (§)	437	460,605
Pool# AE0315, 4.500%, 02/01/21	3	2,757
Pool# AL0345, 4.624%, 11/01/35 (§)	329	346,280
Pool# AL3739, 4.595%, 07/01/38 (§)	128	134,545
Pool# AL3746, 4.656%, 01/01/37 (§)	497	524,256
Pool# AL3941, 6.000%, 03/01/24	97	99,941
Pool# AL4118, 4.558%, 05/01/35 (§)	275	287,560
Pool# AL4545, 4.640%, 05/01/39 (§)	336	353,650
Pool# AL4660, 4.626%, 11/01/41 (§)	371	389,737
Pool# AL5574, 4.627%, 12/01/40 (§)	723	761,514
Pool# AL5642, 4.634%, 05/01/39 (§)	851	898,544

Total US Government Securities (Cost $8,947,576)		8,953,512

US Treasury Securities | 47.1%
US Treasury Notes: 1.625%, 07/31/20	22,925	22,846,195
1.375%, 08/31/20	24,040	23,888,811

Total US Treasury Securities (Cost $46,496,772)		46,735,006

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   61

Description	Shares	Fair Value

Lazard US Short Duration Fixed Income Portfolio (concluded)

Short-Term Investments | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $551,254)	551,254	$551,254

Total Investments | 99.3% (Cost $98,139,453)		$98,551,664

Cash and Other Assets in Excess of Liabilities | 0.7%		726,725

Net Assets | 100.0%		$99,278,389

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolios of Investments
June 30, 2019 (unaudited)

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2019, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets

Emerging Markets Debt	8.3%
Global Fixed Income	2.1
US Corporate Income	42.7

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2019.

(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at June 30, 2019 which may step up at a future date.

(«)	Issue in default.

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

BBSW	—	Bank Bill Swap Reference Rate
LIBOR	—	London Interbank Offered Rate
NTN- B	—	Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN- F	—	Brazil Sovereign “Nota do Tesouro Nacional” Series F
PRIBOR	—	Prague Interbank Offered Rate

Currency Abbreviations:
ARS	—	Argentine Peso	MYR	—	Malaysian Ringgit
AUD	—	Australian Dollar	NOK	—	Norwegian Krone
BRL	—	Brazilian Real	NZD	—	New Zealand Dollar
CAD	—	Canadian Dollar	PEN	—	Peruvian Nuevo Sol
CHF	—	Swiss Franc	PHP	—	Philippine Peso
CLP	—	Chilean Peso	PLN	—	Polish Zloty
COP	—	Colombian Peso	RON	—	New Romanian Leu
CZK	—	Czech Koruna	RUB	—	Russian Ruble
DOP	—	Dominican Republic Peso	SEK	—	Swedish Krona
EUR	—	Euro	SGD	—	Singapore Dollar
GBP	—	British Pound Sterling	THB	—	Thai Baht
HUF	—	Hungarian Forint	TRY	—	New Turkish Lira
IDR	—	Indonesian Rupiah	TWD	—	Taiwan Dollar
INR	—	Indian Rupee	UAH	—	Ukrainian hryvnia
JPY	—	Japanese Yen	USD	—	United States Dollar
KRW	—	South Korean Won	UYU	—	Uruguayan Peso
MXN	—	Mexican New Peso	ZAR	—	South African Rand

Counterparty Abbreviations:
BOA	—	Bank of America NA	JPM	—	JPMorgan Chase Bank NA
BRC	—	Barclays Bank PLC	MSC	—	Morgan Stanley & Co.
CIT	—	Citibank NA	SCB	—	Standard Chartered Bank
GSC	—	Goldman Sachs International	UBS	—	UBS AG
HSB	—	HSBC Bank USA NA

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   63

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio

Corporate & Quasi Government Bonds
Automobiles	—%	0.9%
Banks	0.7	4.9
Beverages	—	1.1
Capital Markets	—	2.1
Communication Equipment	0.1	—
Consumer Finance	—	1.0
Containers & Packaging	—	1.1
Diversified Consumer Services	—	0.4
Diversified Financial Services	—	2.5
Diversified Telecommunication Services	0.1	2.1
Electrical Equipment	—	1.1
Electric utilities	1.4	—
Food Products	—	0.6
Health Care Providers & Services	—	1.7
Hotels, Restaurants & Leisure	—	2.1
Independent Power and Renewable Electricity Producers	0.2	—
Machinery	—	1.0
Metal and Mining	0.5	—
Oil, Gas & Consumable Fuels	1.9	—
Personal Products	—	1.7
Pharmaceuticals	—	1.1
Software	—	1.8
Technology Hardware, Storage & Peripherals	—	1.9
Textiles, Apparel & Luxury Goods	—	1.5
Thrifts & Mortgage Finance	0.2	—
Trading Companies & Distributors	—	0.6
Wireless Telecommunication Services	0.3	0.5
Subtotal	5.4	31.7
Foreign Government Obligations	90.0	45.2
Supranational Bonds	1.3	12.4
US Municipal Bonds	—	2.0
US Treasury Securities	—	7.8
Short-Term Investments	2.3	0.4
Total Investments	99.0%	99.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

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Semi-Annual Report   65

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2019	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio
ASSETS
Investments in securities, at fair value	$172,934,928	$6,175,323
Cash	199,523	4,501
Cash collateral due from broker on swap agreements	126,621	—
Foreign currency, at fair value	304,234	10
Receivables for:
Capital stock sold	39,858	—
Dividends and interest	2,815,958	59,583
Investments sold	234,525	—
Amount due from Investment Manager (Note 3)	—	10,500
Receivable from broker – variation margin on centrally cleared swaps	4,454	—
Gross unrealized appreciation on:
Forward currency contracts	806,316	27,001
Swap agreements	81,488	—
Prepaid expenses	—	9,990
Total assets	177,547,905	6,286,908
LIABILITIES
Cash collateral due to broker on forward currency contracts	60,000	—
Payables for:
Management fees	95,841	—
Accrued professional services	38,648	27,515
Accrued custodian fees	35,402	5,009
Accrued distribution fees	136	—
Investments purchased	1,979,933	—
Capital stock redeemed	54,076	21
Dividends	2,499	—
Gross unrealized depreciation on forward currency contracts	529,911	40,052
Other accrued expenses and payables	51,123	7,126
Total liabilities	2,847,569	79,723
Net assets	$174,700,336	$6,207,185
NET ASSETS
Paid in capital	$219,488,532	$6,224,641
Distributable earnings (Accumulated loss)	(44,788,196)	(17,456)
Net assets	$174,700,336	$6,207,185

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

Lazard US Corporate Income Portfolio	Lazard US Short Duration Fixed Income Portfolio

$291,820,357	$98,551,664
—	—

—	—
—	—

9,639,841	—
3,851,946	813,080
1,998,898	—

—	—

—	—

—	—
—	—
—	26,166
307,311,042	99,390,910

—	—

105,541	17,457
30,845	29,116
21,029	7,577
774	4
3,115,000	—
626,450	37,521
31,014	11,045

—	—
13,447	9,801
3,944,100	112,521
$303,366,942	$99,278,389

$307,718,089	$100,495,416
(4,351,147)	(1,217,027)
$303,366,942	$99,278,389

Semi-Annual Report   67

June 30, 2019	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio
Institutional Shares
Net assets	$107,645,458	$6,166,833
Shares of capital stock outstanding*	13,537,890	681,144
Net asset value, offering and redemption price per share	$7.95	$9.05

Open Shares
Net assets	$673,970	$40,352
Shares of capital stock outstanding*	83,938	4,456
Net asset value, offering and redemption price per share	$8.03	$9.05	†

R6 Shares
Net assets	$66,380,908	—
Shares of capital stock outstanding*	7,801,170	—
Net asset value, offering and redemption price per share*	$8.51	—

Cost of investments in securities	$168,795,363	$6,047,910
Cost of foreign currency	$296,731	$10

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares values are rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Report

Lazard US Corporate Income Portfolio	Lazard US Short Duration Fixed Income Portfolio

$299,741,058	$99,263,080
61,699,619	10,164,590

$4.86	$9.77

$3,624,774	$15,309
742,633	1,567

$4.88	$9.77

$1,110	—
228	—

$4.87	—

$289,341,865	$98,139,453
$—	$—

Semi-Annual Report   69

The Lazard Funds, Inc. Statements of Operations (unaudited)

	Lazard	Lazard
	Emerging Markets	Global Fixed
For the Six Months Ended June 30, 2019	Debt Portfolio	Income Portfolio
Investment Income (Loss)
Income
Interest *	$6,104,385	$85,202
Dividends	—	—
Total investment income	6,104,385	85,202
Expenses
Management fees (Note 3)	739,703	14,306
Custodian fees	113,471	22,439
Professional services	33,351	21,117
Administration fees	21,179	7,721
Registration fees	21,021	22,877
Shareholders’ services	6,518	2,778
Directors’ fees and expenses	8,031	2,610
Shareholders’ reports	7,184	2,650
Distribution fees (Open Shares)	841	45
Other^	30,555	2,701
Total gross expenses	981,854	99,244
Management fees waived and expenses reimbursed	(37,385)	(79,155)
Total net expenses	944,469	20,089
Net investment income (loss)	5,159,916	65,113
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Forward Currency Contracts and Swap Agreements
Net realized gain (loss) on:
Investments**	(4,743,673)	(34,712)
Foreign currency transactions	60,691	(2,219)
Forward currency contracts	100,729	4,381
Swap agreements	189	—
Total net realized gain (loss) on investments, foreign currency transactions, forward currency contracts and swap agreements	(4,582,064)	(32,550)
Net change in unrealized appreciation (depreciation) on:
Investments†	22,163,534	348,593
Foreign currency translations	22,486	1,083
Forward currency contracts	(430,911)	(45,154)
Swap agreements	223,622	—
Total net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward currency contracts and swap agreements	21,978,731	304,522
Net realized and unrealized gain (loss) on investments, foreign currency transactions, forward currency contracts and swap agreements	17,396,667	271,972
Net increase (decrease) in net assets resulting from operations	$22,556,583	$337,085
* Net of foreign withholding taxes of	$28,258	$615
** Net of foreign capital gains taxes of	$6,442	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$(55,249)	$—
^ Includes interest on line of credit of	$24,034	$—

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Report

Lazard US Corporate Income Portfolio	Lazard US Short Duration Fixed Income Portfolio

$7,663,581	$1,469,239
87,055	—
7,750,636	1,469,239

810,721	133,864
55,746	22,618
27,708	23,963
27,276	14,056
21,696	19,041
11,457	3,392
9,950	5,224
6,203	2,731
4,652	30
7,825	4,281
983,234	229,200
(166,019)	(14,695)
817,215	214,505
6,933,421	1,254,734

(432,352)	39,041
—	—
—	—
—	—

(432,352)	39,041

20,751,831	640,800
—	—
—	—
—	—

20,751,831	640,800

20,319,479	679,841

$27,252,900	$1,934,575
$—	$—
$—	$—

$—	$—
$134	$—

Semi-Annual Report   71

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,159,916	$14,539,447
Net realized gain (loss) on investments, foreign currency transactions, forward currency contracts and swap agreements	(4,582,064)	(11,020,379)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward currency contracts and swap agreements	21,978,731	(21,451,917)
Net increase (decrease) in net assets resulting from operations	22,556,583	(17,932,849)

Distributions to shareholders (Note 2(f))
Institutional Shares	(3,334,142)	(4,701,379)
Open Shares	(17,050)	(68,347)
R6 Shares	(1,873,694)	(2,107,177)
Return of capital
Institutional Shares	—	(5,201,496)
Open Shares	—	(75,617)
R6 Shares	—	(2,331,332)
Net decrease in net assets resulting from distributions	(5,224,886)	(14,485,348)

Capital stock transactions
Net proceeds from sales Institutional Shares	3,543,109	53,729,663
Open Shares	18,039	2,519,684
R6 Shares	3,000,000	110,381,409
Net proceeds from reinvestment of distributions
Institutional Shares	3,299,608	9,761,506
Open Shares	15,709	142,468
R6 Shares	1,664,669	4,438,509
Cost of shares redeemed
Institutional Shares	(52,226,407)	(183,928,083)
Open Shares	(82,201)	(8,319,029)
R6 Shares	(45,500,729)	—
Net increase (decrease) in net assets from capital stock transactions	(86,268,203)	(11,273,873)
Total increase (decrease) in net assets	(68,936,506)	(43,692,070)
Net assets at beginning of period	243,636,842	287,328,912
Net assets at end of period	$174,700,336	$243,636,842

The accompanying notes are an integral part of these financial statements.

72   Semi-Annual Report

Lazard Global Fixed Income Portfolio		Lazard Lazard US Corporate Income Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

$65,113	$127,326	$6,933,421	$16,087,868

(32,550)	(81,191)	(432,352)	588,674

304,522	(188,780)	20,751,831	(25,354,375)

337,085	(142,645)	27,252,900	(8,677,833)

(64,592)	(59,363)	(6,836,790)	(15,821,900)
(364)	(319)	(81,804)	(253,454)
—	—	(25)	(13,162)

—	(67,280)	—	—
—	(362)	—	—
—	—	—	—

(64,956)	(127,324)	(6,918,619)	(16,088,516)

951,330	2,654,185	31,532,965	49,765,025
9,792	—	175,194	2,569,673
—	—	—	24,665

64,590	126,631	6,651,342	14,673,547
363	681	58,972	120,865
—	—	25	6,762

(614,727)	(1,722,437)	(66,793,003)	(76,329,156)
(4,365)	(9)	(1,192,629)	(3,681,834)
—	—	—	(1,782,867)

406,983	1,059,051	(29,567,134)	(14,633,320)
679,112	789,082	(9,232,853)	(39,399,669)
5,528,073	4,738,991	312,599,795	351,999,464
$6,207,185	$5,528,073	$303,366,942	$312,599,795

Semi-Annual Report   73

	Lazard Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	19,428,100	33,323,876
Shares sold	459,068	6,920,539
Shares issued to shareholders from reinvestment of distributions	426,774	1,230,443
Shares redeemed	(6,776,052)	(22,046,758)
Net increase (decrease)	(5,890,210)	(13,895,776)
Shares outstanding at end of period	13,537,890	19,428,100

Open Shares
Shares outstanding at beginning of period	90,147	766,577
Shares sold	2,329	298,747
Shares issued to shareholders from reinvestment of distributions	2,013	17,024
Shares redeemed	(10,551)	(992,201)
Net increase (decrease)	(6,209)	(676,430)
Shares outstanding at end of period	83,938	90,147

R6 Shares
Shares outstanding at beginning of period	12,683,587	125
Shares sold	380,227	12,137,545
Shares issued to shareholders from reinvestment of distributions	201,235	545,917
Shares redeemed	(5,463,879)	—
Net increase (decrease)	(4,882,417)	12,683,462
Shares outstanding at end of period	7,801,170	12,683,587

The accompanying notes are an integral part of these financial statements.

74   Semi-Annual Report

Lazard Global Fixed Income Portfolio		Lazard Lazard US Corporate Income Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

635,449	520,489	67,838,982	70,514,409
108,711	294,722	6,607,517	10,487,599

7,325	14,452	1,389,070	3,108,656
(70,341)	(194,214)	(14,135,950)	(16,271,682)
45,695	114,960	(6,139,363)	(2,675,427)
681,144	635,449	61,699,619	67,838,982

3,789	3,712	944,746	1,162,735
1,126	—	36,649	539,630

41	78	12,257	25,492
(500)	(1)	(251,019)	(783,111)
667	77	(202,113)	(217,989)
4,456	3,789	742,633	944,746

—	—	223	364,469
—	—	—	5,023

—	—	5	1,389
—	—	—	(370,658)
—	—	5	(364,246)
—	—	228	223

Semi-Annual Report   75

	Lazard US Short Duration Fixed Income Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,254,734	$2,205,642
Net realized gain (loss) on investments	39,041	(1,149,097)
Net change in unrealized appreciation (depreciation) on investments	640,800	237,332
Net increase (decrease) in net assets resulting from operations	1,934,575	1,293,877
Distributions to shareholders (Note 2(f))
Institutional Shares	(1,255,002)	(1,976,743)
Open Shares	(247)	(464)
Return of capital
Institutional Shares	—	(228,383)
Open Shares	—	(54)
Net decrease in net assets resulting from distributions	(1,255,249)	(2,205,644)
Capital stock transactions
Net proceeds from sales Institutional Shares	4,861,022	40,433,005
Open Shares	—	47,508
Net proceeds from reinvestment of distributions Institutional Shares	1,188,654	2,000,809
Open Shares	247	514
Cost of shares redeemed Institutional Shares	(23,741,494)	(25,637,022)
Open Shares	(21,871)	(35,952)
Net increase (decrease) in net assets from capital stock transactions	(17,713,442)	16,808,862
Total increase (decrease) in net assets	(17,034,116)	15,897,095
Net assets at beginning of period	116,312,505	100,415,410
Net assets at end of period	$99,278,389	$116,312,505
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	11,984,211	10,259,235
Shares sold	499,924	4,157,165
Shares issued to shareholders from reinvestment of distributions	122,116	206,126
Shares redeemed	(2,441,661)	(2,638,315)
Net increase (decrease)	(1,819,621)	1,724,976
Shares outstanding at end of period	10,164,590	11,984,211
Open Shares
Shares outstanding at beginning of period	3,789	2,561
Shares sold	—	4,869
Shares issued to shareholders from reinvestment of distributions	25	53
Shares redeemed	(2,247)	(3,694)
Net increase (decrease)	(2,222)	1,228
Shares outstanding at end of period	1,567	3,789

The accompanying notes are an integral part of these financial statements.

76   Semi-Annual Report

The Lazard Funds, Inc. Financial Highlights

LAZARD EMERGING MARKETS DEBT PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$7.36	$8.43	$7.90	$7.71		$8.84	$9.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.20	0.46	0.46	0.48	^	0.39	0.49
Net realized and unrealized gain (loss)	0.59	(1.07)	0.53	0.19		(1.13)	(0.66)
Total from investment operations	0.79	(0.61)	0.99	0.67		(0.74)	(0.17)
Less distributions from:
Net investment income	(0.20)	(0.22)	(0.43)	(0.19)		— (b)	(0.15)
Return of capital	—	(0.24)	(0.03)	(0.29)		(0.39)	(0.37)
Total distributions	(0.20)	(0.46)	(0.46)	(0.48)		(0.39)	(0.52)
Redemption fees	—	—	—	—	(b)	— (b)	— (b)
Net asset value, end of period	$7.95	$7.36	$8.43	$7.90		$7.71	$8.84
Total Return (c)	10.84%	–7.45%	12.69%	8.64	%^	–8.55%	–2.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$107,645	$143,015	$280,808	$240,833		$258,517	$326,165
Ratios to average net assets (d):
Net expenses	0.97%	0.93%	0.93%	0.96	%^	0.96%	0.96%
Gross expenses	0.99%	0.93%	0.93%	0.96%		0.96%	0.96%
Net investment income (loss)	5.25%	5.78%	5.52%	5.90	%^	4.69%	5.14%
Portfolio turnover rate	59%	97%	88%	118%		162%	204%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   77

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$7.43	$8.50	$7.98	$7.79	$8.91	$9.59
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.47	0.44	0.46 ^	0.36	0.46
Net realized and unrealized gain (loss)	0.60	(1.10)	0.51	0.19	(1.11)	(0.68)
Total from investment operations	0.79	(0.63)	0.95	0.65	(0.75)	(0.22)
Less distributions from:
Net investment income	(0.19)	(0.20)	(0.40)	(0.18)	— (b)	(0.09)
Return of capital	—	(0.24)	(0.03)	(0.28)	(0.37)	(0.37)
Total distributions	(0.19)	(0.44)	(0.43)	(0.46)	(0.37)	(0.46)
Redemption fees	—	—	—	—	— (b)	— (b)
Net asset value, end of period	$8.03	$7.43	$8.50	$7.98	$7.79	$8.91
Total Return (c)	10.79%	–7.59%	12.16%	8.27%^	–8.64%	–2.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$674	$670	$6,520	$6,801	$6,910	$1,107
Ratios to average net assets (d):
Net expenses	1.17%	1.20%	1.22%	1.28%^	1.30%	1.30%
Gross expenses	1.68%	1.62%	1.36%	1.40%	1.75%	1.71%
Net investment income (loss)	5.00%	5.49%	5.21%	5.59%^	4.54%	4.80%
Portfolio turnover rate	59%	97%	88%	118%	162%	204%

The accompanying notes are an integral part of these financial statements.

78   Semi-Annual Report

Selected data for a share of capital stock	Six Months			For the Period
outstanding throughout	Ended	Year Ended		7/28/16* to
each period	6/30/19†	12/31/18	12/31/17	12/31/16
R6 Shares
Net asset value, beginning of period	$7.88	$8.88	$7.90	$8.34
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.21	0.48	0.45	0.20 ^
Net realized and unrealized gain (loss)	0.64	(1.12)	0.54	(0.44)
Total from investment operations	0.85	(0.64)	0.99	(0.24)
Less distributions from:
Net investment income	(0.22)	(0.11)	(0.01)	(0.08)
Return of capital	—	(0.25)	— (b)	(0.12)
Total distributions	(0.22)	(0.36)	(0.01)	(0.20)
Net asset value, end of period	$8.51	$7.88	$8.88	$7.90
Total Return (c)	10.84%	–7.24%	12.61%	–2.93%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$66,381	$99,952	$1	$1,145
Ratios to average net assets (d):
Net expenses	0.92%	0.90%	0.90%	0.90%^
Gross expenses	0.99%	0.94%	43.88%	2.21%
Net investment income (loss)	5.20%	5.97%	5.71%	5.73%^
Portfolio turnover rate	59%	97%	88%	118%

†	Unaudited.
*	The inception date for the R6 Shares was July 28, 2016.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. For Institutional Shares, there was a 0.14% impact on the total return and the impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%. For Open and R6 Shares, there was no impact on the total return and the net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to the period custodian fees was offset against the period expense waivers/ reimbursements with no impact to net expenses or net investment income (loss).
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   79

LAZARD GLOBAL FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$8.65	$9.04	$8.57	$8.74	$9.30	$9.51
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.20	0.20	0.20	0.19	0.22
Net realized and unrealized gain (loss)	0.40	(0.38)	0.47	(0.17)	(0.56)	(0.21)
Total from investment operations	0.50	(0.18)	0.67	0.03	(0.37)	0.01
Less distributions from:
Net investment income	(0.10)	(0.10)	—	(0.12)	—	(0.17)
Return of capital	—	(0.11)	(0.20)	(0.08)	(0.19)	(0.05)
Total distributions	(0.10)	(0.21)	(0.20)	(0.20)	(0.19)	(0.22)
Redemption fees	—	—	—	—	— (b)	—
Net asset value, end of period	$9.05	$8.65	$9.04	$8.57	$8.74	$9.30
Total Return (c)	5.80%	–2.06%	7.87%	0.22%	–4.03%	0.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,167	$5,495	$4,705	$4,266	$5,795	$6,497
Ratios to average net assets (d):
Net expenses	0.70%	0.70%	0.72%	0.75%	0.76%	0.80%
Gross expenses	3.42%	3.61%	4.39%	4.70%	4.26%	4.12%
Net investment income (loss)	2.28%	2.33%	2.23%	2.18%	2.08%	2.28%
Portfolio turnover rate	39%	60%	42%	47%	60%	78%

The accompanying notes are an integral part of these financial statements.

80   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$8.65	$9.04	$8.57	$8.74	$9.30	$9.51
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.18	0.17	0.17	0.16	0.19
Net realized and unrealized gain (loss)	0.40	(0.39)	0.47	(0.17)	(0.56)	(0.21)
Total from investment operations	0.49	(0.21)	0.64	— (b)	(0.40)	(0.02)
Less distributions from:
Net investment income	(0.09)	(0.08)	—	(0.10)	—	(0.14)
Return of capital	—	(0.10)	(0.17)	(0.07)	(0.16)	(0.05)
Total distributions	(0.09)	(0.18)	(0.17)	(0.17)	(0.16)	(0.19)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$9.05	$8.65	$9.04	$8.57	$8.74	$9.30
Total Return (c)	5.79%	–2.31%	7.55%	–0.07%	–4.31%	–0.22%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40	$33	$34	$34	$56	$56
Ratios to average net assets (d):
Net expenses	0.95%	0.98%	1.02%	1.05%	1.06%	1.10%
Gross expenses	11.22%	38.42%	42.88%	27.52%	27.72%	20.84%
Net investment income (loss)	2.03%	2.08%	1.95%	1.88%	1.80%	2.01%
Portfolio turnover rate	39%	60%	42%	47%	60%	78%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   81

LAZARD US CORPORATE INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$4.54	$4.89	$4.87	$4.64	$4.91	$5.01
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.22	0.22	0.23	0.24	0.26
Net realized and unrealized gain (loss)	0.32	(0.35)	0.02	0.23	(0.27)	(0.09)
Total from investment operations	0.43	(0.13)	0.24	0.46	(0.03)	0.17
Less distributions from:
Net investment income	(0.11)	(0.22)	(0.22)	(0.23)	(0.24)	(0.27)
Return of capital	—	—	—	—	— (b)	—
Total distributions	(0.11)	(0.22)	(0.22)	(0.23)	(0.24)	(0.27)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$4.86	$4.54	$4.89	$4.87	$4.64	$4.91
Total Return (c)	9.56%	–2.73%	5.09%	10.09%	–0.71%	3.31%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$299,741	$308,285	$344,508	$302,997	$243,712	$185,959
Ratios to average net assets (d):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	0.66%	0.64%	0.67%	0.69%	0.69%	0.71%
Net investment income (loss)	4.71%	4.65%	4.57%	4.78%	4.94%	5.28%
Portfolio turnover rate	6%	16%	21%	14%	17%	28%

The accompanying notes are an integral part of these financial statements.

82   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$4.57	$4.91	$4.89	$4.66	$4.93	$5.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.21	0.21	0.21	0.23	0.25
Net realized and unrealized gain (loss)	0.31	(0.34)	0.02	0.24	(0.27)	(0.10)
Total from investment operations	0.41	(0.13)	0.23	0.45	(0.04)	0.15
Less distributions from:
Net investment income	(0.10)	(0.21)	(0.21)	(0.22)	(0.23)	(0.25)
Return of capital	—	—	—	—	— (b)	—
Total distributions	(0.10)	(0.21)	(0.21)	(0.22)	(0.23)	(0.25)
Redemption fees	—	—	—	— (b)	— (b)	—
Net asset value, end of period	$4.88	$4.57	$4.91	$4.89	$4.66	$4.93
Total Return (c)	9.12%	–2.78%	4.77%	9.74%	–0.98%	3.01%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,625	$4,314	$5,708	$7,618	$1,968	$1,811
Ratios to average net assets (d):
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Gross expenses	1.00%	1.11%	1.13%	1.18%	1.69%	1.55%
Net investment income (loss)	4.41%	4.34%	4.28%	4.44%	4.65%	5.00%
Portfolio turnover rate	6%	16%	21%	14%	17%	28%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   83

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended		For the Period 11/3/16* to
each period	6/30/19†	12/31/18	12/31/17	12/31/16
R6 Shares
Net asset value, beginning of period	$4.67	$4.89	$4.87	$4.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.23	0.22	0.04
Net realized and unrealized gain (loss)	0.20	(0.35)	0.02	0.03
Total from investment operations	0.31	(0.12)	0.24	0.07
Less distributions from:
Net investment income	(0.11)	(0.10)	(0.22)	(0.04)
Total distributions	(0.11)	(0.10)	(0.22)	(0.04)
Net asset value, end of period	$4.87	$4.67	$4.89	$4.87
Total Return (c)	6.73%	–2.43%#	5.09%	1.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1	$1,783	$1,697
Ratios to average net assets (d):
Net expenses	0.55%	0.55%	0.55%	0.55%
Gross expenses	248.65%	4.62%	1.69%	1.73%
Net investment income (loss)	4.50%	4.61%	4.58%	4.71%
Portfolio turnover rate	6%	16%	21%	14%

†	Unaudited.
*	The inception date for the R6 Shares was November 3, 2016.
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.62% impact on the total return of the Portfolio’s R6 Shares.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

84   Semi-Annual Report

LAZARD US SHORT DURATION FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$9.70	$9.79	$9.86	$9.89	$9.99	$10.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.19	0.14	0.13	0.10	0.09
Net realized and unrealized gain (loss)	0.07	(0.09)	(0.07)	(0.03)	(0.09)	(0.04)
Total from investment operations	0.18	0.10	0.07	0.10	0.01	0.05
Less distributions from:
Net investment income	(0.11)	(0.17)	(0.11)	(0.09)	(0.06)	(0.05)
Return of capital	—	(0.02)	(0.03)	(0.04)	(0.05)	(0.04)
Total distributions	(0.11)	(0.19)	(0.14)	(0.13)	(0.11)	(0.09)
Redemption fees	—	—	—	—	— (b)	—
Net asset value, end of period	$9.77	$9.70	$9.79	$9.86	$9.89	$9.99
Total Return (c)	1.90%	1.08%	0.72%	1.00%	0.05%	0.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99,263	$116,276	$100,390	$103,175	$103,150	$114,705
Ratios to average net assets (d):
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.43%	0.43%	0.43%	0.50%	0.48%	0.52%
Net investment income (loss)	2.34%	2.00%	1.43%	1.30%	1.05%	0.87%
Portfolio turnover rate	65%	170%	108%	157%	57%	46%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$9.71	$9.79	$9.87	$9.90	$10.01	$10.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.16	0.11	0.10	0.17	0.06
Net realized and unrealized gain (loss)	0.06	(0.08)	(0.08)	(0.03)	(0.09)	(0.02)
Total from investment operations	0.16	0.08	0.03	0.07	0.08	0.04
Less distributions from:
Net investment income	(0.10)	(0.14)	(0.09)	(0.07)	(0.14)	(0.02)
Return of capital	—	(0.02)	(0.02)	(0.03)	(0.05)	(0.04)
Total distributions	(0.10)	(0.16)	(0.11)	(0.10)	(0.19)	(0.06)
Redemption fees	—	—	—	—	— (b)	—
Net asset value, end of period	$9.77	$9.71	$9.79	$9.87	$9.90	$10.01
Total Return (c)	1.64%	0.88%	0.32%	0.70%	0.77%	0.38%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15	$37	$25	$44	$27	$36
Ratios to average net assets (d):
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	12.10%	38.00%	33.88%	31.22%	42.51%	17.62%
Net investment income (loss)	2.04%	1.68%	1.13%	1.00%	1.68%	0.60%
Portfolio turnover rate	65%	170%	108%	157%	57%	46%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements

June 30, 2019 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2019, the Fund was comprised of thirty-two no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of Emerging Markets Debt, Global Fixed Income, US Corporate Income and US Short Duration Fixed Income Portfolios. The financial statements of the other twenty-eight Portfolios are presented separately.

The Portfolios, other than Emerging Markets Debt Portfolio, are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ Prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with US Generally Accepted Accounting Principles (“GAAP”). The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities. Swap agreements, such as credit default, interest rate and total return swap agreements, generally are valued by an independent pricing service. Forward currency contracts generally are valued

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using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on Europe, Latin and South America and Far East securities exchanges and in over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, European or Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), which meets periodically under the direction of the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

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The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Interest income is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method and mortgage-backed securities using the level yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates

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on securities transactions, and the difference between the amount of interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the US dollar.

The US dollar value of forward currency contracts is determined using quotations provided by an independent pricing service. Daily fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, a Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period ended June 30, 2019, the Emerging Markets Debt and Global Fixed Income Portfolios traded in forward currency contracts.

(d) Swap Agreements—Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels,

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(iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the period ended June 30, 2019, the Emerging Markets Debt Portfolio traded in swap agreements.

(e) Federal Income Taxes—The Fund’s policy is to have each Portfolio qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2018, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Emerging Markets Debt	$26,228,591	$14,492,603
Global Fixed Income	21,530	20,133
US Corporate Income	3,242,094	3,076,895
US Short Duration Fixed Income	1,194,698	348,713

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of

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the following tax year. For the tax year ended December 31, 2018, the following Portfolio elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral

US Short Duration Fixed Income	$—	$27,635

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Debt	$168,795,363	$9,397,129	$ 4,757,537	$ 4,639,592
Global Fixed Income	6,047,910	219,390	105,028	114,362
US Corporate Income	289,341,865	5,466,358	2,987,866	2,478,492
US Short Duration Fixed Income	98,139,453	489,471	77,260	412,211

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(f) Dividends and Distributions—Emerging Markets Debt Portfolio intends to declare dividends from net investment income, if any, daily and to pay such dividends monthly. Dividends from net investment income, if any, on the other Portfolios will be declared and paid monthly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second dis-

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tribution may be required. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency and fixed-income transactions, certain fixed-income securities and expenses, derivatives, wash sales, return of capital distributions, currency straddles and paydown gain/loss. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(g) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. The Portfolios’ income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(h) Redemption Fee—Until August 15, 2016, the Portfolios, other than the US Short Duration Fixed Income Portfolio, imposed a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees were retained by the Portfolios and are included as paid in capital on the Statements of Assets and Liabilities. As of August 15, 2016, redemption fees no longer apply to transactions in Portfolio shares.

(i) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabili-

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ties and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(j) Net Asset Value—NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. NAV per share is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Emerging Markets Debt	0.75%
Global Fixed Income	0.50
US Corporate Income	0.55
US Short Duration Fixed Income	0.25

The Investment Manager has voluntarily agreed, until May 1, 2020 shown below, to waive its fees and, if necessary, reimburse the Portfolios if the aggregate direct expenses of the Portfolios, exclu-

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sive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A) and extraordinary expenses, including, for the purposes of the expense limitation agreement only, fees related to filing foreign tax reclaims, exceed the percentages of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name on table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expense.

Portfolio	Institutional Shares	Open Shares	R6 Shares

Emerging Markets Debt	0.95%	1.15%	0.90	%(a)
Global Fixed Income	0.70	0.95	N/A
US Corporate Income	0.55	0.85	0.55
US Short Duration Fixed Income	0.40	0.70	N/A

(a)	Agreement extends from May 1, 2020 to May 1, 2029, at levels of 1.10%, 1.35%, and 1.05%, respectively.

In addition, until May 1, 2020, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

During the period ended June 30, 2019, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Emerging Markets Debt	$11,569	$—	$1,693	$—
Global Fixed Income	14,216	63,088	90	1,761
US Corporate Income	162,009	—	2,687	—
US Short Duration Fixed Income	13,316	—	30	1,349

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed

Emerging Markets Debt	$24,123	$—
US Corporate Income	4	1,319

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The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street provides the Fund with custody and certain fund administration and accounting services.

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The difference between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, certain Portfolios experienced management fee waivers during the year ended December 31, 2016. Accordingly, the reimbursement of out-of-pocket expenses resulted in the reduction in the waiver of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears the cost of printing and mailing prospectuses to potential investors and certain expenses in connection with the offering of Portfolio shares.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for distribution and servicing of accounts. The Distributor may make payments to certain financial institutions, securities dealers and other industry professionals for providing these services.

DST is the Fund’s transfer and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For the period ended June 30, 2019, each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex: (1) an annual retainer of $232,000, (2) an additional annual fee of

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$33,000 to the lead Independent Director (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund), and (3) an additional annual fee of $23,000 to the Audit Committee Chair. The Independent Directors may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors also are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees are allocated among the funds in the Lazard Fund Complex at a rate of $5,000 per fund with the remainder allocated based upon each fund’s proportionate share of combined net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2019 were as follows:

Portfolio	Purchases	Sales

Emerging Markets Debt	$114,890,108	$190,381,656
Global Fixed Income	2,225,782	1,680,686
US Corporate Income	18,144,111	57,754,757
US Short Duration Fixed Income	15,857,779	22,040,366

	US Government and Treasury Securities
Portfolio	Purchases	Sales

Global Fixed Income	$326,232	$511,795
US Short Duration Fixed Income	51,028,439	59,495,110

For the period ended June 30, 2019, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

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6. Line of Credit

The Fund has a $50 million Line of Credit Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the higher of the Federal Funds rate or One-Month LIBOR rate plus 1.00%, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2019, the following Portfolios had borrowings under the Agreement as follows:

					Number
				Weighted	of Days
	Average		Maximum	Average	Borrowings
	Daily Loan		Daily Loan	Interest	were
Portfolio	Balance	*	Outstanding	Rate	Outstanding

Emerging Markets Debt	$7,090,229		$39,280,000	3.50%	35
US Corporate Income	687,500		790,000	3.51	2

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with LIBOR. A Portfolio’s outstanding balance on the line of credit, if any, would be categorized as Level 2.

7. Investment Risks

(a) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(b) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed

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countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(c) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager generally does not intend to actively hedge the Portfolio’s foreign currency exposure.

(d) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Portfolio’s investments in these securities to decline.

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Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. During periods of reduced market liquidity, a Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Portfolio redemption requests, including a single large request for a significant percentage of a Portfolio’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk and/or Portfolio expenses. Economic and other developments can adversely affect debt securities markets.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher-rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by a Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to

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call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(e) Mortgage-Related and Asset-Backed Securities Risk—Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a US Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline

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when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

(f) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Over-the-counter swap agreements, forward currency contracts, writing or purchasing over-the-counter options on securities (including options on exchange-traded funds and exchange-traded notes), indexes and currencies and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which certain Portfolios may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related index, commodity, interest rate, currency, security or other reference asset. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Invest-

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ment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

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●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation technique may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2019:

	Unadjusted
	Quoted Prices in
	Active Markets	Significant
	for Identical	Other	Significant
	Assets	Observable	Unobservable
	and Liabilities	Inputs	Inputs	Balance as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2019
Emerging Markets Debt Portfolio
Assets:
Corporate Bonds*	$—	$7,249,122	$—	$7,249,122
Foreign Government Obligations*	—	157,215,693	—	157,215,693
Quasi Government Bonds*	—	2,143,803	—	2,143,803
Supranational Bonds	—	2,222,620	—	2,222,620
Short-Term Investments	4,103,690	—	—	4,103,690
Other Financial Instruments†
Forward Currency Contracts	—	806,316	—	806,316
Interest Rate Swap Agreements	—	81,488	—	81,488
Centrally Cleared Swap Agreements	—	142,134	—	142,134
Total	$4,103,690	$169,861,176	$—	$173,964,866
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(529,911)	$—	$(529,911)

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	Unadjusted
	Quoted Prices in
	Active Markets	Significant
	for Identical	Other	Significant
	Assets	Observable	Unobservable
	and Liabilities	Inputs	Inputs	Balance as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2019
Global Fixed Income Portfolio
Assets:
Corporate Bonds*	$—	$1,876,802	$—	$1,876,802
Foreign Government Obligations*	—	2,804,758	—	2,804,758
Quasi Government Bonds*	—	95,968	—	95,968
Supranational Bonds	—	766,778	—	766,778
US Municipal Bonds	—	126,360	—	126,360
US Treasury Securities	—	481,221	—	481,221
Short-Term Investments	23,436	—	—	23,436
Other Financial Instruments†
Forward Currency Contracts	—	27,001	—	27,001
Total	$23,436	$6,178,888	$—	$6,202,324
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(40,052)	$—	$(40,052)

US Corporate Income Portfolio
Exchange-Traded Funds	$8,042,058	$—	$—	$8,042,058
Corporate Bonds*	—	281,302,064	—	281,302,064
Short-Term Investments	2,476,235	—	—	2,476,235
Total	$10,518,293	$281,302,064	$—	$291,820,357

US Short Duration Fixed Income Portfolio
Asset-Backed Securities	$—	$7,431,991	$—	$7,431,991
Corporate Bonds*	—	34,879,901	—	34,879,901
US Government Securities	—	8,953,512	—	8,953,512
US Treasury Securities	—	46,735,006	—	46,735,006
Short-Term Investments	551,254	—	—	551,254
Total	$551,254	$98,000,410	$—	$98,551,664

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possi-

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bly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

During the period ended June 30, 2019, the approximate average monthly notional exposure for derivative instruments was as follows:

During the period ended June 30, 2019, the approximate average monthly notional exposure for derivative instruments was as follows:

	Emerging		Global
	Markets		Fixed
	Debt		Income
Derivative Instruments	Portfolio		Portfolio
Forward currency contracts:
Average amounts purchased	$60,300,000		$2,500,000
Average amounts sold	55,700,000		2,400,000

Interest rate swap agreements:
Average notional value – receives fixed rate on centrally cleared	4,800,000	#
Average notional value – receives fixed rate on OTC	4,000,000	*	—

#	Represents average monthly notional exposure for the three month the derivative instrument was open during the period.
*	Represents average monthly notional exposure for the four month the derivative instrument was open during the period.

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019:

Emerging Markets Debt Portfolio

	Foreign	Interest
	Currency	Rate
Assets – Derivative Financial Instruments	Contracts	Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$806,316	$—	$806,316
Swap agreements
Unrealized appreciation on centrally cleared swaps	—	142,134	142,134
Unrealized appreciation on OTC swaps	—	81,488	81,488
Total	$806,316	$223,622	$1,029,938

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Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$529,911

Global Fixed Income Portfolio

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$27,001

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$40,052

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019 was:

Emerging Markets Debt Portfolio

Net Realized Gain (Loss) from:	Foreign Currency Contracts	Interest Rate Contracts	Total
Forward currency contracts	$100,729	$—	$100,729
Swap agreements	—	189	189
Total	$100,729	$189	$100,918

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign Currency Contracts	Interest Rate Contracts	Total
Forward currency contracts	$(430,911)	$—	$(430,911)
Swap agreements	—	223,622	223,622
Total	$(430,911)	$223,622	$(207,289)

Global Fixed Income Portfolio

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$4,381

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(45,154)

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None of the other Portfolios presented traded in derivative instruments during the period ended June 30, 2019.

As of June 30, 2019, the Emerging Markets Debt and Global Fixed Income Portfolios held derivative instruments that are eligible for offset in the Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios are presented in the below table, as of June 30, 2019:

Emerging Markets Debt Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$806,316	$—	$806,316
Interest Rate Swap Agreements	81,488	—	81,488
Total	$887,804	$—	$887,804

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received (a)	Net Amounts of Derivative Assets
Bank of America NA	$108,573	$(7,226)	$(60,000)	$41,347
Barclays Bank PLC	141,959	(141,959)	—	—
Citibank NA	50,787	(12,419)	—	38,368
Goldman Sachs International	84,370	(5,311)	—	79,059
HSBC Bank USA NA	96,787	(96,787)	—	—
JPMorgan Chase Bank NA	59,638	(59,638)	—	—
Standard Chartered Bank	264,458	(52,493)	—	211,965
UBS AG	81,232	(23,336)	—	57,896
Total	$887,804	$(399,169)	$(60,000)	$428,635

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Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$529,911	$—	$529,911

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Bank of America NA	$7,226	$(7,226)	$—	$—
Barclays Bank PLC	204,144	(141,959)	—	62,185
Citibank NA	12,419	(12,419)	—	—
Goldman Sachs International	5,311	(5,311)	—	—
HSBC Bank USA NA	152,299	(96,787)	—	55,512
JPMorgan Chase Bank NA	72,683	(59,638)	—	13,045
Standard Chartered Bank	52,493	(52,493)	—	—
UBS AG	23,336	(23,336)	—	—
Total	$529,911	$(399,169)	$—	$130,742

(a)	Collateral amounts disclosed in the table above may be adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

Global Fixed Income Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$27,001	$—	$27,001

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$6,323	$(6,323)	$—	$—
HSBC Bank USA NA	17,771	(17,771)	—	—
JPMorgan Chase Bank NA	2,295	(2,295)	—	—
Morgan Stanley Capital Services LLC.	612	(141)	—	471
Total	$27,001	$(26,530)	$—	$471

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Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$40,052	$—	$40,052

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (a)	Net Amounts of Derivative Liabilities
Citibank NA	$6,461	$(6,323)	$—	$138
HSBC Bank USA NA	23,153	(17,771)	—	5,382
JPMorgan Chase Bank NA	10,297	(2,295)	—	8,002
Morgan Stanley Capital Services LLC.	141	(141)	—	—
Total	$40,052	$(26,530)	$—	$13,522

11. Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Management has evaluated the impact of the amendments and has adopted these amendments and incorporated the changes in the current financial statements and related disclosures. For public business entities, the amendments in this ASU became effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU apply to all entities that are required, under existing GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is

110   Semi-Annual Report

permitted. Management has evaluated the impact of the amendments and has elected to adopt these amendments and incorporate the changes in the current financial statements.

12. Subsequent Events

Management has evaluated subsequent events affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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The Lazard Funds, Inc.

Board of Directors and Officers Information (unaudited)

Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) and Other Public Company Directorships Held During the Past Five Years(2)

Independent Directors(3):

Franci J. Blassberg (1953)	Director (August 2014)

Debevoise & Plimpton LLP, a law firm, Of Counsel (2013 – present)

Cornell Law School, Adjunct Professor (2013 – 2016, 2019)

The Buchmann Faculty of Law, Tel Aviv University, Visiting Professor (2019)

University of California, Berkeley School of Law, Adjunct Professor (Spring 2017)

Kenneth S. Davidson (1945)	Director (August 1995)	Davidson Capital Management Corporation, an investment manager, President (1978 – present) Landseer Advisors LLC, an investment manager, Senior Advisor (2012 – 2014)

Nancy A. Eckl (1962)	Director (April 2007)

College Retirement Equities Fund (eight accounts), Trustee (2007 – present)

TIAA-CREF Funds (69 funds) and TIAA-CREF Life Funds (11 funds), Trustee (2007 – present)

TIAA Separate Account VA-1, Member of the Management Committee (2007 – present)

Trevor W. Morrison (1971)	Director (April 2014)	New York University School of Law, Dean and Eric M. and Laurie B. Roth Professor of Law (2013 – present) Columbia Law School, Professor of Law (2008 – 2013)

Richard Reiss, Jr. (1944)	Director (May 1991)	Georgica Advisors LLC, an investment manager, Chairman (1997 – present) Resource America, Inc., a real estate asset management company, Director (2016 – 2018)

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Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) and Other Public Company Directorships Held During the Past Five Years(2)

Robert M. Solmson (1947)	Director (September 2004)	Fairwood Capital, LLC, a private investment corporation engaged primarily in real estate and hotel investments, Co-Managing Partner and Managing Director (2008 – present)

Interested Directors(4):

Ashish Bhutani (1960)	Director (July 2005)	Investment Manager, Chief Executive Officer (2004 – present) Lazard Ltd, Vice Chairman and Director (2010 – present)

Nathan A. Paul (1973)	Director (October 2017), Chief Executive Officer and President (February 2017; previously, Vice President and Secretary since April 2002)	Investment Manager, Chief Business Officer (April 2017 – present) and Managing Director (2003 – present) Investment Manager, General Counsel (2002 – April 2017)

(1)	The address of each Director of the Fund is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.
(2)	Each Director serves as a Director for each of the funds in the Lazard Fund Complex (comprised of, as of July 31, 2019, 39 active investment portfolios). Each Director serves an indefinite term, until his or her successor is elected, and each Director serves in the same capacity for the other funds in the Lazard Fund Complex.
(3)	“Independent Directors” are not “interested persons” (as defined in the 1940 Act) of the Fund.
(4)	Messrs. Bhutani and Paul are “interested persons” (as defined in the 1940 Act) of the Fund because of their positions with the Investment Manager.

The Fund’s Statement of Additional Information contains further information about the Directors and is available without charge by calling 800-823-6300, or online, at www.lazardassetmanagement.com.

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Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) During the Past Five Years

Officers(3):

Mark R. Anderson (1970)	Chief Compliance Officer (September 2014), Vice President and Secretary (February 2017)

Managing Director (since February 2017, previously Director), Chief Compliance Officer (since September 2014) and General Counsel (since April 2017) of the Investment Manager

Senior Vice President, Counsel and Deputy Chief Compliance Officer of AllianceBernstein L.P. (2004 – August 2014)

Assurance Manager at PricewaterhouseCoopers LLP (2008 – November 2015)

Christopher Snively (1984)	Chief Financial Officer (March 2016)	Senior Vice President of the Investment Manager (since November 2015) Assurance Manager at PricewaterhouseCoopers LLP (2008 – November 2015)

Stephen St. Clair (1958)	Treasurer (May 2003)	Vice President of the Investment Manager

Shari L. Soloway (1981)	Assistant Secretary (November 2015)

Head of Legal, North America (since January 2019, previously Senior Vice President, Legal and Compliance (since September 2015)) of the Investment Manager

Vice President and Associate General Counsel of GE Asset Management (July 2011 – September 2015)

Jessica A. Falzone (1989)	Assistant Secretary (January 2019)	Vice President, Legal and Compliance, of the Investment Manager (since March 2018) Associate at Schulte Roth & Zabel LLP (2014 – March 2018)

Cesar A. Trelles (1975)	Assistant Treasurer (December 2004)	Vice President of the Investment Manager

(1)	The address of each officer of the Fund is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.
(2)	Each officer serves for an indefinite term, until his or her successor is elected and qualifies or until his or her earlier resignation or removal. Each officer serves in the same capacity for the other funds in the Lazard Fund Complex.
(3)	In addition to Nathan A. Paul, Chief Executive Officer and President (since February 2017; previously, Vice President and Secretary since April 2002), whose information is included in the Interested Directors section above.

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The Lazard Funds, Inc. Tax and Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files its complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

At meetings of the Board held on May 22, 2019 and June 5, 2019, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 5, 2019 meeting, additional information requested by the Independent Directors at the May 22, 2019 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment

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Manager provides the Fund, including a discussion of the Investment Manager and its clients (of which the Lazard Funds complex of 39 active funds comprised approximately $29 billion of the approximately $235 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2019).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $29 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

The Board reviewed information prepared by Strategic Insight, an independent provider of investment company data, comparing, for the fiscal year ended December 31, 2018, each Portfolio’s:

•	contractual management fee (i.e., without giving effect to any fee waivers), referred to in the Strategic Insight materials as “advisor fee,” expense ratio (net of any fee waivers or expense reimburse-

116   Semi-Annual Report

ments) and performance (for one-, three-, five- and ten-year periods ended March 31, 2019, as applicable) to those of a group of comparison funds selected by Strategic Insight (a “Group”);

•	advisor fee and expense ratio to a broader group of funds based on the Portfolio’s Morningstar category (an “Expense Universe”); and

•	performance (for the one-, three-, five- and ten-year periods ended March 31, 2019, as applicable) to that of the funds in the Portfolio’s Morningstar category (a “Category”) and the benchmark index and the Portfolio’s performance for each of the four most recently completed calendar years, as applicable, and the first quarter of 2019, to that of the funds in the Portfolio’s Category and the benchmark index.

The Strategic Insight materials outlined the process of construction of the Groups, Expense Universes and Categories, and representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Groups, Expense Universes and Categories, including how the methodologies could affect the results of the comparisons.

Advisor Fees and Expense Ratios. Representatives of the Investment Manager discussed the results of the Strategic Insight advisor fee and expense ratio comparisons with the Board, which showed that the advisor fees and expense ratios of the Portfolios were competitive within each Portfolio’s respective Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager currently was waiving advisor fees and/or reimbursing expenses.

As applicable, the Board also considered fees paid to the Investment Manager by any funds advised or sub-advised by the Investment Manager utilizing the same investment strategies as the Portfolios, as well as any separately managed accounts of the

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Investment Manager with similar investment objectives, policies and strategies (for each Portfolio, collectively with such funds, “Similar Accounts”). Representatives of the Investment Manager discussed the nature of the Similar Accounts and the significant differences in services provided by the Investment Manager to the different types of Similar Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Similar Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the fees paid to the Investment Manager by the Portfolios.

Performance. When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional performance information, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information (as requested by the Board) from the Investment Manager in respect of the Portfolios’ relative underperformance compared to the relevant Group.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2018 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant indirect benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted

118   Semi-Annual Report

that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. It was noted that each Portfolio had declining or generally stable assets, and/or a low level of assets, over the past calendar year so that the potential that the Investment Manager may have realized any economies of scale was reduced.

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $235 billion global asset management business.

Semi-Annual Report   119

•	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

•	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, accepted the Investment Manager’s explanation that the Portfolio was performing in accordance with expectations or that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

•	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase and determined that they would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

120   Semi-Annual Report

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
https://www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP
Eleven Times Square
New York, New York 10036-8299
http://www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com
Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS026	We Recycle This document is printed on recycled paper.

Lazard Funds

Semi-Annual Report

June 30, 2019

Multi-Asset Funds

Lazard Global Dynamic Multi-Asset Portfolio

Lazard Opportunistic Strategies Portfolio

Lazard Real Assets and Pricing Opportunities Portfolio

Important Information on Paperless Delivery

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing up for paperless delivery at www.icsdelivery.com/lazardassetmanagement. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge.You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure and visiting www.fundreports.com. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports.Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

PRIVACY NOTICE

WHAT DOES LAZARD DO WITH YOUR PERSONAL INFORMATION?

Financial companies choose how they share your personal information. U.S. federal law gives our clients the right to limit some but not all sharing. U.S. federal and other applicable law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

We do not disclose nonpublic personal information about our clients or former clients to third parties other than as described below.

Personal information we collect. We collect personal information about you in connection with our providing advisory services to you. The legal basis for our collection of your personal information is our contract with you and our legitimate business interest to provide contractual services to you. The collection of this information is necessary for us to be able to provide advisory services to you and the failure to provide such information will result in our inability to provide our services. This information includes your social security number (for U.S. persons) and may include other information such as your:

●	Assets and income;

●	Investment experience;

●	Transaction history;

●	Credit history; and

●	Wire transfer instructions.

How we collect this information. We collect this information from you through various means. For example, when you give us your contact information, enter into an investment advisory contract with us, buy securities (i.e., interests in a fund) from us, direct us to buy or sell securities for your account, tell us where to send money, or make a wire transfer. We also may collect your personal information from other sources, such as our affiliates1 or other non-affiliated companies (such as credit bureaus).

[1]	Our affiliates are companies related to us by common ownership or control and can include both financial and nonfinancial companies. Non-affiliates are companies not related to us by common ownership or control and can include both financial and nonfinancial companies.

How we use this information. All financial companies need to share customers’ personal information to run their everyday business and we use the personal information we collect from you for our everyday business purposes. These purposes may include for example:

●	To provide advisory services to you;

●	To open an account for you;

●	To process a transaction for your account;

●	To market products and services to you; and/or

●	To respond to court orders and legal investigations.

If you are an investor located within a European Union country, please note that personal information may be collected, shared and/or stored outside of the European Union.

Disclosure to others. We may provide your personal information to our affiliates and to firms that assist us in servicing your account and have a need for such information, such as a broker, counterparty, fund administrator or third party service provider that aggregates data in a central repository for access by a broker, counterparty or fund administrator to provide its services. We may also disclose such information to service providers and financial institutions with which we have a formal agreement to provide services relating to our arrangements with you. We require third party service providers and financial institutions with which we have a formal agreement to provide services relating to our arrangements with you to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them. These sharing practices are consistent with applicable privacy and related laws, and in general, you may not limit our use of your personal information for these purposes under such laws. We note that the U.S. federal privacy laws only give you the right to limit the certain types of information sharing that we do not engage in (e.g., sharing with our affiliates certain information relating to your transaction history or creditworthiness for their use in marketing to you, or sharing any personal information with non-affiliates for them to market to you). We may also share your personal information with non-affiliates (such as a government agency or regulatory authority) as required by applicable law.

How we protect your personal information. To protect your personal information from unauthorized access and use, we use security measures that comply with applicable law. These measures include computer safeguards and secured files and buildings.

How long we keep your personal information. We retain your personal information for the duration of your advisory relationship with us and for a period of time thereafter as required by applicable law.

Your rights with respect to this information. If you are an investor located within a European Union country, you have the following rights with respect to your personal information:

●	The right to request and obtain a copy of your personal information that we maintain;

●	The right to correct your personal information that we maintain;

●	The right to request the erasure of your personal information from our systems, subject to applicable recordkeeping requirements applicable to us; and

●	The right to lodge a complaint with a supervisory authority.

Who is providing this Privacy Notice. This Privacy Notice relates to the following entities:

●	Lazard Asset Management LLC

●	Lazard Asset Management (Canada), Inc.[2]

●	Lazard Asset Management Securities LLC

Who to contact with questions. If you have any questions about this Privacy Notice, please call (800) 823-6300 or visit our website at http://www.lazardassetmanagement.com.

[2]	Lazard Asset Management (Canada), Inc. does not disclose any non-public personal information about its customers to any third party, except as permitted by or required by any applicable law, including the laws of the United States and Canada.

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard

4	Performance Overviews (unaudited)

8	Information About Your Portfolio’s Expenses (unaudited)

10	Portfolio Holdings Presented by Asset Class/Sector (unaudited)

11	Portfolios of Investments (unaudited)

11	Lazard Global Dynamic Multi-Asset Portfolio

33	Lazard Opportunistic Strategies Portfolio

35	Lazard Real Assets and Pricing Opportunities Portfolio

48	Notes to Portfolios of Investments (unaudited)

52	Statements of Assets and Liabilities (unaudited)

54	Statements of Operations (unaudited)

56	Statements of Changes in Net Assets (unaudited)

60	Financial Highlights (unaudited)

67	Notes to Financial Statements (unaudited)

102	Board of Directors and Officers Information (unaudited)

105	Other Information (unaudited)

Please consider a Portfolio’s investment objectives, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or each Portfolio’s summary prospectus carefully before you invest. The prospectus and each Portfolio’s summary prospectus contain the investment objectives, risks, charges, expenses and other information about each Portfolio of the Fund, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder,

Global markets registered strong gains in the first half of 2019. They reached near-record highs in April, thanks to strong corporate earnings and better-than-expected quarterly US GDP growth. However, heightened trade tensions and mixed economic data gave investors pause in May as China and the United States again raised tariffs on each other’s imports after trade talks stalled.

The US equity market rose strongly during the period, boosted by hopes that renewed trade negotiations and a potential interest rate cut by the Federal Reserve in July would keep the United States on strong economic footing. Financials, materials, and technology outperformed, while energy lagged against a backdrop of falling oil prices, concerns about global demand, and rising inventories. Volatility as measured by the CBOE Volatility Index (VIX) rose mildly but remained well below levels at the end of 2018.

European equity markets have been caught in the middle of opposing forces, mainly growing tensions around global trade and increasingly dovish central banks. This has pushed European government bond yields to fresh lows and caused bond-sensitive sectors to climb higher, further stretching valuations.

Emerging markets equities gained more than 10% year to date. The asset class’s performance was volatile over the latter half of the period, reflecting extraordinary uncertainty among investors about the geopolitical environment, particularly US actions on trade in May and early June. Emerging markets debt also delivered strong year-to-date returns, supported by liquidity from central banks. However, the global growth outlook has become more uncertain and current valuations provide less compensation for the increased risks.

In this environment, we believe it is becoming increasingly important for investors to be discerning, to focus on fundamentals and not short-term macro drivers, particularly as sentiment is vulnerable to rapid shifts. We are privileged that you have turned to Lazard

2   Semi-Annual Report

for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Lazard Global Dynamic Multi-Asset Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Dynamic Multi-Asset Portfolio, MSCI® World Index and GDMA Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One Year	Since Inception†
Institutional Shares**	5.42%	8.09%
Open Shares**	5.17%	7.78%
MSCI World Index	6.33%	10.93%
GDMA Index	6.47%	6.84%
†	The inception date for the Portfolio was May 27, 2016.

Lazard Opportunistic Strategies Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Opportunistic Strategies Portfolio, MSCI World Index and Global Asset Allocation Blended Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One Year	Five Years	Ten Years
Institutional Shares**	–0.50%	3.27%	6.25%
Open Shares**	–0.71%	2.89%	5.87%
MSCI World Index	6.33%	6.60%	10.72%
Global Asset Allocation Blended Index	7.41%	5.29%	8.22%

4   Semi-Annual Report

Lazard Real Assets and Pricing Opportunities Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Real Assets and Pricing Opportunities Portfolio, MSCI World Index, 70% MSCI World (USD Hedged) Index | 30% Barclays World Inflation-Linked Bond (USD Hedged) Index and Real Assets Custom Index (USD Hedged)*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One Year	Since Inception†
Institutional Shares**	3.52%	4.90%
Open Shares**	3.18%	4.52%
MSCI World Index	6.33%	11.31%
		(Institutional
		Shares)
		10.78%
		(Open Shares)
Real Assets Custom Index	7.45%	7.69%
		(Institutional
		Shares)
		7.58%
		(Open Shares)
70% MSCI World (US Hedged) Index | 30% Barclays World Inflation-Linked Bond (USD Hedged) Index	7.73%	9.34%
		(Institutional
		Shares)
		9.02%
		(Open Shares)
† The inception date for the Institutional Shares was December 30, 2016 and for the Open Shares was January 9, 2017.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”) or DST Asset Manager Solutions, Inc., the Fund’s transfer and dividend distributing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Performance results do not include adjustments made for financial reporting purposes

Semi-Annual Report   5

in accordance with US Generally Accepted Accounting Principles, if any, and may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The GDMA Index is a blended index constructed by the Investment Manager that is comprised of 50% MSCI World Index and 50% Bloomberg Barclays Global Aggregate® Index and is rebalanced monthly. The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and global Treasury.

The Global Asset Allocation Blended Index is a blended index constructed by the Investment Manager that is comprised of 60% MSCI World Index and 40% Bloomberg Barclays US Aggregate Index and is rebalanced quarterly. The Bloomberg Barclays US Aggregate Index covers the investment-grade, US dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities, with maturities of no less than one year.

The 70% MSCI World (USD Hedged) Index | 30% Barclays World Inflation-Linked Bond (USD Hedged) Index, formerly referred to as the Real Assets Index, (USD Hedged), is an unmanaged index created by the Investment Manager, which is the performance of the 70% MSCI World Index (USD Hedged) and the 30% Bloomberg Barclays World Government Inflation-Linked Bond® Index (USD Hedged). The Bloomberg Barclays World Government Inflation-Linked Bond Index (USD Hedged) measures the performance of investment grade, government inflation-linked debt from 12 different developed markets countries.

The Real Assets Custom Index is an unmanaged index created by the Investment Manager, and is comprised of 20% MSCI World (Net) Index, 20% MSCI World Core Infrastructure USD Hedged Index, 20% MSCI ACWI IMI Core Real Estate Index, 20% Bloomberg Barclays Commodity Total Return Index and 20% Bloomberg Barclays World Government Inflation-Linked 1-10 Year USD Hedged Index. The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index consists of 23 developed market country indices. The MSCI World Core Infrastructure Index captures large and mid-cap securities across the 23 developed market countries. The Infrastructure Index is designed to represent the performance of listed companies within the developed markets that are engaged in core industrial infrastructure activities. Note that Lazard Infrastructure invests in a range of companies globally, not specifically developed markets countries. The MSCI ACWI IMI Core Real Estate Index is a

6   Semi-Annual Report

free float-adjusted market capitalization index that consists of large, mid and small-cap stocks across 23 developed markets and 26 emerging markets countries engaged in the ownership, development and management of specific core property type real estate. The index excludes companies, such as real estate services and real estate financing companies, that do not own properties. The Bloomberg Commodity Total Return index is composed of futures contracts and reflects the returns on a fully collateralized investment in the BCOM. This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. The Bloomberg Barclays World Government Inflation-Linked Bond 1-10 Year Index measures the performance of investment grade, government inflation-linked debt from 12 different developed market countries. The indices are unmanaged and have no fees. One cannot invest directly in an index. The Portfolio considers the Real Assets Index to be a more suitable benchmark to compare the Portfolio’s performance given the Portfolio’s investment policies than the 70% MSCI World (USD Hedged) Index | 30% Barclays World Inflation-Linked Bond (USD Hedged) Index.

**	The performance of Institutional Shares and Open Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

Semi-Annual Report   7

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2019 through June 30, 2019 and held for the entire period.

Actual Expenses

For each Share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each Share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

Global Dynamic Multi-Asset
Institutional Shares
Actual	$1,000.00	$1,119.70	$4.73	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Open Shares
Actual	$1,000.00	$1,118.70	$6.30	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%

Opportunistic Strategies†
Institutional Shares
Actual	$1,000.00	$1,111.00	$6.54	1.25%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Open Shares
Actual	$1,000.00	$1,110.50	$8.06	1.54%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.16	$7.70	1.54%

Real Assets and Pricing Opportunities
Institutional Shares
Actual	$1,000.00	$1,109.40	$4.71	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Open Shares
Actual	$1,000.00	$1,107.10	$6.01	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each Share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
†	The expense ratios include broker expense and dividend expense on securities sold short.

Semi-Annual Report   9

The Lazard Funds, Inc. Portfolio Holdings

Presented by Asset Class/Sector June 30, 2019 (unaudited)

Asset Class/Sector*	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets and Pricing Opportunities Portfolio

Equity
Communication Services	5.9%	2.2%
Consumer Discretionary	8.7	2.6
Consumer Staples	8.8	3.7
Energy	2.9	0.2
Financials	13.6	3.5
Health Care	10.3	3.5
Industrials	10.4	11.3
Information Technology	11.1	1.4
Materials	2.2	0.9
Real Estate	3.0	16.4
Utilities	3.4	10.6
Exchange-Traded Funds	—	2.2
Sovereign Debt	14.1	9.3
US Government Securities	0.4	—
US Municipal Bonds	0.8	—
US Treasury Securities	2.4	16.3
Short-Term Investments	2.0	15.9
Total Investments	100.0%	100.0%

	Lazard Opportunistic Strategies Portfolio
Asset Class/Sector*	Long*	Short#

Equity†
Communication Services	3.1%	–5.5%
Consumer Discretionary	3.9	–6.8
Consumer Staples	2.5	–4.5
Energy	1.5	–2.7
Financials	9.7	–17.1
Health Care	3.7	–6.6
Industrials	10.5	–18.6
Information Technology	17.9	–31.6
Materials	1.7	–3.0
Real Estate	0.7	–1.3
Utilities	1.3	–2.3
Fixed Income	30.7	—
Short-Term Investments	12.8	—
Total Investments	100.0%	–100.0%

*	Represents percentage of total investments excluding securities sold short.
#	Represents percentage of total securities sold short.
†	Equity sector breakdown is based upon the underlying holdings of exchange-traded funds and closed-end management investment companies held by the Portfolio.

10   Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2019 (unaudited)

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio

Common Stocks | 72.8%

Australia | 2.3%
AGL Energy, Ltd.	17,384	$244,371
Appen, Ltd.	2,828	55,813
BHP Group, Ltd.	1,047	30,330
BlueScope Steel, Ltd.	3,191	27,087
CIMIC Group, Ltd.	3,422	107,767
Cochlear, Ltd.	180	26,184
CSL, Ltd.	573	86,686
Evolution Mining, Ltd.	11,383	34,912
Fortescue Metals Group, Ltd.	4,507	28,689
Iluka Resources, Ltd.	4,737	35,901
Inghams Group, Ltd.	8,868	25,058
JB Hi-Fi, Ltd.	1,975	35,886
Qantas Airways, Ltd.	19,339	73,394
Regis Resources, Ltd.	10,445	38,836
Sandfire Resources NL	4,885	23,021
Santos, Ltd.	6,214	30,967
Saracen Mineral Holdings, Ltd. (*)	31,448	81,398
Shopping Centres Australasia Property Group REIT	13,290	22,321
Vicinity Centres REIT	15,429	26,579
Whitehaven Coal, Ltd.	5,796	14,975
Woolworths Group, Ltd.	2,759	64,469
		1,114,644
Belgium | 0.8%
Anheuser-Busch InBev SA Sponsored ADR	2,100	185,871
Colruyt SA	1,667	96,739
Proximus SADP	1,089	32,141
Telenet Group Holding NV	723	40,323
UCB SA	579	48,012
		403,086
Canada | 3.3%
Air Canada (*)	1,256	38,067
B2Gold Corp. (*)	11,506	34,969
BRP, Inc.	1,743	62,291

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   11

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

CAE, Inc.	6,020	$161,697
Canadian National Railway Co.	2,555	236,286
Canadian Natural Resources, Ltd.	606	16,340
CGI, Inc. (*)	1,584	121,780
Colliers International Group, Inc.	407	29,100
Constellation Software, Inc.	94	88,595
Granite Real Estate Investment Trust	1,393	64,132
H&R Real Estate Investment Trust	3,206	55,916
Kirkland Lake Gold, Ltd.	1,154	49,718
National Bank of Canada	816	38,764
Parex Resources, Inc. (*)	3,843	61,656
Rogers Communications, Inc., Class B	4,141	221,667
Teck Resources, Ltd., Class B	2,924	67,476
The Toronto-Dominion Bank	4,723	275,760
		1,624,214
China | 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	28,900	32,767

Denmark | 0.5%
Coloplast A/S, Class B	333	37,715
H. Lundbeck A/S	748	29,580
Novo Nordisk A/S, Class B	2,135	108,906
SimCorp A/S fa1	480	46,422
		222,623
Finland | 0.4%
Nordea Bank Abp Sponsored ADR	13,125	94,894
Sampo Oyj, A Shares ADR	4,910	115,606
		210,500
France | 1.6%
Electricite de France SA	3,541	44,660
Engie SA	889	13,500
Faurecia SA	346	16,061
Hermes International	45	32,456
Ipsen SA	366	49,944
Peugeot SA	4,639	114,332
Total SA	6,543	366,088

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Ubisoft Entertainment SA ADR (*)	8,430	$131,171
Veolia Environnement SA	742	18,090
		786,302
Germany | 1.0%
Allianz SE	260	62,664
Covestro AG	278	14,131
CTS Eventim AG & Co. KGaA	526	24,478
Deutsche Lufthansa AG	4,428	75,879
Deutsche Telekom AG	1,090	18,863
Muenchener Rueckversicherungs AG	162	40,658
Rheinmetall AG	478	58,511
RWE AG	692	17,059
SAP SE	136	18,695
Siltronic AG	231	16,890
Symrise AG ADR	5,700	137,142
		484,970
Hong Kong | 1.1%
AIA Group, Ltd. Sponsored ADR	5,220	225,243
CK Hutchison Holdings, Ltd.	2,500	24,597
Hang Seng Bank, Ltd. Sponsored ADR	7,020	174,166
Jardine Matheson Holdings, Ltd.	300	18,908
Swire Pacific, Ltd., Class A	10,000	123,043
		565,957
Israel | 0.6%
Bank Leumi Le-Israel BM	9,643	69,679
Israel Discount Bank, Ltd., ADR	3,200	130,512
Israel Discount Bank, Ltd., Class A	24,036	98,278
		298,469
Italy | 1.5%
Assicurazioni Generali SpA	901	16,945
Enel SpA	61,091	426,858
Hera SpA	10,633	40,695
Italgas SpA	10,402	69,837
Poste Italiane SpA	8,420	88,702
Terna SpA	12,337	78,603
UniCredit SpA	1,890	23,266
		744,906

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Japan | 5.5%
Amano Corp.	1,195	$33,060
ANA Holdings, Inc.	700	23,197
Canon, Inc.	700	20,502
Capcom Co., Ltd.	900	18,102
Daito Trust Construction Co., Ltd.	355	45,191
Daiwa House Industry Co., Ltd.	3,100	90,533
Daiwa House Industry Co., Ltd. ADR	4,445	130,861
Dip Corp.	1,500	25,169
East Japan Railway Co.	1,000	93,650
Fukuoka Financial Group, Inc.	3,700	68,007
Japan Airlines Co., Ltd.	1,600	51,186
Japan Post Holdings Co., Ltd.	8,000	90,639
Japan Prime Realty Investment Corp. REIT	7	30,323
JFE Holdings, Inc.	4,100	60,357
Juki Corp.	800	7,401
Kao Corp., ADR	8,475	128,396
Kinden Corp.	900	13,864
Kyushu Electric Power Co., Inc.	1,900	18,635
Marvelous, Inc.	1,800	13,707
McDonald’s Holdings Co. Japan, Ltd.	1,200	52,922
Mitsubishi Heavy Industries, Ltd.	600	26,156
Mitsubishi UFJ Financial Group, Inc.	14,577	69,686
Mizuho Financial Group, Inc.	17,500	25,389
Nintendo Co., Ltd.	100	36,763
Nissan Chemical Corp.	600	27,093
Nomura Holdings, Inc.	5,400	19,181
NTT DOCOMO, Inc.	17,918	418,181
ORIX Corp.	1,913	28,597
SAMTY Co., Ltd.	2,500	38,082
Seven & I Holdings Co., Ltd.	2,800	94,907
Shikoku Electric Power Co., Inc.	1,600	14,809
Shin-Etsu Chemical Co., Ltd.	1,000	93,369
Shionogi & Co., Ltd.	400	23,097
Showa Denko KK	700	20,759
SoftBank Group Corp.	500	24,094

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Sompo Holdings, Inc.	1,104	$42,726
Stanley Electric Co., Ltd.	600	14,792
Sumitomo Heavy Industries, Ltd.	1,100	37,948
Sumitomo Mitsui Construction Co., Ltd.	5,900	32,746
Sumitomo Mitsui Trust Holdings, Inc.	1,000	36,325
Suzuken Co., Ltd.	400	23,510
Taisei Corp.	700	25,478
TechnoPro Holdings Inc., ADR	12,825	135,945
Teijin, Ltd.	1,095	18,695
The Chiba Bank, Ltd.	7,800	38,201
The Chugoku Electric Power Co., Inc.	1,231	15,536
The Dai-ichi Life Insurance Co., Ltd.	5,600	84,724
The Gunma Bank, Ltd.	7,100	24,943
Tosoh Corp.	1,500	21,167
Yamaha Corp. Sponsored ADR	4,100	195,980
		2,724,581
Netherlands | 1.0%
Euronext NV	571	43,212
Koninklijke Ahold Delhaize NV	1,775	39,921
Royal Dutch Shell PLC, A Shares	3,359	109,990
Wolters Kluwer NV	173	12,595
Wolters Kluwer NV Sponsored ADR	4,270	310,258
		515,976
Norway | 0.6%
Aker BP ASA	715	20,616
DNO ASA	10,756	19,557
Equinor ASA	3,147	62,348
Leroy Seafood Group ASA	3,807	25,231
Salmar ASA	915	39,792
Telenor ASA	4,797	101,940
TGS NOPEC Geophysical Co. ASA	604	16,954
		286,438
Puerto Rico | 0.1%
EVERTEC, Inc.	1,372	44,864

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Singapore | 0.6%
Jardine Cycle & Carriage, Ltd.	1,500	$40,241
Oversea-Chinese Banking Corp., Ltd.	2,100	17,755
Oversea-Chinese Banking Corp., Ltd. ADR	10,480	175,121
Singapore Technologies Engineering, Ltd.	27,900	85,521
		318,638
Spain | 0.2%
Amadeus IT Group SA	240	18,993
CIE Automotive SA	789	22,845
Corporacion Financiera Alba SA	204	10,694
Iberdrola SA	6,452	64,358
		116,890
Sweden | 0.9%
Assa Abloy AB ADR	9,710	109,092
Axfood AB	2,075	41,060
Boliden AB	583	14,910
Epiroc AB ADR	13,660	141,053
Hexagon AB ADR	2,465	136,709
		442,824
Switzerland | 1.9%
Alcon, Inc. (*)	1,283	79,610
Helvetia Holding AG	232	29,151
Novartis AG	1,201	109,852
Novartis AG Sponsored ADR	2,465	225,079
Partners Group Holding AG	81	63,647
Roche Holding AG	1,269	357,054
The Swatch Group AG	528	28,590
Zurich Insurance Group AG	175	60,937
		953,920
United Kingdom | 4.5%
Admiral Group PLC	1,638	46,021
Anglo American PLC	2,237	63,987
Associated British Foods PLC	652	20,436
Auto Trader Group PLC	4,541	31,648
Britvic PLC	2,256	25,477
Bunzl PLC Sponsored ADR	4,825	129,262

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Centrica PLC	23,595	$26,305
Coca-Cola European Partners PLC	3,100	175,150
Compass Group PLC	2,487	59,602
Compass Group PLC Sponsored ADR	6,597	158,064
Diageo PLC Sponsored ADR	2,030	349,810
Howden Joinery Group PLC	6,974	44,906
Imperial Brands PLC	1,708	40,104
International Consolidated Airlines Group SA	4,631	28,041
International Consolidated Airlines Group SA	3,180	19,290
National Grid PLC	4,155	44,156
Prudential PLC ADR	2,910	127,516
RELX PLC Sponsored ADR	9,570	233,604
Rio Tinto, Ltd.	1,155	84,279
Royal Bank of Scotland Group PLC	6,208	17,332
RSA Insurance Group PLC ADR	13,325	97,273
SSP Group PLC	5,096	44,450
The Weir Group PLC Sponsored ADR	6,985	69,571
Unilever PLC Sponsored ADR	4,195	259,964
WH Smith PLC	1,436	35,928
		2,232,176
United States | 44.3%
3M Co.	217	37,615
AbbVie, Inc.	1,459	106,099
Accenture PLC, Class A	1,345	248,516
ACI Worldwide, Inc. (*)	877	30,116
AES Corp.	4,803	80,498
Aflac, Inc.	3,007	164,814
Akamai Technologies, Inc. (*)	2,030	162,684
Align Technology, Inc. (*)	138	37,771
Alphabet, Inc., Class A (*)	263	284,776
Alphabet, Inc., Class C (*)	32	34,589
Altria Group, Inc.	741	35,086
Amazon.com, Inc. (*)	191	361,683
American Express Co.	1,094	135,043
American Tower Corp. REIT	457	93,434
Ameriprise Financial, Inc.	627	91,015

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

		Fair
Description	Shares	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Amgen, Inc.	256	$47,176
Aon PLC	2,599	501,555
Apple, Inc.	2,533	501,331
Applied Materials, Inc.	495	22,230
AutoZone, Inc. (*)	126	138,533
Avnet, Inc.	816	36,940
AXA Equitable Holdings, Inc.	3,048	63,703
Bank of America Corp.	4,305	124,845
Baxter International, Inc.	247	20,229
Best Buy Co., Inc.	283	19,734
Booking Holdings, Inc. (*)	13	24,371
BorgWarner, Inc.	471	19,773
Boston Scientific Corp. (*)	4,445	191,046
Brinker International, Inc.	944	37,146
Bristol-Myers Squibb Co.	2,127	96,459
Broadcom, Inc.	212	61,026
Broadridge Financial Solutions, Inc.	280	35,750
Burlington Stores, Inc. (*)	170	28,926
Cable One, Inc.	28	32,788
Cadence Design Systems, Inc. (*)	1,201	85,043
Cardinal Health, Inc.	552	25,999
Caterpillar, Inc.	808	110,122
CBRE Group, Inc., Class A (*)	2,878	147,641
CDW Corp.	355	39,405
Cerner Corp.	628	46,032
Chevron Corp.	2,354	292,932
Church & Dwight Co., Inc.	413	30,174
Cigna Corp.	618	97,366
Cisco Systems, Inc.	3,175	173,768
Citigroup, Inc.	957	67,019
Citizens Financial Group, Inc.	435	15,382
Colgate-Palmolive Co.	1,344	96,325
Comcast Corp., Class A	6,500	274,820
Comerica, Inc.	2,175	157,992
ConocoPhillips	3,342	203,862
CoreLogic, Inc. (*)	2,430	101,647

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Costco Wholesale Corp.	203	$53,645
Cummins, Inc.	399	68,365
Darden Restaurants, Inc.	1,398	170,179
Delta Air Lines, Inc.	927	52,607
Discover Financial Services	797	61,839
Dollar General Corp.	1,005	135,836
E*TRADE Financial Corp.	646	28,812
Eaton Corp. PLC	1,205	100,352
eBay, Inc.	2,920	115,340
Edison International	2,436	164,211
Electronic Arts, Inc. (*)	280	28,353
Eli Lilly & Co.	2,229	246,951
Encompass Health Corp.	1,063	67,352
EPR Properties REIT	378	28,195
Exelon Corp.	1,947	93,339
Exponent, Inc.	505	29,563
F5 Networks, Inc. (*)	663	96,553
Facebook, Inc., Class A (*)	935	180,455
FactSet Research Systems, Inc.	116	33,241
Fidelity National Information Services, Inc.	577	70,786
GreenSky, Inc., Class A (*)	1,805	22,183
HCA Healthcare, Inc.	440	59,475
HEICO Corp., Class A	286	29,564
Honeywell International, Inc.	1,736	303,088
Huntsman Corp.	2,760	56,414
IDEXX Laboratories, Inc. (*)	262	72,136
Insperity, Inc.	271	33,100
Intel Corp.	4,262	204,022
Intercontinental Exchange, Inc.	2,830	243,210
International Business Machines Corp.	951	131,143
Intuit, Inc.	1,069	279,362
IQVIA Holdings, Inc. (*)	2,136	343,682
Johnson & Johnson	4,955	690,132
Jones Lang LaSalle, Inc.	491	69,079
JPMorgan Chase & Co.	150	16,770
Kellogg Co.	494	26,464

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

		Fair
Description	Shares	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Keysight Technologies, Inc. (*)	350	$31,434
Kimberly-Clark Corp.	1,055	140,610
Kimco Realty Corp. REIT	1,594	29,457
Kohl’s Corp.	346	16,452
Laboratory Corp. of America Holdings (*)	1,037	179,297
Lamb Weston Holdings, Inc.	376	23,823
Life Storage, Inc. REIT	376	35,750
Lincoln National Corp.	813	52,398
Lockheed Martin Corp.	982	356,996
Lowe’s Cos., Inc.	1,230	124,119
LPL Financial Holdings, Inc.	716	58,404
Lululemon Athletica, Inc. (*)	905	163,090
MarketAxess Holdings, Inc.	113	36,320
MasterCard, Inc., Class A	1,806	477,741
Maxim Integrated Products, Inc.	341	20,399
McDonald’s Corp.	1,180	245,039
McGrath RentCorp	480	29,832
Mellanox Technologies, Ltd. (*)	360	39,841
Merck & Co., Inc.	4,160	348,816
MetLife, Inc.	1,557	77,336
Microsoft Corp.	4,469	598,667
MKS Instruments, Inc.	319	24,847
Moody’s Corp.	232	45,312
Morgan Stanley	1,221	53,492
Morningstar, Inc.	199	28,783
Motorola Solutions, Inc.	1,635	272,604
Nasdaq, Inc.	384	36,929
NetApp, Inc.	934	57,628
NIKE, Inc., Class B	1,223	102,671
Nordstrom, Inc.	866	27,591
Northrop Grumman Corp.	991	320,202
NVIDIA Corp.	452	74,232
NVR, Inc. (*)	6	20,222
Occidental Petroleum Corp.	1,386	69,688
Omnicom Group, Inc.	656	53,759
Paycom Software, Inc. (*)	117	26,526

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

PayPal Holdings, Inc. (*)	210	$24,037
PepsiCo, Inc.	1,477	193,679
Philip Morris International, Inc.	2,208	173,394
Phillips 66	233	21,795
Pinnacle West Capital Corp.	1,870	175,948
Pioneer Natural Resources Co.	330	50,774
PotlatchDeltic Corp. REIT	391	15,241
Premier, Inc., Class A (*)	1,728	67,582
Prudential Financial, Inc.	758	76,558
Public Service Enterprise Group, Inc.	601	35,351
Radian Group, Inc.	840	19,194
Ralph Lauren Corp.	309	35,099
Raytheon Co.	131	22,778
Regions Financial Corp.	5,615	83,888
Republic Services, Inc.	2,001	173,367
Rockwell Automation, Inc.	1,185	194,139
Ross Stores, Inc.	682	67,600
S&P Global, Inc.	865	197,038
Schlumberger, Ltd.	2,240	89,018
Seagate Technology PLC	538	25,351
Simon Property Group, Inc. REIT	2,429	388,057
Skyworks Solutions, Inc.	224	17,308
Starbucks Corp.	4,441	372,289
Stryker Corp.	356	73,186
Synchrony Financial	2,871	99,538
Synovus Financial Corp.	1,584	55,440
Sysco Corp.	2,520	178,214
T-Mobile US, Inc. (*)	2,664	197,509
Taubman Centers, Inc. REIT	853	34,828
TE Connectivity, Ltd.	529	50,668
Teradyne, Inc.	468	22,422
Texas Instruments, Inc.	1,070	122,793
The Coca-Cola Co.	5,455	277,769
The Estee Lauder Cos., Inc., Class A	2,177	398,630
The Hershey Co.	1,317	176,518
The Kroger Co.	1,601	34,758

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

		Fair
Description	Shares	Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

The Procter & Gamble Co.	3,856	$422,810
The Progressive Corp.	499	39,885
The TJX Cos., Inc.	6,954	367,728
The Walt Disney Co.	752	105,009
Thermo Fisher Scientific, Inc.	1,185	348,011
Tractor Supply Co.	1,462	159,066
Tyson Foods, Inc., Class A	721	58,214
Ulta Salon Cosmetics & Fragrance, Inc. (*)	74	25,670
United Continental Holdings, Inc. (*)	553	48,415
United Rentals, Inc. (*)	106	14,059
UnitedHealth Group, Inc.	155	37,822
Universal Health Services, Inc., Class B	441	57,502
Unum Group	789	26,471
USANA Health Sciences, Inc. (*)	391	31,057
Varian Medical Systems, Inc. (*)	209	28,451
Verizon Communications, Inc.	4,850	277,081
Vertex Pharmaceuticals, Inc. (*)	115	21,089
Viacom, Inc., Class B	674	20,132
Visa, Inc., Class A	1,685	292,432
VMware, Inc., Class A	154	25,750
Vocera Communications, Inc. (*)	1,166	37,219
Vulcan Materials Co.	287	39,408
Walgreens Boots Alliance, Inc.	456	24,930
Walmart, Inc.	513	56,681
Waste Management, Inc.	1,609	185,630
WW Grainger, Inc.	165	44,258
Zions BanCorp.	403	18,530
Zoetis, Inc.	2,931	332,639
		21,966,641
Total Common Stocks (Cost $33,484,718)		36,091,386

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Corporate Bonds | 7.4%

Australia | 0.1%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	80	$59,677

Canada | 0.5%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	210	163,638
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	85	66,557
			230,195
France | 0.3%
Schneider Electric SE, 2.950%, 09/27/22	USD	170	172,943

Germany | 0.3%
BMW Finance NV, 0.875%, 08/16/22	GBP	110	137,419

Netherlands | 0.6%
BNG Bank NV, 5.000%, 09/16/20	NZD	163	113,626
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	200	208,141
			321,767
New Zealand | 0.2%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	100	80,746

Switzerland | 0.3%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	142	146,876

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   23

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

United Kingdom | 0.8%
Ashtead Capital, Inc., 4.125%, 08/15/25	USD	200	$202,500
Unilever Capital Corp., 3.250%, 03/07/24	USD	200	208,028
			410,528
United States | 4.3%
Apple, Inc., 3.850%, 05/04/43	USD	185	196,320
Bank of America Corp., 3.499%, 05/17/22 (§)	USD	160	163,162
Citigroup, Inc., 3.095% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	208	148,173
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	210	160,477
Johnson & Johnson, 3.625%, 03/03/37	USD	175	187,147
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	145	152,740
McDonald’s Corp., 3.125%, 03/04/25	CAD	200	157,989
Microsoft Corp., 4.450%, 11/03/45	USD	160	191,659
Morgan Stanley, 3.625%, 01/20/27	USD	180	189,063
NIKE, Inc., 2.375%, 11/01/26	USD	190	190,413
Starbucks Corp., 4.450%, 08/15/49	USD	125	136,713
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	80	82,958
Verizon Communications, Inc., 3.875%, 02/08/29	USD	150	160,812
			2,117,626
Total Corporate Bonds (Cost $3,528,878)			3,677,777

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Foreign Government Obligations | 10.8%

Australia | 0.3%
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	215	$162,543

Bermuda | 0.8%
Government of Bermuda:
4.854%, 02/06/24	USD	200	216,500
3.717%, 01/25/27	USD	200	203,250
			419,750
Canada | 0.8%
City of Vancouver, 2.900%, 11/20/25	CAD	105	84,126
Province of Ontario, 2.450%, 06/29/22	USD	80	81,108
Province of Quebec:
1.650%, 03/03/22	CAD	105	80,188
2.500%, 04/20/26	USD	135	137,715
			383,137
Chile | 0.7%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	100,000	159,757
Republic of Chile, 3.125%, 01/21/26	USD	200	208,250
			368,007
Czech Republic | 0.8%
Czech Republic:
2.150% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	2,850	128,927
2.500%, 08/25/28	CZK	5,330	259,158
			388,085
France | 0.6%
Government of France, 1.750%, 06/25/39	EUR	201	278,444

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Hungary | 0.8%
Hungary, 6.375%, 03/29/21	USD	150	$160,076
Hungary Government Bonds:
3.000%, 10/27/27	HUF	34,430	128,381
3.000%, 08/21/30	HUF	35,400	129,117
			417,574
Ireland | 0.9%
Ireland Government Bonds:
1.350%, 03/18/31	EUR	105	132,818
1.700%, 05/15/37	EUR	220	289,533
			422,351
Italy | 0.3%
Italy Government International Bonds, 6.875%, 09/27/23	USD	145	163,917

Japan | 0.4%
Japan International Cooperation Agency, 2.125%, 10/20/26	USD	200	196,564

Mexico | 0.2%
United Mexican States, 6.750%, 02/06/24	GBP	60	90,696

New Zealand | 0.2%
New Zealand Government Bonds, 6.000%, 05/15/21	NZD	170	123,526

Norway | 1.4%
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	200	198,280
Oslo Kommune:
2.300%, 03/14/24	NOK	1,000	118,717
2.350%, 09/04/24	NOK	2,000	238,256
1.870%, 05/06/26 (§)	NOK	1,000	118,415
			673,668

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Panama | 0.4%
Republic of Panama, 4.000%, 09/22/24	USD	200	$213,312

Poland | 0.5%
Poland Government Bonds, 2.500%, 07/25/26	PLN	960	261,238

Romania | 0.2%
Romania Government Bonds, 2.375%, 04/19/27	EUR	70	86,214

Singapore | 0.3%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	155	129,599

Spain | 0.6%
Spain Government Bonds, 1.400%, 04/30/28	EUR	220	274,700

United Kingdom | 0.6%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	100	135,161
1.500%, 07/22/47	GBP	115	146,859
			282,020
Total Foreign Government Obligations (Cost $5,140,219)			5,335,345

Quasi Government Bonds | 0.5%

Canada | 0.5%
Export Development Canada, 1.800%, 09/01/22 (Cost $235,240)	CAD	315	241,840

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Supranational Bonds | 2.8%
African Development Bank, 2.375%, 09/23/21	USD	174	$175,998
Asian Development Bank:
1.000%, 12/15/22	GBP	145	184,664
2.125%, 03/19/25	USD	210	212,454
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	220	166,264
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	125	86,434
2.500%, 08/03/23	CAD	315	247,862
2.900%, 11/26/25	AUD	90	68,223
International Finance Corp.:
3.625%, 05/20/20	NZD	165	112,856
2.700%, 03/15/23	AUD	180	132,447

Total Supranational Bonds
(Cost $1,373,306)			1,387,202

US Government Securities | 0.4%
Federal National Mortgage Association, 2.625%, 09/06/24 (Cost $203,415)		205	212,669

US Municipal Bonds | 0.8%

California | 0.6%
California State Build America Bonds, 7.500%, 04/01/34	USD	120	181,128
State of California, 4.500%, 04/01/33	USD	100	113,088
			294,216

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Georgia | 0.2%
Georgia State Build America Bonds Series B, 2.380%, 02/01/27	USD	100	$99,170

Total US Municipal Bonds (Cost $375,352)			393,386

US Treasury Securities | 2.4%
US Treasury Notes:
2.125%, 05/15/25	USD	645	655,532
2.875%, 08/15/28	USD	375	402,773
3.125%, 11/15/41	USD	120	134,180

Total US Treasury Securities (Cost $1,130,799)			1,192,485

Description	Shares	Fair Value

Short-Term Investments | 2.0%

State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $995,044)	995,044	995,044

Total Investments | 99.9% (Cost $46,466,971) (»)		$49,527,134

Cash and Other Assets in Excess of Liabilities | 0.1%		26,853

Net Assets | 100.0%		$49,553,987

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at June 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	161,771	USD	113,265	HSB	08/14/19	$467	$—
AUD	116,813	USD	81,686	JPM	08/14/19	439	—
AUD	73,839	USD	51,600	MSC	08/14/19	312	—
CAD	96,532	USD	72,300	JPM	08/14/19	1,481	—
CAD	251,387	USD	191,303	JPM	08/14/19	836	—
CAD	245,397	USD	187,687	SSB	09/26/19	—	9
CHF	47,229	USD	47,368	HSB	08/14/19	1,204	—
CLP	16,516,067	USD	24,303	CIT	07/25/19	79	—
CZK	3,276,761	EUR	126,900	JPM	07/25/19	2,032	—
CZK	1,196,354	USD	53,391	JPM	07/25/19	135	—
EUR	118,741	USD	134,000	CIT	07/11/19	1,123	—
EUR	385,215	USD	435,782	CIT	07/11/19	2,580	—
EUR	103,651	USD	116,776	HSB	07/11/19	1,176	—
EUR	109,565	USD	124,003	HSB	07/11/19	678	—
EUR	1,327,039	USD	1,501,113	HSB	07/11/19	9,013	—
EUR	126,053	USD	143,339	JPM	07/11/19	106	—
EUR	290,655	USD	328,847	JPM	07/11/19	1,909	—
EUR	225,378	USD	258,537	SSB	09/26/19	—	538
GBP	32,044	USD	41,100	JPM	08/14/19	—	322
GBP	189,695	USD	240,978	JPM	08/14/19	419	—
HUF	10,000,995	USD	35,208	JPM	08/08/19	76	—
HUF	14,552,891	USD	51,278	JPM	08/08/19	65	—
IDR	599,248,000	USD	41,600	HSB	09/11/19	447	—
JPY	13,062,497	USD	122,492	CIT	08/14/19	—	945
JPY	126,259,222	USD	1,164,799	CIT	08/14/19	10,043	—
JPY	165,413,455	USD	1,526,081	HSB	08/14/19	13,091	—
JPY	12,888,078	USD	120,500	JPM	08/14/19	—	576
JPY	3,026,139	USD	28,377	SSB	09/26/19	—	133
JPY	17,409,646	USD	162,618	SSB	09/26/19	—	131
KRW	203,072,780	USD	172,300	HSB	08/05/19	3,342	—
MXN	616,618	USD	31,621	HSB	08/14/19	279	—
NOK	128,804	USD	14,767	HSB	08/14/19	353	—
NOK	1,031,475	USD	118,329	HSB	08/14/19	2,749	—
NZD	86,900	USD	57,400	HSB	08/14/19	1,032	—
NZD	90,185	USD	60,331	JPM	08/14/19	310	—

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

PLN	135,881	USD	36,256	HSB	08/14/19	$177	$—
SEK	608,519	USD	64,600	MSC	08/14/19	1,137	—
SGD	4,049	USD	2,959	JPM	08/14/19	36	—
SGD	22,826	USD	16,870	JPM	08/14/19	13	—
SGD	39,498	USD	28,863	JPM	08/14/19	351	—
USD	108,723	AUD	155,812	CIT	08/14/19	—	820
USD	30,800	AUD	44,193	HSB	08/14/19	—	269
USD	262,425	AUD	375,983	HSB	08/14/19	—	1,908
USD	268,586	AUD	384,787	JPM	08/14/19	—	1,937
USD	361,975	AUD	518,536	SSB	09/26/19	—	2,987
USD	82,701	CAD	111,269	CIT	08/14/19	—	2,344
USD	46,200	CAD	60,824	HSB	08/14/19	—	288
USD	622,503	CAD	837,061	HSB	08/14/19	—	17,275
USD	504,304	CAD	678,141	JPM	08/14/19	—	14,009
USD	588,229	CAD	775,050	SSB	09/26/19	—	4,524
USD	174,992	CLP	116,994,297	CIT	07/25/19	2,278	—
USD	51,400	CZK	1,150,253	JPM	07/25/19	—	63
USD	145,337	CZK	3,312,819	JPM	07/25/19	—	2,882
USD	89,454	EUR	79,237	HSB	07/11/19	—	715
USD	98,721	EUR	87,152	HSB	07/11/19	—	455
USD	148,630	EUR	131,193	HSB	07/11/19	—	663
USD	332,500	EUR	292,061	HSB	07/11/19	144	—
USD	559,700	EUR	492,078	HSB	07/11/19	—	268
USD	16,159	EUR	14,324	JPM	07/11/19	—	142
USD	97,600	GBP	76,687	HSB	08/14/19	12	—
USD	105,290	GBP	80,931	HSB	08/14/19	2,301	—
USD	58,780	GBP	45,178	JPM	08/14/19	1,288	—
USD	49,879	GBP	39,041	SSB	09/26/19	111	—
USD	14,736	HUF	4,234,692	HSB	08/08/19	—	204
USD	44,018	HUF	12,794,066	HSB	08/08/19	—	1,120
USD	261,060	HUF	75,007,794	JPM	08/08/19	—	3,568
USD	61,339	ILS	219,857	SSB	09/26/19	—	589
USD	281,000	JPY	29,996,188	HSB	08/14/19	1,886	—
USD	436,607	JPY	47,324,276	HSB	08/14/19	—	3,745
USD	143,600	JPY	15,467,853	MSC	08/14/19	—	328

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	35,900	NOK	306,146	HSB	08/14/19	$—	$37
USD	119,216	NOK	1,040,142	HSB	08/14/19	—	2,880
USD	186,224	NOK	1,624,364	HSB	08/14/19	—	4,450
USD	287,720	NOK	2,437,561	SSB	09/26/19	1,309	—
USD	216,350	NZD	328,547	CIT	08/14/19	—	4,569
USD	64,196	NZD	97,494	HSB	08/14/19	—	1,360
USD	182,489	NZD	277,124	JPM	08/14/19	—	3,852
USD	256,208	PLN	979,882	HSB	08/14/19	—	6,524
USD	146,918	SGD	201,054	JPM	08/14/19	—	1,789
USD	56,327	SGD	76,163	SSB	09/26/19	—	37
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$66,819	$89,255

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Report

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio

Exchange-Traded Funds | 97.8%

Equity Funds | 61.8%
ETFMG Prime Mobile Payments ETF (*), (±)	93,000	$4,361,700
Fidelity Low Volatility Factor ETF	124,700	4,450,543
Franklin FTSE Japan ETF	158,400	3,804,768
Invesco Russell 1000 Dynamic Multifactor ETF (±)	112,100	3,329,370
Invesco Water Resources ETF (±)	41,850	1,490,278
Invesco WilderHill Clean Energy ETF	36,450	1,082,930
iShares Core Dividend Growth ETF (±)	117,100	4,473,220
iShares Expanded Tech Sector ETF (±)	19,100	4,118,915
iShares Expanded Tech-Software Sector ETF (±)	18,800	4,107,048
iShares MSCI Brazil ETF	50,665	2,215,074
Vanguard Financials ETF (±)	57,500	3,968,075
Vanguard Industrials ETF	30,690	4,474,602
Vanguard S&P 500 ETF (±)	37,300	10,039,295
Vanguard Small-Cap ETF (±)	19,350	3,031,371
		54,947,189
Fixed-Income Funds | 36.0%
Goldman Sachs Access Treasury 0-1 Year ETF (±)	74,380	7,464,777
iShares 1-3 Year Treasury Bond ETF (±)	89,400	7,579,332
Vanguard Intermediate-Term Corporate Bond ETF (±)	90,200	8,104,470
Vanguard Intermediate-Term Treasury ETF (±)	135,300	8,925,741
		32,074,320
Total Exchange-Traded Funds (Cost $82,166,172)		87,021,509

Closed-End Management Investment Companies | 4.8%
Royce Value Trust, Inc. (±) (Cost $4,249,205)	304,500	4,238,640

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio (concluded)

Short-Term Investments | 15.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $13,341,147)	13,341,147	$13,341,147

Total Investments excluding Securities Sold Short | 117.6% (Cost $99,756,524)		104,601,296

Securities Sold Short | (10.1)%

Exchange-Traded Funds | (10.1)%
iShares Core S&P Small-Cap ETF	(39,650)	(3,103,802)
iShares MSCI ACWI ETF	(22,600)	(1,665,846)
iShares Russell 1000 ETF	(17,100)	(2,783,709)
SPDR S&P 500 ETF Trust	(5,050)	(1,479,650)

Total Securities Sold Short (Proceeds ($8,860,718))		(9,033,007)

Total Investments | 107.5% (Cost $90,895,806)		$95,568,289

Liabilities in Excess of Cash and Other Assets | (7.5)%		(6,628,587)

Net Assets | 100.0%		$88,939,702

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•)

Common Stocks | 55.8%

Australia | 3.5%
AGL Energy, Ltd.	2,051	$28,831
Atlas Arteria, Ltd.	16,740	92,311
AusNet Services	71,328	93,985
CSL, Ltd.	332	50,227
Goodman Group REIT	11,250	118,898
IDP Education, Ltd.	1,031	12,810
Transurban Group	17,462	180,921
Wesfarmers, Ltd.	365	9,284
Woolworths Group, Ltd.	1,983	46,336
		633,603
Canada | 3.3%
Agnico Eagle Mines, Ltd.	610	31,256
Alimentation Couche-Tard, Inc., Class B	663	41,723
Atco, Ltd., Class I	1,050	35,392
Bank of Montreal	552	41,697
BCE, Inc.	1,021	46,452
Boardwalk Real Estate Investment Trust	1,099	33,434
Canadian National Railway Co.	321	29,709
CI Financial Corp.	1,914	31,190
Fairfax Financial Holdings, Ltd.	21	10,307
Great-West Lifeco, Inc.	337	7,759
Kirkland Lake Gold, Ltd.	732	31,537
National Bank of Canada	165	7,838
Northland Power, Inc.	1,818	35,401
Nutrien, Ltd.	300	16,038
Rogers Communications, Inc., Class B	312	16,701
Royal Bank of Canada	846	67,232
Sun Life Financial, Inc.	219	9,069
TELUS Corp.	401	14,824
The Bank of Nova Scotia	178	9,561
The North West Co., Inc.	740	16,890
The Toronto-Dominion Bank	1,072	62,639
		596,649

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

China | 0.4%
China Vanke Co., Ltd., Class H	19,400	$72,817

Denmark | 0.1%
Novo Nordisk A/S, Class B	169	8,621
Scandinavian Tobacco Group A/S	713	8,311
		16,932
Finland | 0.1%
Cramo Oyj	496	11,773

France | 2.2%
AXA SA	429	11,270
Engie SA	698	10,599
Eutelsat Communications SA	6,347	118,714
L’Oreal SA	163	46,430
Unibail-Rodamco-Westfield	276	41,350
Vinci SA	1,692	173,477
		401,840
Germany | 1.6%
ADO Properties SA	1,427	59,031
Allianz SE	56	13,497
Aroundtown SA	3,323	27,379
Deutsche Lufthansa AG	831	14,240
Fraport AG	1,309	112,528
Vonovia SE	1,189	56,785
		283,460
Hong Kong | 2.6%
Dairy Farm International Holdings, Ltd.	3,300	23,596
Jardine Matheson Holdings, Ltd.	72	4,538
Link Real Estate Investment Trust	9,000	110,700
Power Assets Holdings, Ltd.	18,000	129,417
Sun Hung Kai Properties, Ltd.	7,500	127,368
Wharf Real Estate Investment Co., Ltd.	11,000	77,276
		472,895

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Israel | 0.2%
Azrieli Group, Ltd.	521	$34,937

Italy | 4.8%
ASTM SpA	1,464	47,278
Atlantia SpA	6,689	174,028
Enel SpA	5,251	36,690
Hera SpA	18,763	71,811
Italgas SpA	22,374	150,215
Poste Italiane SpA	1,424	15,001
Snam SpA	31,345	155,946
Societa Iniziative Autostradali e Servizi SpA	1,049	19,455
Terna SpA	30,634	195,179
		865,603
Japan | 2.4%
East Japan Railway Co.	200	18,730
GLP J-Reit	54	61,537
Invincible Investment Corp. REIT	98	50,751
KDDI Corp.	400	10,190
Mitsubishi Estate Co., Ltd.	6,600	123,122
Mitsui Fudosan Co., Ltd.	4,200	101,981
NTT DOCOMO, Inc.	1,100	25,672
Tokio Marine Holdings, Inc.	300	15,056
West Japan Railway Co.	300	24,337
		431,376
Luxembourg | 0.8%
SES SA	8,679	135,902

Mexico | 0.3%
Alpek SAB de CV	12,855	16,148
Corp Inmobiliaria Vesta SAB de CV	25,700	37,933
		54,081
Netherlands | 0.1%
Intertrust NV	498	10,280
NN Group NV	167	6,723
		17,003

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

New Zealand | 0.1%
Spark New Zealand, Ltd.	4,267	$11,470

Norway | 0.1%
Mowi ASA	343	8,021
Salmar ASA	184	8,002
		16,023
Philippines | 0.4%
Megaworld Corp.	581,400	69,213

Singapore | 0.7%
CapitaLand, Ltd.	27,900	72,816
DBS Group Holdings, Ltd.	359	6,891
Jardine Cycle & Carriage, Ltd.	800	21,462
Singapore Airlines, Ltd.	900	6,177
Singapore Technologies Engineering, Ltd.	6,100	18,698
		126,044
South Korea | 0.1%
S-Oil Corp.	187	13,552

Spain | 0.4%
Iberdrola SA	1,155	11,521
Merlin Properties Socimi SA REIT	3,984	55,271
		66,792
Sweden | 0.0%
Swedish Match AB	164	6,931

Switzerland | 0.5%
Novartis AG	173	15,824
Roche Holding AG	259	72,874
		88,698
United Arab Emirates | 0.2%
Emaar Properties PJSC	22,181	26,714

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

United Kingdom | 5.1%
Admiral Group PLC	1,150	$32,310
Ashtead Group PLC	386	11,071
Derwent London PLC REIT	1,069	42,314
Great Portland Estates PLC REIT	4,320	37,551
Howden Joinery Group PLC	3,687	23,741
Imperial Brands PLC	1,376	32,309
International Consolidated Airlines Group SA	1,761	10,682
National Grid PLC	16,540	175,773
Pennon Group PLC	11,565	109,103
Segro PLC REIT	8,022	74,408
Severn Trent PLC	6,104	158,836
The Go-Ahead Group PLC	298	7,463
Unilever NV	384	23,391
United Utilities Group PLC	16,954	168,686
		907,638
United States | 25.8%
AbbVie, Inc.	106	7,708
Aflac, Inc.	321	17,594
Agilent Technologies, Inc.	131	9,782
Alexandria Real Estate Equities, Inc. REIT	652	91,991
American Electric Power Co., Inc.	1,900	167,219
American Express Co.	79	9,752
American Homes 4 Rent, Class A REIT	3,132	76,139
American Tower Corp. REIT	410	83,824
Americold Realty Trust REIT	2,637	85,492
Amgen, Inc.	40	7,371
Aon PLC	395	76,227
Apple, Inc.	153	30,282
AutoZone, Inc. (*)	15	16,492
Bank of America Corp.	411	11,919
Best Buy Co., Inc.	109	7,601
Biogen, Inc. (*)	41	9,589
Boston Properties, Inc. REIT	597	77,013
Bristol-Myers Squibb Co.	209	9,478
Broadridge Financial Solutions, Inc.	72	9,193

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Burlington Stores, Inc. (*)	48	$8,167
Campbell Soup Co.	457	18,312
Cboe Global Markets, Inc.	109	11,296
CF Industries Holdings, Inc.	385	17,983
Charles River Laboratories International, Inc. (*)	106	15,041
Church & Dwight Co., Inc.	181	13,224
Cigna Corp.	172	27,099
Cisco Systems, Inc.	153	8,374
Colgate-Palmolive Co.	209	14,979
Consolidated Edison, Inc.	1,230	107,846
Copart, Inc. (*)	352	26,308
Costco Wholesale Corp.	136	35,939
Cracker Barrel Old Country Store, Inc.	64	10,927
CSX Corp.	1,389	107,467
Darden Restaurants, Inc.	187	22,764
Edison International	134	9,033
Eli Lilly & Co.	441	48,858
Equinix, Inc. REIT	310	156,330
Equity Lifestyle Properties, Inc. REIT	747	90,641
Essential Properties Realty Trust, Inc. REIT	3,007	60,260
Essex Property Trust, Inc. REIT	333	97,213
Exelon Corp.	333	15,964
Extra Space Storage, Inc. REIT	573	60,795
F5 Networks, Inc. (*)	173	25,194
Fastenal Co.	256	8,343
Ferguson PLC (*)	227	16,180
H&R Block, Inc.	382	11,193
HCP, Inc. REIT	927	29,645
Hilton Worldwide Holdings, Inc.	1,011	98,815
Honeywell International, Inc.	69	12,047
Hudson Pacific Properties, Inc. REIT	1,605	53,398
Humana, Inc.	72	19,102
IAA, Inc. (*)	149	5,778
Intel Corp.	566	27,094
Intercontinental Exchange, Inc.	243	20,883
IQVIA Holdings, Inc. (*)	153	24,618

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Johnson & Johnson	486	$67,690
JPMorgan Chase & Co.	208	23,254
Kansas City Southern	1,420	172,984
KAR Auction Services, Inc.	149	3,725
Kimberly-Clark Corp.	304	40,517
Lamb Weston Holdings, Inc.	214	13,559
Lockheed Martin Corp.	101	36,718
Lowe’s Cos., Inc.	72	7,266
Marathon Petroleum Corp.	345	19,279
Marsh & McLennan Cos., Inc.	213	21,247
MasterCard, Inc., Class A	192	50,790
McDonald’s Corp.	101	20,974
Merck & Co., Inc.	550	46,117
MetLife, Inc.	171	8,494
Mettler-Toledo International, Inc. (*)	51	42,840
Nasdaq, Inc.	330	31,736
NIKE, Inc., Class B	291	24,429
Norfolk Southern Corp.	919	183,184
Northrop Grumman Corp.	125	40,389
Olin Corp.	682	14,943
Park Hotels & Resorts, Inc. REIT	997	27,477
Paychex, Inc.	465	38,265
PepsiCo, Inc.	136	17,834
Pfizer, Inc.	195	8,447
Pinnacle West Capital Corp.	87	8,186
Prologis, Inc. REIT	1,875	150,187
Quest Diagnostics, Inc.	105	10,690
Raytheon Co.	140	24,343
Republic Services, Inc.	828	71,738
Ross Stores, Inc.	272	26,961
Simon Property Group, Inc. REIT	771	123,175
Starbucks Corp.	727	60,944
Synchrony Financial	285	9,881
Synovus Financial Corp.	244	8,540
Sysco Corp.	844	59,688
Target Corp.	193	16,716

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Texas Instruments, Inc.	182	$20,886
The Allstate Corp.	271	27,558
The Boeing Co.	35	12,740
The Estee Lauder Cos., Inc., Class A	54	9,888
The Hershey Co.	317	42,487
The Home Depot, Inc.	111	23,085
The Macerich Co. REIT	1,493	50,001
The Procter & Gamble Co.	749	82,128
The TJX Cos., Inc.	1,050	55,524
The Toro Co.	154	10,303
Thermo Fisher Scientific, Inc.	204	59,911
Tyson Foods, Inc., Class A	138	11,142
Union Pacific Corp.	970	164,037
UnitedHealth Group, Inc.	181	44,166
Verizon Communications, Inc.	126	7,198
Visa, Inc., Class A	258	44,776
Vulcan Materials Co.	225	30,895
Walgreens Boots Alliance, Inc.	162	8,857
Walmart, Inc.	205	22,650
Waste Connections, Inc.	199	19,020
Waste Management, Inc.	656	75,683
Waters Corp. (*)	31	6,672
Weyerhaeuser Co. REIT	3,245	85,473
WW Grainger, Inc.	52	13,948
Zoetis, Inc.	90	10,214
		4,614,225
Total Common Stocks (Cost $9,058,905)		9,976,171

Exchange-Traded Funds | 2.1%
SPDR Gold Shares (*), (Δ) (Cost $344,912)	2,874	382,816

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Foreign Government Obligations | 9.2%

Australia | 0.3%
Australia Government Bonds, 3.000%, 09/20/25	AUD	56	$57,966

Canada | 0.8%
Canadian Government Real Return Bonds: 4.250%, 12/01/26	CAD	50	49,463
2.000%, 12/01/41	CAD	88	90,617
			140,080
Denmark | 0.8%
Denmark Inflation Linked Government Bonds, 0.100%, 11/15/23	DKK	912	149,599

France | 1.3%
Government of France, 1.850%, 07/25/27	EUR	171	242,626

Italy | 1.5%
Italy Buoni Poliennali Del Tesoro: 0.100%, 05/15/22	EUR	148	166,341
2.350%, 09/15/24	EUR	79	96,581
			262,922
New Zealand | 0.6%
New Zealand Government Bonds: 3.000%, 09/20/30	NZD	15	13,609
3.219%, 09/20/30	NZD	105	95,265
			108,874
Spain | 1.5%
Spain Government Inflation Linked Bonds: 0.300%, 11/30/21	EUR	135	158,634
1.800%, 11/30/24	EUR	80	104,738
			263,372

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Sweden | 0.3%
Sweden Inflation Linked Bonds, 3.500%, 12/01/28	SEK	215	$47,245

United Kingdom | 2.1%
United Kingdom Gilt Inflation Linked: 1.875%, 11/22/22	GBP	143	211,253
0.750%, 03/22/34	GBP	82	159,069
			370,322
Total Foreign Government Obligations (Cost $1,573,414)			1,643,006

US Treasury Securities | 16.2%

Treasury Inflation Protected Securities: 0.125%, 04/15/20	USD	900	890,665
1.125%, 01/15/21	USD	1,001	1,008,678
2.375%, 01/15/25	USD	291	325,638
2.500%, 01/15/29	USD	550	661,433

Total US Treasury Securities (Cost $2,878,678)			2,886,414

Short-Term Investments | 15.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Δ) (Cost $2,817,949)		2,817,949	$2,817,949

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Total Investments | 99.1% (Cost $16,673,858) (»)		$17,706,356

Cash and Other Assets in Excess of Liabilities | 0.9%		168,154

Net Assets | 100.0%		$17,874,510

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Forward Currency Contracts open at June 30, 2019:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

AUD	29,478	USD	20,600	MSC	08/14/19	$92	$—
GBP	25,573	USD	32,800	JPM	08/14/19	—	252
JPY	4,364,268	USD	40,262	JPM	08/14/19	334	—
JPY	4,376,175	USD	40,372	JPM	08/14/19	335	—
NZD	13,625	USD	9,000	HSB	08/14/19	154	—
NZD	93,992	USD	61,471	HSB	08/14/19	1,673	—
SEK	93,256	USD	9,900	MSC	08/14/19	173	—
USD	10,220	AUD	14,731	HSB	08/14/19	—	121
USD	44,552	AUD	63,832	HSB	08/14/19	—	254
USD	353,232	AUD	509,743	SSB	09/26/19	—	4,977
USD	23,956	CAD	32,232	CIT	08/14/19	—	687
USD	36,849	CAD	48,611	CIT	09/26/19	—	342
USD	20,325	CAD	26,726	HSB	08/14/19	—	109
USD	41,190	CAD	54,885	HSB	08/14/19	—	773
USD	46,049	CAD	61,920	HSB	08/14/19	—	1,294
USD	17,582	DKK	115,651	CIT	08/14/19	—	110
USD	131,997	DKK	870,195	CIT	08/14/19	—	1,125
USD	751,563	EUR	656,918	CIT	09/26/19	—	722
USD	94,261	EUR	83,280	HSB	07/11/19	—	545
USD	673,531	EUR	595,426	HSB	07/11/19	—	4,307
USD	592,775	EUR	518,110	SSB	09/26/19	—	551
USD	88,555	GBP	68,061	CIT	08/14/19	1,931	—
USD	44,288	GBP	34,846	HSB	08/14/19	—	63
USD	231,260	GBP	177,757	HSB	08/14/19	5,020	—
USD	605,611	GBP	475,266	SSB	09/26/19	—	320
USD	122,961	HKD	960,436	SSB	09/26/19	—	48
USD	80,038	JPY	8,675,840	JPM	08/14/19	—	664
USD	734	MXN	14,304	HSB	08/14/19	—	6
USD	132,977	NZD	201,938	CIT	08/14/19	—	2,687
USD	10,345	NZD	15,710	HSB	08/14/19	—	210
USD	13,419	NZD	20,346	HSB	08/14/19	—	250
USD	50,534	SEK	483,252	HSB	08/14/19	—	1,664
USD	5,618	SEK	51,768	JPM	08/14/19	27	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$9,739	$22,081

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Lazard Real Assets and Pricing Opportunities Portfolio (•) (concluded)

Futures Contracts open at June 30, 2019 (Δ):

	Number of	Notional	Expiration	Notional	Fair	Unrealized
Type	Contracts	Amount	Date	Cost	Value	Depreciation

Natural Gas	5	$50,000	08/28/19	$129,268	$114,100	$15,168
Low Sulphur Gasoil	1	100	09/12/19	61,511	60,050	1,461
Cotton No. 2	1	50,000	12/06/19	33,239	33,040	199
Total gross unrealized depreciation on Futures Contracts						$16,828

Total Return Swap Agreements open at June 30, 2019 (Δ):

			Notional	Expiration		Payment	Unrealized
Pay	Currency	Counterparty	Amount	Date	Receive	Frequency	Depreciation

0.00%	USD	GSC	$2,439,700	10/24/19	Appreciation, and dividends paid, on commodities in a custom momentum basket	Upon Maturity	$183,797

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

The Lazard Funds, Inc. Notes to Portfolios of Investments
June 30, 2019 (unaudited)

(*)	Non-income producing security.

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2019, these securities amounted to 1.2% of net assets of Lazard Global Dynamic Multi-Asset Portfolio.

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2019.

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.

(•)	Lazard Real Assets and Pricing Opportunities Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.

(Δ)	The security is owned by Lazard Real Assets and Pricing Opportunities Portfolio, Ltd., a wholly-owned subsidiary of the Lazard Real Assets and Pricing Opportunities Portfolio. See Note 1 in the Notes to Financial Statements.

Security Abbreviations:
ADR	—	American Depositary Receipt	PJSC	—	Public Joint Stock Company
BBSW	—	Bank Bill Swap Reference Rate	PRIBOR	—	Prague Interbank Offered Rate
ETF	—	Exchange-Traded Fund	REIT	—	Real Estate Investment Trust

Currency Abbreviations:
AUD	—	Australian Dollar	ILS	—	Israeli Shekel
CAD	—	Canadian Dollar	JPY	—	Japanese Yen
CHF	—	Swiss Franc	KRW	—	South Korean Won
CLP	—	Chilean Peso	MXN	—	Mexican New Peso
CZK	—	Czech Koruna	NOK	—	Norwegian Krone
DKK	—	Danish Krone	NZD	—	New Zealand Dollar
EUR	—	Euro	PLN	—	Polish Zloty
GBP	—	British Pound Sterling	SEK	—	Swedish Krona
HKD	—	Hong Kong Dollar	SGD	—	Singapore Dollar
HUF	—	Hungarian Forint	USD	—	United States Dollar
IDR	—	Indonesian Rupiah

Counterparty Abbreviations:
CIT	—	Citibank NA
HSB	—	HSBC Bank USA NA
JPM	—	JPMorgan Chase Bank NA
MSC	—	Morgan Stanley & Co.
SSB	—	State Street Bank and Trust Co.

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets and Pricing Opportunities Portfolio

Common Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	2.0%	0.7%
Airlines	0.8	0.2
Auto Components	0.1	—
Automobiles	0.5	—
Banks	5.8	1.3
Beverages	2.4	0.1
Biotechnology	0.5	0.4
Building Products	0.2	—
Capital Markets	2.5	0.5
Chemicals	0.8	0.4
Commercial Services & Suppliers	1.2	1.1
Communications Equipment	1.1	0.2
Construction & Engineering	0.4	1.0
Construction Materials	0.1	0.2
Consumer Finance	0.6	0.1
Distributors	0.1	0.1
Diversified Consumer Services	—	0.1
Diversified Financial Services	1.0	—
Diversified Telecommunication Services	1.3	0.5
Electric Utilities	2.2	3.7
Electrical Equipment	0.9	—
Electronic Equipment, Instruments & Components	0.7	—
Energy Equipment & Services	0.2	—
Equity Real Estate Investment Trusts (REITs)	1.7	11.3
Entertainment	0.8	—
Food & Staples Retailing	1.4	1.4
Food Products	1.0	0.6
Gas Utilities	0.1	1.7
Health Care Equipment & Supplies	1.1	—
Health Care Providers & Services	1.2	0.6
Health Care Technology	0.2	—
Hotels, Restaurants & Leisure	2.9	1.2
Household Products	1.4	0.8
Independent Power & Renewable Electricity Producers	0.2	0.2
Industrial Conglomerates	0.9	0.1
Insurance	4.2	1.5

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets and Pricing Opportunities Portfolio

Interactive Media & Services	1.1%	—%
Internet & Direct Marketing Retail	1.0	—
IT Services	3.6	0.8
Leisure Products	0.5	—
Life Sciences Tools & Services	1.4	0.9
Machinery	1.3	0.1
Media	0.8	1.4
Metals & Mining	1.4	0.4
Multiline Retail	0.4	0.2
Multi-Utilities	0.9	2.4
Oil, Gas & Consumable Fuels	2.7	0.2
Personal Products	2.1	0.4
Pharmaceuticals	5.8	1.6
Professional Services	1.5	0.1
Real Estate Management & Development	1.4	5.0
Road & Rail	0.7	4.0
Semiconductors & Semiconductor Equipment	1.2	0.2
Software	2.8	—
Specialty Retail	2.0	0.8
Technology Hardware, Storage & Peripherals	1.6	0.2
Textiles, Apparel & Luxury Goods	1.1	0.1
Tobacco	0.5	0.3
Trading Companies & Distributors	0.5	0.5
Transportation Infrastructure	—	3.5
Water Utilities	—	2.4
Wireless Telecommunication Services	1.9	0.3
Subtotal	80.7	55.8
Exchange- Traded Funds	—	2.1
Foreign Government Obligations	10.8	9.2
Supranational Bonds	2.8	—
US Government Securities	0.4	—
US Municipal Bonds	0.8	—
US Treasury Securities	2.4	16.2
Short-Term Investments	2.0	15.8
Total Investments	99.9%	99.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

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Semi-Annual Report   51

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

	Lazard	Lazard
	Global Dynamic	Opportunistic
	Multi-Asset	Strategies
June 30, 2019	Portfolio	Portfolio
ASSETS
Investments in securities, at fair value	$49,527,134	$104,601,296
Cash	1,268	—
Cash collateral due from broker on futures contracts and swap agreements	—	—
Foreign currency, at fair value	11,796	220
Receivables for:
Dividends and interest	177,889	107,108
Capital stock sold	—	50,891
Investments sold	194,467	—
Amount due from Investment Manager (Note 3)	—	—
Gross unrealized appreciation on forward currency contracts	66,819	—
Prepaid expenses	25,186	27,729
Total assets	50,004,559	104,787,244
LIABILITIES
Securities sold short, at fair value	—	9,033,007
Due to custodian	—	9,881
Payables for:
Management fees	13,048	59,817
Accrued professional services	36,871	29,530
Accrued custodian fees	29,846	12,229
Accrued distribution fees	60	—
Investments purchased	274,846	6,686,903
Dividends on securities sold short	—	7,230
Variation margin on open futures contracts	—	—
Gross unrealized depreciation on:
Forward currency contracts	89,255	—
Swap agreements	—	—
Other accrued expenses and payables	6,646	8,944
Total liabilities	450,572	15,847,541
Net assets	$49,553,987	$88,939,703
NET ASSETS
Paid in capital	$46,235,000	$84,672,247
Distributable earnings (Accumulated loss)	3,318,987	4,267,455
Net assets	$49,553,987	$88,939,702
Institutional Shares
Net assets	$49,269,827	$88,706,851
Shares of capital stock outstanding*	4,746,950	9,132,604
Net asset value, offering and redemption price per share	$10.38	$9.71
Open Shares
Net assets	$284,160	$232,851
Shares of capital stock outstanding*	27,410	24,140
Net asset value, offering and redemption price per share	$10.37	$9.65
Cost of investments in securities	$46,466,971	$99,756,524
Proceeds received from securities sold short	$—	$8,860,718
Cost of foreign currency	$11,793	$219

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
(a)	Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

Lazard
Real Assets and
Pricing Opportunities
Portfolio (a)

$17,706,356
—

363,255
4,566

68,175
20
—
5,315

9,739
24,902
18,182,328

—
—

—
41,320
11,719
10
41,965
—
1,517

22,081
183,797
5,409
307,818
$17,874,510

$17,245,478
629,032
$17,874,510

$17,826,914
1,714,377

$10.40

$47,596
4,585

$10.38
$16,673,858
$—
$4,566

Semi-Annual Report   53

The Lazard Funds, Inc. Statements of Operations (unaudited)

	Lazard	Lazard
	Global Dynamic	Opportunistic
	Multi-Asset	Strategies
For the Period Ended June 30, 2019	Portfolio	Portfolio
Investment Income (Loss)
Income
Dividends	$383,018	$814,357
Interest	202,900	215,642
Total investment income*	585,918	1,029,999
Expenses
Management fees (Note 3)	185,865	492,658
Professional services	24,540	24,243
Registration fees	17,608	18,819
Custodian fees	75,772	17,559
Administration fees	10,267	13,521
Directors’ fees and expenses	3,464	4,829
Shareholders’ services	2,809	3,952
Shareholders’ reports	2,042	3,522
Distribution fees (Open Shares)	330	327
Other	3,309	4,228
Total gross expenses before interest expense	326,006	583,658
Interest expense	—	30,307
Dividend expense	—	80,883
Total gross expenses	326,006	694,848
Management fees waived and expenses reimbursed	(116,408)	(80,510)
Total net expenses	209,598	614,338
Net investment income (loss)	376,320	415,661
Net Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Foreign Currency Transactions, Forward Currency Contracts, Futures Contracts and Swap Agreements
Net realized gain (loss) on:
Investments	246,577	539,427
Securities sold short	—	1,566,028
Foreign currency transactions	(3,357)	—
Forward currency contracts	22,579	—
Futures contracts	—	—
Swap agreements	—	—
Total net realized gain (loss) on investments, securities sold short, foreign currency transactions, forward currency contracts, futures contracts and swap agreements	265,799	2,105,455
Net change in unrealized appreciation (depreciation) on:
Investments	4,657,078	8,673,480
Securities sold short	—	(172,289)
Foreign currency translations	726	(1)
Forward currency contracts	(139,521)	—
Futures contracts	—	—
Swap agreements	—	—
Total net change in unrealized appreciation (depreciation) on investments, securities sold short, foreign currency translations, forward currency contracts, futures contracts and swap agreements	4,518,283	8,501,190
Net realized and unrealized gain (loss) on investments, securities sold short, foreign currency transactions, forward currency contracts, futures contracts and swap agreements	4,784,082	10,606,645
Net increase (decrease) in net assets resulting from operations	$5,160,402	$11,022,306
* Net of foreign withholding taxes of	$28,197	$—
(a)	Consolidated Statement of Operations.

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

Lazard
Real Assets and
Pricing Opportunities
Portfolio (a)

$174,856
76,159
251,015

60,445
27,807
12,438
45,190
8,442
7,816
2,717
2,080
57
4,930
171,922
—
—
171,922
(94,111)
77,811
173,204

(99,150)
—
(1,107)
86,256
(63,095)
(35,103)

(112,199)

1,623,594
—
68
(21,404)
4,598
98,858

1,705,714

1,593,515

$1,766,719
$13,147

Semi-Annual Report   55

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard
	Global Dynamic Multi-Asset Portfolio
	Six Months Ended	Year Ended
	June 30, 2019	December 31,
	(unaudited)	2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$376,320	$734,002
Net realized gain (loss) on investments, securities sold short, foreign currency transactions, forward currency contracts, futures contracts and swap agreements	265,799	5,372,312
Net change in unrealized appreciation (depreciation) on investments, securities sold short, foreign currency translations, forward currency contracts, futures contracts and swap agreements	4,518,283	(9,026,128)
Net increase (decrease) in net assets resulting from operations	5,160,402	(2,919,814)

Distributions to shareholders (Note 2(h))
Institutional Shares	—	(5,801,393)
Open Shares	—	(57,021)
Return of capital
Institutional Shares	—	—
Open Shares	—	—
Net decrease in net assets resulting from distributions	—	(5,858,414)

Capital stock transactions
Net proceeds from sales
Institutional Shares	2,384,805	4,837,074
Open Shares	36,625	64,758
Net proceeds from reinvestment of distributions
Institutional Shares	—	5,801,393
Open Shares	—	57,021
Cost of shares redeemed
Institutional Shares	(824,494)	(28,135,810)
Open Shares	(6,095)	(218,269)
Net increase (decrease) in net assets from capital stock transactions	1,590,841	(17,593,833)
Total increase (decrease) in net assets	6,751,243	(26,372,061)
Net assets at beginning of period	42,802,744	69,174,805
Net assets at end of period	$49,553,987	$42,802,744

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

Lazard		Lazard Real Assets and
Opportunistic Strategies Portfolio		Pricing Opportunities Portfolio (a)
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2019	December 31,	June 30, 2019	December 31,
(unaudited)	2018	(unaudited)	2018

$415,661	$1,726,796	$173,204	$272,790

2,105,455	(572,649)	(112,199)	541,686

8,501,190	(16,944,250)	1,705,714	(2,134,963)

11,022,306	(15,790,103)	1,766,719	(1,320,487)

—	(6,028,662)	(85,738)	(831,453)
—	(17,872)	(172)	(2,339)

—	(262,110)	—	—
—	(777)	—	—

—	(6,309,421)	(85,910)	(833,792)

5,117,130	18,043,749	2,112	439,718
6,119	96,400	511	3,168

—	5,917,185	85,738	831,453
—	18,147	172	2,339

(30,185,127)	(50,917,387)	(101,112)	(771,616)
(89,545)	(184,943)	(103)	(91,095)

(25,151,423)	(27,026,849)	(12,682)	413,967
(14,129,117)	(49,126,373)	1,668,127	(1,740,312)
103,068,819	152,195,192	16,206,383	17,946,695
$88,939,702	$103,068,819	$17,874,510	$16,206,383

Semi-Annual Report   57

	Lazard Global Dynamic Multi-Asset Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	4,593,006	5,986,168
Shares sold	235,247	419,838
Shares issued to shareholders from reinvestment of distributions	—	636,322
Shares redeemed	(81,303)	(2,449,322)
Net increase (decrease)	153,944	(1,393,162)
Shares outstanding at end of period	4,746,950	4,593,006

Open Shares
Shares outstanding at beginning of period	24,305	36,012
Shares sold	3,708	5,633
Shares issued to shareholders from reinvestment of distributions	—	6,247
Shares redeemed	(603)	(23,587)
Net increase (decrease)	3,105	(11,707)
Shares outstanding at end of period	27,410	24,305

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets and Pricing Opportunities Portfolio (a)
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

11,766,647	14,316,598	1,715,687	1,662,975
550,017	1,734,091	209	42,171

—	648,666	8,265	86,381
(3,184,060)	(4,932,708)	(9,784)	(75,840)
(2,634,043)	(2,549,951)	(1,310)	52,712
9,132,604	11,766,647	1,714,377	1,715,687

32,902	40,563	4,528	12,627
643	9,206	50	299

—	1,980	17	242
(9,405)	(18,847)	(10)	(8,640)
(8,762)	(7,661)	57	(8,099)
24,140	32,902	4,585	4,528

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The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 5/27/16* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16
Institutional Shares
Net asset value, beginning of period	$9.27	$11.49	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.16	0.15	0.06
Net realized and unrealized gain (loss)	1.03	(0.92)	1.92	(0.01)
Total from investment operations	1.11	(0.76)	2.07	0.05
Less distributions from:
Net investment income	—	(0.20)	(0.14)	(0.05)
Net realized gains	—	(1.26)	(0.44)	— (b)
Total distributions	—	(1.46)	(0.58)	(0.05)
Net asset value, end of period	$10.38	$9.27	$11.49	$10.00
Total Return (c)	11.97%	–6.35%	20.69%	0.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,270	$42,577	$68,761	$48,544
Ratios to average net assets (d):
Net expenses	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.40%	1.34%	1.42%	2.14%
Net investment income (loss)	1.62%	1.36%	1.40%	0.95%
Portfolio turnover rate	51%	120%	102%	67%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 5/27/16* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16
Open Shares
Net asset value, beginning of period	$9.27	$11.49	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.12	0.12	0.04
Net realized and unrealized gain (loss)	1.03	(0.91)	1.91	(0.01)
Total from investment operations	1.10	(0.79)	2.03	0.03
Less distributions from:
Net investment income	—	(0.17)	(0.10)	(0.03)
Net realized gains	—	(1.26)	(0.44)	— (b)
Total distributions	—	(1.43)	(0.54)	(0.03)
Net asset value, end of period	$10.37	$9.27	$11.49	$10.00
Total Return (c)	11.87%	–6.64%	20.33%	0.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$284	$225	$414	$210
Ratios to average net assets (d):
Net expenses	1.20%	1.20%	1.20%	1.20%
Gross expenses	2.70%	4.20%	5.79%	9.43%
Net investment income (loss)	1.34%	1.07%	1.09%	0.72%
Portfolio turnover rate	51%	120%	102%	67%

†	Unaudited.
*	The Portfolio commenced operations on May 27, 2016.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

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LAZARD OPPORTUNISTIC STRATEGIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Institutional Shares
Net asset value, beginning of period	$8.74	$10.60	$9.70	$9.36	$10.02	$10.24
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.14	0.10	0.16 ^	0.07	0.04
Net realized and unrealized gain (loss)	0.93	(1.48)	1.62	0.34	(0.46)	0.41
Total from investment operations	0.97	(1.34)	1.72	0.50	(0.39)	0.45
Less distributions from:
Net investment income	—	(0.02)	(0.14)	(0.14)	(0.03)	(0.28)
Net realized gains	—	(0.48)	(0.68)	—	(0.24)	(0.39)
Return of capital	—	(0.02)	—	(0.02)	— (b)	—
Total distributions	—	(0.52)	(0.82)	(0.16)	(0.27)	(0.67)
Redemption fees	—	—	—	— (b)	— (b)	— (b)
Net asset value, end of period	$9.71	$8.74	$10.60	$9.70	$9.36	$10.02
Total Return (c)	11.10%	–12.72%	17.74%	5.36%^	–3.80%	4.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$88,707	$102,783	$151,767	$141,494	$170,626	$185,489
Ratios to average net assets (d):
Net expenses	1.25%	1.02%	1.05%	1.02%^	1.02%	1.02%
Gross expenses	1.41%	1.15%	1.18%	1.19%	1.18%	1.15%
Gross expenses, excluding expenses on securities sold short	1.18%	1.15%*	1.15%	1.19%	1.18%	1.15%
Net investment income (loss)	0.84%	1.32%	0.99%	1.72%^	0.66%	0.35%
Portfolio turnover rate:
Excluding securities sold short	48%	227%	142%	238%	255%	265%
Including securities sold short	59%	— %*	153%	—%	—%	—%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Open Shares
Net asset value, beginning of period	$8.69	$10.55	$9.65	$9.32	$10.02	$10.24
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.10	0.05	0.13 ^	0.01	0.01
Net realized and unrealized gain (loss)	0.94	(1.46)	1.64	0.33	(0.47)	0.41
Total from investment operations	0.96	(1.36)	1.69	0.46	(0.46)	0.42
Less distributions from:
Net investment income	—	—	(0.11)	(0.11)	— (b)	(0.25)
Net realized gains	—	(0.48)	(0.68)	—	(0.24)	(0.39)
Return of capital	—	(0.02)	—	(0.02)	— (b)	—
Total distributions	—	(0.50)	(0.79)	(0.13)	(0.24)	(0.64)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$9.65	$8.69	$10.55	$9.65	$9.32	$10.02
Total Return (c)	11.05%	–13.05%	17.48%	4.97%^	–4.51%	4.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$233	$286	$428	$823	$725	$3,950
Ratios to average net assets (d):
Net expenses	1.54%	1.32%	1.34%	1.32%^	1.32%	1.32%
Gross expenses	2.73%	4.22%	3.87%	3.31%	1.66%	1.81%
Gross expenses, excluding expenses on securities sold short	2.51%	4.22%*	3.85%	3.31%	1.66%	1.81%
Net investment income (loss)	0.52%	1.00%	0.53%	1.43%^	0.15%	0.14%
Portfolio turnover rate:
Excluding securities sold short	48%	227%	142%	238%	255%	265%
Including securities sold short	59%	— %*	153%	—%	—%	—%

The accompanying notes are an integral part of these financial statements.

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†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to period custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income (loss).
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(d)	Annualized for periods less than one year.
*	No securities sold short during the year.

The accompanying notes are an integral part of these financial statements.

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LAZARD REAL ASSETS AND PRICING OPPORTUNITIES PORTFOLIO^

Selected data for a share	Six Months			For the Period
of capital stock outstanding	Ended	Year Ended		12/30/16* to
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16
Institutional Shares
Net asset value, beginning of period	$9.42	$10.71	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.16	0.19	—
Net realized and unrealized gain (loss)	0.93	(0.96)	0.78	— (b)
Total from investment operations	1.03	(0.80)	0.97	— (b)
Less distributions from:
Net investment income	(0.05)	(0.25)	(0.13)	—
Net realized gains	—	(0.24)	(0.13)	—
Total distributions	(0.05)	(0.49)	(0.26)	—
Net asset value, end of period	$10.40	$9.42	$10.71	$10.00
Total Return (c)	10.94%	–7.47%	9.80%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,827	$16,164	$17,812	$13,090
Ratios to average net assets (d):
Net expenses	0.90%	0.90%	0.90%	0.00%
Gross expenses	1.97%	2.04%	3.13%	3.49%
Net investment income (loss)	2.01%	1.53%	1.79%	0.00%
Portfolio turnover rate	19%	72%	76%	0%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share	Six Months	Year	For the Period
of capital stock outstanding	Ended	Ended	12/30/16* to
throughout each period	6/30/19†	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$9.41	$10.70	$10.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.14	0.18
Net realized and unrealized gain (loss)	0.92	(0.96)	0.74
Total from investment operations	1.01	(0.82)	0.92
Less distributions from:
Net investment income	(0.04)	(0.23)	(0.12)
Net realized gains	—	(0.24)	(0.13)
Total distributions	(0.04)	(0.47)	(0.25)
Net asset value, end of period	$10.38	$9.41	$10.70
Total Return (c)	10.71%	–7.70%	9.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48	$43	$135
Ratios to average net assets (d):
Net expenses	1.15%	1.15%	1.15%
Gross expenses	8.20%	13.72%	20.65%
Net investment income (loss)	1.77%	1.29%	1.69%
Portfolio turnover rate	19%	72%	76%

^	Consolidated Financial Highlights.
†	Unaudited.
*	The inception date for the Institutional Shares was December 30, 2016 and for the Open Shares was January 9, 2017.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements

June 30, 2019 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2019, the Fund was comprised of thirty-two no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of Global Dynamic Multi-Asset, Opportunistic Strategies and Real Assets and Pricing Opportunities Portfolios. The financial statements of the other twenty-nine Portfolios are presented separately.

The Portfolios are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ Prospectus).

Lazard Real Assets and Pricing Opportunities Portfolio commenced investment operations and issued Institutional Shares on December 30, 2016. Lazard Real Assets and Pricing Opportunities Portfolio, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands, was incorporated on October 7, 2016 and commenced operations on December 30, 2016. The Subsidiary acts as an investment vehicle for the Portfolio in order to effect certain investments on behalf of the Portfolio, consistent with its investment objectives and policies as described in its prospectus. The Portfolio expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The financial statements of the Portfolio have been consolidated and include the accounts of both the Portfolio and the Subsidiary. All inter-company balances and transactions have been eliminated in consolidation. As of June 30, 2019, net assets of the Portfolio were $17,874,510, of which $2,895,893, or 16.20%, represented

Semi-Annual Report   67

the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with US Generally Accepted Accounting Principles (“GAAP”). The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for domestic equity securities) or the closing price (for foreign equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the NASDAQ National Market System (“NASDAQ”), the NASDAQ Official Closing Price. If there is no available closing price for a foreign equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Exchange-traded futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Swap agreements, such as credit default, interest rate and total return swap agreements, generally are valued by an independent pricing service. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

68   Semi-Annual Report

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on Europe, Latin and South America and Far East securities exchanges and in over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, European or Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

The Valuation Committee of the Investment Manager, which meets periodically under the direction of the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Semi-Annual Report   69

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on

70   Semi-Annual Report

investments. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the US dollar.

The US dollar value of forward currency contracts is determined using quotations provided by an independent pricing service. Daily fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, a Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period ended June 30, 2019, the Global Dynamic Multi-Asset and Real Assets and Pricing Opportunities Portfolios traded in forward currency contracts.

(d) Futures Contracts—For hedging and investment purposes, certain Portfolios may enter into futures contracts in US domestic markets, or exchanges located outside the United States.

Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are prin-

Semi-Annual Report   71

cipal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio’s net assets. Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

During the period ended June 30, 2019, the Real Assets and Pricing Opportunities Portfolio traded in futures contracts.

(e) Swap Agreements—Swap agreements on equity securities involve commitments to pay interest in exchange for a market linked return based on a notional amount. The counterparty pays out the total return of the equity security or basket of equity securities and, in return, receives a regular stream of payments, based on an agreed-upon interest rate. To the extent the total return of the security or basket of securities underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a

72   Semi-Annual Report

Portfolio will receive a payment from (or make a payment to) the counterparty.

Commodity-linked swap agreements involve commitments to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index or basket of reference commodities or commodity indexes underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the period ended June 30, 2019, the Real Assets and Pricing Opportunities Portfolios traded in swap agreements.

(f) Short Sales—A short sale is a transaction in which a Portfolio sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. A Portfolio realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Portfolio may have to pay a fee to borrow the particular security and is liable to the buyer for any dividends or interest payable on securities while those securities are in a short position. These dividends and interest amounts are an expense of the Portfolio. The Portfolio desig-

Semi-Annual Report   73

nates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2019, pursuant to short sale arrangements, the Portfolios have a right to set off any assets held (including the borrowed securities) or obligations owed to the lender (State Street), in the event of the lender’s default, against any obligations owed by the lender to the Portfolios under any agreement or collateral document, including the collateral value of the Securities Loan Collateral, as that term is defined in the Securities Lending and Services Agreement between the Portfolios and State Street. At June 30, 2019, the Opportunistic Strategies Portfolio had pledged $11,651,031 of long securities as collateral under such arrangements.

For the period ended June 30, 2019, proceeds from securities sold short and purchases to cover short positions for the Opportunistic Strategies Portfolio were $22,398,722 and $13,620,788, respectively.

(g) Federal Income Taxes—The Fund’s policy is to have each Portfolio qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2018, the Portfolios had no unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains.

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2018, the following Portfolios elected to defer such losses as follows:

74   Semi-Annual Report

	Post-October	Late-Year
	Capital Loss	Ordinary Loss
Portfolio	Deferral	Deferral

Opportunistic Strategies	$2,780,060	$50
Real Assets and Pricing Opportunities	43,215	—

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)

Global Dynamic Multi-Asset	$46,466,971	$4,158,294	$1,120,567	$3,037,727
Opportunistic Strategies	90,895,806	4,857,171	184,688	4,672,483
Real Assets and Pricing Opportunities	16,673,858	1,396,552	542,925	853,627

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(h) Dividends and Distributions—Dividends from net investment income, if any, will be declared and paid annually, except that the Real Assets and Pricing Opportunities Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second distribution

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may be required. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Real Assets and Pricing Opportunities Portfolio’s ordinary income and/or capital gains for that year, or any future tax year.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment companies, certain fixed-income securities, expenses derivatives and distributions from real estate investment trusts. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(i) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. The Portfolios’ income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(j) Redemption Fee—Until August 15, 2016, the Portfolios imposed a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees were retained by the Portfolios and are included

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as paid in capital on the Statements of Assets and Liabilities. As of August 15, 2016, redemption fees no longer apply to transactions in Portfolio shares.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(l) Net Asset Value—NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. NAV per share is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

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Portfolio	Annual Rate

Global Dynamic Multi-Asset	0.80%
Opportunistic Strategies	1.00
Real Assets and Pricing Opportunities	0.70

The Investment Manager provides investment management and other services to the Subsidiary. The Investment Manager does not receive separate compensation from the Subsidiary for providing such services. However, the Real Assets and Pricing Opportunities Portfolio pays the Investment Manager based on its net assets, which include the assets of the Subsidiary.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse the Portfolios until May 1, 2020 if the aggregate direct expenses of the Portfolios, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A) and extraordinary expenses including, for the purposes of the expense limitation agreement only, fees related to filing foreign tax reclaims, exceed the percentages of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name on table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expense.

Portfolio	Institutional Shares	Open Shares

Global Dynamic Multi-Asset	0.90%	1.20%
Opportunistic Strategies	1.02	1.32
Real Assets and Pricing Opportunities	0.90	1.15

During the period ended June 30, 2019, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

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	Institutional Shares		Open Shares
	Management	Expenses	Management	Expenses
Portfolio	Fees Waived	Reimbursed	Fees Waived	Reimbursed

Global Dynamic Multi-Asset	$114,427	$—	$1,055	$926
Opportunistic Strategies	78,951	—	1,307	252
Real Assets and Pricing Opportunities	60,285	32,218	160	1,448

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street provides the Fund with custody and certain fund administration and accounting services.

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The difference between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, certain Portfolios experienced management fee waivers during the year ended December 31, 2016. Accordingly, the reimbursement of out-of-pocket expenses resulted in the reduction in the waiver of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears the cost of printing and mailing prospectuses to potential investors and certain expenses in connection with the offering of Portfolio shares.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for distribution and servicing of accounts. The Distributor may make payments to certain financial institutions, securities dealers and other industry professionals for providing these services.

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DST is the Fund’s transfer and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For the period ended June 30, 2019, each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex: (1) an annual retainer of $232,000, (2) an additional annual fee of $33,000 to the lead Independent Director (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund), and (3) an additional annual fee of $23,000 to the Audit Committee Chair. The Independent Directors may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors also are reimbursed for travel and other out- of- pocket expenses for attending Board and committee meetings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees are allocated among the funds in the Lazard Fund Complex at a rate of $5,000 per fund with the remainder allocated based upon each fund’s proportionate share of combined net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2019 were as follows:

Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$24,068,779	$20,954,675
Opportunistic Strategies	55,902,004	79,167,016
Real Assets and Pricing Opportunities	2,394,779	2,978,152

	US Treasury Securities
Portfolio	Purchases	Sales

Real Assets and Pricing Opportunities	$267,393	$—

For the period ended June 30, 2019, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the

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Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

At June 30, 2019, the Investment Manager owned 12.84% of the outstanding shares of the Global Dynamic Multi-Asset Portfolio.

6. Line of Credit

The Fund has a $50 million Line of Credit Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the higher of the Federal Funds rate or One-Month LIBOR rate plus 1.00%, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2019, the Portfolios did not borrow under the Agreement.

Management believes that the fair value of the liability under the line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with LIBOR. A Portfolio’s outstanding balance on the line of credit, if any, would be categorized as Level 2.

7. Investment Risks

(a) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(b) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly

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vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(c) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager generally does not intend to actively hedge the Portfolio’s foreign currency exposure.

(d) Realty Companies, Real Estate Investments and REITs Risk—Portfolios that invest in Realty Companies (as defined in the Fund’s prospectus), Real Estate Investments and/or Real Estate Investment Trusts (REITs) could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by a Portfolio may be determined to a great extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of a Portfolio could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors or in a more broad-based portfolio generally.

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The risks related to investments in Realty Companies and Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

REITs are subject to similar risks as Real Estate Investments and Realty Companies. The risks related to investments in Real Estate Investments and Realty Companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of common stocks of other stocks traded on national exchanges, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in REITs may be adversely affected if the REIT fails to comply with applicable laws and regulations. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, and they generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

(e) Subsidiary Risk—The Real Assets and Pricing Opportunities Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated

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with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments.

(f) Tax Status Risk—Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Real Assets and Pricing Opportunities Portfolio for purposes of qualification as a “regulated investment company” for federal income tax purposes. Without such qualification, the Portfolio could be subject to tax. The tax treatment of some of the Portfolio’s investments in the Subsidiary and commodity-linked derivatives may be adversely affected by future legislation, regulations of the US Treasury Department or guidance issued by the Internal Revenue Service, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

(g) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Portfolio’s investments in these securities to decline. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. During periods of reduced market liquidity, a Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Portfolio redemption requests, including requests from shareholders who may own a significant percentage of a Portfolio’s shares,

84   Semi-Annual Report

which may be triggered by market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk, Portfolio expenses and/or taxable distributions. Economic and other developments can adversely affect debt securities markets.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher-rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by a Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that

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fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.“The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(h) Underlying Funds Risk—Shares of exchange-traded funds (“ETFs”), closed-end funds and exchange-traded notes (“ETNs” and collectively with ETFs and closed-end funds, “Underlying Funds”) in which certain Portfolios invest may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs and closed-end funds may trade at prices at, below or above their most recent NAV. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. ETNs may not trade in the secondary market, but typically are redeemable by the issuer. A Portfolio’s investments in Underlying Funds are subject to the risks of Underlying Funds’ investments, as well as to the general risks of investing in Underlying Funds. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs and closed-end funds in which the Portfolio invests. While ETNs do not have management fees, they are subject to certain investor fees. ETNs are debt securities that, like ETFs, typically are listed on exchanges and their terms generally provide for a return that tracks specified market indexes. However, unlike ETFs and closed-end funds, ETNs are not registered investment companies and thus are not registered under the 1940 Act. In addition, as debt securities, ETNs are sub-

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ject to the additional risk of the creditworthiness of the issuer. ETNs typically do not make periodic interest payments.

These Portfolios may be limited by the 1940 Act in the amount their assets that may be invested in ETFs and closed-end funds unless an ETF or a closed-end fund has received an exemptive order from the US Securities and Exchange Commission (the “SEC”) on which the Portfolios may rely or an exemption is available.

Many ETFs have received an exemptive order from the SEC providing an exemption from the 1940 Act limits on the amount of assets that may be invested in ETFs and closed-end funds, and a Portfolio’s reliance on an order is conditioned on compliance with certain conditions of the order. If an exemptive order has not been received and an exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in Underlying Funds that are registered investment companies to: (1) 3% or less of an Underlying Fund’s voting shares, (2) an Underlying Fund’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of Underlying Funds in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

(i) Short Position Risk—Short sales or positions may involve substantial risks. If a short position appreciates in value during a period of the Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, a Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security.

Short sales of securities also may involve additional transaction-related costs such as those in connection with borrowing the securities sold short.

There is a risk that certain Portfolios may be unable to fully implement their investment strategies due to a lack of available securities to borrow to effect short sales or for some other reason.

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When seeking to effect short sales of securities, a Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. In addition, a Portfolio may not always be able to close out a short sale position at a particular time or at an acceptable price. If the lender of a borrowed security requires a Portfolio to return the security to it on short notice, and the Portfolio is unable to borrow the security from another lender, the Portfolio may have to buy the borrowed security at an unfavorable price, resulting in a loss. In addition, there is a risk that the collateral pledged to the Portfolio’s custodian to secure securities borrowings in connection with short sales of securities may not be returned to the Portfolio or may not be returned in a timely manner.

It is possible that the market value of the securities a Portfolio holds in long positions will decline at the same time that the market value of the securities to which the Portfolio has short exposure increases, thereby increasing the Portfolio’s potential volatility.

(j) Natural Resources Risk—Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to

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changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

(k) Commodities-Related Investments Risk—Exposure to the commodities markets may subject the Real Assets and Pricing Opportunities Portfolio and the Subsidiary to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention. United States futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices, which may occur during a single business day. These limits are generally referred to as “daily price fluctuation limits” and the maximum or minimum price of a contract on any given day as a result of these limits is referred to as a “limit price.” Once the limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the commodity-linked investments.

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(l) Inflation-Indexed Security Risk—Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The US Treasury has guaranteed that, in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, a Portfolio may be required to make annual distributions to shareholders that exceed the cash the Portfolio received, which may cause the Portfolio to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

(m) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Over-the-counter swap agreements, forward currency contracts, writing or purchasing over-the-counter options on securities (including options on ETFs and ETNs), indexes and currencies and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which certain Portfolios may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related index, commodity, interest rate, currency, security or other reference asset. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not

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exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level

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within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation technique may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2019:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Global Dynamic Multi-Asset Portfolio
Assets:
Common Stocks*
Australia	$—	$1,114,644	$—	$1,114,644
Belgium	185,871	217,215	—	403,086
Canada	1,624,214	—	—	1,624,214
China	—	32,767	—	32,767
Denmark	—	222,623	—	222,623
Finland	210,500	—	—	210,500
France	131,171	655,131	—	786,302
Germany	137,142	347,828	—	484,970
Hong Kong	399,409	166,548	—	565,957
Israel	130,512	167,957	—	298,469
Italy	—	744,906	—	744,906
Japan	591,182	2,133,399	—	2,724,581
Netherlands	310,258	205,718	—	515,976
Norway	—	286,438	—	286,438
Puerto Rico	44,864	—	—	44,864
Singapore	175,121	143,517	—	318,638
Spain	—	116,890	—	116,890
Sweden	386,854	55,970	—	442,824
Switzerland	304,689	649,231	—	953,920
United Kingdom	1,600,214	631,962	—	2,232,176
United States	21,966,641	—	—	21,966,641
Corporate Bonds*	—	3,677,777	—	3,677,777
Foreign Government Obligations*	—	5,335,345	—	5,335,345
Quasi Government Bonds*	—	241,840	—	241,840
Supranational Bonds	—	1,387,202	—	1,387,202
US Government Securities	—	212,669	—	212,669
US Municipal Bonds	—	393,386	—	393,386
US Treasury Securities	—	1,192,485	—	1,192,485
Short-Term Investments	995,044	—	—	995,044
Other Financial Instruments†
Forward Currency Contracts	—	66,819	—	66,819
Total	$29,193,686	$20,400,267	$—	$49,593,953
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(89,255)	$—	$(89,255)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Funds	$87,021,509	$—	$—	$87,021,509
Closed-End Management Investment Companies	4,238,640	—	—	4,238,640
Short-Term Investments	13,341,147	—	—	13,341,147
Total	$104,601,296	$—	$—	$104,601,296
Liabilities:
Securities Sold Short Exchange-Traded Funds	$(9,033,007)	$—	$—	$(9,033,007)
Lazard Real Assets and Pricing Opportunities Portfolio
Assets:
Common Stocks*
Australia	$—	$633,603	$—	$633,603
Canada	596,649	—	—	596,649
China	—	72,817	—	72,817
Denmark	—	16,932	—	16,932
Finland	—	11,773	—	11,773
France	—	401,840	—	401,840
Germany	—	283,460	—	283,460
Hong Kong	—	472,895	—	472,895
Israel	—	34,937	—	34,937
Italy	—	865,603	—	865,603
Japan	—	431,376	—	431,376
Luxembourg	—	135,902	—	135,902
Mexico	54,081	—	—	54,081
Netherlands	—	17,003	—	17,003
New Zealand	—	11,470	—	11,470
Norway	—	16,023	—	16,023
Philippines	—	69,213	—	69,213
Singapore	—	126,044	—	126,044
South Korea	—	13,552	—	13,552
Spain	—	66,792	—	66,792
Sweden	—	6,931	—	6,931
Switzerland	—	88,698	—	88,698
United Arab Emirates	—	26,714	—	26,714
United Kingdom	7,463	900,175	—	907,638
United States	4,598,045	16,180	—	4,614,225
Exchange-Traded Funds	382,816	—	—	382,816
Foreign Government Obligations*	—	1,643,006	—	1,643,006
US Treasury Securities	—	2,886,414	—	2,886,414
Short-Term Investments	2,817,949	—	—	2,817,949
Other Financial Instruments†
Forward Currency Contracts	—	9,739	—	9,739
Total	$8,457,003	$9,259,092	$—	$17,716,095

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(22,081)	$—	$(22,081)
Futures Contracts	(16,828)	—	—	(16,828)
Swap Agreements	—	(183,797)	—	(183,797)
Total	$(16,828)	$(205,878)	$—	$(222,706)

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts, futures contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

During the period ended June 30, 2019, the approximate average monthly notional exposure for derivative instruments was as follows:

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Derivative Instruments	Global Dynamic Multi-Asset Portfolio	Real Assets and Pricing Opportunities Portfolio
Forward currency contracts:
Average amounts purchased	$7,500,000	$300,000
Average amounts sold	7,200,000	4,100,000

Futures contracts:
Average notional value of contracts – long		2,00,000

Total return swap agreements:
Average notional value		2,700,000

Global Dynamic Multi-Asset Portfolio

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$66,819

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$89,255

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$22,579

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(139,521)

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Real Assets and Pricing Opportunities Portfolio

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019:

Assets – Derivative Financial Instruments	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Total
Forward currency contracts Unrealized appreciation on forward currency contracts	$—	$—	$9,739	$9,739

Liabilities – Derivative Financial Instruments	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Total
Forward currency contracts
Unrealized depreciation on forward currency contracts	$—	$—	$22,081	$22,081
Futures contracts Unrealized depreciation on futures contracts	16,828	—	—	16,828
Swap agreements Unrealized depreciation on swap agreements	—	183,797	—	183,797
Total	$16,828	$183,797	$22,081	$222,706

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019 was:

Net Realized Gain (Loss) from:	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Total
Forward currency contracts	$—	$—	$86,256	$86,256
Futures contracts	(63,095)	—	—	(63,095)
Swap agreements	—	(35,103)	—	(35,103)
Total	$(63,095)	$(35,103)	$86,256	$(11,942)

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Total
Forward currency contracts	$—	$—	$(21,404)	$(21,404)
Futures contracts	4,598	—	—	4,598
Swap agreements	—	98,858	—	98,858
Total	4,598	$98,858	$(21,404)	$82,052

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As of June 30, 2019, the Global Dynamic Multi-Asset, Opportunistic Strategies and Real Assets and Pricing Opportunities Portfolios held derivative instruments that are eligible for offset in the Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios are presented in the below table, as of June 30, 2019:

Global Dynamic Multi-Asset Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$66,819	$—	$66,819

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$16,103	$(8,678)	$—	$7,425
HSBC Bank USA NA	38,351	(38,351)	—	—
JPMorgan Chase Bank NA	9,496	(9,496)	—	—
Morgan Stanley Capital Services LLC.	1,449	(328)	—	1,121
State Street Bank and Trust Co.	1,420	(1,420)	—	—
Total	$66,819	$(58,273)	$—	$8,546

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$89,255	$—	$89,255

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank NA	$8,678	$(8,678)	$—	$—
HSBC Bank USA NA	42,161	(38,351)	—	3,810
JPMorgan Chase Bank NA	29,140	(9,496)	—	19,644
Morgan Stanley Capital Services LLC.	328	(328)	—	—
State Street Bank and Trust Co.	8,948	(1,420)	—	7,528
Total	$89,255	$(58,273)	$—	$30,982

Lazard Real Assets and Pricing Opportunities Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$9,739	$—	$9,739

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$1,931	$(1,931)	$—	$—
HSBC Bank USA NA	6,847	(6,847)	—	—
JPMorgan Chase Bank NA	696	(696)	—	—
Morgan Stanley Capital Services LLC.	265	—	—	265
Total	$9,739	$(9,474)	$—	$265

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$22,081	$—	$22,081
Total Return Swap Agreements	183,797	—	183,797
Total	$205,878	$—	$205,878

Semi-Annual Report   99

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (a)	Net Amounts of Derivative Liabilities
Citibank NA	$5,673	$(1,931)	$—	$3,742
Goldman Sachs International	183,797	—	(183,797)	—
HSBC Bank USA NA	9,596	(6,847)	—	2,749
JPMorgan Chase Bank NA	916	(696)	—	220
State Street Bank and Trust Co.	5,896	—	—	5,896
Total	$205,878	$(9,474)	$(183,797)	$12,607

(a)	Collateral amounts disclosed in the table above may be adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

11. Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Management has evaluated the impact of the amendments and has adopted these amendments and incorporated the changes in the current financial statements and related disclosures. For public business entities, the amendments in this ASU became effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

In August 2018, the FASB issued an ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU”) which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU apply to all entities that are required, under existing GAAP, to make disclosures about recurring or non-recurring fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has evaluated the impact of

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the amendments and has elected to adopt these amendments and incorporate the changes in the current financial statements.

12. Subsequent Events

Management has evaluated subsequent events affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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The Lazard Funds, Inc.

Board of Directors and Officers Information (unaudited)

Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) and Other Public Company Directorships Held During the Past Five Years(2)

Independent Directors(3):

Franci J. Blassberg (1953)	Director (August 2014)	Debevoise & Plimpton LLP, a law firm, Of Counsel (2013 – present)

Cornell Law School, Adjunct Professor (2013 – 2016, 2019)

The Buchmann Faculty of Law, Tel Aviv University, Visiting Professor (2019)

University of California, Berkeley School of Law, Adjunct Professor (Spring 2017)

Kenneth S. Davidson (1945)	Director (August 1995)	Davidson Capital Management Corporation, an investment manager, President (1978 – present)

Landseer Advisors LLC, an investment manager, Senior Advisor (2012 – 2014)

Nancy A. Eckl (1962)	Director (April 2007)	College Retirement Equities Fund (eight accounts), Trustee (2007 – present)

TIAA-CREF Funds (69 funds) and TIAA-CREF Life Funds (11 funds), Trustee (2007 – present)

TIAA Separate Account VA-1, Member of the Management Committee (2007 – present)

Trevor W. Morrison (1971)	Director (April 2014)	New York University School of Law, Dean and Eric M. and Laurie B. Roth Professor of Law (2013 – present)

Columbia Law School, Professor of Law (2008 – 2013)

Richard Reiss, Jr. (1944)	Director (May 1991)	Georgica Advisors LLC, an investment manager, Chairman (1997 – present)

Resource America, Inc., a real estate asset management company, Director (2016 – 2018)

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Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) and Other Public Company Directorships Held During the Past Five Years(2)

Robert M. Solmson (1947)	Director (September 2004)	Fairwood Capital, LLC, a private investment corporation engaged primarily in real estate and hotel investments, Co-Managing Partner and Managing Director (2008 – present)

Interested Directors(4):

Ashish Bhutani (1960)	Director (July 2005)	Investment Manager, Chief Executive Officer (2004 – present)

Lazard Ltd, Vice Chairman and Director (2010 – present)

Nathan A. Paul (1973)	Director (October 2017), Chief Executive Officer and President	Investment Manager, Chief Business Officer (April 2017 – present) and Managing Director (2003 – present)

	(February 2017; previously, Vice President and Secretary since April 2002)	Investment Manager, General Counsel (2002 – April 2017)

(1)	The address of each Director of the Fund is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.
(2)	Each Director serves as a Director for each of the funds in the Lazard Fund Complex (comprised of, as of July 31, 2019, 39 active investment portfolios). Each Director serves an indefinite term, until his or her successor is elected, and each Director serves in the same capacity for the other funds in the Lazard Fund Complex.
(3)	“Independent Directors” are not “interested persons” (as defined in the 1940 Act) of the Fund.
(4)	Messrs. Bhutani and Paul are “interested persons” (as defined in the 1940 Act) of the Fund because of their positions with the Investment Manager.

The Fund’s Statement of Additional Information contains further information about the Directors and is available without charge by calling 800-823-6300, or online, at www.lazardassetmanagement.com.

Semi-Annual Report   103

Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) During the Past Five Years

Officers(3):

Mark R. Anderson (1970)	Chief Compliance Officer (September 2014), Vice President and Secretary (February 2017)	Managing Director (since February 2017, previously Director), Chief Compliance Officer (since September 2014) and General Counsel (since April 2017) of the Investment Manager

Senior Vice President, Counsel and Deputy Chief Compliance Officer of AllianceBernstein L.P. (2004 – August 2014)

Christopher Snively (1984)	Chief Financial Officer (March 2016)	Senior Vice President of the Investment Manager (since November 2015)

Assurance Manager at PricewaterhouseCoopers LLP (2008 – November 2015)

Stephen St. Clair (1958)	Treasurer (May 2003)	Vice President of the Investment Manager

Shari L. Soloway (1981)	Assistant Secretary (November 2015)	Head of Legal, North America (since January 2019, previously Senior Vice President, Legal and Compliance (since September 2015)) of the Investment Manager

Vice President and Associate General Counsel of GE Asset Management (July 2011 – September 2015)

Jessica A. Falzone (1989)	Assistant Secretary (January 2019)	Vice President, Legal and Compliance, of the Investment Manager (since March 2018)

Associate at Schulte Roth & Zabel LLP (2014 – March 2018)

Cesar A. Trelles (1975)	Assistant Treasurer (December 2004)	Vice President of the Investment Manager

(1)	The address of each officer of the Fund is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.
(2)	Each officer serves for an indefinite term, until his or her successor is elected and qualifies or until his or her earlier resignation or removal. Each officer serves in the same capacity for the other funds in the Lazard Fund Complex.
(3)	In addition to Nathan A. Paul, Chief Executive Officer and President (since February 2017; previously, Vice President and Secretary since April 2002), whose information is included in the Interested Directors section above.

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The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files its complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

At meetings of the Board held on May 22, 2019 and June 5, 2019, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 5, 2019 meeting, additional information requested by the Independent Directors at the May 22, 2019 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Invest-

Semi-Annual Report   105

ment Manager and its clients (of which the Lazard Funds complex of 39 active funds comprised approximately $29 billion of the approximately $235 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2019).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $29 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

The Board reviewed information prepared by Strategic Insight, an independent provider of investment company data, comparing, for the fiscal year ended December 31, 2018, each Portfolio’s:

•	contractual management fee (i.e., without giving effect to any fee waivers), referred to in the Strategic Insight materials as “advisor fee,” expense ratio (net of any fee waivers or expense reimbursements) and performance (for one-, three-, five- and ten-year peri-

106   Semi-Annual Report

ods ended March 31, 2019, as applicable) to those of a group of comparison funds selected by Strategic Insight (a “Group”);

•	advisor fee and expense ratio to a broader group of funds based on the Portfolio’s Morningstar category (an “Expense Universe”); and

•	performance (for the one-, three-, five- and ten-year periods ended March 31, 2019, as applicable) to that of the funds in the Portfolio’s Morningstar category (a “Category”) and the benchmark index and the Portfolio’s performance for each of the four most recently completed calendar years, as applicable, and the first quarter of 2019, to that of the funds in the Portfolio’s Category and the benchmark index.

The Strategic Insight materials outlined the process of construction of the Groups, Expense Universes and Categories, and representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Groups, Expense Universes and Categories, including how the methodologies could affect the results of the comparisons.

Advisor Fees and Expense Ratios. Representatives of the Investment Manager discussed the results of the Strategic Insight advisor fee and expense ratio comparisons with the Board, which showed that the advisor fees and expense ratios of the Portfolios were competitive within each Portfolio’s respective Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager currently was waiving advisor fees and/or reimbursing expenses.

As applicable, the Board also considered fees paid to the Investment Manager by any funds advised or sub-advised by the Investment Manager utilizing the same investment strategies as the Portfolios, as well as any separately managed accounts of the Investment Manager with similar investment objectives, policies and strategies (for

Semi-Annual Report   107

each Portfolio, collectively with such funds, “Similar Accounts”). Representatives of the Investment Manager discussed the nature of the Similar Accounts and the significant differences in services provided by the Investment Manager to the different types of Similar Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Similar Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the fees paid to the Investment Manager by the Portfolios.

Performance. When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional performance information, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information (as requested by the Board) from the Investment Manager.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2018 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant indirect benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder serv-

108   Semi-Annual Report

icing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. It was noted that each Portfolio had declining or generally stable assets, and/or a low level of assets, over the past calendar year so that the potential that the Investment Manager may have realized any economies of scale was reduced.

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and

Semi-Annual Report   109

infrastructure associated with an approximately $235 billion global asset management business.

•	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

•	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable.

•	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase and determined that they would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

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The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

https://www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte &Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP

Eleven Times Square

New York, New York 10036-8299

http://www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS030

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 28, 2019

By /s/ Christopher Snively

Christopher Snively

Chief Financial Officer

Date August 28, 2019